UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Commodity Strategies Fund
BlackRock Energy Opportunities Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Technology Opportunities Fund
BlackRock U.S. Insights Long/Short Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
11/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage International Fund
Institutional Shares | BROIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Institutional Shares | BROIX
Semi-Annual Shareholder Report — November 30, 2025
BROIX-11/25-SAR

BlackRock Advantage International Fund
Investor A Shares | BROAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.75%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor A Shares | BROAX
Semi-Annual Shareholder Report — November 30, 2025
BROAX-11/25-SAR

BlackRock Advantage International Fund
Investor C Shares | BROCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor C Shares | BROCX
Semi-Annual Shareholder Report — November 30, 2025
BROCX-11/25-SAR

BlackRock Advantage International Fund
Class K Shares | BROKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.45%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class K Shares | BROKX
Semi-Annual Shareholder Report — November 30, 2025
BROKX-11/25-SAR

BlackRock Advantage International Fund
Class R Shares | BGORX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$52	1.00%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class R Shares | BGORX
Semi-Annual Shareholder Report — November 30, 2025
BGORX-11/25-SAR

BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.62%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Semi-Annual Shareholder Report — November 30, 2025
CMVIX-11/25-SAR

BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.87%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Semi-Annual Shareholder Report — November 30, 2025
BMCAX-11/25-SAR

BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$90	1.62%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Semi-Annual Shareholder Report — November 30, 2025
BMCCX-11/25-SAR

BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.57%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Semi-Annual Shareholder Report — November 30, 2025
BMCKX-11/25-SAR

BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$62	1.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Semi-Annual Shareholder Report — November 30, 2025
BMCRX-11/25-SAR

BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Semi-Annual Shareholder Report — November 30, 2025
BDSIX-11/25-SAR

BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.75%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Semi-Annual Shareholder Report — November 30, 2025
BDSAX-11/25-SAR

BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Semi-Annual Shareholder Report — November 30, 2025
BDSCX-11/25-SAR

BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.45%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Semi-Annual Shareholder Report — November 30, 2025
BDSKX-11/25-SAR

BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.74%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Semi-Annual Shareholder Report — November 30, 2025
BICSX-11/25-SAR

BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	0.99%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Semi-Annual Shareholder Report — November 30, 2025
BCSAX-11/25-SAR

BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.74%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Semi-Annual Shareholder Report — November 30, 2025
BCSCX-11/25-SAR

BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.69%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Semi-Annual Shareholder Report — November 30, 2025
BCSKX-11/25-SAR

BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$270,877,469
Number of Portfolio Holdings	33
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	2.8%
Consumer Staples Distribution & Retail	1.0%
Short-Term Securities	2.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Semi-Annual Shareholder Report — November 30, 2025
BACIX-11/25-SAR

BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$71	1.33%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$270,877,469
Number of Portfolio Holdings	33
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	2.8%
Consumer Staples Distribution & Retail	1.0%
Short-Term Securities	2.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Semi-Annual Shareholder Report — November 30, 2025
BACAX-11/25-SAR

BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$109	2.05%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$270,877,469
Number of Portfolio Holdings	33
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	2.8%
Consumer Staples Distribution & Retail	1.0%
Short-Term Securities	2.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Semi-Annual Shareholder Report — November 30, 2025
BACCX-11/25-SAR

BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.86%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Semi-Annual Shareholder Report — November 30, 2025
SHSSX-11/25-SAR

BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$65	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Semi-Annual Shareholder Report — November 30, 2025
SHISX-11/25-SAR

BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$62	1.11%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Semi-Annual Shareholder Report — November 30, 2025
SHSAX-11/25-SAR

BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$106	1.90%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Semi-Annual Shareholder Report — November 30, 2025
SHSCX-11/25-SAR

BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.76%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Semi-Annual Shareholder Report — November 30, 2025
SHSKX-11/25-SAR

BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$82	1.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Semi-Annual Shareholder Report — November 30, 2025
BHSRX-11/25-SAR

BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.85%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Semi-Annual Shareholder Report — November 30, 2025
BMCIX-11/25-SAR

BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Semi-Annual Shareholder Report — November 30, 2025
BMEAX-11/25-SAR

BlackRock High Equity Income Fund
Investor C Shares | BMECX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$98	1.85%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor C Shares | BMECX
Semi-Annual Shareholder Report — November 30, 2025
BMECX-11/25-SAR

BlackRock High Equity Income Fund
Class K Shares | BHEIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.80%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Class K Shares | BHEIX
Semi-Annual Shareholder Report — November 30, 2025
BHEIX-11/25-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.81%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Semi-Annual Shareholder Report — November 30, 2025
CMGIX-11/25-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Semi-Annual Shareholder Report — November 30, 2025
CMGSX-11/25-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	1.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Semi-Annual Shareholder Report — November 30, 2025
BMGAX-11/25-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$92	1.81%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Semi-Annual Shareholder Report — November 30, 2025
BMGCX-11/25-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.73%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Semi-Annual Shareholder Report — November 30, 2025
BMGKX-11/25-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	1.31%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Semi-Annual Shareholder Report — November 30, 2025
BMRRX-11/25-SAR

BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Semi-Annual Shareholder Report — November 30, 2025
BGSIX-11/25-SAR

BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$65	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Semi-Annual Shareholder Report — November 30, 2025
BSTSX-11/25-SAR

BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$65	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Semi-Annual Shareholder Report — November 30, 2025
BGSAX-11/25-SAR

BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$106	1.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Semi-Annual Shareholder Report — November 30, 2025
BGSCX-11/25-SAR

BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.83%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Semi-Annual Shareholder Report — November 30, 2025
BTEKX-11/25-SAR

BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78	1.42%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Semi-Annual Shareholder Report — November 30, 2025
BGSRX-11/25-SAR

BlackRock U.S. Insights Long/Short Equity Fund
Institutional Shares | BILSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	1.60%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$13,011,503
Number of Portfolio Holdings	627
Portfolio Turnover Rate	130%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	14.9%	5.5%	20.4%
Industrials	8.5%	8.4%	16.9%
Health Care	8.8%	7.4%	16.2%
Financials	7.7%	6.3%	14.0%
Energy	3.8%	3.5%	7.3%
Consumer Discretionary	5.0%	2.1%	7.1%
Materials	3.9%	0.9%	4.8%
Communication Services	3.2%	1.0%	4.2%
Consumer Staples	1.4%	2.2%	3.6%
Real Estate	1.2%	1.6%	2.8%
Utilities	1.6%	1.1%	2.7%
	60.0	40.0	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Institutional Shares | BILSX
Semi-Annual Shareholder Report — November 30, 2025
BILSX-11/25-SAR

BlackRock U.S. Insights Long/Short Equity Fund
Investor A Shares | BALSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$98	1.86%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$13,011,503
Number of Portfolio Holdings	627
Portfolio Turnover Rate	130%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	14.9%	5.5%	20.4%
Industrials	8.5%	8.4%	16.9%
Health Care	8.8%	7.4%	16.2%
Financials	7.7%	6.3%	14.0%
Energy	3.8%	3.5%	7.3%
Consumer Discretionary	5.0%	2.1%	7.1%
Materials	3.9%	0.9%	4.8%
Communication Services	3.2%	1.0%	4.2%
Consumer Staples	1.4%	2.2%	3.6%
Real Estate	1.2%	1.6%	2.8%
Utilities	1.6%	1.1%	2.7%
	60.0	40.0	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Investor A Shares | BALSX
Semi-Annual Shareholder Report — November 30, 2025
BALSX-11/25-SAR

BlackRock U.S. Insights Long/Short Equity Fund
Class K Shares | BKLSX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$82	1.56%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$13,011,503
Number of Portfolio Holdings	627
Portfolio Turnover Rate	130%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	14.9%	5.5%	20.4%
Industrials	8.5%	8.4%	16.9%
Health Care	8.8%	7.4%	16.2%
Financials	7.7%	6.3%	14.0%
Energy	3.8%	3.5%	7.3%
Consumer Discretionary	5.0%	2.1%	7.1%
Materials	3.9%	0.9%	4.8%
Communication Services	3.2%	1.0%	4.2%
Consumer Staples	1.4%	2.2%	3.6%
Real Estate	1.2%	1.6%	2.8%
Utilities	1.6%	1.1%	2.7%
	60.0	40.0	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Class K Shares | BKLSX
Semi-Annual Shareholder Report — November 30, 2025
BKLSX-11/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

• BlackRock Advantage International Fund

• BlackRock Advantage Large Cap Growth Fund

• BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.

• BlackRock Advantage Large Cap Core Fund

• BlackRock Advantage Large Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%

Aristocrat Leisure Ltd.	1,204,609	$46,040,882

Aurizon Holdings Ltd.	1,571,256	3,684,920

BHP Group Ltd.	1,411,306	38,617,558

Coles Group Ltd.	789,379	11,539,228

Commonwealth Bank of Australia	534,923	53,460,973

Computershare Ltd.	332,967	7,827,950

Evolution Mining Ltd.	1,942,968	15,128,489

Fortescue Ltd.	1,190,550	16,732,691

Glencore PLC	7,206,588	34,448,615

Insurance Australia Group Ltd.	721,266	3,663,735

JB Hi-Fi Ltd.	6,931	446,105

Lottery Corp. Ltd. (The)	347,297	1,244,117

Macquarie Group Ltd.	507,868	65,599,089

Mirvac Group	29,760	42,153

National Australia Bank Ltd.	259,378	6,819,797

Orica Ltd.	510,698	7,978,861

Pro Medicus Ltd.	41,325	7,226,145

Qantas Airways Ltd.	958,517	6,273,591

QBE Insurance Group Ltd.	811,381	10,232,428

REA Group Ltd.	43,352	5,567,846

Rio Tinto Ltd.	89,360	7,751,687

Rio Tinto PLC	65,074	4,672,464

Rocketboots Ltd.(a)(b)	1,389	141

Santos Ltd.	1,767,100	7,458,291

SEEK Ltd.	346,216	5,553,975

SGH Ltd.	56,923	1,764,088

Sonic Healthcare Ltd.	227,603	3,479,815

Suncorp Group Ltd.	325,508	3,740,081

Technology One Ltd.	156,109	3,083,177

Telstra Group Ltd.	3,864,690	12,461,405

Transurban Group	613,142	5,996,404

Wesfarmers Ltd.	362,553	19,456,010

Westpac Banking Corp.	182,632	4,498,570

Woodside Energy Group Ltd.	191,936	3,139,256

Worley Ltd.	754,310	6,596,812

		432,227,349

Austria — 0.0%

BAWAG Group AG(c)	19,526	2,614,729

Belgium — 0.3%

Ageas SA/NV	121,130	8,275,967

D’ieteren Group	1,113	193,850

Groupe Bruxelles Lambert NV	600	51,897

UCB SA	27,397	7,657,839

		16,179,553

Chile — 0.0%

Antofagasta PLC	7,435	271,857

China — 0.9%

BOC Hong Kong Holdings Ltd.	1,786,000	8,622,476

Budweiser Brewing Co. APAC Ltd.(c)	327,600	338,083

Mobvista, Inc.(a)(c)	533,000	1,006,698

Prosus NV, Class N	794,885	50,112,726

SITC International Holdings Co. Ltd.	290,000	997,115

		61,077,098

Denmark — 1.2%

Coloplast A/S, Class B	1,975	178,347

Danske Bank A/S	156,860	7,204,909

Genmab A/S(a)	30,567	9,820,706

Novo Nordisk A/S, Class B	801,954	39,715,083

Pandora A/S	102,855	12,308,197

Security	Shares	Value

Denmark (continued)

Tryg A/S	210,332	$5,210,101

Vestas Wind Systems A/S	180,115	4,281,697

		78,719,040

Finland — 0.8%

Elisa Oyj	31,182	1,366,901

Kone Oyj, Class B	174,171	11,852,378

Nokia Oyj	1,941,421	11,823,492

Nordea Bank Abp	732,275	12,958,074

Sampo Oyj, A Shares	1,098,929	12,925,440

Wartsila Oyj Abp	28,544	926,502

		51,852,787

France — 11.4%

Air Liquide SA	192,185	36,831,815

AXA SA	1,278,447	57,757,401

BNP Paribas SA	895,599	76,554,685

Bouygues SA	22,448	1,121,670

Bureau Veritas SA	344,198	11,012,293

Cie de Saint-Gobain SA	24,766	2,471,819

Cie Generale des Etablissements Michelin SCA	47,807	1,564,812

Credit Agricole SA	1,060,301	20,325,364

Danone SA	23,946	2,140,624

Dassault Systemes SE	517,133	14,484,443

Edenred SE	2,259	48,444

Eiffage SA	37,009	5,113,821

Engie SA	848,258	21,585,024

FDJ UNITED, Class A(c)	51,626	1,454,867

Gecina SA	13,556	1,256,731

Hermes International SCA	12,176	29,713,632

Ipsen SA	65,976	9,525,359

Klepierre SA	90,681	3,530,044

L’Oreal SA	99,004	43,184,165

LVMH Moet Hennessy Louis Vuitton SE	104,707	77,391,407

Publicis Groupe SA	185,242	18,079,912

Safran SA	270,761	91,019,494

Sanofi SA	634,840	63,317,327

Societe Generale SA	380,561	26,498,637

Sodexo SA	120	6,347

SPIE SA	39,196	2,127,646

Thales SA	98,260	25,733,793

TotalEnergies SE	600,949	39,534,508

Veolia Environnement SA	644,566	21,936,131

Vinci SA	316,331	44,891,137

		750,213,352

Germany — 10.4%

adidas AG, Class N	178,073	33,167,643

Allianz SE, Registered Shares	133,467	57,611,818

Commerzbank AG	152,457	5,982,157

Continental AG	99,525	7,408,751

Deutsche Bank AG, Registered Shares	1,392,158	49,360,151

Deutsche Boerse AG, Registered Shares	55,769	14,907,063

Deutsche Post AG	364,808	18,986,195

Deutsche Telekom AG, Registered Shares	3,088,983	99,612,891

E.ON SE, Class N	50,565	900,676

Fresenius Medical Care AG	8,950	427,795

GEA Group AG	52,804	3,577,886

Hannover Rueck SE, Registered Shares	16,334	4,911,059

Henkel AG & Co. KGaA, NVS	71,307	5,751,456

Henkel AG & Co. KGaA	31,234	2,344,736

HOCHTIEF AG	11,274	3,990,915

Infineon Technologies AG, Class N	153,800	6,492,723

Knorr-Bremse AG	55,884	5,927,997

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)

LEG Immobilien SE	68,587	$5,152,847

Mercedes-Benz Group AG, Class N	252,556	17,055,089

MTU Aero Engines AG, Class N	6,196	2,535,141

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	78,058	49,193,643

Nemetschek SE	89,715	10,026,259

Nordex SE(a)	10,693	320,628

Porsche Automobil Holding SE, Preference Shares, NVS	74,380	3,207,700

Rational AG	1,780	1,330,683

Rheinmetall AG	14,863	25,421,528

SAP SE	542,172	130,885,767

Sartorius AG, NVS	5,550	1,618,729

Scout24 SE(c)	15,474	1,582,712

Siemens AG, Registered Shares	203,185	53,885,430

Siemens Energy AG(a)	294,460	39,428,880

Siemens Healthineers AG(c)	140,376	6,981,939

TUI AG(a)	81,247	775,622

Vonovia SE	403,049	12,201,565

		682,966,074

Hong Kong — 2.0%

AIA Group Ltd.	9,121,200	95,005,329

CK Asset Holdings Ltd.	812,500	4,177,634

Guotai Junan International Holdings Ltd.	215,000	79,501

Henderson Land Development Co. Ltd.	23,000	86,917

HKT Trust & HKT Ltd.	14,000	21,420

Hongkong Land Holdings Ltd.	358,900	2,281,078

Link REIT	1,118,400	5,312,044

Swire Pacific Ltd., Class A	200,000	1,717,094

Techtronic Industries Co. Ltd.	1,379,500	16,224,468

WH Group Ltd.(c)	3,419,500	3,581,013

		128,486,498

India — 0.0%

AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	59,076

Indonesia — 0.1%

Jardine Matheson Holdings Ltd.	81,100	5,326,257

Ireland — 0.1%

Kerry Group PLC, Class A	77,762	7,218,739

Israel — 0.8%

Bank Hapoalim BM	484,065	10,478,079

Bank Leumi Le-Israel BM	475,846	9,979,104

Elbit Systems Ltd.	18,952	8,891,542

Israel Discount Bank Ltd., Class A	398,934	4,177,823

Mizrahi Tefahot Bank Ltd.	112,457	7,877,655

Nice Ltd.(a)	85,536	8,951,104

Nova Ltd.(a)	9,888	3,102,209

		53,457,516

Italy — 3.0%

Amplifon SpA	211,824	3,259,792

Banca Mediolanum SpA	72,587	1,555,385

Banca Monte dei Paschi di Siena SpA	771,093	7,295,148

BPER Banca SpA	476,003	5,736,194

Coca-Cola HBC AG	121,564	6,098,760

Enel SpA	3,116,315	32,204,102

Eni SpA	1,479,697	27,668,155

Generali	319,026	12,663,878

Infrastrutture Wireless Italiane SpA(c)	108,055	989,567

Intesa Sanpaolo SpA	4,985,207	32,339,006

Leonardo SpA	132,705	7,273,508

Security	Shares	Value

Italy (continued)

MFE-MediaForEurope NV, Class A	23	$83

MFE-MediaForEurope NV, Class B	2	9

Nexi SpA(c)	992,569	4,641,558

Poste Italiane SpA(c)	148,833	3,562,610

Prysmian SpA	59,938	6,015,468

Recordati Industria Chimica e Farmaceutica SpA	5,528	326,900

Saipem SpA	1,092,859	2,978,951

Snam SpA	526,507	3,502,929

Terna - Rete Elettrica Nazionale	115,239	1,215,264

UniCredit SpA	459,827	34,230,784

Unipol Assicurazioni SpA	116,336	2,671,827

		196,229,878

Japan — 24.0%

Advantest Corp.	217,400	28,927,360

Aeon Co. Ltd.	192,300	3,481,744

Amada Co. Ltd.	176,100	2,096,497

ANA Holdings, Inc.	127,500	2,405,673

Asahi Kasei Corp.	690,500	5,767,301

Astellas Pharma, Inc.	1,739,300	21,870,677

Canon, Inc.	799,300	23,517,003

Central Japan Railway Co.	88,500	2,418,447

Chugai Pharmaceutical Co. Ltd.	96,600	5,172,555

Credit Saison Co. Ltd.	14,200	357,536

CyberAgent, Inc.	675,100	6,046,393

Dai Nippon Printing Co. Ltd.	94,100	1,591,481

Daifuku Co. Ltd.	600	18,979

Dai-ichi Life Holdings, Inc.	1,206,500	9,412,943

Daiichi Sankyo Co. Ltd.	663,100	16,343,419

Daikin Industries Ltd.	140,200	18,206,703

Daiwa House Industry Co. Ltd.	194,400	6,635,099

Daiwa Securities Group, Inc.	648,600	5,380,708

Denso Corp.	45,500	599,101

Dentsu Group, Inc.	215,100	4,887,259

DMG Mori Co. Ltd.	325,700	5,718,904

East Japan Railway Co.	34,200	884,088

ENEOS Holdings, Inc.	2,748,100	18,110,823

FANUC Corp.	261,600	8,384,797

Fast Retailing Co. Ltd.	39,000	14,248,816

Fujitsu Ltd.	1,456,000	38,629,454

Hitachi Ltd.	3,294,100	104,903,713

Hulic Co. Ltd.	371,300	4,095,424

Idemitsu Kosan Co. Ltd.	36,800	272,648

Isuzu Motors Ltd.	200	3,065

Japan Airlines Co. Ltd.	345,200	6,438,166

Japan Exchange Group, Inc.	279,400	3,192,647

Japan Post Bank Co. Ltd.	1,145,400	13,784,216

Japan Post Holdings Co. Ltd.	671,200	6,593,148

Japan Post Insurance Co. Ltd.	55,000	1,529,883

Japan Tobacco, Inc.	1,041,800	39,187,818

Kansai Electric Power Co., Inc. (The)	104,200	1,781,448

Kao Corp.	32,900	1,330,358

KDDI Corp.	16,600	285,589

Keisei Electric Railway Co. Ltd.	30,100	244,426

Keyence Corp.	94,000	31,998,492

Kubota Corp.	486,500	7,021,736

Kyocera Corp.	564,100	7,721,982

LY Corp.	2,248,300	6,038,175

Mitsubishi Chemical Group Corp.	173,300	978,928

Mitsubishi Corp.	1,228,900	29,095,584

Mitsubishi Electric Corp.	878,200	23,744,715

Mitsubishi Estate Co. Ltd.	394,600	9,309,836

Mitsubishi HC Capital, Inc.	761,400	6,092,454

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)

Mitsubishi Heavy Industries Ltd.	1,682,600	$42,618,922

Mitsubishi UFJ Financial Group, Inc.	4,309,200	67,566,280

Mitsui & Co. Ltd.	1,149,800	30,546,176

Mitsui Chemicals, Inc.	139,500	3,519,523

Mitsui Fudosan Co. Ltd.	1,460,200	17,150,823

Mizuho Financial Group, Inc.	804,500	28,372,207

MS&AD Insurance Group Holdings, Inc.	417,200	9,256,758

Murata Manufacturing Co. Ltd.	1,392,600	28,667,907

NEC Corp.	1,087,400	41,084,829

NGK Insulators Ltd.	142,800	2,816,065

Nidec Corp.	1,527,100	19,273,053

Nintendo Co. Ltd.	197,900	16,773,391

Nomura Holdings, Inc.	3,449,300	26,052,782

Nomura Real Estate Holdings, Inc.	870,000	5,338,498

Nomura Research Institute Ltd.	184,600	7,373,671

Obayashi Corp.	569,900	11,619,078

Obic Co. Ltd.	60,500	1,946,342

Ono Pharmaceutical Co. Ltd.	654,500	9,217,209

ORIX Corp.	619,800	16,942,050

Otsuka Holdings Co. Ltd.	253,000	14,328,754

Pan Pacific International Holdings Corp.	2,731,200	16,553,177

Panasonic Holdings Corp.	2,201,300	27,547,598

Recruit Holdings Co. Ltd.	960,700	49,136,244

Resona Holdings, Inc.	612,200	6,232,362

Ricoh Co. Ltd.	137,400	1,232,726

Sanrio Co. Ltd.	24,200	866,997

SBI Holdings, Inc.	5,200	109,652

Secom Co. Ltd.	119,400	4,035,633

Sega Sammy Holdings, Inc.	10,200	175,281

Seiko Epson Corp.	102,700	1,279,583

Shimizu Corp.	628,000	11,144,442

Shizuoka Financial Group, Inc.	5,500	79,740

Skylark Holdings Co. Ltd.	4,400	104,222

SMC Corp.	32,200	11,325,937

SoftBank Corp.	13,765,100	19,693,981

SoftBank Group Corp.	244,900	26,341,681

Sompo Holdings, Inc.	287,600	9,108,786

Sony Financial Group, Inc.(a)	3,354,700	3,174,192

Sony Group Corp.	3,582,700	105,129,284

Sumitomo Chemical Co. Ltd.	3,043,900	9,311,143

Sumitomo Corp.	660,400	20,744,355

Sumitomo Mitsui Financial Group, Inc.	2,578,800	78,030,629

Sumitomo Mitsui Trust Group, Inc.	354,000	10,284,262

Sumitomo Realty & Development Co. Ltd.	33,800	1,633,361

Sysmex Corp.	625,200	5,929,098

T&D Holdings, Inc.	167,200	3,632,334

Takeda Pharmaceutical Co. Ltd.	1,065,500	30,720,771

TDK Corp.	45,800	751,765

Terumo Corp.	921,500	14,370,630

THK Co. Ltd.	90,800	2,327,395

Tokio Marine Holdings, Inc.	924,100	32,760,182

Tokyo Electron Ltd.	220,200	45,017,175

Tokyu Fudosan Holdings Corp.	31,100	289,102

Tosoh Corp.	135,400	2,042,993

Toyota Motor Corp.	2,583,500	52,113,945

Trend Micro, Inc.	72,700	3,630,843

Unicharm Corp.	1,117,100	6,549,343

West Japan Railway Co.	3,200	63,682

Yaskawa Electric Corp.	42,800	1,108,471

Yokohama Financial Group, Inc.	44,400	351,252

		1,572,156,778

Security	Shares	Value

Luxembourg — 0.0%

Eurofins Scientific SE	11,952	$814,093

SES SA	9	58

		814,151

Macau — 0.2%

Galaxy Entertainment Group Ltd.	1,083,000	5,619,406

Sands China Ltd.	3,616,800	9,887,902

		15,507,308

Netherlands — 4.5%

Adyen NV(a)(c)	6,060	9,471,545

Argenx SE(a)	16,386	14,937,393

ASM International NV	13,883	7,679,778

ASML Holding NV	175,851	185,989,433

ASR Nederland NV	106,292	7,176,632

Euronext NV(c)	28,215	4,323,566

Heineken Holding NV	31,157	2,227,712

Koninklijke Ahold Delhaize NV	339,735	14,064,497

Koninklijke KPN NV	1,439,055	6,592,998

Koninklijke Philips NV	56,000	1,579,754

NN Group NV	135,283	9,817,404

Wolters Kluwer NV, Class C	317,769	33,703,697

		297,564,409

New Zealand — 0.1%

Contact Energy Ltd.	8,452	46,729

Fisher & Paykel Healthcare Corp. Ltd.	88,905	1,904,944

Xero Ltd.(a)(b)	60,434	4,849,611

		6,801,284

Nigeria — 0.0%

Airtel Africa PLC(c)	560,612	2,307,147

Norway — 0.6%

Aker BP ASA	141,040	3,436,441

DNB Bank ASA	483,607	12,931,817

Equinor ASA	172,330	3,962,868

Gjensidige Forsikring ASA	39,419	1,102,173

Kongsberg Gruppen ASA	430,465	10,198,986

Orkla ASA	6,913	74,005

Var Energi ASA	1,452,627	4,542,674

		36,248,964

Portugal — 0.2%

EDP SA	3,035,485	13,551,550

Singapore — 1.0%

CapitaLand Investment Ltd.	1,212,600	2,483,661

DBS Group Holdings Ltd.	800,360	33,525,870

Genting Singapore Ltd.	96,600	56,726

Oversea-Chinese Banking Corp. Ltd.	546,000	7,800,292

Singapore Technologies Engineering Ltd.	1,481,800	9,511,267

Singapore Telecommunications Ltd.	3,375,000	12,348,479

STMicroelectronics NV	1,559	35,914

		65,762,209

Spain — 2.9%

ACS Actividades de Construccion y Servicios SA	126,682	11,724,922

Amadeus IT Group SA	22,287	1,640,181

Banco Santander SA	6,971,113	74,778,422

Bankinter SA	333,146	5,251,922

CaixaBank SA	1,321,861	14,760,428

Iberdrola SA	2,637,738	55,677,046

Industria de Diseno Textil SA	152,521	8,557,238

Repsol SA	679,788	12,596,037

Telefonica SA	1,469,203	6,370,666

		191,356,862

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 2.0%

AddTech AB, B Shares	20,947	$720,860

Assa Abloy AB, Class B	405,379	15,418,192

Atlas Copco AB, Class A	20,525	348,803

Epiroc AB, Class A	108,971	2,340,594

Epiroc AB, Class B	806	15,537

Essity AB, Class B	235,550	6,519,949

Evolution AB(c)	106,796	7,314,233

H & M Hennes & Mauritz AB, B Shares	35,353	642,334

Industrivarden AB, A Shares	18,235	765,893

Sandvik AB	617,399	18,669,809

Securitas AB, B Shares	274,546	4,188,418

Skanska AB, B Shares	477,976	12,275,675

Svenska Handelsbanken AB, A Shares	885,453	12,296,132

Swedbank AB, A Shares	369,301	11,752,706

Swedish Orphan Biovitrum AB(a)	56,065	2,015,616

Tele2 AB, B Shares	620,096	9,879,708

Telefonaktiebolaget LM Ericsson, B Shares	1,201,400	11,592,986

Telia Co. AB	2,979,390	11,969,943

		128,727,388

Switzerland — 6.0%

ABB Ltd., Registered Shares	1,155,195	83,132,208

Accelleron Industries AG	61,652	4,871,279

Avolta AG, Registered Shares	8,958	493,752

Baloise Holding AG, Registered Shares	28	7,328

Chocoladefabriken Lindt & Spruengli AG, NVS	11	161,946

Cie Financiere Richemont SA, Registered Shares	127,558	27,118,919

DSM-Firmenich AG	92,171	7,581,344

Julius Baer Group Ltd., Registered Shares	22,604	1,612,735

Logitech International SA, Registered Shares	205,157	23,149,475

Medmix AG(c)	2	26

Nestlé SA, Registered Shares	733,505	72,954,743

Partners Group Holding AG	10,314	12,242,996

PSP Swiss Property AG, Registered Shares	11,252	1,991,094

Schindler Holding AG, NVS	24,177	8,643,704

Schindler Holding AG, Registered Shares	9,908	3,363,174

SGS SA, Registered Shares	127,304	14,604,452

Sonova Holding AG, Registered Shares	58,212	14,531,151

UBS Group AG, Registered Shares	1,810,991	69,894,159

Zurich Insurance Group AG, Class N	61,521	44,233,883

		390,588,368

United Kingdom — 14.7%

3i Group PLC	13,869	579,932

Admiral Group PLC	224,566	9,421,351

Ashtead Group PLC	68,765	4,398,673

AstraZeneca PLC	491,640	91,154,466

Aviva PLC	992,345	8,562,304

BAE Systems PLC	2,661,443	57,962,310

Barclays PLC	15,997,235	90,749,322

British American Tobacco PLC	215,565	12,656,947

Burberry Group PLC(a)	14,719	222,575

CK Hutchison Holdings Ltd.	3,054,500	21,547,461

Close Brothers Group PLC(a)	15	89

Compass Group PLC	773,250	24,312,661

Diploma PLC	593	42,952

Entain PLC	421,765	4,344,427

Experian PLC	751,377	33,019,548

Halma PLC	275,943	13,021,892

HSBC Holdings PLC	5,664,000	80,264,507

IG Group Holdings PLC	356,468	5,347,726

IMI PLC	78,962	2,546,730

Imperial Brands PLC	750,513	31,882,337

InterContinental Hotels Group PLC	123,939	16,453,837

Security	Shares	Value

United Kingdom (continued)

Intertek Group PLC	249,227	$15,249,794

J Sainsbury PLC	1,442,467	6,152,173

JET2 PLC	10,818	201,479

Kingfisher PLC	5,086	20,596

Legal & General Group PLC	764,460	2,500,013

Lloyds Banking Group PLC	31,042,526	39,369,444

London Stock Exchange Group PLC	154,975	18,254,919

NatWest Group PLC	4,982,190	41,583,778

Next PLC	124,375	23,261,680

Pearson PLC	133,655	1,766,515

Reckitt Benckiser Group PLC	18,899	1,464,663

RELX PLC	866,641	34,755,693

Rightmove PLC	453,864	3,297,150

Rolls-Royce Holdings PLC	5,696,068	80,395,836

Sage Group PLC (The)	1,791,865	25,512,259

Schroders PLC	45,327	232,971

Shell PLC	1,748,513	64,259,470

Smith & Nephew PLC	338,010	5,616,449

Smiths Group PLC	396,822	12,846,293

Standard Chartered PLC	448,967	9,944,460

Tesco PLC	222,938	1,329,524

Unilever PLC	497,829	29,953,292

Vodafone Group PLC	29,015,517	36,134,211

		962,594,709

United States — 4.4%

BP PLC	4,672,125	28,059,132

Carnival PLC(a)	95,426	2,285,846

CSL Ltd.	175,422	21,408,020

GSK PLC	1,917,883	45,638,018

Holcim AG(a)	28,742	2,696,290

Novartis AG, Registered Shares	757,804	98,863,172

Roche Holding AG, NVS	225,533	86,402,456

Roche Holding AG	12,326	4,907,712

		290,260,646

Total Long-Term Investments — 98.2% (Cost: $5,503,465,656)		6,441,141,576

Short-Term Securities

Money Market Funds — 1.1%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	753,786	754,163

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(f)(g)	73,164,245	73,164,245

Total Short-Term Securities — 1.1% (Cost: $73,918,408)		73,918,408

Total Investments — 99.3% (Cost: $5,577,384,064)		6,515,059,984

Other Assets Less Liabilities — 0.7%		43,638,336

Net Assets — 100.0%		$ 6,558,698,320

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $59,076, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,912,976	$—	$(25,158,813	)(a)	$—	$—	$754,163	753,786	$819	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	115,902,006	—	(42,737,761	)(a)	—	—	73,164,245	73,164,245	1,822,466		—

					$—	$—	$73,918,408		$1,823,285		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	652	12/19/25	$91,896	$815,998

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$815,998	$—	$—	$—	$815,998

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$4,044,659	$—	$—	$—	$4,044,659

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$664,763	$—	$—	$—	$664,763

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$72,342,740

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$141	$432,227,208	$—	$432,227,349
Austria	—	2,614,729	—	2,614,729
Belgium	—	16,179,553	—	16,179,553
Chile	—	271,857	—	271,857
China	—	61,077,098	—	61,077,098
Denmark	—	78,719,040	—	78,719,040
Finland	—	51,852,787	—	51,852,787
France	—	750,213,352	—	750,213,352
Germany	—	682,966,074	—	682,966,074
Hong Kong	—	128,486,498	—	128,486,498
India	—	—	59,076	59,076
Indonesia	—	5,326,257	—	5,326,257
Ireland	—	7,218,739	—	7,218,739
Israel	—	53,457,516	—	53,457,516
Italy	—	196,229,878	—	196,229,878
Japan	9,827,757	1,562,329,021	—	1,572,156,778
Luxembourg	—	814,151	—	814,151
Macau	—	15,507,308	—	15,507,308
Netherlands	—	297,564,409	—	297,564,409
New Zealand	—	6,801,284	—	6,801,284
Nigeria	—	2,307,147	—	2,307,147
Norway	—	36,248,964	—	36,248,964
Portugal	—	13,551,550	—	13,551,550
Singapore	—	65,762,209	—	65,762,209
Spain	—	191,356,862	—	191,356,862
Sweden	—	128,727,388	—	128,727,388
Switzerland	—	390,588,368	—	390,588,368
United Kingdom	—	962,594,709	—	962,594,709
United States	—	290,260,646	—	290,260,646
Short-Term Securities
Money Market Funds	73,918,408	—	—	73,918,408

	$83,746,306	$6,431,254,602	$59,076	$6,515,059,984

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$815,998	$—	$—	$815,998

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%

General Dynamics Corp.	2,646	$903,953

General Electric Co.	61,801	18,444,509

HEICO Corp., Class A	9,391	2,319,295

RTX Corp.	8,597	1,503,701

		23,171,458

Automobiles — 3.3%

Tesla, Inc.(a)	128,393	55,230,817

Banks — 0.3%

Bank of America Corp.	22,751	1,220,591

Citigroup, Inc.	6,862	710,903

JPMorgan Chase & Co.	3,349	1,048,505

NU Holdings Ltd., Class A(a)	90,310	1,570,491

		4,550,490

Beverages — 0.0%

Coca-Cola Co. (The)	6,153	449,907

Biotechnology — 2.2%

AbbVie, Inc.	99,102	22,565,525

Alnylam Pharmaceuticals, Inc.(a)	2,589	1,168,234

Amgen, Inc.	13,053	4,509,289

Gilead Sciences, Inc.	9,158	1,152,443

Natera, Inc.(a)	16,380	3,911,708

Vertex Pharmaceuticals, Inc.(a)	6,965	3,020,094

		36,327,293

Broadline Retail — 5.0%

Amazon.com, Inc.(a)	339,384	79,151,136

Coupang, Inc., Class A(a)	67,023	1,887,368

MercadoLibre, Inc.(a)	315	652,611

		81,691,115

Building Products — 0.3%

Armstrong World Industries, Inc.	3,408	646,634

Trane Technologies PLC	9,046	3,812,708

		4,459,342

Capital Markets — 1.4%

Blackstone, Inc., Class A	20,155	2,951,095

Charles Schwab Corp. (The)	155,927	14,459,111

Intercontinental Exchange, Inc.	8,483	1,334,376

Moody’s Corp.	5,172	2,538,314

Morgan Stanley	4,295	728,690

S&P Global, Inc.	2,217	1,105,906

		23,117,492

Chemicals — 0.1%

Cabot Corp.	1	63

Corteva, Inc.	14,045	947,616

		947,679

Commercial Services & Supplies — 1.3%

Cintas Corp.	54,506	10,139,206

Copart, Inc.(a)	50,445	1,966,346

Republic Services, Inc.	7,566	1,642,276

Veralto Corp.	64,830	6,562,092

Waste Connections, Inc.	5,232	923,710

Waste Management, Inc.	4,887	1,064,731

		22,298,361

Communications Equipment — 1.0%

Arista Networks, Inc.(a)	88,046	11,505,851

Motorola Solutions, Inc.	13,849	5,119,698

		16,625,549

Security	Shares	Value

Construction & Engineering — 0.4%

Comfort Systems U.S.A., Inc.	5,414	$5,289,153

MasTec, Inc.(a)	3,859	825,363

		6,114,516

Consumer Finance — 0.4%

American Express Co.	11,504	4,202,066

Capital One Financial Corp.	8,457	1,852,675

		6,054,741

Consumer Staples Distribution & Retail — 2.7%

Costco Wholesale Corp.	32,006	29,240,361

Walmart, Inc.	145,435	16,072,022

		45,312,383

Electrical Equipment — 0.6%

AMETEK, Inc.	12,118	2,398,031

GE Vernova, Inc.	9,379	5,625,243

Rockwell Automation, Inc.	4,476	1,771,869

Vertiv Holdings Co., Class A	1,843	331,243

		10,126,386

Electronic Equipment, Instruments & Components — 2.0%

Amphenol Corp., Class A	165,192	23,275,553

Flex Ltd.(a)	79,208	4,681,985

Jabil, Inc.	3,637	766,352

Keysight Technologies, Inc.(a)	17,102	3,385,341

TE Connectivity PLC	6,911	1,562,922

		33,672,153

Entertainment — 2.8%

Electronic Arts, Inc.	16,524	3,338,343

Netflix, Inc.(a)	306,400	32,962,512

ROBLOX Corp., Class A(a)	20,699	1,967,026

Spotify Technology SA(a)	12,078	7,233,152

		45,501,033

Financial Services — 3.8%

Klarna Group PLC(a)	11,998	377,577

Mastercard, Inc., Class A	47,033	25,893,077

Visa, Inc., Class A	110,202	36,855,957

		63,126,611

Ground Transportation — 0.4%

Uber Technologies, Inc.(a)	72,496	6,346,300

Health Care Equipment & Supplies — 1.7%

Boston Scientific Corp.(a)	92,166	9,362,222

Intuitive Surgical, Inc.(a)	19,848	11,382,431

Stryker Corp.	19,141	7,104,757

		27,849,410

Health Care Providers & Services — 0.4%

Cardinal Health, Inc.	4,718	1,001,443

HCA Healthcare, Inc.	1,468	746,170

McKesson Corp.	6,462	5,693,797

		7,441,410

Hotels, Restaurants & Leisure — 1.0%

Airbnb, Inc., Class A(a)	3,577	418,473

Booking Holdings, Inc.	2,213	10,876,209

Chipotle Mexican Grill, Inc.(a)	21,215	732,342

DoorDash, Inc., Class A(a)	1,320	261,848

Expedia Group, Inc.	879	224,751

Las Vegas Sands Corp.	7,823	533,216

McDonald’s Corp.	1,762	549,427

Viking Holdings Ltd.(a)	32,665	2,181,369

		15,777,635

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.2%

Garmin Ltd.	13,164	$2,571,192

NVR, Inc.(a)	33	247,741

		2,818,933

Industrial Conglomerates — 1.1%

3M Co.	21,997	3,784,584

Honeywell International, Inc.	72,474	13,928,778

		17,713,362

Interactive Media & Services — 11.0%

Alphabet, Inc., Class A	200,465	64,184,884

Alphabet, Inc., Class C, NVS	148,961	47,685,395

Meta Platforms, Inc., Class A	106,046	68,712,506

		180,582,785

IT Services — 0.2%

International Business Machines Corp.	12,055	3,719,932

Leisure Products — 0.1%

Hasbro, Inc	13,471	1,112,705

Machinery — 0.7%

Illinois Tool Works, Inc.	10,623	2,648,101

Mueller Industries, Inc.	2,696	296,210

Parker-Hannifin Corp.	9,580	8,255,086

Westinghouse Air Brake Technologies Corp.	1,568	327,006

		11,526,403

Pharmaceuticals — 3.5%

Bristol-Myers Squibb Co.	244,506	12,029,695

Eli Lilly & Co.	41,780	44,933,137

		56,962,832

Professional Services — 0.0%

ExlService Holdings, Inc.(a)	4,109	163,251

SS&C Technologies Holdings, Inc.	2,747	236,077

		399,328

Semiconductors & Semiconductor Equipment — 21.4%

Advanced Micro Devices, Inc.(a)	205,917	44,793,125

Analog Devices, Inc.	20,240	5,370,482

Astera Labs, Inc.(a)	3,987	628,232

Broadcom, Inc.	270,394	108,957,966

KLA Corp.	5,145	6,047,793

Lam Research Corp.	132,120	20,610,720

Marvell Technology, Inc.	7,176	641,534

Micron Technology, Inc.	5,719	1,352,429

Monolithic Power Systems, Inc.	1,618	1,501,779

NVIDIA Corp.	837,619	148,258,563

NXP Semiconductors NV	1,881	366,682

QUALCOMM, Inc.	45,752	7,690,454

Skyworks Solutions, Inc.	5,025	331,399

Texas Instruments, Inc.	41,148	6,923,974

		353,475,132

Software — 16.1%

Adobe, Inc.(a)	34,238	10,960,611

AppLovin Corp., Class A(a)	3,211	1,924,930

Atlassian Corp., Class A(a)	12,931	1,933,443

Autodesk, Inc.(a)	22,077	6,696,837

Cadence Design Systems, Inc.(a)	17,629	5,497,427

Security	Shares	Value

Software (continued)

Crowdstrike Holdings, Inc., Class A(a)	7,775	$3,958,719

Elastic NV(a)	9,176	647,183

Fortinet, Inc.(a)	12,899	1,046,496

FreedomPay, Inc.(a)(b)	43,051	715,938

HubSpot, Inc.(a)	1,560	573,019

Intuit, Inc.	22,318	14,151,398

Manhattan Associates, Inc.(a)	1,837	324,139

Microsoft Corp.	281,199	138,352,720

Oracle Corp.	149,883	30,268,872

Palantir Technologies, Inc., Class A(a)	141,536	23,841,739

Palo Alto Networks, Inc.(a)	27,170	5,165,832

Salesforce, Inc.	16,192	3,732,904

ServiceNow, Inc.(a)	16,324	13,261,781

Synopsys, Inc.(a)	7,355	3,074,464

		266,128,452

Specialty Retail — 2.0%

AutoZone, Inc.(a)	146	577,332

Home Depot, Inc. (The)	32,530	11,610,608

O’Reilly Automotive, Inc.(a)	46,267	4,705,354

TJX Cos., Inc. (The)	102,280	15,538,377

		32,431,671

Technology Hardware, Storage & Peripherals — 10.2%

Apple Inc.	446,957	124,633,959

Dell Technologies, Inc., Class C	83,805	11,175,397

Hewlett Packard Enterprise Co.	88,997	1,946,364

HP, Inc.	288,594	7,047,466

NetApp, Inc.	94,882	10,585,036

Pure Storage, Inc., Class A(a)	68,410	6,085,754

Sandisk Corp.(a)	1,800	401,904

Seagate Technology Holdings PLC	10,406	2,879,236

Western Digital Corp.	18,973	3,098,860

		167,853,976

Wireless Telecommunication Services — 0.0%

T-Mobile U.S., Inc.	2,391	499,743

Total Long-Term Investments — 99.0% (Cost: $874,956,246)		1,631,417,335

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	16,373,258	16,373,258

Total Short-Term Securities — 1.0% (Cost: $16,373,258)		16,373,258

Total Investments — 100.0% (Cost: $891,329,504)		1,647,790,593

Other Assets Less Liabilities — 0.0%		710,101

Net Assets — 100.0%		$1,648,500,694

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Growth Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$8	(b)	$—	$(8)	$—	$—	—	$4,107	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,188,787	3,184,471	(b)	—	—	—	16,373,258	16,373,258	297,133		—

					$(8)	$—	$16,373,258		$301,240		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NASDAQ 100 E-Mini Index	36	12/19/25	$18,347	$(2,756)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments

Futures contracts

Unrealized depreciation on futures contracts(a)	$—	$—	$2,756	$—	$—	$—	$2,756

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$2,691,144	$—	$—	$—	$2,691,144

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$(340,517)	$—	$—	$—	$(340,517)

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Growth Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$17,854,368

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,630,701,397	$—	$715,938	$1,631,417,335
Short-Term Securities
Money Market Funds	16,373,258	—	—	16,373,258

	$1,647,074,655	$—	$715,938	$1,647,790,593

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,756)	$—	$—	$(2,756)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%

AeroVironment, Inc.(a)(b)	65,148	$18,206,260

Archer Aviation, Inc., Class A(a)(b)	1,029,871	8,022,695

ATI, Inc.(a)	15,456	1,557,965

Beta Technologies, Inc., Class A(a)(b)	176,859	4,822,945

Carpenter Technology Corp.	26,712	8,508,841

Ducommun, Inc.(a)	128,899	11,818,749

Huntington Ingalls Industries, Inc.	7,484	2,347,132

Intuitive Machines, Inc., Class A(a)(b)	123,446	1,172,737

Kratos Defense & Security Solutions, Inc.(a)	345,473	26,290,495

Leonardo DRS, Inc.	116,475	3,979,951

Mercury Systems, Inc.(a)	59,554	4,162,229

Moog, Inc., Class A	53,155	12,208,641

V2X, Inc.(a)	70,812	3,884,038

		106,982,678

Air Freight & Logistics — 0.0%

Hub Group, Inc., Class A	24,351	939,218

Automobile Components — 1.4%

Adient PLC(a)	309,207	6,017,168

American Axle & Manufacturing Holdings, Inc.(a)(b) .	878,822	5,773,861

BorgWarner, Inc.	467,788	20,142,951

Cooper-Standard Holdings, Inc.(a)	79,812	2,494,125

Dana, Inc.	257,214	5,764,166

Fox Factory Holding Corp.(a)	113,457	1,678,029

Garrett Motion, Inc.	324,467	5,363,440

QuantumScape Corp., Class A(a)	261,443	3,194,833

Standard Motor Products, Inc.	228,964	8,595,309

Stoneridge, Inc.(a)(b)	88,309	504,244

Visteon Corp.	41,684	4,303,873

		63,831,999

Automobiles — 0.1%

Winnebago Industries, Inc.	160,710	5,816,095

Banks — 10.1%

1st Source Corp.	127,882	7,984,952

Amalgamated Financial Corp.	391,140	11,479,959

Ameris Bancorp	137,463	10,414,197

Axos Financial, Inc.(a)(b)	79,276	6,514,902

Bank of Hawaii Corp.	56,178	3,681,906

Bank of Marin Bancorp	72,369	1,957,943

Bank7 Corp.	22,973	951,771

BankUnited, Inc.	50,498	2,182,019

BOK Financial Corp.	25,077	2,824,172

Business First Bancshares, Inc.	39,551	1,029,117

Byline Bancorp, Inc.	122,048	3,407,580

Capital City Bank Group, Inc.	183,694	7,700,452

Capitol Federal Financial, Inc.	161,646	1,068,480

Chemung Financial Corp.	63,663	3,353,130

Colony Bankcorp, Inc.	223,453	3,832,219

Community Trust Bancorp, Inc.	72,817	4,041,343

Community West Bancshares	164,072	3,716,231

ConnectOne Bancorp, Inc.	282,115	7,129,046

Cullen/Frost Bankers, Inc	216,340	26,765,585

Customers Bancorp, Inc.(a)	86,787	5,979,624

Dime Community Bancshares, Inc.	49,928	1,415,459

Eastern Bankshares, Inc.	620,261	11,679,515

Enterprise Financial Services Corp.	204,121	11,147,048

First Bank	41,573	653,320

First Busey Corp.	111,847	2,632,878

First Business Financial Services, Inc.	130,320	6,805,310

First Community Bankshares, Inc.	61,695	2,061,847

Security	Shares	Value

Banks (continued)

First Financial Bankshares, Inc.	247,451	$7,730,369

First Financial Corp.	123,980	7,236,713

First Financial Northwest, Inc.(a)	10,701	5,993

First Hawaiian, Inc.	532,165	13,261,552

First Horizon Corp.	559,507	12,499,386

First Internet Bancorp.	63,377	1,207,332

First Interstate BancSystem, Inc., Class A	36,156	1,187,363

First Mid Bancshares, Inc.	77,349	2,943,903

First United Corp.	26,081	995,773

Flushing Financial Corp.	104,785	1,719,522

Glacier Bancorp, Inc.	18,043	763,219

Greene County Bancorp, Inc.	28,014	638,719

HBT Financial, Inc.	161,586	3,910,381

Heritage Commerce Corp.	935,244	10,184,807

Heritage Financial Corp.	29,261	700,508

HomeTrust Bancshares, Inc.	121,731	4,992,188

Horizon Bancorp, Inc.	766,733	13,141,804

Independent Bank Corp.	179,604	5,864,071

Investar Holding Corp.	73,692	1,827,562

Kearny Financial Corp.	839,176	5,765,139

Live Oak Bancshares, Inc.	264,093	8,429,849

Mercantile Bank Corp.	56,369	2,591,847

Metropolitan Bank Holding Corp.	23,799	1,775,643

Midland States Bancorp, Inc.	350,872	5,705,179

National Bank Holdings Corp., Class A	55,378	2,060,615

Nicolet Bankshares, Inc.	39,472	4,972,683

Northfield Bancorp, Inc.	381,597	4,102,168

Northrim BanCorp, Inc.	417,944	10,264,705

OceanFirst Financial Corp.	926,165	17,458,210

Orange County Bancorp, Inc.	273,489	7,414,287

Origin Bancorp, Inc.	80,350	2,923,936

Park National Corp.	60,590	9,303,594

Peapack-Gladstone Financial Corp.	104,607	2,824,389

Peoples Bancorp, Inc.	126,436	3,746,299

Pinnacle Financial Partners, Inc.	369,687	33,892,904

Primis Financial Corp.	97,848	1,098,833

Provident Financial Services, Inc.	417,741	8,012,272

Republic Bancorp, Inc., Class A	30,107	2,077,684

Riverview Bancorp, Inc.	196,476	1,035,428

Shore Bancshares, Inc.	212,399	3,710,611

Sierra Bancorp	80,749	2,508,064

SmartFinancial, Inc.	39,059	1,416,279

South Plains Financial, Inc.	77,325	2,922,112

Southern First Bancshares, Inc.(a)	48,726	2,473,332

Southern Missouri Bancorp, Inc.	69,320	3,902,023

Southside Bancshares, Inc.	24,171	708,935

Synovus Financial Corp.	368,121	17,743,432

Timberland Bancorp, Inc.	25,486	871,621

Tompkins Financial Corp.	37,938	2,621,895

United Community Banks, Inc.	168,181	5,139,611

Univest Financial Corp.	173,462	5,516,092

Washington Trust Bancorp, Inc.	254,873	7,238,393

WesBanco, Inc.	402,296	12,982,092

		448,431,326

Beverages — 0.0%

Vita Coco Co., Inc. (The)(a)	14,527	775,887

Biotechnology — 9.2%

4D Molecular Therapeutics, Inc.(a)(b)	144,598	1,686,013

ACADIA Pharmaceuticals, Inc.(a)	220,972	5,533,139

ADMA Biologics, Inc.(a)	168,785	3,237,296

Akero Therapeutics, Inc.(a)	54,672	2,971,970

Alector, Inc.(a)	643,388	855,706

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)

Alkermes PLC(a)	378,313	$11,190,499

Altimmune, Inc.(a)(b)	420,014	2,209,274

Amicus Therapeutics, Inc.(a)	157,011	1,559,119

Arcturus Therapeutics Holdings, Inc.(a)	136,947	929,870

Arcus Biosciences, Inc.(a)	177,115	4,622,702

Arcutis Biotherapeutics, Inc.(a)(b)	26,638	816,455

Ardelyx, Inc.(a)	840,582	4,875,376

Arrowhead Pharmaceuticals, Inc.(a)	201,779	10,633,753

ARS Pharmaceuticals, Inc.(a)(b)	65	620

Astria Therapeutics, Inc.(a)	55,208	698,381

Avidity Biosciences, Inc.(a)	117,932	8,455,724

Beam Therapeutics, Inc.(a)	94,574	2,395,559

BioCryst Pharmaceuticals, Inc.(a)	916,314	6,579,135

Biohaven Ltd.(a)	139,737	1,401,562

Bridgebio Pharma, Inc.(a)	272,524	19,624,453

Caris Life Sciences, Inc.(a)(b)	44,344	1,132,102

Catalyst Pharmaceuticals, Inc.(a)	377,188	8,829,971

Celcuity, Inc.(a)	25,170	2,545,694

Celldex Therapeutics, Inc.(a)	185,181	5,003,591

Cidara Therapeutics, Inc.(a)	14,321	3,148,901

Cogent Biosciences, Inc.(a)	144,586	5,815,249

Coherus Oncology, Inc.(a)(b)	952,361	1,295,211

Corvus Pharmaceuticals, Inc.(a)(b)	91,355	837,725

CRISPR Therapeutics AG(a)(b)	67,509	3,609,706

Cytokinetics, Inc.(a)(b)	175,748	11,973,711

Day One Biopharmaceuticals, Inc.(a)	570,836	5,417,234

Denali Therapeutics, Inc.(a)(b)	272,543	5,306,412

Dyne Therapeutics, Inc.(a)	129,370	2,833,203

Editas Medicine, Inc.(a)(b)	333,700	804,217

Enanta Pharmaceuticals, Inc.(a)	104,083	1,469,652

Fate Therapeutics, Inc.(a)	899,508	1,025,439

GRAIL, Inc.(a)	45,782	5,053,875

Ideaya Biosciences, Inc.(a)	253,989	9,047,088

Incyte Corp.(a)	43,019	4,493,765

Intellia Therapeutics, Inc.(a)(b)	341,817	3,072,935

Ionis Pharmaceuticals, Inc.(a)	58,925	4,874,865

Iovance Biotherapeutics, Inc.(a)	1,121,185	2,769,327

Janux Therapeutics, Inc.(a)	40,053	1,365,407

Karyopharm Therapeutics, Inc.(a)	46,618	261,993

Kodiak Sciences, Inc.(a)(b)	182,008	4,182,544

Krystal Biotech, Inc., Class A3(a)	17,642	3,845,956

Kura Oncology, Inc.(a)	515,821	6,262,067

Kymera Therapeutics, Inc.(a)	83,359	5,658,409

Madrigal Pharmaceuticals, Inc.(a)(b)	30,725	18,342,210

MannKind Corp.(a)	1,046,073	5,596,491

MiMedx Group, Inc.(a)	487,738	3,355,637

Mineralys Therapeutics, Inc.(a)	41,508	1,789,825

Mirum Pharmaceuticals, Inc.(a)	71,791	5,244,333

Moderna, Inc.(a)	191,584	4,977,352

Monte Rosa Therapeutics, Inc.(a)	91,481	1,479,248

Myriad Genetics, Inc.(a)	203,200	1,550,416

Natera, Inc.(a)	19,393	4,631,242

Nurix Therapeutics, Inc.(a)	134,644	2,380,506

Nuvalent, Inc., Class A(a)	31,706	3,467,051

Olema Pharmaceuticals, Inc.(a)	143,635	4,067,743

ORIC Pharmaceuticals, Inc.(a)	63,627	755,889

PMV Pharmaceuticals, Inc.(a)(b)	228,533	301,664

Praxis Precision Medicines, Inc.(a)	37,799	7,425,992

Protagonist Therapeutics, Inc.(a)	55,328	4,979,520

Prothena Corp. PLC(a)	89,664	963,888

PTC Therapeutics, Inc.(a)	123,479	10,617,959

Puma Biotechnology, Inc.(a)	211,579	1,068,474

Security	Shares	Value

Biotechnology (continued)

Recursion Pharmaceuticals, Inc., Class A(a)(b)	550,495	$2,548,792

REGENXBIO, Inc.(a)	432,502	5,791,202

Relay Therapeutics, Inc.(a)	739,153	5,854,092

Replimune Group, Inc.(a)	125,011	1,250,110

Revolution Medicines, Inc.(a)	22,170	1,723,939

Rezolute, Inc.(a)	89,768	872,545

Rhythm Pharmaceuticals, Inc.(a)	52,559	5,733,661

Rigel Pharmaceuticals, Inc.(a)	68,153	3,441,045

Sarepta Therapeutics, Inc.(a)(b)	138,705	2,959,965

Scholar Rock Holding Corp.(a)	67,085	2,955,765

Soleno Therapeutics, Inc.(a)	95,642	4,825,139

Syndax Pharmaceuticals, Inc.(a)	362,427	7,183,303

Taysha Gene Therapies, Inc.(a)	163,853	776,663

TG Therapeutics, Inc.(a)(b)	337,917	11,239,119

Travere Therapeutics, Inc.(a)	197,421	6,990,678

Twist Bioscience Corp.(a)	239,781	7,675,390

Ultragenyx Pharmaceutical, Inc.(a)	136,374	4,738,996

UroGen Pharma Ltd.(a)(b)	92,400	2,662,044

Vanda Pharmaceuticals, Inc.(a)	987,312	5,291,992

Vaxcyte, Inc.(a)	156,354	7,756,722

Veracyte, Inc.(a)	219,845	10,407,462

Viking Therapeutics, Inc.(a)(b)	132,414	4,874,159

Vir Biotechnology, Inc.(a)	376,994	2,420,301

Voyager Therapeutics, Inc.(a)	231,547	947,027

Xencor, Inc.(a)	268,586	4,651,910

Xenon Pharmaceuticals, Inc.(a)	10,062	449,973

Zymeworks, Inc.(a)	195,673	5,226,426

		406,456,715

Broadline Retail — 0.6%

Etsy, Inc.(a)	117,973	6,396,496

Groupon, Inc.(a)(b)	218,103	3,688,122

Kohl’s Corp.	320,330	7,876,915

Macy’s, Inc.	169,212	3,783,580

Ollie’s Bargain Outlet Holdings, Inc.(a)	26,185	3,223,635

		24,968,748

Building Products — 0.6%

American Woodmark Corp.(a)	23,152	1,276,370

Apogee Enterprises, Inc.	27,756	1,010,596

Armstrong World Industries, Inc.	19,736	3,744,709

AZZ, Inc.	13,980	1,473,772

Gibraltar Industries, Inc.(a)	80,681	4,030,823

Modine Manufacturing Co.(a)	31,204	5,059,104

Resideo Technologies, Inc.(a)	204,140	6,734,578

Zurn Elkay Water Solutions Corp.	87,910	4,193,307

		27,523,259

Capital Markets — 1.2%

Acadian Asset Management, Inc.	195,517	8,766,982

BGC Group, Inc., Class A	129,626	1,127,746

FactSet Research Systems, Inc.	13,015	3,608,669

Franklin Resources, Inc.	180,382	4,074,829

Houlihan Lokey, Inc., Class A	30,690	5,383,026

MarketAxess Holdings, Inc.	17,782	2,914,292

PJT Partners, Inc., Class A	44,341	7,449,732

SEI Investments Co.	97,715	7,901,235

StepStone Group, Inc., Class A	10,137	640,253

Virtu Financial, Inc., Class A	330,700	11,825,832

		53,692,596

Chemicals — 0.6%

Balchem Corp.	19,770	3,088,272

Huntsman Corp.	658,951	6,866,269

Mativ Holdings, Inc.	515,467	6,438,183

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)

Minerals Technologies, Inc.	33,811	$1,983,015

Rayonier Advanced Materials, Inc.(a)	216,446	1,413,392

Tronox Holdings PLC	1,183,705	4,900,539

		24,689,670

Commercial Services & Supplies — 0.5%

ACV Auctions, Inc., Class A(a)	108,661	852,989

CoreCivic, Inc.(a)	337,675	6,095,034

GEO Group, Inc. (The)(a)	345,893	5,451,274

Healthcare Services Group, Inc.(a)	346,891	6,514,613

MillerKnoll, Inc.	70,261	1,112,231

Montrose Environmental Group, Inc.(a)	99,246	2,545,660

		22,571,801

Communications Equipment — 1.4%

ADTRAN Holdings, Inc.(a)	283,896	2,251,295

Applied Optoelectronics, Inc.(a)(b)	68,864	1,844,178

Calix, Inc.(a)	352,767	19,497,432

Ciena Corp.(a)	22,240	4,541,630

CommScope Holding Co., Inc.(a)	360,004	7,106,479

Extreme Networks, Inc.(a)	173,908	3,043,390

Harmonic, Inc.(a)	468,266	4,476,623

Lumentum Holdings, Inc.(a)(b)	25,531	8,301,660

NETGEAR, Inc.(a)	91,790	2,427,846

NetScout Systems, Inc.(a)	48,416	1,301,422

Viasat, Inc.(a)	172,933	5,936,790

		60,728,745

Construction & Engineering — 3.1%

Argan, Inc.	17,954	7,095,421

Centuri Holdings, Inc.(a)	77,942	1,752,916

Comfort Systems U.S.A., Inc.	23,434	22,893,612

Construction Partners, Inc., Class A(a)(b)	77,969	8,498,621

Dycom Industries, Inc.(a)	77,504	28,020,021

Fluor Corp.(a)	275,817	11,840,824

MasTec, Inc.(a)	80,269	17,167,934

Matrix Service Co.(a)	63,476	742,034

Primoris Services Corp.	102,624	12,988,093

Sterling Infrastructure, Inc.(a)	28,329	9,753,958

Tutor Perini Corp.(a)	222,374	15,243,738

		135,997,172

Construction Materials — 0.0%

United States Lime & Minerals, Inc.	5,967	725,408

Consumer Finance — 1.9%

Ally Financial, Inc.	124,650	5,148,045

Dave, Inc., Class A(a)	13,666	2,982,741

Encore Capital Group, Inc.(a)	97,296	5,048,689

Enova International, Inc.(a)(b)	179,662	23,551,892

EZCORP, Inc., Class A, NVS(a)	527,674	10,173,555

Figure Technology Solutions, Inc., Class A(a)(b)	55,876	2,024,946

LendingClub Corp.(a)	163,519	2,959,694

LendingTree, Inc.(a)	41,213	2,350,377

Navient Corp.	163,213	2,023,841

OneMain Holdings, Inc.	157,399	9,763,460

PRA Group, Inc.(a)	303,599	4,918,304

Regional Management Corp.	114,267	4,346,717

Upstart Holdings, Inc.(a)(b)	196,654	8,841,564

		84,133,825

Consumer Staples Distribution & Retail — 1.2%

Andersons, Inc. (The)	55,491	2,857,787

BJ’s Wholesale Club Holdings, Inc.(a)	104,162	9,294,375

Chefs’ Warehouse, Inc. (The)(a)	43,081	2,641,727

Grocery Outlet Holding Corp.(a)	129,033	1,436,137

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)

Maplebear, Inc.(a)	176,995	$7,435,560

PriceSmart, Inc.	49,795	6,129,765

Sprouts Farmers Market, Inc.(a)	175,236	14,686,529

United Natural Foods, Inc.(a)	246,307	9,189,714

		53,671,594

Distributors — 0.1%

A-Mark Precious Metals, Inc	48,844	1,402,311

GigaCloud Technology, Inc., Class A(a)(b)	57,954	2,150,094

		3,552,405

Diversified Consumer Services — 1.3%

Adtalem Global Education, Inc.(a)	34,368	3,181,102

American Public Education, Inc.(a)(b)	71,611	2,493,137

Bright Horizons Family Solutions, Inc.(a)	63,081	6,482,204

Coursera, Inc.(a)	743,925	5,914,204

Duolingo, Inc., Class A(a)	15,719	3,008,774

Frontdoor, Inc.(a)	150,032	8,091,226

Laureate Education, Inc., Class A(a)	510,059	15,760,823

Perdoceo Education Corp.	89,014	2,488,831

Strategic Education, Inc.	19,227	1,500,091

Stride, Inc.(a)	66,985	4,255,557

Universal Technical Institute, Inc.(a)	119,572	2,752,547

		55,928,496

Diversified REITs — 0.3%

Alexander & Baldwin, Inc.	238,361	3,725,582

American Assets Trust, Inc.	116,319	2,268,221

Essential Properties Realty Trust, Inc.	294,178	9,313,675

		15,307,478

Diversified Telecommunication Services — 0.6%

Bandwidth, Inc., Class A(a)	230,103	3,276,667

Cogent Communications Holdings, Inc.	37,694	719,201

Globalstar, Inc.(a)(b)	70,608	4,289,436

IDT Corp., Class B	111,725	5,560,553

Iridium Communications, Inc.	127,220	2,086,408

Lumen Technologies, Inc.(a)	1,422,754	11,538,535

		27,470,800

Electric Utilities — 0.6%

Genie Energy Ltd., Class B	220,682	3,195,476

Oklo, Inc., Class A(a)	106,485	9,730,599

Portland General Electric Co.	253,916	12,904,011

		25,830,086

Electrical Equipment — 2.8%

American Superconductor Corp.(a)	89,986	2,797,665

Bloom Energy Corp., Class A(a)	381,773	41,704,883

EnerSys	106,293	15,211,591

Enovix Corp.(a)(b)	228,830	1,782,586

Eos Energy Enterprises, Inc., Class A(a)(b)	339,055	5,102,778

Fluence Energy, Inc., Class A(a)(b)	131,485	2,582,365

NANO Nuclear Energy, Inc.(a)(b)	30,752	1,005,590

Nextpower, Inc., Class A(a)	283,832	26,004,688

NuScale Power Corp., Class A(a)(b)	275,018	5,500,360

Plug Power, Inc.(a)	1,050,895	2,112,299

Shoals Technologies Group, Inc., Class A(a)	315,156	2,644,159

Sunrun, Inc.(a)	374,177	7,577,084

Vicor Corp.(a)	92,449	8,260,318

		122,286,366

Electronic Equipment, Instruments & Components — 3.6%

Advanced Energy Industries, Inc.	68,333	14,431,246

Arlo Technologies, Inc.(a)	108,911	1,579,210

Badger Meter, Inc.	49,149	8,775,062

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Cognex Corp.	183,285	$6,983,159

Coherent Corp.(a)	12,228	2,008,571

Fabrinet(a)	64,294	29,537,307

Flex Ltd.(a)	119,978	7,091,900

Insight Enterprises, Inc.(a)	76,697	6,639,659

Kimball Electronics, Inc.(a)	53,534	1,547,133

Methode Electronics, Inc.	208,959	1,583,909

Mirion Technologies, Inc., Class A(a)(b)	322,135	8,381,953

nLight, Inc.(a)	213,127	7,508,464

Novanta, Inc.(a)	13,503	1,534,751

OSI Systems, Inc.(a)	23,520	6,370,392

Ouster, Inc.(a)	163,345	3,750,401

PC Connection, Inc.	169,459	9,835,400

Plexus Corp.(a)	59,804	8,548,982

Sanmina Corp.(a)	84,095	13,132,696

ScanSource, Inc.(a)	94,409	3,882,098

TTM Technologies, Inc.(a)	252,918	17,749,785

		160,872,078

Energy Equipment & Services — 1.2%

Archrock, Inc.	349,201	8,569,393

Borr Drilling Ltd.(b)	397,155	1,314,583

Expro Group Holdings NV(a)	95,311	1,329,588

Helix Energy Solutions Group, Inc.(a)	242,057	1,612,100

Liberty Energy, Inc., Class A	305,664	5,434,706

Oceaneering International, Inc.(a)	317,423	7,745,121

Oil States International, Inc.(a)	488,297	3,076,271

Patterson-UTI Energy, Inc.	638,216	3,708,035

ProPetro Holding Corp.(a)	454,485	4,349,421

Solaris Energy Infrastructure, Inc., Class A	33,914	1,624,142

Transocean Ltd.(a)	2,937,513	12,954,432

		51,717,792

Entertainment — 0.3%

AMC Entertainment Holdings, Inc., Class A(a)(b)	1,188,598	2,912,065

Eros Media World PLC, Class A(a)	23,977	2

Eventbrite, Inc., Class A(a)	308,687	768,631

Lionsgate Studios Corp.(a)(b)	238,594	1,779,911

Marcus Corp. (The)	124,624	1,956,597

Roku, Inc., Class A(a)	79,400	7,685,126

		15,102,332

Financial Services — 1.5%

Affirm Holdings, Inc., Class A(a)(b)	28,055	1,990,502

Banco Latinoamericano de Comercio Exterior SA, Class E	149,845	6,728,041

Essent Group Ltd.	232,478	14,590,319

NMI Holdings, Inc., Class A(a)	478,207	18,243,597

Pagseguro Digital Ltd., Class A	485,012	5,082,926

Radian Group, Inc.	51,875	1,844,156

Remitly Global, Inc.(a)	740,911	10,035,639

Repay Holdings Corp., Class A(a)	279,982	929,540

StoneCo Ltd., Class A(a)	111,988	1,886,998

Velocity Financial, Inc.(a)	253,384	4,897,913

		66,229,631

Food Products — 0.3%

Cal-Maine Foods, Inc.	98,115	8,174,942

Marzetti Co. (The)	12,297	2,052,861

SunOpta, Inc.(a)	468,388	1,761,139

Vital Farms, Inc.(a)	26,413	863,705

		12,852,647

Gas Utilities — 1.0%

Brookfield Infrastructure Corp., Class A	249,087	11,370,821

Security	Shares	Value

Gas Utilities (continued)

New Jersey Resources Corp.	359,648	$17,291,876

ONE Gas, Inc.	161,301	13,507,346

Southwest Gas Holdings, Inc.	25,866	2,148,171

		44,318,214

Ground Transportation — 0.2%

Covenant Logistics Group, Inc., Class A	261,950	5,223,283

Lyft, Inc., Class A(a)	267,894	5,633,811

		10,857,094

Health Care Equipment & Supplies — 2.0%

Alphatec Holdings, Inc.(a)	193,501	4,363,448

AngioDynamics, Inc.(a)	232,762	2,886,249

Cerus Corp.(a)	1,580,086	2,780,951

Enovis Corp.(a)	35,173	1,064,687

Glaukos Corp.(a)(b)	89,527	9,515,825

Haemonetics Corp.(a)	30,161	2,453,597

Inspire Medical Systems, Inc.(a)	16,582	2,062,967

iRadimed Corp.	57,624	5,371,709

iRhythm Technologies, Inc.(a)	70,905	13,330,849

Lantheus Holdings, Inc.(a)	37,262	2,193,614

LeMaitre Vascular, Inc	20,050	1,663,147

LivaNova PLC(a)	36,839	2,350,697

NeuroPace, Inc.(a)	235,311	3,849,688

Novocure Ltd.(a)	653,617	8,372,834

Omnicell, Inc.(a)	164,661	6,011,773

OraSure Technologies, Inc.(a)	459,564	1,093,762

PROCEPT BioRobotics Corp.(a)	24,929	789,751

SI-BONE, Inc.(a)	83,359	1,622,166

Tandem Diabetes Care, Inc.(a)	207,718	4,364,155

TransMedics Group, Inc.(a)	56,160	8,216,770

Varex Imaging Corp.(a)	191,192	2,212,091

		86,570,730

Health Care Providers & Services — 4.7%

Acadia Healthcare Co., Inc.(a)(b)	65,124	1,120,133

Addus HomeCare Corp.(a)	34,883	4,192,937

agilon health, Inc.(a)	530,273	345,261

Alignment Healthcare, Inc.(a)	240,227	4,614,761

Aveanna Healthcare Holdings, Inc.(a)	414,893	3,875,101

Billiontoone, Inc., Class A(a)	181	23,562

BrightSpring Health Services, Inc.(a)	219,297	7,929,779

Brookdale Senior Living, Inc.(a)	164,405	1,829,828

Castle Biosciences, Inc.(a)	206,424	8,246,639

Clover Health Investments Corp., Class A(a)(b)	379,302	944,462

Concentra Group Holdings Parent, Inc.	95,490	1,963,274

CorVel Corp.(a)	86,742	6,347,779

Cross Country Healthcare, Inc.(a)	47,204	484,313

Encompass Health Corp.	61,571	7,155,782

Enhabit, Inc.(a)	106,138	948,874

Ensign Group, Inc. (The)	57,147	10,603,054

Fulgent Genetics, Inc.(a)	317,251	9,384,284

GeneDx Holdings Corp., Class A(a)	30,848	5,150,074

Guardant Health, Inc.(a)	228,438	24,767,248

Guardian Pharmacy Services, Inc., Class A(a)	65,949	1,930,987

HealthEquity, Inc.(a)	152,034	15,990,936

Hims & Hers Health, Inc., Class A(a)(b)	398,774	15,855,254

Hinge Health, Inc., Class A(a)	93,112	4,554,108

LifeStance Health Group, Inc.(a)	1,780,053	11,570,344

NeoGenomics, Inc.(a)	93,469	1,130,975

Option Care Health, Inc.(a)	52,245	1,624,819

PACS Group, Inc.(a)	61,949	2,069,716

Pediatrix Medical Group, Inc.(a)	275,133	6,627,954

Privia Health Group, Inc.(a)	594,380	14,485,041

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)

Progyny, Inc.(a)	320,595	$8,454,090

RadNet, Inc.(a)	86,810	7,187,000

Select Medical Holdings Corp.	840,834	13,024,519

Viemed Healthcare, Inc.(a)	503,621	3,480,021

		207,912,909

Health Care REITs — 0.4%

American Healthcare REIT, Inc.	96,072	4,878,536

Diversified Healthcare Trust	950,459	4,590,717

Omega Healthcare Investors, Inc.	139,731	6,416,448

		15,885,701

Health Care Technology — 0.4%

Doximity, Inc., Class A(a)	91,515	4,707,532

Evolent Health, Inc., Class A(a)	257,659	1,082,168

Health Catalyst, Inc.(a)	163,516	488,913

Phreesia, Inc.(a)	335,740	6,879,312

Schrodinger, Inc.(a)	304,174	5,341,295

		18,499,220

Hotel & Resort REITs — 0.6%

Braemar Hotels & Resorts, Inc.	1,874,714	5,005,486

Chatham Lodging Trust	902,127	6,116,421

DiamondRock Hospitality Co.	292,010	2,660,211

Host Hotels & Resorts, Inc.	520,393	9,174,529

RLJ Lodging Trust	549,181	4,140,825

		27,097,472

Hotels, Restaurants & Leisure — 0.8%

Accel Entertainment, Inc., Class A(a)	200,482	2,052,935

Black Rock Coffee Bar, Inc., Class A(a)(b)	60,592	1,378,468

Brinker International, Inc.(a)	51,603	7,936,025

El Pollo Loco Holdings, Inc.(a)	157,825	1,721,871

Life Time Group Holdings, Inc.(a)	276,810	7,728,535

Rush Street Interactive, Inc., Class A(a)	600,402	11,071,413

Shake Shack, Inc., Class A(a)	28,739	2,514,088

Sharplink Gaming, Inc.(a)	80,424	854,103

Super Group SGHC Ltd.	129,224	1,399,496

		36,656,934

Household Durables — 1.7%

Century Communities, Inc.	188,340	12,296,719

Champion Homes, Inc.(a)	80,257	6,889,261

Ethan Allen Interiors, Inc.	37,800	893,592

Green Brick Partners, Inc.(a)	42,112	2,858,563

Installed Building Products, Inc.	10,399	2,787,140

Leggett & Platt, Inc.	212,904	2,184,395

LGI Homes, Inc.(a)	35,023	1,821,896

M/I Homes, Inc.(a)	183,558	25,255,745

Newell Brands, Inc.	763,291	2,786,012

Taylor Morrison Home Corp., Class A(a)	89,971	5,640,282

Toll Brothers, Inc.	12,670	1,771,646

Tri Pointe Homes, Inc.(a)	352,337	12,021,738

		77,206,989

Household Products — 0.1%

Central Garden & Pet Co., Class A, NVS(a)	164,539	5,090,837

Independent Power and Renewable Electricity Producers — 0.0%

Spruce Power Holding Corp.(a)	110	547

Industrial Conglomerates — 0.3%

Brookfield Business Corp., Class A(b)	400,328	13,955,434

Industrial REITs — 0.6%

Americold Realty Trust, Inc.	140,155	1,517,879

EastGroup Properties, Inc.	30,805	5,581,250

Security	Shares	Value

Industrial REITs (continued)

First Industrial Realty Trust, Inc.	291,744	$16,699,427

Terreno Realty Corp.	40,322	2,531,818

		26,330,374

Insurance — 2.1%

AMERISAFE, Inc.	139,124	5,676,259

Crawford & Co., Class A, NVS	49,956	558,508

Donegal Group, Inc., Class A	101,884	2,050,925

eHealth, Inc.(a)	190,264	776,277

Genworth Financial, Inc., Class A(a)	496,761	4,311,886

Globe Life, Inc.	14,059	1,894,169

Hanover Insurance Group, Inc. (The)	27,613	5,123,592

HCI Group, Inc.	9,891	1,758,125

Heritage Insurance Holdings, Inc.(a)	45,824	1,331,187

Lemonade, Inc.(a)(b)	98,670	7,708,101

Mercury General Corp.	68,018	6,333,836

Octave Specialty Group, Inc.(a)	220,199	1,979,589

Oscar Health, Inc., Class A(a)	532,342	9,566,186

Palomar Holdings, Inc.(a)	135,663	16,850,701

Reinsurance Group of America, Inc.	15,515	2,945,833

Root, Inc., Class A(a)	22,401	1,812,017

Selectquote, Inc.(a)	554,813	804,479

Stewart Information Services Corp.	151,412	11,602,702

Tiptree, Inc.	32,030	601,523

United Fire Group, Inc.	66,046	2,413,981

Universal Insurance Holdings, Inc.	163,581	5,419,439

		91,519,315

Interactive Media & Services — 0.8%

EverQuote, Inc., Class A(a)	292,769	7,726,174

Grindr, Inc.(a)(b)	363,246	4,660,446

MediaAlpha, Inc., Class A(a)	385,891	4,923,969

Nextdoor Holdings, Inc., Class A(a)	518,846	907,980

QuinStreet, Inc.(a)	592,356	8,269,290

Shutterstock, Inc.	163,329	3,400,510

Yelp, Inc.(a)	10,727	310,118

ZipRecruiter, Inc., Class A(a)	869,049	4,127,983

		34,326,470

IT Services — 0.4%

Applied Digital Corp.(a)	295,161	7,998,863

ASGN, Inc.(a)	35,968	1,618,920

BigBear.ai Holdings, Inc.(a)	189,049	1,198,571

DigitalOcean Holdings, Inc.(a)	24,466	1,089,226

Fastly, Inc., Class A(a)	236,230	2,754,442

Grid Dynamics Holdings, Inc., Class A(a)	259,892	2,276,654

		16,936,676

Leisure Products — 0.5%

Hasbro, Inc.	190,490	15,734,474

Peloton Interactive, Inc., Class A(a)	692,143	4,699,651

Polaris, Inc.	40,753	2,704,369

		23,138,494

Life Sciences Tools & Services — 0.6%

10X Genomics, Inc., Class A(a)	58,705	1,104,241

AbCellera Biologics, Inc.(a)(b)	341,996	1,275,645

Adaptive Biotechnologies Corp.(a)	372,539	7,324,117

Azenta, Inc.(a)	187,525	6,668,389

Codexis, Inc.(a)	500,976	866,688

CryoPort, Inc.(a)	105,297	1,012,957

Harvard Bioscience, Inc.(a)	307	234

MaxCyte, Inc.(a)(b)	380,888	670,363

Personalis, Inc.(a)(b)	424,352	4,553,297

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)

Seer, Inc., Class A(a)	305,197	$585,978

Tempus AI, Inc., Class A(a)(b)	26,655	2,077,224

		26,139,133

Machinery — 2.4%

Aebi Schmidt Holding AG	186,516	2,221,406

Atmus Filtration Technologies, Inc.	160,800	8,138,088

Blue Bird Corp.(a)(b)	60,731	3,171,373

Chart Industries, Inc.(a)	36,271	7,397,470

Donaldson Co., Inc.	78,810	7,085,019

Energy Recovery, Inc.(a)(b)	425,068	6,142,233

Enpro, Inc.	8,489	1,891,774

ESCO Technologies, Inc.	18,194	3,873,684

Federal Signal Corp.(b)	54,198	6,178,572

Flowserve Corp.	52,799	3,767,209

Franklin Electric Co., Inc.	50,356	4,791,373

Greenbrier Cos., Inc. (The)	108,988	4,847,786

Manitowoc Co., Inc. (The)(a)	424,799	4,791,733

Mueller Industries, Inc.	145,486	15,984,547

Mueller Water Products, Inc., Class A	68,057	1,649,702

REV Group, Inc.	73,008	3,889,136

SPX Technologies, Inc.(a)	64,564	13,883,842

Worthington Enterprises, Inc	129,513	7,105,083

		106,810,030

Marine Transportation — 0.4%

Genco Shipping & Trading Ltd.	128,962	2,439,961

Kirby Corp.(a)	49,981	5,673,843

Matson, Inc.	92,732	10,105,934

		18,219,738

Media — 0.6%

EchoStar Corp., Class A(a)	161,489	11,835,529

Entravision Communications Corp., Class A	290,551	807,732

Gray Media, Inc.	162,584	799,913

Integral Ad Science Holding Corp.(a)	275,562	2,832,777

Magnite, Inc.(a)	277,683	4,079,163

New York Times Co. (The), Class A	81,266	5,241,657

PubMatic, Inc., Class A(a)	78,759	709,618

Thryv Holdings, Inc.(a)	272,109	1,531,974

Townsquare Media, Inc., Class A	77	380

		27,838,743

Metals & Mining — 3.1%

Alpha Metallurgical Resources, Inc.(a)	68,169	10,853,187

Century Aluminum Co.(a)	273,586	8,199,373

Cleveland-Cliffs, Inc.(a)	392,230	5,114,679

Coeur Mining, Inc.(a)	875,253	15,115,619

Commercial Metals Co.	116,554	7,433,814

Compass Minerals International, Inc.(a)	111,761	2,122,341

Constellium SE, Class A(a)	701,937	11,799,561

Elevra Lithium Ltd., ADR(a)(b)	34,828	1,308,836

Hecla Mining Co.	542,022	9,116,810

Kaiser Aluminum Corp.	145,501	13,975,371

Materion Corp.	54,545	6,664,854

Novagold Resources, Inc.(a)	631,603	6,436,035

Olympic Steel, Inc.	229,997	8,944,583

Perpetua Resources Corp.(a)	32,344	832,535

Ramaco Resources, Inc., Class A(a)	215,546	3,381,917

Royal Gold, Inc.	12,187	2,484,198

Ryerson Holding Corp.	104,310	2,391,828

SSR Mining, Inc.(a)	255,640	5,951,299

SunCoke Energy, Inc.	1,021,002	6,656,933

Security	Shares	Value

Metals & Mining (continued)

United States Antimony Corp.(a)	101,739	$621,625

Warrior Met Coal, Inc.	86,562	6,776,939

		136,182,337

Mortgage Real Estate Investment Trusts (REITs) — 0.0%

TPG RE Finance Trust, Inc.	172,302	1,566,225

Multi-Utilities — 0.8%

Avista Corp.	422,823	17,496,416

Black Hills Corp.	155,452	11,470,803

Northwestern Energy Group, Inc.	95,333	6,586,557

Unitil Corp.	16,881	847,932

		36,401,708

Office REITs — 0.2%

COPT Defense Properties	307,303	9,443,421

Oil, Gas & Consumable Fuels — 2.5%

Ardmore Shipping Corp.	145,846	1,783,697

California Resources Corp.	66,424	3,173,739

Centrus Energy Corp., Class A(a)(b)	25,112	6,511,542

Chord Energy Corp.	108,310	10,165,977

CNX Resources Corp.(a)	173,113	6,723,709

Crescent Energy Co., Class A	246,296	2,322,571

Delek U.S. Holdings, Inc.	106,905	4,134,016

Diversified Energy Co.	51,684	777,327

Dorian LPG Ltd.	80,557	1,996,202

Energy Fuels, Inc.(a)(b)	432,627	6,229,829

Evolution Petroleum Corp.	199,305	783,269

Green Plains, Inc.(a)	118,993	1,229,198

HF Sinclair Corp.	25,010	1,323,279

International Seaways, Inc.	91,359	4,839,286

Murphy Oil Corp.	78,278	2,510,375

New Fortress Energy, Inc., Class A(a)(b)	879,244	1,072,678

Par Pacific Holdings, Inc.(a)	219,276	10,009,949

PBF Energy, Inc., Class A	193,999	6,689,086

REX American Resources Corp.(a)	125,360	4,135,626

Scorpio Tankers, Inc.	150,856	8,648,574

SM Energy Co.	843,445	16,067,627

Uranium Energy Corp.(a)	851,928	10,453,157

Vital Energy, Inc.(a)	44,792	803,121

		112,383,834

Passenger Airlines — 0.8%

Alaska Air Group, Inc.(a)	104,907	4,496,314

Joby Aviation, Inc., Class A(a)	763,082	11,011,273

SkyWest, Inc.(a)	185,546	18,836,630

		34,344,217

Pharmaceuticals — 2.8%

Amneal Pharmaceuticals, Inc., Class A(a)	261,239	3,270,712

Amylyx Pharmaceuticals, Inc.(a)	318,321	4,768,449

Arvinas, Inc.(a)	370,420	4,661,736

Atea Pharmaceuticals, Inc.(a)	636,285	1,972,483

Axsome Therapeutics, Inc.(a)	77,270	11,706,405

Collegium Pharmaceutical, Inc.(a)	145,189	6,777,422

Corcept Therapeutics, Inc.(a)	101,739	8,078,077

Crinetics Pharmaceuticals, Inc.(a)(b)	93,214	4,246,830

Edgewise Therapeutics, Inc.(a)(b)	128,836	3,354,889

EyePoint Pharmaceuticals, Inc.(a)	75,375	1,117,811

Fulcrum Therapeutics, Inc.(a)	122,639	1,341,671

Harmony Biosciences Holdings, Inc.(a)	170,086	6,002,335

Indivior PLC(a)	110,229	3,703,694

LENZ Therapeutics, Inc.(a)(b)	37,168	1,134,367

Liquidia Corp.(a)	48,716	1,589,603

Nektar Therapeutics(a)	32,300	2,106,283

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)

Nuvation Bio, Inc., Class A(a)(b)	993,534	$7,978,078

Ocular Therapeutix, Inc.(a)	315,318	3,831,114

Pacira BioSciences, Inc.(a)	195,728	4,613,309

Phibro Animal Health Corp., Class A	52,852	2,213,442

Rafael Holdings, Inc., Class B(a)	220	260

Supernus Pharmaceuticals, Inc.(a)	196,024	8,936,734

Tarsus Pharmaceuticals, Inc.(a)	156,777	12,535,889

Terns Pharmaceuticals, Inc.(a)	41,923	1,178,456

Theravance Biopharma, Inc.(a)	149,110	3,026,933

Trevi Therapeutics, Inc.(a)	782,965	10,327,308

WaVe Life Sciences Ltd.(a)	146,256	1,134,947

Xeris Biopharma Holdings, Inc.(a)	181,634	1,304,132

		122,913,369

Professional Services — 2.4%

CACI International, Inc., Class A(a)	5,508	3,398,987

Conduent, Inc.(a)	563,921	1,094,007

CRA International, Inc.	10,827	1,909,233

ExlService Holdings, Inc.(a)	829,495	32,955,836

Franklin Covey Co.(a)	76,029	1,195,176

Genpact Ltd.	302,321	13,320,263

Heidrick & Struggles International, Inc.	15,949	938,918

IBEX Holdings Ltd.(a)	61,193	2,153,382

ICF International, Inc.	76,516	5,971,309

Innodata, Inc.(a)(b)	41,656	2,393,970

KBR, Inc.	60,221	2,482,310

Kelly Services, Inc., Class A, NVS	113,850	983,664

Kforce, Inc.	30,382	893,231

Korn Ferry	44,000	2,893,880

Legalzoom.com, Inc.(a)	535,761	4,998,650

ManpowerGroup, Inc.	111,230	3,198,975

Maximus, Inc.	56,746	4,885,263

Planet Labs PBC, Class A(a)	417,052	4,962,919

Resources Connection, Inc.	142,364	688,330

Robert Half, Inc.	29,131	787,702

ShiftPixy, Inc.(a)(c)	1	—

TriNet Group, Inc.	57,259	3,355,377

Upwork, Inc.(a)	413,202	8,156,607

Willdan Group, Inc.(a)	39,088	3,943,979

		107,561,968

Real Estate Management & Development — 0.8%

Anywhere Real Estate, Inc.(a)	331,910	4,729,717

Compass, Inc., Class A(a)	916,326	9,548,117

FRP Holdings, Inc.(a)	53,974	1,258,134

Kennedy-Wilson Holdings, Inc.	318,938	3,103,267

Marcus & Millichap, Inc.	55,589	1,628,758

Newmark Group, Inc., Class A	152,098	2,643,463

RMR Group, Inc. (The), Class A	173,922	2,652,311

St. Joe Co. (The)	131,565	7,937,316

		33,501,083

Residential REITs — 0.1%

Bluerock Homes Trust, Inc., Class A	77	732

NexPoint Residential Trust, Inc.	78,973	2,512,131

Veris Residential, Inc	247,956	3,734,217

		6,247,080

Retail REITs — 1.7%

Agree Realty Corp.	307,142	23,103,221

FrontView REIT, Inc.	212,328	3,244,372

Getty Realty Corp.	329,851	9,390,858

NETSTREIT Corp.	225,810	4,139,097

NNN REIT, Inc.	446,250	18,452,438

Security	Shares	Value

Retail REITs (continued)

Tanger, Inc.	249,817	$8,388,855

Urban Edge Properties	436,054	8,380,958

		75,099,799

Semiconductors & Semiconductor Equipment — 3.8%

ACM Research, Inc., Class A(a)	79,965	2,671,631

Alpha & Omega Semiconductor Ltd.(a)	41,315	837,868

Ambarella, Inc.(a)	149,770	11,109,939

Axcelis Technologies, Inc.(a)(b)	25,664	2,124,209

Credo Technology Group Holding Ltd.(a)	260,157	46,203,883

Diodes, Inc.(a)	87,998	4,066,388

Impinj, Inc.(a)	38,538	6,623,526

inTEST Corp.(a)	35,226	283,921

Kulicke & Soffa Industries, Inc.	150,803	6,802,723

MaxLinear, Inc.(a)	234,202	3,646,525

Navitas Semiconductor Corp.(a)	171,719	1,500,824

Power Integrations, Inc.	40,193	1,350,485

Qorvo, Inc.(a)	35,139	3,018,089

Rambus, Inc.(a)	222,084	21,224,568

Rigetti Computing, Inc.(a)(b)	456,528	11,673,421

Semtech Corp.(a)	86,373	6,405,422

Silicon Laboratories, Inc.(a)(b)	87,601	11,176,136

SiTime Corp.(a)	48,472	14,430,114

Synaptics, Inc.(a)	155,599	10,660,087

		165,809,759

Software — 5.5%

8x8, Inc.(a)	621,441	1,205,596

ACI Worldwide, Inc.(a)	302,007	14,152,048

Alarm.com Holdings, Inc.(a)	309,489	16,081,048

Amplitude, Inc., Class A(a)	641,537	6,595,000

Asana, Inc., Class A(a)	227,355	2,928,332

Aurora Innovation, Inc., Class A(a)(b)	751,603	3,149,217

Bit Digital, Inc.(a)(b)	779,317	1,854,774

Bitdeer Technologies Group, Class A(a)	70,950	951,439

Box, Inc., Class A(a)	297,207	8,779,495

Braze, Inc., Class A(a)	130,091	3,733,612

C3.ai, Inc., Class A(a)(b)	178,420	2,578,169

Cerence, Inc.(a)	235,972	2,614,570

Cipher Mining, Inc.(a)(b)	353,794	7,199,708

Cleanspark, Inc.(a)(b)	452,460	6,832,146

Clearwater Analytics Holdings, Inc., Class A(a)(b)	367,985	8,117,749

Confluent, Inc., Class A(a)	163,429	3,636,295

Core Scientific, Inc.(a)(b)	222,155	3,752,198

Digital Turbine, Inc.(a)	293,923	1,407,891

Domo, Inc., Class B(a)	244,034	2,791,749

D-Wave Quantum, Inc.(a)(b)	438,915	9,950,203

Elastic NV(a)(b)	96,006	6,771,303

Five9, Inc.(a)	94,106	1,843,537

Freshworks, Inc., Class A(a)	393,802	4,780,756

Gitlab, Inc., Class A(a)(b)	22,592	927,628

Hut 8 Corp.(a)	131,720	5,927,400

InterDigital, Inc.(b)	36,561	13,079,698

JFrog Ltd.(a)	80,174	4,889,010

LiveRamp Holdings, Inc.(a)	316,016	9,117,062

MARA Holdings, Inc.(a)	398,574	4,707,159

Netskope, Inc., Class A(a)(b)	111,495	2,049,278

Ooma, Inc.(a)	418,801	4,707,323

Pagaya Technologies Ltd., Class A(a)	103,421	2,580,354

Porch Group, Inc.(a)	170,552	1,652,649

PROS Holdings, Inc.(a)	65,666	1,526,078

Q2 Holdings, Inc.(a)	66,869	4,823,261

Qualys, Inc.(a)	97,197	13,690,197

RingCentral, Inc., Class A(a)	152,294	4,300,783

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)

Riot Platforms, Inc.(a)	405,506	$6,540,812

Rubrik, Inc., Class A(a)	10,902	755,727

SEMrush Holdings, Inc., Class A(a)	198,057	2,343,014

SoundHound AI, Inc., Class A(a)(b)	446,705	5,382,795

Sprout Social, Inc., Class A(a)	285,735	2,848,778

Tenable Holdings, Inc.(a)	236,923	6,283,198

Terawulf, Inc.(a)(b)	457,907	7,102,138

Via Transportation, Inc., Class A(a)	38,109	1,327,336

Workiva, Inc., Class A(a)	48,304	4,471,018

Zeta Global Holdings Corp., Class A(a)	475,676	8,681,087

		241,420,618

Specialized REITs — 1.0%

CubeSmart	684,654	25,489,668

EPR Properties	176,136	9,206,629

Four Corners Property Trust, Inc.	313,071	7,526,227

Safehold, Inc.	87,123	1,208,396

		43,430,920

Specialty Retail — 3.1%

Abercrombie & Fitch Co., Class A(a)	54,620	5,345,659

Advance Auto Parts, Inc.	61,352	3,182,942

American Eagle Outfitters, Inc.	168,216	3,431,606

Asbury Automotive Group, Inc.(a)	22,300	5,186,311

AutoNation, Inc.(a)	2,808	593,302

Bath & Body Works, Inc.	100,825	1,755,363

Boot Barn Holdings, Inc.(a)	62,891	12,189,534

Build-A-Bear Workshop, Inc.	15,564	826,448

Camping World Holdings, Inc., Class A	287,709	3,219,464

Chewy, Inc., Class A(a)	28,507	991,188

CONN’S, Inc. ESCROW(a)(b)(c)	224,237	2

EVgo, Inc., Class A(a)	274,950	890,838

Five Below, Inc.(a)	16,239	2,677,649

Gap, Inc. (The)	86,489	2,341,257

Group 1 Automotive, Inc.	39,273	15,750,044

Haverty Furniture Cos., Inc.	109,089	2,596,318

Lands’ End, Inc.(a)	73,567	1,161,623

Lithia Motors, Inc., Class A	17,995	5,737,526

Lulu’s Fashion Lounge Holdings, Inc.(a)	11	59

Monro, Inc.	156,925	2,936,067

Penske Automotive Group, Inc	14,402	2,329,092

Petco Health & Wellness Co., Inc.(a)(b)	302,193	967,018

RealReal, Inc. (The)(a)	251,584	3,642,936

Revolve Group, Inc., Class A(a)	174,396	4,215,151

Signet Jewelers Ltd.	22,257	2,229,261

Sonic Automotive, Inc., Class A	81,368	5,128,625

Stitch Fix, Inc., Class A(a)	914,661	3,887,309

ThredUp, Inc., Class A(a)	179,111	1,346,915

Upbound Group, Inc.	125,040	2,240,717

Urban Outfitters, Inc.(a)	166,350	12,321,545

Victoria’s Secret & Co.(a)	135,705	5,608,688

Warby Parker, Inc., Class A(a)	284,933	5,644,523

Wayfair, Inc., Class A(a)	40,396	4,475,877

Winmark Corp.	8,630	3,547,016

Zumiez, Inc.(a)	247,173	6,426,498

		134,824,371

Technology Hardware, Storage & Peripherals — 0.5%

IonQ, Inc.(a)(b)	450,128	22,191,310

Textiles, Apparel & Luxury Goods — 0.5%

G-III Apparel Group Ltd.(a)	320,079	9,330,303

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

Levi Strauss & Co., Class A	61,615	$1,357,378

Ralph Lauren Corp., Class A	28,479	10,461,191

		21,148,872

Tobacco — 0.1%

Turning Point Brands, Inc.	46,769	4,684,383

Trading Companies & Distributors — 1.1%

BlueLinx Holdings, Inc.(a)	58,479	3,648,505

Boise Cascade Co.	169,867	12,950,660

DNOW, Inc.(a)	684,297	9,552,782

FTAI Aviation Ltd.	10,445	1,809,492

GATX Corp.	8,565	1,369,800

Global Industrial Co.	26,780	766,979

Herc Holdings, Inc.	28,444	3,819,176

McGrath RentCorp	36,736	3,786,747

Rush Enterprises, Inc., Class A	138,150	7,192,089

Xometry, Inc., Class A(a)	63,069	3,687,644

		48,583,874

Water Utilities — 0.1%

H2O America	62,236	2,889,617

Wireless Telecommunication Services — 0.1%

Spok Holdings, Inc.	69,491	922,840

Telephone & Data Systems, Inc.	72,565	2,922,193

		3,845,033

Total Common Stocks — 98.5% (Cost: $3,596,575,928)		4,358,871,699

Rights

Biotechnology — 0.0%

Albireo Pharma Inc., CVR(a)(b)(c)	28,456	103,295

Blueprint Medicines Corp., CVR(a)(c)	92,408	90,560

Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118

Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799

Poseida Therapeutics, Inc., CVR(a)(c)	104,999	152,249

		364,021

Health Care Providers & Services — 0.0%

Surface Oncology, Inc., CVR(a)	58,721	5,515

Paper & Forest Products — 0.0%

Resolute Forest Products, Inc., CVR(a)(c)	72,036	56,188

Total Rights — 0.0% (Cost: $ —)		425,724

Total Long-Term Investments — 98.5% (Cost: $3,596,575,928)		4,359,297,423

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.8%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	191,710,374	$191,806,229

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(d)(e)	62,604,270	62,604,270

Total Short-Term Securities — 5.8% (Cost: $254,387,979)		254,410,499

Total Investments — 104.3% (Cost: $3,850,963,907)		4,613,707,922

Liabilities in Excess of Other Assets — (4.3)%		(188,305,934)

Net Assets — 100.0%		$ 4,425,401,988

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$126,834,392	$64,955,808	(a)	$—	$3,030	$12,999	$191,806,229	191,710,374	$653,369	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	41,068,103	21,536,167	(a)	—	—	—	62,604,270	62,604,270	832,662		—

					$3,030	$12,999	$254,410,499		$1,486,031		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

Russell 2000 E-Mini Index	557	12/19/25	$69,767	$2,070,146

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$2,070,146	$—	$—	$—	$2,070,146

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$6,206,794	$—	$—	$—	$6,206,794

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$1,807,216	$—	$—	$—	$1,807,216

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$59,292,458

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks

Aerospace & Defense	$106,982,678	$—	$—	$106,982,678

Air Freight & Logistics	939,218	—	—	939,218

Automobile Components	63,831,999	—	—	63,831,999

Automobiles	5,816,095	—	—	5,816,095

Banks	448,425,333	5,993	—	448,431,326

Beverages	775,887	—	—	775,887

Biotechnology	406,456,715	—	—	406,456,715

Broadline Retail	24,968,748	—	—	24,968,748

Building Products	27,523,259	—	—	27,523,259

Capital Markets	53,692,596	—	—	53,692,596

Chemicals	24,689,670	—	—	24,689,670

Commercial Services & Supplies	22,571,801	—	—	22,571,801

Communications Equipment	60,728,745	—	—	60,728,745

Construction & Engineering	135,997,172	—	—	135,997,172

Construction Materials	725,408	—	—	725,408

Consumer Finance	84,133,825	—	—	84,133,825

Consumer Staples Distribution & Retail	53,671,594	—	—	53,671,594

Distributors	3,552,405	—	—	3,552,405

Diversified Consumer Services	55,928,496	—	—	55,928,496

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

Diversified REITs	$15,307,478	$—	$—	$15,307,478

Diversified Telecommunication Services	27,470,800	—	—	27,470,800

Electric Utilities	25,830,086	—	—	25,830,086

Electrical Equipment	122,286,366	—	—	122,286,366

Electronic Equipment, Instruments & Components	160,872,078	—	—	160,872,078

Energy Equipment & Services	51,717,792	—	—	51,717,792

Entertainment	15,102,332	—	—	15,102,332

Financial Services	66,229,631	—	—	66,229,631

Food Products	12,852,647	—	—	12,852,647

Gas Utilities	44,318,214	—	—	44,318,214

Ground Transportation	10,857,094	—	—	10,857,094

Health Care Equipment & Supplies	86,570,730	—	—	86,570,730

Health Care Providers & Services	207,912,909	—	—	207,912,909

Health Care REITs	15,885,701	—	—	15,885,701

Health Care Technology	18,499,220	—	—	18,499,220

Hotel & Resort REITs	27,097,472	—	—	27,097,472

Hotels, Restaurants & Leisure	36,656,934	—	—	36,656,934

Household Durables	77,206,989	—	—	77,206,989

Household Products	5,090,837	—	—	5,090,837

Independent Power and Renewable Electricity Producers	547	—	—	547

Industrial Conglomerates	13,955,434	—	—	13,955,434

Industrial REITs	26,330,374	—	—	26,330,374

Insurance	91,519,315	—	—	91,519,315

Interactive Media & Services	34,326,470	—	—	34,326,470

IT Services	16,936,676	—	—	16,936,676

Leisure Products	23,138,494	—	—	23,138,494

Life Sciences Tools & Services	26,139,133	—	—	26,139,133

Machinery	106,810,030	—	—	106,810,030

Marine Transportation	18,219,738	—	—	18,219,738

Media	27,838,743	—	—	27,838,743

Metals & Mining	136,182,337	—	—	136,182,337

Mortgage Real Estate Investment Trusts (REITs)	1,566,225	—	—	1,566,225

Multi-Utilities	36,401,708	—	—	36,401,708

Office REITs	9,443,421	—	—	9,443,421

Oil, Gas & Consumable Fuels	112,383,834	—	—	112,383,834

Passenger Airlines	34,344,217	—	—	34,344,217

Pharmaceuticals	122,913,369	—	—	122,913,369

Professional Services	107,561,968	—	—	107,561,968

Real Estate Management & Development	33,501,083	—	—	33,501,083

Residential REITs	6,247,080	—	—	6,247,080

Retail REITs	75,099,799	—	—	75,099,799

Semiconductors & Semiconductor Equipment	165,809,759	—	—	165,809,759

Software	241,420,618	—	—	241,420,618

Specialized REITs	43,430,920	—	—	43,430,920

Specialty Retail	134,824,369	—	2	134,824,371

Technology Hardware, Storage & Peripherals	22,191,310	—	—	22,191,310

Textiles, Apparel & Luxury Goods	21,148,872	—	—	21,148,872

Tobacco	4,684,383	—	—	4,684,383

Trading Companies & Distributors	48,583,874	—	—	48,583,874

Water Utilities	2,889,617	—	—	2,889,617

Wireless Telecommunication Services	3,845,033	—	—	3,845,033

Rights	—	5,515	420,209	425,724

Short-Term Securities

Money Market Funds	254,410,499	—	—	254,410,499

	$4,613,276,203	$11,508	$420,211	$4,613,707,922

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,070,146	$—	$—	$2,070,146

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%

General Electric Co.	102,720	$30,656,784

Lockheed Martin Corp.	46,687	21,376,110

		52,032,894

Automobile Components — 0.8%

BorgWarner, Inc.	682,634	29,394,220

Automobiles — 2.0%

Tesla, Inc.(a)	162,141	69,748,194

Banks — 3.7%

Bank of America Corp.	1,140,694	61,198,233

Citigroup, Inc.	100,162	10,376,783

JPMorgan Chase & Co.	187,246	58,622,978

		130,197,994

Beverages — 0.5%

Keurig Dr. Pepper, Inc.	658,505	18,372,289

Biotechnology — 1.9%

AbbVie, Inc.	147,597	33,607,837

Natera, Inc.(a)	65,187	15,567,307

Regeneron Pharmaceuticals, Inc.	23,131	18,046,575

		67,221,719

Broadline Retail — 4.4%

Amazon.com, Inc.(a)	654,527	152,648,787

Capital Markets — 5.3%

Blackstone, Inc., Class A	113,440	16,609,885

Charles Schwab Corp. (The)	532,952	49,420,639

CME Group, Inc., Class A	89,726	25,254,280

Intercontinental Exchange, Inc.	220,146	34,628,966

Moody’s Corp.	38,749	19,017,234

Morgan Stanley	240,091	40,733,839

		185,664,843

Chemicals — 1.2%

Corteva, Inc.	606,627	40,929,124

Commercial Services & Supplies — 1.1%

Cintas Corp.	215,513	40,089,728

Communications Equipment — 1.2%

Arista Networks, Inc.(a)	189,225	24,727,923

Motorola Solutions, Inc.	42,195	15,598,648

		40,326,571

Construction & Engineering — 1.2%

Comfort Systems U.S.A., Inc.	22,763	22,238,085

MasTec, Inc.(a)	89,597	19,163,007

		41,401,092

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	59,684	54,526,705

Walmart, Inc.	553,129	61,126,286

		115,652,991

Diversified Telecommunication Services — 0.6%

AT&T Inc.	792,037	20,608,803

Electrical Equipment — 1.6%

AMETEK, Inc.	196,833	38,951,282

Vertiv Holdings Co., Class A	90,634	16,289,649

		55,240,931

Electronic Equipment, Instruments & Components — 0.9%

Amphenol Corp., Class A	217,704	30,674,494

Security	Shares	Value

Entertainment — 0.9%

Netflix, Inc.(a)	307,335	$33,063,099

Financial Services — 3.6%

Berkshire Hathaway, Inc., Class B(a)	105,536	54,225,452

Klarna Group PLC(a)	25,513	802,894

Mastercard, Inc., Class A	30,146	16,596,278

Visa, Inc., Class A	166,550	55,700,982

		127,325,606

Ground Transportation — 0.9%

Union Pacific Corp.	132,707	30,765,464

Health Care Equipment & Supplies — 1.3%

Boston Scientific Corp.(a)	446,226	45,327,637

Health Care Providers & Services — 1.9%

Cardinal Health, Inc.	127,897	27,147,417

Centene Corp.(a)	413,536	16,268,506

UnitedHealth Group, Inc.	72,912	24,044,191

		67,460,114

Hotel & Resort REITs — 0.0%

RLJ Lodging Trust	51	385

Hotels, Restaurants & Leisure — 1.1%

Booking Holdings, Inc.	4,531	22,268,461

Darden Restaurants, Inc.	89,197	16,017,997

		38,286,458

Household Durables — 1.2%

Garmin Ltd.	84,022	16,411,177

Toll Brothers, Inc.	171,445	23,973,154

		40,384,331

Industrial Conglomerates — 0.8%

Honeywell International, Inc.	142,297	27,348,060

Insurance — 1.6%

Progressive Corp. (The)	79,275	18,137,327

Travelers Cos., Inc. (The)	123,915	36,289,747

		54,427,074

Interactive Media & Services — 8.7%

Alphabet, Inc., Class A	354,303	113,440,734

Alphabet, Inc., Class C, NVS	260,001	83,231,520

Meta Platforms, Inc., Class A	166,603	107,950,414

		304,622,668

Leisure Products — 0.6%

Hasbro, Inc.	234,777	19,392,580

Machinery — 1.9%

Mueller Industries, Inc.	221,711	24,359,387

Parker-Hannifin Corp.	50,358	43,393,489

		67,752,876

Media — 0.6%

Comcast Corp., Class A	750,135	20,021,103

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	350,103	15,047,427

Oil, Gas & Consumable Fuels — 2.0%

Devon Energy Corp.	1,135,430	42,079,036

EOG Resources, Inc.	255,003	27,502,073

		69,581,109

Pharmaceuticals — 4.5%

Bristol-Myers Squibb Co.	1,010,003	49,692,148

Eli Lilly & Co.	56,005	60,231,697

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)

Johnson & Johnson	70,161	$14,517,714

Pfizer, Inc.	1,201,700	30,931,758

		155,373,317

Retail REITs — 0.6%

Simon Property Group, Inc.	114,974	21,421,956

Semiconductors & Semiconductor Equipment — 13.8%

Advanced Micro Devices, Inc.(a)	118,274	25,728,143

Broadcom, Inc.	271,624	109,453,607

Lam Research Corp.	208,151	32,471,556

Marvell Technology, Inc.	158,660	14,184,204

Micron Technology, Inc.	136,295	32,231,042

NVIDIA Corp.	1,387,368	245,564,136

QUALCOMM, Inc.	126,572	21,275,487

		480,908,175

Software — 9.6%

Adobe, Inc.(a)	49,336	15,793,934

Elastic NV(a)	136,437	9,622,902

Intuit, Inc.	40,681	25,795,008

Microsoft Corp.	446,655	219,758,726

Oracle Corp.	100,753	20,347,068

Palantir Technologies, Inc., Class A(a)	120,373	20,276,832

Salesforce, Inc.	109,927	25,342,571

		336,937,041

Specialty Retail — 2.2%

Home Depot, Inc. (The)	50,616	18,065,863

Lithia Motors, Inc., Class A	29,351	9,358,273

TJX Cos., Inc. (The)	316,218	48,039,838

		75,463,974

Technology Hardware, Storage & Peripherals — 7.3%

Apple Inc.	876,888	244,520,219

Western Digital Corp.	63,261	10,332,419

		254,852,638

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%

Ralph Lauren Corp., Class A	25,540	$9,381,608

Tobacco — 0.7%

Philip Morris International, Inc.	160,835	25,328,296

Trading Companies & Distributors — 0.4%

Ferguson Enterprises, Inc.	53,392	13,437,165

Wireless Telecommunication Services — 0.8%

T-Mobile U.S., Inc.	137,262	28,689,131

Total Long-Term Investments — 98.9% (Cost: $2,108,883,888)		3,452,803,966

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(b)(c)	36,655,869	36,655,869

Total Short-Term Securities — 1.0% (Cost: $36,655,869)		36,655,869

Total Investments — 99.9% (Cost: $2,145,539,757)		3,489,459,835

Other Assets Less Liabilities — 0.1%		2,169,153

Net Assets — 100.0%		$ 3,491,628,988

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(90	)(b)	$90	$—	$—	—	$8,638	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	29,457,388	7,198,481	(b)	—		—	—	36,655,869	36,655,869	634,276		—

						$90	$—	$36,655,869		$642,914		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Core Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

S&P 500 E-Mini Index	123	12/19/25	$42,186	$1,306,698

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$1,306,698	$—	$—	$—	$1,306,698

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$5,816,620	$—	$—	$—	$5,816,620

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$(918,281)	$—	$—	$—	$(918,281)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$39,054,844

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks	$3,452,803,966	$—	$—	$3,452,803,966

Short-Term Securities

Money Market Funds	36,655,869	—	—	36,655,869

	$3,489,459,835	$—	$—	$3,489,459,835

Derivative Financial Instruments(a)

Assets

Equity Contracts	$1,306,698	$—	$—	$1,306,698

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%

Boeing Co. (The)(a)	2,748	$519,372

Carpenter Technology Corp.	468	149,077

General Dynamics Corp.	10,407	3,555,343

HEICO Corp., Class A	11,044	2,727,537

Lockheed Martin Corp.	5,542	2,537,460

Northrop Grumman Corp.	398	227,756

RTX Corp.	35,065	6,133,219

		15,849,764

Air Freight & Logistics — 0.0%

United Parcel Service, Inc., Class B	1,563	149,720

Automobile Components — 0.5%

BorgWarner, Inc.	91,669	3,947,267

Automobiles — 0.3%

Ford Motor Co.	16,195	215,070

General Motors Co.	28,480	2,093,849

		2,308,919

Banks — 7.8%

Bank of America Corp.	263,844	14,155,230

Citigroup, Inc.	65,621	6,798,336

Huntington Bancshares, Inc.	210,728	3,434,866

JPMorgan Chase & Co.	70,280	22,003,262

KeyCorp	22,468	412,962

PNC Financial Services Group, Inc. (The)	24,951	4,758,655

SouthState Bank Corp.	5,462	488,904

U.S. Bancorp	15,378	754,291

Wells Fargo & Co.	33,751	2,897,523

		55,704,029

Beverages — 0.9%

Coca-Cola Co. (The)	44,993	3,289,888

Keurig Dr. Pepper, Inc.	95,146	2,654,573

Monster Beverage Corp.(a)	11,630	872,134

		6,816,595

Biotechnology — 2.4%

AbbVie, Inc.	11,739	2,672,970

Amgen, Inc.	4,618	1,595,334

Biogen, Inc.(a)	6,322	1,151,173

Exelixis, Inc.(a)	8,096	357,600

Gilead Sciences, Inc.	12,325	1,550,978

Ionis Pharmaceuticals, Inc.(a)	1,957	161,903

Moderna, Inc.(a)	53,131	1,380,344

Natera, Inc.(a)	7,143	1,705,820

Regeneron Pharmaceuticals, Inc.	5,475	4,271,540

United Therapeutics Corp.(a)	4,025	1,956,150

Viking Therapeutics, Inc.(a)	5,841	215,007

		17,018,819

Broadline Retail — 3.0%

Amazon.com, Inc.(a)	88,934	20,741,188

Etsy, Inc.(a)	1,164	63,112

MercadoLibre, Inc.(a)	182	377,064

		21,181,364

Building Products — 0.5%

Armstrong World Industries, Inc.	2,074	393,520

Owens Corning	12,966	1,468,270

Trane Technologies PLC	3,458	1,457,478

		3,319,268

Capital Markets — 6.1%

Ares Management Corp., Class A	4,407	691,238

Security	Shares	Value

Capital Markets (continued)

Blackstone, Inc., Class A	649	$95,027

Blue Owl Capital, Inc., Class A	9,528	142,920

Cboe Global Markets, Inc.	2,229	575,461

Charles Schwab Corp. (The)	106,639	9,888,634

CME Group, Inc., Class A	19,254	5,419,231

Interactive Brokers Group, Inc., Class A	14,268	927,705

Intercontinental Exchange, Inc.	32,014	5,035,802

Jefferies Financial Group, Inc.	2,880	165,773

Moody’s Corp.	3,652	1,792,329

Morgan Stanley	59,623	10,115,638

Nasdaq, Inc.	39,593	3,599,795

S&P Global, Inc.	9,914	4,945,401

		43,394,954

Chemicals — 1.9%

Celanese Corp., Class A	8,096	337,198

Corteva, Inc.	127,206	8,582,589

Dow, Inc.	25,962	619,194

Huntsman Corp.	96,872	1,009,406

LyondellBasell Industries NV, Class A	31,419	1,539,217

Mosaic Co. (The)	24,155	591,556

PPG Industries, Inc.	3,128	312,925

Scotts Miracle-Gro Co. (The)	5,144	291,253

		13,283,338

Commercial Services & Supplies — 1.5%

Cintas Corp.	20,635	3,838,523

Copart, Inc.(a)	51,929	2,024,192

Republic Services, Inc.	6,008	1,304,096

Veralto Corp.	20,507	2,075,719

Waste Connections, Inc.	9,373	1,654,803

		10,897,333

Communications Equipment — 1.3%

Arista Networks, Inc.(a)	23,833	3,114,497

Cisco Systems, Inc.	40,254	3,097,143

Motorola Solutions, Inc.	8,005	2,959,288

		9,170,928

Construction & Engineering — 0.6%

Comfort Systems U.S.A., Inc.	1,183	1,155,720

MasTec, Inc.(a)	16,423	3,512,551

		4,668,271

Construction Materials — 0.0%

CRH PLC	1,414	169,623

Consumer Finance — 1.6%

Ally Financial, Inc.	23,253	960,349

American Express Co.	12,460	4,551,264

Capital One Financial Corp.	21,863	4,789,527

Figure Technology Solutions, Inc., Class A(a)	6,816	247,012

OneMain Holdings, Inc.	12,560	779,097

		11,327,249

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	6,335	5,787,593

Dollar General Corp.	1,030	112,775

Sprouts Farmers Market, Inc.(a)	7,315	613,070

Target Corp.	1,005	91,073

Walmart, Inc.	156,463	17,290,726

		23,895,237

Containers & Packaging — 0.3%

Crown Holdings, Inc.	4,223	408,913

Smurfit WestRock PLC	51,245	1,828,934

		2,237,847

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.0%

Bright Horizons Family Solutions, Inc.(a)	1,539	$158,148

Diversified Telecommunication Services — 1.1%

AT&T Inc.	201,833	5,251,695

Verizon Communications, Inc.	58,855	2,419,529

		7,671,224

Electric Utilities — 2.7%

Edison International	62,440	3,677,092

Entergy Corp.	78,583	7,663,414

Eversource Energy	10,474	703,643

NextEra Energy, Inc.	28,556	2,464,097

NRG Energy, Inc.	3,692	625,757

PG&E Corp.	209,840	3,382,621

Pinnacle West Capital Corp.	13,322	1,210,437

		19,727,061

Electrical Equipment — 1.4%

AMETEK, Inc.	33,873	6,703,128

Rockwell Automation, Inc.	5,200	2,058,472

Vertiv Holdings Co., Class A	8,015	1,440,536

		10,202,136

Electronic Equipment, Instruments & Components — 0.9%

Amphenol Corp., Class A	28,082	3,956,754

Flex Ltd.(a)	28,759	1,699,944

Keysight Technologies, Inc.(a)	2,829	560,001

		6,216,699

Energy Equipment & Services — 0.2%

SLB Ltd.	40,407	1,464,350

Entertainment — 0.4%

Netflix, Inc.(a)	1,180	126,945

ROBLOX Corp., Class A(a)	2,341	222,465

Roku, Inc., Class A(a)	4,905	474,755

Take-Two Interactive Software, Inc.(a)	3,376	830,732

Walt Disney Co. (The)	8,561	894,368

		2,549,265

Financial Services — 3.6%

Berkshire Hathaway, Inc., Class B(a)	40,384	20,749,703

Fidelity National Information Services, Inc.	35,772	2,352,724

Fiserv, Inc.(a)	8,042	494,342

Klarna Group PLC(a)(b)	4,946	155,651

Visa, Inc., Class A	5,306	1,774,539

		25,526,959

Food Products — 0.1%

Conagra Brands, Inc.	17,370	310,054

Kellanova	1,678	140,348

		450,402

Ground Transportation — 1.0%

Union Pacific Corp.	31,944	7,405,578

Health Care Equipment & Supplies — 2.5%

Boston Scientific Corp.(a)	63,551	6,455,511

Glaukos Corp.(a)	1,100	116,919

Hologic, Inc.(a)	10,399	779,613

Inspire Medical Systems, Inc.(a)	5,888	732,526

Intuitive Surgical, Inc.(a)	1,901	1,090,185

Medtronic PLC	45,576	4,800,520

Stryker Corp.	10,476	3,888,482

		17,863,756

Health Care Providers & Services — 2.8%

Cardinal Health, Inc.	20,244	4,296,991

Centene Corp.(a)	65,533	2,578,068

Security	Shares	Value

Health Care Providers & Services (continued)

Cigna Group (The)	6,456	$1,790,120

Elevance Health, Inc.	1,342	453,945

Encompass Health Corp.	5,993	696,506

HCA Healthcare, Inc.	2,979	1,514,196

McKesson Corp.	227	200,014

Quest Diagnostics, Inc.	1,336	252,745

UnitedHealth Group, Inc.	25,426	8,384,732

		20,167,317

Health Care REITs — 0.8%

Ventas, Inc.	67,394	5,433,978

Health Care Technology — 0.0%

Doximity, Inc., Class A(a)	2,437	125,359

Hotel & Resort REITs — 0.0%

Host Hotels & Resorts, Inc.	10,240	180,531

Hotels, Restaurants & Leisure — 0.8%

Booking Holdings, Inc.	47	230,990

Chipotle Mexican Grill, Inc.(a)	4,229	145,985

Darden Restaurants, Inc.	4,363	783,508

Las Vegas Sands Corp.	2,086	142,182

McDonald’s Corp.	13,523	4,216,742

Norwegian Cruise Line Holdings Ltd.(a)	16,378	302,338

		5,821,745

Household Durables — 1.3%

DR Horton, Inc.	11,552	1,836,884

Garmin Ltd.	10,889	2,126,839

Installed Building Products, Inc.	258	69,149

Meritage Homes Corp.	41,291	3,017,546

NVR, Inc.(a)	36	270,262

Taylor Morrison Home Corp., Class A(a)	2,030	127,261

Toll Brothers, Inc.	14,420	2,016,349

		9,464,290

Household Products — 1.1%

Procter & Gamble Co. (The)	55,557	8,231,325

Independent Power and Renewable Electricity Producers — 0.0%

AES Corp. (The)	10,676	150,105

Industrial Conglomerates — 1.8%

3M Co.	32,594	5,607,798

Honeywell International, Inc.	37,012	7,113,336

		12,721,134

Insurance — 3.6%

Allstate Corp. (The)	10,102	2,151,524

Chubb Ltd.	10,183	3,016,001

Hanover Insurance Group, Inc. (The)	2,792	518,056

Hartford Insurance Group, Inc. (The)	7,795	1,068,149

Marsh & McLennan Cos., Inc.	19,490	3,575,440

MetLife, Inc.	18,125	1,387,650

Progressive Corp. (The)	14,347	3,282,450

Reinsurance Group of America, Inc.	7,085	1,345,229

Travelers Cos., Inc. (The)	31,267	9,156,854

		25,501,353

Interactive Media & Services — 5.7%

Alphabet, Inc., Class A	56,068	17,951,852

Alphabet, Inc., Class C, NVS	39,794	12,738,855

Meta Platforms, Inc., Class A	13,742	8,904,129

Pinterest, Inc., Class A(a)	52,268	1,365,240

Reddit, Inc., Class A(a)	1,135	245,694

		41,205,770

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 0.7%

Accenture PLC, Class A	10,086	$2,521,500

Globant SA(a)	4,366	277,808

International Business Machines Corp.	6,659	2,054,834

VeriSign, Inc.	734	184,961

		5,039,103

Leisure Products — 0.4%

Hasbro, Inc.	36,103	2,982,108

Life Sciences Tools & Services — 0.2%

Danaher Corp.	6,798	1,541,650

Machinery — 3.7%

Caterpillar, Inc.	7,004	4,032,623

Crane Co.	1,519	278,357

Deere & Co.	5,584	2,593,712

Dover Corp.	8,433	1,562,466

Illinois Tool Works, Inc.	11,251	2,804,649

Mueller Industries, Inc.	27,178	2,986,047

PACCAR, Inc.	1,519	160,133

Parker-Hannifin Corp.	11,156	9,613,125

Westinghouse Air Brake Technologies Corp.	10,977	2,289,254

		26,320,366

Marine Transportation — 0.1%

Kirby Corp.(a)	7,929	900,100

Media — 0.9%

Comcast Corp., Class A	174,067	4,645,848

Fox Corp., Class A, NVS	19,766	1,294,673

Fox Corp., Class B	3,446	200,764

		6,141,285

Metals & Mining — 1.2%

Alcoa Corp.	13,364	557,813

Cleveland-Cliffs, Inc.(a)	46,529	606,738

Commercial Metals Co.	3,165	201,864

Freeport-McMoRan, Inc.	55,226	2,373,614

Newmont Corp.	29,422	2,669,458

Nucor Corp.	8,543	1,362,523

Reliance, Inc.	1,538	429,594

Steel Dynamics, Inc.	933	156,585

		8,358,189

Multi-Utilities — 0.3%

Consolidated Edison, Inc.	19,983	2,005,494

Oil, Gas & Consumable Fuels — 4.8%

Cheniere Energy, Inc.	2,344	488,630

Chevron Corp.	36,778	5,558,259

Chord Energy Corp.	7,162	672,225

Devon Energy Corp.	210,626	7,805,799

EOG Resources, Inc.	37,886	4,086,005

Exxon Mobil Corp.	35,278	4,089,426

HF Sinclair Corp.	3,376	178,624

Kinder Morgan, Inc.	134,291	3,668,830

Marathon Petroleum Corp.	538	104,227

Ovintiv, Inc.	87,209	3,572,081

Valero Energy Corp.	7,743	1,368,653

Williams Cos., Inc. (The)	50,557	3,080,438

		34,673,197

Paper & Forest Products — 0.1%

Louisiana-Pacific Corp.	9,479	777,373

Passenger Airlines — 0.4%

Delta Air Lines, Inc.	39,651	2,541,629

Security	Shares	Value

Personal Care Products — 0.0%

BellRing Brands, Inc.(a)	1,458	$45,038

Pharmaceuticals — 4.6%

Bristol-Myers Squibb Co.	203,956	10,034,635

Eli Lilly & Co.	1,342	1,443,281

Johnson & Johnson	53,861	11,144,918

Merck & Co., Inc.	7,424	778,258

Pfizer, Inc.	359,221	9,246,349

		32,647,441

Professional Services — 0.2%

Equifax, Inc.	4,757	1,010,244

ExlService Holdings, Inc.(a)	2,355	93,564

Leidos Holdings, Inc.	1,135	216,899

		1,320,707

Real Estate Management & Development — 0.0%

Zillow Group, Inc., Class A(a)	1,169	84,577

Residential REITs — 0.0%

Mid-America Apartment Communities, Inc.	1,859	252,620

Retail REITs — 0.7%

Kimco Realty Corp.	196,554	4,060,806

NNN REIT, Inc.	13,816	571,291

Simon Property Group, Inc.	2,521	469,713

		5,101,810

Semiconductors & Semiconductor Equipment — 5.3%

Advanced Micro Devices, Inc.(a)	16,877	3,671,254

Analog Devices, Inc.	9,179	2,435,556

Astera Labs, Inc.(a)	2,010	316,716

Intel Corp.(a)	110,792	4,493,723

Lam Research Corp.	25,727	4,013,412

Marvell Technology, Inc.	29,728	2,657,683

Microchip Technology, Inc.	3,784	202,747

Micron Technology, Inc.	37,961	8,977,017

NVIDIA Corp.	21,078	3,730,806

Qnity Electronics, Inc.	8,677	703,577

QUALCOMM, Inc.	24,669	4,146,612

Skyworks Solutions, Inc.	11,385	750,841

Texas Instruments, Inc.	13,377	2,250,948

		38,350,892

Software — 1.9%

Adobe, Inc.(a)	4,936	1,580,162

Atlassian Corp., Class A(a)	3,249	485,791

Elastic NV(a)	7,770	548,018

Intuit, Inc.	1,529	969,508

Microsoft Corp.	8,923	4,390,205

Salesforce, Inc.	23,063	5,316,944

		13,290,628

Specialized REITs — 1.3%

American Tower Corp.	3,027	548,704

CubeSmart	75,065	2,794,670

Digital Realty Trust, Inc.	13,242	2,120,309

Equinix, Inc.	3,523	2,653,911

Public Storage	4,059	1,114,358

		9,231,952

Specialty Retail — 1.8%

AutoNation, Inc.(a)	2,609	551,256

AutoZone, Inc.(a)	172	680,145

Best Buy Co., Inc.	12,061	956,196

CarMax, Inc.(a)	10,781	416,793

Lithia Motors, Inc., Class A	3,999	1,275,041

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)

TJX Cos., Inc. (The)	58,675	$8,913,906

Wayfair, Inc., Class A(a)	2,155	238,774

		13,032,111

Technology Hardware, Storage & Peripherals — 1.3%

Apple Inc.	15,115	4,214,818

Dell Technologies, Inc., Class C	6,293	839,171

Hewlett Packard Enterprise Co.	3,385	74,030

HP, Inc.	14,560	355,555

Sandisk Corp.(a)	3,081	687,926

Seagate Technology Holdings PLC	2,455	679,274

Western Digital Corp.	14,400	2,351,952

		9,202,726

Textiles, Apparel & Luxury Goods — 0.2%

Levi Strauss & Co., Class A	32,350	712,671

Ralph Lauren Corp., Class A	400	146,932

Tapestry, Inc.	4,342	474,494

Under Armour, Inc., Class A(a)	21,978	101,538

Under Armour, Inc., Class C, NVS(a)	4,342	19,235

		1,454,870

Tobacco — 1.5%

Altria Group, Inc.	56,693	3,345,454

Philip Morris International, Inc.	48,881	7,697,780

		11,043,234

Trading Companies & Distributors — 0.7%

Applied Industrial Technologies, Inc.	9,332	2,415,308

Ferguson Enterprises, Inc.	9,142	2,300,767

		4,716,075

Security	Shares	Value

Wireless Telecommunication Services — 0.5%

T-Mobile U.S., Inc.	17,419	$3,640,745

Total Long-Term Investments — 98.8% (Cost: $587,534,327)		708,274,930

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	3,039	3,041

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	7,498,151	7,498,151

Total Short-Term Securities — 1.0% (Cost: $7,501,192)		7,501,192

Total Investments — 99.8% (Cost: $595,035,519)		715,776,122

Other Assets Less Liabilities — 0.2%		1,086,086

Net Assets — 100.0%		$716,862,208

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$957,844	$—		$(954,772	)(a)	$(31)	$—	$3,041	3,039	$9,348	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,901,960	1,596,191	(a)	—		—	—	7,498,151	7,498,151	129,567		—

						$(31)	$—	$7,501,192		$138,915		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

S&P 500 E-Mini Index	26	12/19/25	$8,917	$259,876

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$259,876	$—	$—	$—	$259,876

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$1,357,856	$—	$—	$—	$1,357,856

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$(331,784)	$—	$—	$—	$(331,784)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$8,180,506

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks	$708,274,930	$—	$—	$708,274,930

Short-Term Securities

Money Market Funds	7,501,192	—	—	7,501,192

	$715,776,122	$—	$—	$715,776,122

Derivative Financial Instruments(a)

Assets

Equity Contracts	$259,876	$—	$—	$259,876

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

November 30, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$6,441,141,576	$1,631,417,335	$4,359,297,423	$3,452,803,966	$708,274,930
Investments, at value — affiliated(c)	73,918,408	16,373,258	254,410,499	36,655,869	7,501,192
Cash	15,634,381	—	1,249	381,561	74,325
Cash pledged:
Futures contracts	2,314,000	1,218,000	3,981,000	2,782,000	566,006
Foreign currency, at value(d)	3,589,316	85,583	—	—	—
Receivables:
Investments sold	517,568	—	—	—	—
Securities lending income — affiliated	115	162	100,789	611	286
Capital shares sold	7,588,972	391,226	4,469,821	1,225,073	186,810
Dividends — unaffiliated	21,433,812	676,763	2,767,950	2,073,368	801,616
Dividends — affiliated	282,110	51,234	137,917	110,696	21,120
From the Manager	274,659	62,719	128,145	126,254	20,966
Variation margin on futures contracts	292,613	129,420	314,927	193,725	39,985
Prepaid expenses	140,286	135,357	79,164	41,910	160,549

Total assets	6,567,127,816	1,650,541,057	4,625,688,884	3,496,395,033	717,647,785

LIABILITIES
Collateral on securities loaned	753,814	—	191,780,343	—	3,072
Payables:
Investments purchased	335,888	—	—	—	—
Accounting services fees	200,224	70,306	155,449	125,236	42,907
Administration fees	187,231	53,362	129,399	106,037	24,016
Capital shares redeemed	3,767,748	626,765	5,763,768	2,184,553	192,447
Investment advisory fees	2,023,469	666,756	1,374,246	1,059,862	217,500
Directors’ and Officer’s fees	—	1,525	3,240	3,680	1,727
Other accrued expenses	111,690	45,537	29,699	64,643	50,476
Other affiliate fees	153,871	129,195	55,937	141,026	2,639
Professional fees	47,364	17,017	23,084	3,622	23,127
Registration fees	—	—	200,033	—	—
Service and distribution fees	123,327	175,077	168,310	407,969	97,596
Transfer agent fees	724,870	254,823	603,388	669,417	130,070

Total liabilities	8,429,496	2,040,363	200,286,896	4,766,045	785,577

Commitments and contingent liabilities

NET ASSETS	$6,558,698,320	$1,648,500,694	$4,425,401,988	$3,491,628,988	$716,862,208

NET ASSETS CONSIST OF:
Paid-in capital	$5,475,639,676	$853,620,044	$3,536,527,008	$2,031,144,616	$569,383,039
Accumulated earnings	1,083,058,644	794,880,650	888,874,980	1,460,484,372	147,479,169

NET ASSETS	$6,558,698,320	$1,648,500,694	$4,425,401,988	$3,491,628,988	$716,862,208

(a) Investments, at cost — unaffiliated	$5,503,465,656	$874,956,246	$3,596,575,928	$2,108,883,888	$587,534,327
(b) Securities loaned, at value	$722,357	$—	$189,896,555	$—	$3,021
(c) Investments, at cost — affiliated	$73,918,408	$16,373,258	$254,387,979	$36,655,869	$7,501,192
(d) Foreign currency, at cost	$3,586,577	$85,579	$—	$—	$—

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	37

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

NET ASSET VALUE

Institutional
Net assets	$4,514,271,105	$891,285,726		$2,672,583,740	$1,481,833,049	$264,166,462

Shares outstanding	194,474,685	29,753,778		127,613,785	59,224,173	7,868,776

Net asset value	$23.21	$29.96		$20.94	$25.02	$33.57

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor A
Net assets	$441,823,182	$708,411,414		$783,647,214	$1,794,959,620	$419,523,721

Shares outstanding	19,305,973	25,610,415		37,727,524	76,908,707	12,961,794

Net asset value	$22.89	$27.66		$20.77	$23.34	$32.37

Shares authorized	Unlimited	Unlimited		Unlimited	300 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor C
Net assets	$19,816,480	$36,035,465		$10,802,783	$50,942,281	$13,876,607

Shares outstanding	898,453	1,768,684		541,403	2,931,141	485,478

Net asset value	$22.06	$20.37		$19.95	$17.38	$28.58

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class K
Net assets	$1,539,306,193	$10,082,272		$958,368,251	$145,931,712	$13,364,110

Shares outstanding	66,281,222	336,466		45,710,805	5,829,334	397,970

Net asset value	$23.22	$29.97		$20.97	$25.03	$33.58

Shares authorized	Unlimited	Unlimited		Unlimited	2 billion	2 billion

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class R
Net assets	$43,481,360	$2,685,817	$	N/A	$17,962,326	$5,931,308

Shares outstanding	1,903,922	91,176		N/A	874,697	196,000

Net asset value	$22.84	$29.46	$	N/A	$20.54	$30.26

Shares authorized	Unlimited	Unlimited		N/A	200 million	200 million

Par value	$0.001	$0.001	$	N/A	$0.10	$0.10

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended November 30, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund

INVESTMENT INCOME
Dividends — unaffiliated	$57,782,202	$4,782,623	$25,119,460
Dividends — affiliated	1,822,466	297,133	832,662
Securities lending income — affiliated — net	819	4,107	653,369
Other income	12,395	—	—
Foreign taxes withheld	(3,348,017)	(704)	(38,300)
Foreign withholding tax claims	715,442	—	—

Total investment income	56,985,307	5,083,159	26,567,191

EXPENSES
Investment advisory	12,019,469	4,348,308	8,978,270
Transfer agent — class specific	2,298,515	829,221	1,648,626
Administration	1,028,798	310,322	781,840
Service and distribution — class specific	720,183	1,011,816	990,782
Administration — class specific	574,430	155,463	423,400
Custodian	329,804	21,189	77,140
Accounting services	175,448	60,775	133,942
Professional	145,629	54,760	64,994
Registration	121,931	47,748	115,243
Printing and postage	26,141	25,623	24,118
Directors and Officer	20,783	8,598	16,996
Miscellaneous	16,137	14,040	35,229

Total expenses excluding interest expense	17,477,268	6,887,863	13,290,580
Interest expense	5,561	125	1,772

Total expenses	17,482,829	6,887,988	13,292,352

Less:
Administration fees waived by the Manager — class specific	(574,430)	(155,463)	(423,400)
Fees waived and/or reimbursed by the Manager	(861,076)	(460,072)	(703,632)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,188,176)	(444,097)	(845,821)

Total expenses after fees waived and/or reimbursed	14,859,147	5,828,356	11,319,499

Net investment income (loss)	42,126,160	(745,197)	15,247,692

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	158,892,728	60,365,133	165,969,146
Investments — affiliated	—	(8)	3,030
Futures contracts	4,044,659	2,691,144	6,206,794
Foreign currency transactions	650,556	1	—

	163,587,943	63,056,270	172,178,970

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	252,759,058	241,720,414	637,302,111
Investments — affiliated	—	—	12,999
Futures contracts	664,763	(340,517)	1,807,216
Foreign currency translations	(943,462)	1,817	—

	252,480,359	241,381,714	639,122,326

Net realized and unrealized gain	416,068,302	304,437,984	811,301,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$458,194,462	$303,692,787	$826,548,988

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	39

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2025

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

INVESTMENT INCOME
Dividends — unaffiliated	$18,003,577	$6,282,993
Dividends — affiliated	634,276	129,567
Securities lending income — affiliated — net	8,638	9,348
Foreign taxes withheld	—	(1,634)

Total investment income	18,646,491	6,420,274

EXPENSES
Investment advisory	7,050,764	1,666,582
Service and distribution — class specific	2,428,998	585,002
Transfer agent — class specific	1,735,265	335,096
Administration	620,084	142,314
Administration — class specific	329,311	68,025
Accounting services	108,234	36,884
Professional	69,873	76,678
Registration	49,370	42,005
Custodian	29,506	23,485
Printing and postage	25,393	20,203
Directors and Officer	11,842	5,553
Miscellaneous	16,740	10,849

Total expenses excluding interest expense	12,475,380	3,012,676
Interest expense	109	77

Total expenses	12,475,489	3,012,753

Less:
Administration fees waived by the Manager — class specific	(329,311)	(68,025)
Fees waived and/or reimbursed by the Manager	(902,431)	(357,919)
Transfer agent fees waived and/or reimbursed — class specific	(949,119)	(168,590)

Total expenses after fees waived and/or reimbursed	10,294,628	2,418,219

Net investment income	8,351,863	4,002,055

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	133,054,855	25,175,120
Investments — affiliated	90	(31)
Futures contracts	5,816,620	1,357,856

	138,871,565	26,532,945

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	412,670,115	60,946,902
Futures contracts	(918,281)	(331,784)

	411,751,834	60,615,118

Net realized and unrealized gain	550,623,399	87,148,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$558,975,262	$91,150,118

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$42,126,160	$87,054,437	$(745,197)	$(674,598)
Net realized gain	163,587,943	108,273,133	63,056,270	198,780,311
Net change in unrealized appreciation (depreciation)	252,480,359	391,490,338	241,381,714	21,492,202

Net increase in net assets resulting from operations	458,194,462	586,817,908	303,692,787	219,597,915

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(110,504,806)	(49,388,009)	(26,831,378)	(132,790,887)
Investor A	(11,944,136)	(8,409,706)	(22,344,078)	(120,993,971)
Investor C	(498,649)	(372,491)	(1,449,491)	(8,241,941)
Class K	(36,094,339)	(8,955,985)	(292,065)	(1,426,523)
Class R	(1,154,072)	(1,035,538)	(79,352)	(312,822)

Decrease in net assets resulting from distributions to shareholders	(160,196,002)	(68,161,729)	(50,996,364)	(263,766,144)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	1,380,070,800	2,614,586,897	(13,524,393)	226,835,987

NET ASSETS
Total increase in net assets	1,678,069,260	3,133,243,076	239,172,030	182,667,758
Beginning of period	4,880,629,060	1,747,385,984	1,409,328,664	1,226,660,906

End of period	$6,558,698,320	$4,880,629,060	$1,648,500,694	$1,409,328,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	41

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,247,692	$29,812,573	$8,351,863	$19,572,304
Net realized gain	172,178,970	210,156,885	138,871,565	317,069,760
Net change in unrealized appreciation (depreciation)	639,122,326	(245,840,239)	411,751,834	9,888,881

Net increase (decrease) in net assets resulting from operations	826,548,988	(5,870,781)	558,975,262	346,530,945

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,351,096)	(17,000,404)	(61,665,912)	(167,464,480)
Investor A	(1,954,644)	(3,015,910)	(80,814,896)	(224,692,388)
Investor C	(18,427)	(2,514)	(2,915,860)	(8,195,750)
Class K	(3,955,343)	(9,840,648)	(6,034,761)	(6,036,630)
Class R	—	—	(908,596)	(2,468,740)

Decrease in net assets resulting from distributions to shareholders	(14,279,510)	(29,859,476)	(152,340,025)	(408,857,988)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(354,024,390)	488,089,617	62,993,703	237,104,096

NET ASSETS
Total increase in net assets	458,245,088	452,359,360	469,628,940	174,777,053
Beginning of period	3,967,156,900	3,514,797,540	3,022,000,048	2,847,222,995

End of period	$4,425,401,988	$3,967,156,900	$3,491,628,988	$3,022,000,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,002,055	$8,581,319
Net realized gain	26,532,945	68,599,331
Net change in unrealized appreciation (depreciation)	60,615,118	(24,072,085)

Net increase in net assets resulting from operations	91,150,118	53,108,565

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(12,448,922)	(27,004,307)
Investor A	(20,471,044)	(53,574,227)
Investor C	(748,274)	(2,016,357)
Class K	(634,332)	(1,566,110)
Class R	(298,303)	(1,067,189)

Decrease in net assets resulting from distributions to shareholders	(34,600,875)	(85,228,190)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	35,290,036	35,641,259

NET ASSETS
Total increase in net assets	91,839,279	3,521,634
Beginning of period	625,022,929	621,501,295

End of period	$716,862,208	$625,022,929

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	43

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$22.06		$19.59	$16.73	$16.48	$19.89	$14.52

Net investment income(a)	0.17		0.64	0.49	0.48	0.46	0.38
Net realized and unrealized gain (loss)	1.65		2.49	2.86	0.29	(2.28)	5.30

Net increase (decrease) from investment operations	1.82		3.13	3.35	0.77	(1.82)	5.68

Distributions(b)
From net investment income	(0.29)		(0.53)	(0.49)	(0.52)	(0.62)	(0.31)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.67)		(0.66)	(0.49)	(0.52)	(1.59)	(0.31)

Net asset value, end of period	$23.21		$22.06	$19.59	$16.73	$16.48	$19.89

Total Return(c)
Based on net asset value	8.49	%(d)	16.48%	20.40%	5.10%	(9.93)%	39.57%

Ratios to Average Net Assets(e)
Total expenses	0.60	%(f)	0.63%	0.70%	0.68%	0.73%	0.78%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	1.48	%(f)	3.19%	2.73%	3.08%	2.51%	2.21%

Supplemental Data
Net assets, end of period (000)	$4,514,271		$3,263,050	$1,183,511	$771,698	$710,116	$616,649

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.76		$19.34	$16.52	$16.28	$19.65	$14.35

Net investment income(a)	0.14		0.49	0.42	0.44	0.35	0.33
Net realized and unrealized gain (loss)	1.64		2.54	2.85	0.28	(2.19)	5.24

Net increase (decrease) from investment operations	1.78		3.03	3.27	0.72	(1.84)	5.57

Distributions(b)
From net investment income	(0.27)		(0.48)	(0.45)	(0.48)	(0.56)	(0.27)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.65)		(0.61)	(0.45)	(0.48)	(1.53)	(0.27)

Net asset value, end of period	$22.89		$21.76	$19.34	$16.52	$16.28	$19.65

Total Return(c)
Based on net asset value	8.42	%(d)	16.14%	20.11%	4.82%	(10.13)%	39.21%

Ratios to Average Net Assets(e)
Total expenses	0.89	%(f)	0.89%	0.92%	1.00%	1.02%	1.05%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.76%	0.75%	0.75%	0.75%	0.75%

Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	1.23	%(f)	2.50%	2.38%	2.82%	1.93%	1.95%

Supplemental Data
Net assets, end of period (000)	$441,823		$375,898	$264,866	$230,879	$240,255	$456,083

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.02		$18.70	$16.03	$15.81	$19.12	$13.95

Net investment income(a)	0.05		0.31	0.36	0.32	0.22	0.16
Net realized and unrealized gain (loss)	1.58		2.49	2.67	0.27	(2.15)	5.14

Net increase (decrease) from investment operations	1.63		2.80	3.03	0.59	(1.93)	5.30

Distributions(b)
From net investment income	(0.21)		(0.35)	(0.36)	(0.37)	(0.41)	(0.13)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.59)		(0.48)	(0.36)	(0.37)	(1.38)	(0.13)

Net asset value, end of period	$22.06		$21.02	$18.70	$16.03	$15.81	$19.12

Total Return(c)
Based on net asset value	7.99	%(d)	15.32%	19.21%	4.04%	(10.83)%	38.21%

Ratios to Average Net Assets(e)
Total expenses	1.73	%(f)	1.86%	1.73%	1.78%	1.83%	1.88%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income	0.49	%(f)	1.62%	2.09%	2.10%	1.27%	0.98%

Supplemental Data
Net assets, end of period (000)	$19,816		$17,104	$14,765	$2,598	$2,356	$3,664

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

46	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$22.07		$19.59	$16.73	$16.48	$19.89	$14.52

Net investment income(a)	0.17		0.75	0.48	0.52	0.46	0.46
Net realized and unrealized gain (loss)	1.65		2.40	2.88	0.26	(2.28)	5.23

Net increase (decrease) from investment operations	1.82		3.15	3.36	0.78	(1.82)	5.69

Distributions(b)
From net investment income	(0.29)		(0.54)	(0.50)	(0.53)	(0.62)	(0.32)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.67)		(0.67)	(0.50)	(0.53)	(1.59)	(0.32)

Net asset value, end of period	$23.22		$22.07	$19.59	$16.73	$16.48	$19.89

Total Return(c)
Based on net asset value	8.50	%(d)	16.58%	20.45%	5.16%	(9.89)%	39.64%

Ratios to Average Net Assets(e)
Total expenses	0.50	%(f)	0.52%	0.56%	0.57%	0.61%	0.63%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.52	%(f)	3.74%	2.71%	3.28%	2.55%	2.65%

Supplemental Data
Net assets, end of period (000)	$1,539,306		$1,185,947	$249,178	$193,748	$103,329	$103,454

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.72		$19.30	$16.53	$16.29	$19.68	$14.36

Net investment income(a)	0.11		0.41	0.40	0.45	0.33	0.28
Net realized and unrealized gain (loss)	1.64		2.57	2.82	0.23	(2.23)	5.26

Net increase (decrease) from investment operations	1.75		2.98	3.22	0.68	(1.90)	5.54

Distributions(b)
From net investment income	(0.25)		(0.43)	(0.45)	(0.44)	(0.52)	(0.22)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.63)		(0.56)	(0.45)	(0.44)	(1.49)	(0.22)

Net asset value, end of period	$22.84		$21.72	$19.30	$16.53	$16.29	$19.68

Total Return(c)
Based on net asset value	8.27	%(d)	15.90%	19.81%	4.54%	(10.42)%	38.91%

Ratios to Average Net Assets(e)
Total expenses	1.24	%(f)	1.36%	1.32%	1.33%	1.35%	1.36%

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.99	%(f)	2.09%	2.26%	2.75%	1.81%	1.67%

Supplemental Data
Net assets, end of period (000)	$43,481		$38,630	$35,066	$18,925	$2,753	$3,416

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

48	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$25.38		$26.17	$19.76		$18.77	$23.33	$18.23

Net investment income(a)	0.00	(b)	0.02	0.05		0.09	0.03	0.04
Net realized and unrealized gain (loss)	5.49		4.52	6.58		0.96	(1.25)	6.59

Net increase (decrease) from investment operations	5.49		4.54	6.63		1.05	(1.22)	6.63

Distributions(c)
From net investment income	—		(0.01)	(0.06)		(0.06)	—	(0.07)
From net realized gain	(0.91)		(5.32)	(0.16)		—	(3.34)	(1.46)

Total distributions	(0.91)		(5.33)	(0.22)		(0.06)	(3.34)	(1.53)

Net asset value, end of period	$29.96		$25.38	$26.17		$19.76	$18.77	$23.33

Total Return(d)
Based on net asset value	22.07	%(e)	17.86%	33.74	%(f)	5.62%	(7.80)%	37.54%

Ratios to Average Net Assets(g)
Total expenses	0.75	%(h)	0.76%	0.80%		0.75%	0.75%	0.83%

Total expenses after fees waived and/or reimbursed	0.62	%(h)	0.62%	0.62%		0.61%	0.61%	0.62%

Net investment income	0.03	%(h)	0.08%	0.22%		0.50%	0.15%	0.21%

Supplemental Data
Net assets, end of period (000)	$891,286		$769,319	$639,878		$499,742	$432,076	$125,061

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$23.51		$24.58	$18.57		$17.67	$22.13	$17.35

Net investment income (loss)(a)	(0.03)		(0.04)	(0.01)		0.04	(0.03)	(0.01)
Net realized and unrealized gain (loss)	5.06		4.24	6.19		0.89	(1.16)	6.27

Net increase (decrease) from investment operations	5.03		4.20	6.18		0.93	(1.19)	6.26

Distributions(b)
From net investment income	—		—	(0.01)		(0.03)	—	(0.02)
From net realized gain	(0.88)		(5.27)	(0.16)		—	(3.27)	(1.46)

Total distributions	(0.88)		(5.27)	(0.17)		(0.03)	(3.27)	(1.48)

Net asset value, end of period	$27.66		$23.51	$24.58		$18.57	$17.67	$22.13

Total Return(c)
Based on net asset value	21.87	%(d)	17.58%	33.45	%(e)	5.28%	(8.05)%	37.28%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	1.00%	1.01%		1.06%	1.07%	1.08%

Total expenses after fees waived and/or reimbursed	0.87	%(g)	0.87%	0.87%		0.87%	0.87%	0.87%

Net investment income (loss)	(0.22	)%(g)	(0.17)%	(0.03)%		0.24%	(0.16)%	(0.04)%

Supplemental Data
Net assets, end of period (000)	$708,411		$598,517	$548,827		$441,983	$452,791	$909,344

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

50	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.55		$19.52	$14.88		$14.24	$18.42	$14.67

Net investment loss(a)	(0.09)		(0.17)	(0.14)		(0.07)	(0.16)	(0.13)
Net realized and unrealized gain (loss)	3.74		3.34	4.94		0.71	(0.87)	5.27

Net increase (decrease) from investment operations	3.65		3.17	4.80		0.64	(1.03)	5.14

Distributions from net realized gain(b)	(0.83)		(5.14)	(0.16)		—	(3.15)	(1.39)

Net asset value, end of period	$20.37		$17.55	$19.52		$14.88	$14.24	$18.42

Total Return(c)
Based on net asset value	21.39	%(d)	16.71%	32.46	%(e)	4.50%	(8.74)%	36.25%

Ratios to Average Net Assets(f)
Total expenses	1.86	%(g)	1.92%	1.83%		1.87%	1.83%	1.84%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.62%	1.62%		1.62%	1.62%	1.62%

Net investment loss	(0.97	)%(g)	(0.91)%	(0.79)%		(0.51)%	(0.89)%	(0.78)%

Supplemental Data
Net assets, end of period (000)	$36,035		$31,034	$30,540		$8,372	$10,162	$12,989

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$25.39		$26.17	$19.76		$18.77	$23.33	$18.23

Net investment income(a)	0.01		0.03	0.06		0.10	0.04	0.05
Net realized and unrealized gain (loss)	5.48		4.54	6.58		0.95	(1.25)	6.59

Net increase (decrease) from investment operations	5.49		4.57	6.64		1.05	(1.21)	6.64

Distributions(b)
From net investment income	—		(0.02)	(0.07)		(0.06)	—	(0.08)
From net realized gain	(0.91)		(5.33)	(0.16)		—	(3.35)	(1.46)

Total distributions	(0.91)		(5.35)	(0.23)		(0.06)	(3.35)	(1.54)

Net asset value, end of period	$29.97		$25.39	$26.17		$19.76	$18.77	$23.33

Total Return(c)
Based on net asset value	22.08	%(d)	17.96%	33.81	%(e)	5.63%	(7.76)%	37.60%

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.66%	0.67%		0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.57%	0.57%		0.57%	0.57%	0.57%

Net investment income	0.08	%(g)	0.13%	0.27%		0.53%	0.18%	0.25%

Supplemental Data
Net assets, end of period (000)	$10,082		$8,168	$5,855		$2,489	$2,177	$1,152

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

52	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$25.00		$25.86	$19.57		$18.64		$23.17	$18.10

Net investment loss(a)	(0.06)		(0.10)	(0.06)		(0.00	)(b)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	5.39		4.46	6.51		0.94		(1.25)	6.55

Net increase (decrease) from investment operations	5.33		4.36	6.45		0.94		(1.34)	6.49

Distributions(c)
From net investment income	—		—	—		(0.01)		—	—
From net realized gain	(0.87)		(5.22)	(0.16)		—		(3.19)	(1.42)

Total distributions	(0.87)		(5.22)	(0.16)		(0.01)		(3.19)	(1.42)

Net asset value, end of period	$29.46		$25.00	$25.86		$19.57		$18.64	$23.17

Total Return(d)
Based on net asset value	21.72	%(e)	17.29%	33.12	%(f)	5.03%		(8.28)%	36.93%

Ratios to Average Net Assets(g)
Total expenses	1.34	%(h)	1.37%	1.40%		1.42%		1.50%	1.36%

Total expenses after fees waived and/or reimbursed	1.12	%(h)	1.12%	1.12%		1.12%		1.12%	1.12%

Net investment loss	(0.47	)%(h)	(0.41)%	(0.28)%		(0.03)%		(0.39)%	(0.30)%

Supplemental Data
Net assets, end of period (000)	$2,686		$2,292	$1,561		$530		$349	$577

Portfolio turnover rate	53%		149%	128%		130%		130%	134%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.26		$17.35	$14.06	$15.35	$20.72	$13.09

Net investment income(a)	0.07		0.14	0.14	0.14	0.13	0.12
Net realized and unrealized gain (loss)	3.67		(0.09)	3.31	(1.02)	(3.28)	7.97

Net increase (decrease) from investment operations	3.74		0.05	3.45	(0.88)	(3.15)	8.09

Distributions(b)
From net investment income	(0.03)		(0.14)	(0.16)	(0.12)	(0.14)	(0.10)
From net realized gain	(0.03)		—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.06)		(0.14)	(0.16)	(0.41)	(2.22)	(0.46)

Net asset value, end of period	$20.94		$17.26	$17.35	$14.06	$15.35	$20.72

Total Return(c)
Based on net asset value	21.75	%(d)	0.21%	24.68%	(5.75)%	(16.89)%	62.61%

Ratios to Average Net Assets(e)
Total expenses	0.58	%(f)	0.57%	0.57%	0.59%	0.59%	0.60%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.75	%(f)	0.78%	0.86%	0.93%	0.69%	0.65%

Supplemental Data
Net assets, end of period (000)	$2,672,584		$2,171,665	$2,020,581	$2,152,757	$2,501,959	$2,802,145

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

54	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.13		$17.23	$13.96	$15.24	$20.58	$13.02

Net investment income(a)	0.05		0.09	0.09	0.10	0.08	0.08
Net realized and unrealized gain (loss)	3.64		(0.09)	3.30	(1.01)	(3.25)	7.91

Net increase (decrease) from investment operations	3.69		0.00	3.39	(0.91)	(3.17)	7.99

Distributions(b)
From net investment income	(0.02)		(0.10)	(0.12)	(0.08)	(0.09)	(0.07)
From net realized gain	(0.03)		—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.05)		(0.10)	(0.12)	(0.37)	(2.17)	(0.43)

Net asset value, end of period	$20.77		$17.13	$17.23	$13.96	$15.24	$20.58

Total Return(c)
Based on net asset value	21.58	%(d)	(0.06)%	24.42%	(5.98)%	(17.08)%	62.05%

Ratios to Average Net Assets(e)
Total expenses	0.92	%(f)	0.91%	0.93%	0.93%	0.92%	0.95%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	0.50	%(f)	0.52%	0.59%	0.67%	0.44%	0.45%

Supplemental Data
Net assets, end of period (000)	$783,647		$660,533	$382,878	$315,694	$358,594	$530,664

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Not annualized.

(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$16.50		$16.64	$13.50	$14.80	$20.08	$12.74

Net investment loss(a)	(0.02)		(0.04)	(0.03)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	3.50		(0.10)	3.20	(0.98)	(3.18)	7.74

Net increase (decrease) from investment operations	3.48		(0.14)	3.17	(0.99)	(3.23)	7.69

Distributions(b)
From net investment income	—		—	(0.03)	(0.02)	—	—
From net realized gain	(0.03)		—	—	(0.29)	(2.05)	(0.35)

Total distributions	(0.03)		—	(0.03)	(0.31)	(2.05)	(0.35)

Net asset value, end of period	$19.95		$16.50	$16.64	$13.50	$14.80	$20.08

Total Return(c)
Based on net asset value	21.12	%(d)	(0.82)%	23.55%	(6.70)%	(17.74)%	60.90%

Ratios to Average Net Assets(e)
Total expenses	1.69	%(f)	1.65%	1.71%	1.69%	1.64%	1.70%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment loss	(0.24	)%(f)	(0.21)%	(0.18)%	(0.07)%	(0.30)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$10,803		$10,474	$11,679	$9,276	$10,969	$12,880

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

56	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.28		$17.37	$14.07	$15.36	$20.73	$13.10

Net investment income(a)	0.08		0.15	0.14	0.14	0.13	0.13
Net realized and unrealized gain (loss)	3.68		(0.09)	3.33	(1.02)	(3.27)	7.97

Net increase (decrease) from investment operations	3.76		0.06	3.47	(0.88)	(3.14)	8.10

Distributions(b)
From net investment income	(0.04)		(0.15)	(0.17)	(0.12)	(0.15)	(0.11)
From net realized gain	(0.03)		—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.07)		(0.15)	(0.17)	(0.41)	(2.23)	(0.47)

Net asset value, end of period	$20.97		$17.28	$17.37	$14.07	$15.36	$20.73

Total Return(c)
Based on net asset value	21.80	%(d)	0.25%	24.80%	(5.70)%	(16.84)%	62.63%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.51%	0.51%	0.51%	0.51%	0.52%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.82	%(f)	0.84%	0.89%	0.97%	0.73%	0.71%

Supplemental Data
Net assets, end of period (000)	$958,368		$1,124,484	$1,099,659	$964,449	$967,682	$920,752

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Not annualized.

(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$22.07		$22.42	$17.36	$18.39	$23.32		$18.78		$16.87

Net investment income(a)	0.08		0.18	0.19	0.20	0.13		0.19		0.22
Net realized and unrealized gain (loss)	3.95		2.57	5.06	(0.18)	(0.87)		5.31		2.41

Net increase (decrease) from investment operations	4.03		2.75	5.25	0.02	(0.74)		5.50		2.63

Distributions(b)
From net investment income	(0.06)		(0.18)	(0.19)	(0.20)	(0.19)		(0.22)		(0.29)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.08)		(3.10)	(0.19)	(1.05)	(4.19)		(0.96)		(0.72)

Net asset value, end of period	$25.02		$22.07	$22.42	$17.36	$18.39		$23.32		$18.78

Total Return(c)
Based on net asset value	18.85	%(d)	12.62%	30.47%	0.63%	(5.20	)%(d)	30.31%		15.96%

Ratios to Average Net Assets(e)
Total expenses	0.61	%(f)	0.60%	0.63%	0.63%	0.61	%(f)(g)	0.68	%(h)	0.84	%(i)

Total expenses after fees waived and/or reimbursed	0.48	%(f)	0.48%	0.48%	0.48%	0.48	%(f)(g)	0.48	%(h)	0.48	%(i)

Net investment income	0.65	%(f)	0.81%	0.95%	1.17%	0.92	%(f)(g)	0.87	%(h)	1.29	%(i)

Supplemental Data
Net assets, end of period (000)	$1,481,833		$1,256,681	$1,193,777	$1,479,014	$1,547,621		$1,721,850		$1,399,612

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

58	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$20.66		$21.17	$16.40	$17.44	$22.30		$18.00		$16.20

Net investment income(a)	0.04		0.12	0.13	0.15	0.09		0.13		0.17
Net realized and unrealized gain (loss)	3.70		2.42	4.79	(0.19)	(0.82)		5.08		2.31

Net increase (decrease) from investment operations	3.74		2.54	4.92	(0.04)	(0.73)		5.21		2.48

Distributions(b)
From net investment income	(0.04)		(0.13)	(0.15)	(0.15)	(0.13)		(0.17)		(0.25)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.06)		(3.05)	(0.15)	(1.00)	(4.13)		(0.91)		(0.68)

Net asset value, end of period	$23.34		$20.66	$21.17	$16.40	$17.44		$22.30		$18.00

Total Return(c)
Based on net asset value	18.71	%(d)	12.34%	30.18%	0.34%	(5.37	)%(d)	30.01%		15.66%

Ratios to Average Net Assets(e)
Total expenses	0.87	%(f)	0.86%	0.88%	0.90%	0.86	%(f)(g)	0.93	%(h)	1.09	%(i)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.73%	0.73%	0.73%	0.73	%(f)(g)	0.73	%(h)	0.73	%(i)

Net investment income	0.40	%(f)	0.56%	0.70%	0.92%	0.67	%(f)(g)	0.62	%(h)	1.04	%(i)

Supplemental Data
Net assets, end of period (000)	$1,794,960		$1,582,288	$1,547,821	$1,271,384	$1,382,899		$1,519,185		$1,325,195

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$15.66		$16.73	$13.01	$14.06	$18.68		$15.14		$13.72

Net investment income (loss)(a)	(0.03)		(0.03)	(0.01)	0.02	(0.01)		(0.02)		0.04
Net realized and unrealized gain (loss)	2.77		1.91	3.80	(0.16)	(0.61)		4.28		1.95

Net increase (decrease) from investment operations	2.74		1.88	3.79	(0.14)	(0.62)		4.26		1.99

Distributions(b)
From net investment income	(0.00	)(c)	(0.03)	(0.07)	(0.06)	(0.00	)(c)	—		(0.14)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.72)		(0.43)

Total distributions	(1.02)		(2.95)	(0.07)	(0.91)	(4.00)		(0.72)		(0.57)

Net asset value, end of period	$17.38		$15.66	$16.73	$13.01	$14.06		$18.68		$15.14

Total Return(d)
Based on net asset value	18.23	%(e)	11.52%	29.21%	(0.42)%	(5.81	)%(e)	29.03%		14.80%

Ratios to Average Net Assets(f)
Total expenses	1.69	%(g)	1.68%	1.69%	1.72%	1.69	%(g)(h)	1.69	%(i)	1.87	%(j)

Total expenses after fees waived and/or reimbursed	1.48	%(g)	1.48%	1.48%	1.48%	1.48	%(g)(h)	1.48	%(i)	1.48	%(j)

Net investment income (loss)	(0.35	)%(g)	(0.19)%	(0.05)%	0.17%	(0.08	)%(g)(h)	(0.13	)%(i)	0.32	%(j)

Supplemental Data
Net assets, end of period (000)	$50,942		$44,961	$44,928	$31,813	$38,506		$42,561		$31,921

Portfolio turnover rate	57%		117%	116%	105%	73	%(k)	111	%(k)	99	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

60	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$22.08		$22.42	$17.36	$18.40	$23.34		$18.79		$16.88

Net investment income(a)	0.08		0.19	0.20	0.21	0.13		0.20		0.22
Net realized and unrealized gain (loss)	3.96		2.59	5.06	(0.19)	(0.87)		5.32		2.42

Net increase (decrease) from investment operations	4.04		2.78	5.26	0.02	(0.74)		5.52		2.64

Distributions(b)
From net investment income	(0.07)		(0.20)	(0.20)	(0.21)	(0.20)		(0.23)		(0.30)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.09)		(3.12)	(0.20)	(1.06)	(4.20)		(0.97)		(0.73)

Net asset value, end of period	$25.03		$22.08	$22.42	$17.36	$18.40		$23.34		$18.79

Total Return(c)
Based on net asset value	18.87	%(d)	12.73%	30.53%	0.63%	(5.18	)%(d)	30.42%		16.01%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.51%	0.52%	0.54%	0.51	%(f)(g)	0.55	%(h)	0.70	%(i)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43%	0.43%	0.43%	0.43	%(f)(g)	0.43	%(h)	0.43	%(i)

Net investment income	0.70	%(f)	0.85%	1.01%	1.22%	0.98	%(f)(g)	0.91	%(h)	1.30	%(i)

Supplemental Data
Net assets, end of period (000)	$145,932		$122,088	$41,460	$31,568	$61,965		$56,736		$34,078

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$18.31		$19.07	$14.80	$15.84	$20.60		$16.66		$15.03

Net investment income(a)	0.01		0.06	0.07	0.10	0.05		0.07		0.13
Net realized and unrealized gain (loss)	3.27		2.18	4.32	(0.17)	(0.72)		4.70		2.13

Net increase (decrease) from investment operations	3.28		2.24	4.39	(0.07)	(0.67)		4.77		2.26

Distributions(b)
From net investment income	(0.03)		(0.08)	(0.12)	(0.12)	(0.09)		(0.09)		(0.20)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.05)		(3.00)	(0.12)	(0.97)	(4.09)		(0.83)		(0.63)

Net asset value, end of period	$20.54		$18.31	$19.07	$14.80	$15.84		$20.60		$16.66

Total Return(c)
Based on net asset value	18.56	%(d)	12.08%	29.82%	0.14%	(5.55	)%(d)	29.67%		15.38%

Ratios to Average Net Assets(e)
Total expenses	1.20	%(f)	1.21%	1.22%	1.24%	1.23	%(f)(g)	1.26	%(h)	1.37	%(i)

Total expenses after fees waived and/or reimbursed	0.98	%(f)	0.98%	0.98%	0.98%	0.98	%(f)(g)	0.98	%(h)	0.98	%(i)

Net investment income	0.15	%(f)	0.31%	0.44%	0.68%	0.42	%(f)(g)	0.37	%(h)	0.83	%(i)

Supplemental Data
Net assets, end of period (000)	$17,962		$15,982	$19,237	$11,479	$13,967		$14,399		$12,416

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

62	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$30.91		$32.45	$26.63	$29.79	$35.07	$24.74

Net investment income(a)	0.21		0.48	0.51	0.47	0.45	0.46
Net realized and unrealized gain (loss)	4.08		2.31	6.16	(2.02)	(0.21)	10.36

Net increase (decrease) from investment operations	4.29		2.79	6.67	(1.55)	0.24	10.82

Distributions(b)
From net investment income	(0.18)		(0.49)	(0.50)	(0.47)	(0.47)	(0.49)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.63)		(4.33)	(0.85)	(1.61)	(5.52)	(0.49)

Net asset value, end of period	$33.57		$30.91	$32.45	$26.63	$29.79	$35.07

Total Return(c)
Based on net asset value	14.43	%(d)	8.89%	25.48%	(4.97)%	0.63%	44.37%

Ratios to Average Net Assets(e)
Total expenses	0.71	%(f)	0.71%	0.71%	0.70%	0.70%	0.84	%(g)

Total expenses after fees waived and/or reimbursed	0.54	%(f)	0.54%	0.54%	0.54%	0.54%	0.54	%(g)

Net investment income	1.34	%(f)	1.52%	1.73%	1.72%	1.41%	1.58	%(g)

Supplemental Data
Net assets, end of period (000)	$264,166		$206,775	$193,379	$164,434	$186,903	$194,452

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$29.86		$31.48	$25.86	$28.98	$34.26	$24.18

Net investment income(a)	0.17		0.39	0.43	0.39	0.36	0.38
Net realized and unrealized gain (loss)	3.93		2.24	5.97	(1.97)	(0.20)	10.13

Net increase (decrease) from investment operations	4.10		2.63	6.40	(1.58)	0.16	10.51

Distributions(b)
From net investment income	(0.14)		(0.41)	(0.43)	(0.40)	(0.39)	(0.43)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.59)		(4.25)	(0.78)	(1.54)	(5.44)	(0.43)

Net asset value, end of period	$32.37		$29.86	$31.48	$25.86	$28.98	$34.26

Total Return(c)
Based on net asset value	14.31	%(d)	8.63%	25.15%	(5.22)%	0.40%	44.01%

Ratios to Average Net Assets(e)
Total expenses	0.96	%(f)	0.96%	0.96%	0.97%	0.97%	1.10	%(g)

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.79%	0.79%	0.79%	0.79%	0.79	%(g)

Net investment income	1.10	%(f)	1.28%	1.48%	1.47%	1.16%	1.33	%(g)

Supplemental Data
Net assets, end of period (000)	$419,524		$386,921	$393,788	$345,671	$394,334	$405,607

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

64	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$26.56		$28.44	$23.43	$26.40	$31.69	$22.31

Net investment income(a)	0.05		0.14	0.19	0.17	0.12	0.16
Net realized and unrealized gain (loss)	3.48		2.02	5.40	(1.78)	(0.19)	9.37

Net increase (decrease) from investment operations	3.53		2.16	5.59	(1.61)	(0.07)	9.53

Distributions(b)
From net investment income	(0.06)		(0.20)	(0.23)	(0.22)	(0.17)	(0.15)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.51)		(4.04)	(0.58)	(1.36)	(5.22)	(0.15)

Net asset value, end of period	$28.58		$26.56	$28.44	$23.43	$26.40	$31.69

Total Return(c)
Based on net asset value	13.87	%(d)	7.80%	24.21%	(5.89)%	(0.38)%	42.99%

Ratios to Average Net Assets(e)
Total expenses	1.75	%(f)	1.75%	1.76%	1.74%	1.73%	1.85	%(g)

Total expenses after fees waived and/or reimbursed	1.54	%(f)	1.54%	1.54%	1.54%	1.54%	1.54	%(g)

Net investment income	0.35	%(f)	0.53%	0.73%	0.72%	0.41%	0.63	%(g)

Supplemental Data
Net assets, end of period (000)	$13,877		$13,867	$14,553	$14,894	$18,099	$20,880

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$30.91		$32.45	$26.64	$29.80	$35.08	$24.74

Net investment income(a)	0.22		0.50	0.53	0.48	0.47	0.47
Net realized and unrealized gain (loss)	4.08		2.31	6.14	(2.01)	(0.22)	10.38

Net increase (decrease) from investment operations	4.30		2.81	6.67	(1.53)	0.25	10.85

Distributions(b)
From net investment income	(0.18)		(0.51)	(0.51)	(0.49)	(0.48)	(0.51)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.63)		(4.35)	(0.86)	(1.63)	(5.53)	(0.51)

Net asset value, end of period	$33.58		$30.91	$32.45	$26.64	$29.80	$35.08

Total Return(c)
Based on net asset value	14.48	%(d)	8.94%	25.49%	(4.91)%	0.69%	44.48%

Ratios to Average Net Assets(e)
Total expenses	0.62	%(f)	0.63%	0.62%	0.63%	0.63%	0.74	%(g)

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.49%	0.49%	0.49%	0.49%	0.49	%(g)

Net investment income	1.40	%(f)	1.57%	1.80%	1.77%	1.47%	1.62	%(g)

Supplemental Data
Net assets, end of period (000)	$13,364		$12,116	$12,053	$10,451	$10,210	$8,258

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

66	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$28.02		$29.80	$24.52	$27.56	$32.84	$23.18

Net investment income(a)	0.12		0.30	0.34	0.31	0.27	0.29
Net realized and unrealized gain (loss)	3.69		2.10	5.65	(1.87)	(0.19)	9.71

Net increase (decrease) from investment operations	3.81		2.40	5.99	(1.56)	0.08	10.00

Distributions(b)
From net investment income	(0.12)		(0.34)	(0.36)	(0.34)	(0.31)	(0.34)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.57)		(4.18)	(0.71)	(1.48)	(5.36)	(0.34)

Net asset value, end of period	$30.26		$28.02	$29.80	$24.52	$27.56	$32.84

Total Return(c)
Based on net asset value	14.17	%(d)	8.31%	24.84%	(5.43)%	0.14%	43.63%

Ratios to Average Net Assets(e)
Total expenses	1.38	%(f)	1.33%	1.35%	1.36%	1.35%	1.41	%(g)

Total expenses after fees waived and/or reimbursed	1.04	%(f)	1.04%	1.04%	1.04%	1.04%	1.04	%(g)

Net investment income	0.85	%(f)	1.03%	1.23%	1.22%	0.91%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$5,931		$5,344	$7,729	$6,925	$8,440	$9,015

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage International Fund	Advantage International	Diversified

BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified

BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified

BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified

BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None

Investor A Shares	Yes	No	(a)	None

Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”

The Board previously approved certain changes to Advantage Large Cap Growth’s and Advantage Large Cap Value’s investment strategies and investment process. Under normal circumstances, Advantage Large Cap Growth seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities and Advantage Large Cap Value seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on September 26, 2025.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

68	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

70	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Advantage International
BofA Securities, Inc.	$140	$(140)	$—	$—
Nomura Securities International, Inc.	722,217	(722,217)	—	—

	$722,357	$(722,357)	$—	$—

Advantage Small Cap Core
Barclays Capital, Inc.	$724,555	$(724,555)	$—	$—
BNP Paribas SA	8,462,671	(8,342,767)	—	119,904
BofA Securities, Inc.	14,541,948	(14,159,830)	—	382,118
Citigroup Global Markets, Inc.	12,370,385	(12,327,242)	—	43,143
J.P. Morgan Securities LLC	52,451,057	(52,451,057)	—	—
Jefferies LLC	4,967,060	(4,967,060)	—	—
Morgan Stanley	51,536,324	(51,536,324)	—	—
National Financial Services LLC	5,842,957	(5,842,957)	—	—
SG Americas Securities LLC	1,917,270	(1,917,270)	—	—
State Street Bank & Trust Co.	36,719,647	(36,719,647)	—	—
Toronto-Dominion Bank	362,681	(362,681)	—	—

	$189,896,555	$(189,351,390)	$—	$545,165

Advantage Large Cap Value
J.P. Morgan Securities LLC	$3,021	$(3,021)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value

First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%

$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46

$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44

$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43

Greater than $10 billion	0.38	0.48	0.38	0.38	0.42

Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A

Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%

Class R	0.25	0.25	0.25	0.25	N/A	N/A

			Advantage Large Cap Core		Advantage Large Cap Value

Share Class			Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A			0.25%	N/A	0.25%	N/A

Investor C			0.25	0.75%	0.25	0.75%

Class R			0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

72	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Advantage International	$522,260	$93,609	$104,314	$720,183

Advantage Large Cap Growth	834,635	170,883	6,298	1,011,816

Advantage Small Cap Core	936,771	54,011	—	990,782

Advantage Large Cap Core	2,142,413	243,035	43,550	2,428,998

Advantage Large Cap Value	502,452	68,418	14,132	585,002

Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%

$500 million - $1 billion	0.0400

$1 billion - $2 billion	0.0375

$2 billion - $4 billion	0.0350

$4 billion - $13 billion	0.0325

Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$395,786	$41,732	$1,870	$130,872	$4,170	$574,430

Advantage Large Cap Growth	84,187	66,696	3,414	914	252	155,463

Advantage Small Cap Core	245,750	74,849	1,080	101,721	—	423,400

Advantage Large Cap Core	137,990	171,214	4,856	13,516	1,735	329,311

Advantage Large Cap Value	24,649	40,179	1,368	1,264	565	68,025

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total

Advantage International	$467,972	$467,972

Advantage Large Cap Growth	337,530	337,530

Advantage Small Cap Core	161,597	161,597

Advantage Large Cap Core	339,342	339,342

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$11,011	$7,329	$768	$617	$907	$20,632

Advantage Large Cap Growth	2,205	44,879	2,696	77	53	49,910

Advantage Small Cap Core	4,519	10,533	1,149	1,952	—	18,153

Advantage Large Cap Core	12,749	87,779	2,049	92	122	102,791

Advantage Large Cap Value	461	13,570	823	23	67	14,944

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$1,931,094	$291,340	$21,421	$5,223	$49,437	$2,298,515

Advantage Large Cap Growth	441,661	348,245	36,432	460	2,423	829,221

Advantage Small Cap Core	972,443	636,529	9,971	29,683	—	1,648,626

Advantage Large Cap Core	731,516	941,153	44,318	1,381	16,897	1,735,265

Advantage Large Cap Value	122,305	195,428	9,510	481	7,372	335,096

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Advantage International	$9,378

Advantage Large Cap Growth	10,633

Advantage Small Cap Core	6,075

Advantage Large Cap Core	13,525

Advantage Large Cap Value	1,786

For the six months ended November 30, 2025, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

Advantage International	$—	$1,079

Advantage Large Cap Growth	238	990

Advantage Small Cap Core	269	1,711

Advantage Large Cap Core	3,486	1,414

Advantage Large Cap Value	19	71

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2025, the amounts waived were as follows:

Fund Name	Fees waived and/or reimbursed by the Manager

Advantage International	$33,718

Advantage Large Cap Growth	5,467

Advantage Small Cap Core	15,221

Advantage Large Cap Core	11,721

Advantage Large Cap Value	2,384

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%

Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12

Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A

Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98

Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2025, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Fees waived and/or reimbursed by the Manager

Advantage International	$827,358

Advantage Large Cap Growth	454,605

Advantage Small Cap Core	688,411

Advantage Large Cap Core	890,710

Advantage Large Cap Value	355,535

74	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager—class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$395,786	$41,732	$1,870	$130,872	$4,170	$574,430

Advantage Large Cap Growth	84,187	66,696	3,414	914	252	155,463

Advantage Small Cap Core	245,750	74,849	1,080	101,721	—	423,400

Advantage Large Cap Core	137,990	171,214	4,856	13,516	1,735	329,311

Advantage Large Cap Value	24,649	40,179	1,368	1,264	565	68,025

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$939,839	$187,234	$16,792	$5,223	$39,088	$1,188,176

Advantage Large Cap Growth	231,140	182,615	28,081	460	1,801	444,097

Advantage Small Cap Core	358,075	450,747	7,316	29,683	—	845,821

Advantage Large Cap Core	386,542	516,035	32,413	1,381	12,748	949,119

Advantage Large Cap Value	60,653	95,380	6,106	481	5,970	168,590

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage International	$175

Advantage Large Cap Growth	963

Advantage Small Cap Core	153,259

Advantage Large Cap Core	2,026

Advantage Large Cap Value	2,190

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the six months ended November 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain

Advantage International	$686,773,779	$592,639,219	$16,460,016

Advantage Large Cap Growth	145,881,916	187,207,343	17,935,526

Advantage Small Cap Core	37,253,646	89,837,983	7,798,520

Advantage Large Cap Core	297,966,308	192,143,370	14,586,662

Advantage Large Cap Value	57,118,232	55,195,984	2,720,504

7.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Advantage International	$4,623,880,528	$3,366,774,581

Advantage Large Cap Growth	822,507,258	888,248,111

Advantage Small Cap Core	2,027,816,303	2,389,851,700

Advantage Large Cap Core	1,869,721,887	1,952,362,815

Advantage Large Cap Value	444,477,999	440,433,787

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage International	$5,643,247,967	$950,580,581	$(77,952,566)	$872,628,015

Advantage Large Cap Growth	914,880,453	737,815,978	(4,908,594)	732,907,384

Advantage Small Cap Core	3,914,066,678	973,999,526	(272,288,136)	701,711,390

Advantage Large Cap Core	2,175,280,305	1,354,957,343	(39,471,115)	1,315,486,228

Advantage Large Cap Value	598,486,180	133,337,591	(15,787,773)	117,549,818

9.	BANK BORROWINGS

The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Funds did not borrow under the credit agreement.

76	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

As of period end, the Advantage Large Cap Growth investments had the following industry classifications:

INDUSTRY ALLOCATION

Industry	Percent of Net Assets

Semiconductors & Semiconductor Equipment	21.4%

Software	16.1

Interactive Media & Services	11.0

Technology Hardware, Storage & Peripherals	10.2

Broadline Retail	5.0

Other	36.3

(a)	All other industries held was less than 5% of net assets.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International

Institutional

Shares sold	68,005,342	$1,535,978,933	109,283,830	$2,200,589,185

Shares issued in reinvestment of distributions	4,371,662	94,690,207	2,331,042	45,153,839

Shares redeemed	(25,834,925)	(585,123,105)	(24,097,125)	(486,562,846)

	46,542,079	$1,045,546,035	87,517,747	$1,759,180,178

Investor A

Shares sold and automatic conversion of shares	3,211,421	$71,121,206	5,614,729	$110,909,359

Shares issued in reinvestment of distributions	524,387	11,206,155	402,643	7,702,303

Shares redeemed	(1,701,459)	(37,753,969)	(2,442,734)	(47,715,668)

	2,034,349	$44,573,392	3,574,638	$70,895,994

78	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International (continued)

Investor C

Shares sold	144,598	$3,096,879	205,037	$3,909,116

Shares issued in reinvestment of distributions	24,148	498,649	20,101	372,401

Shares redeemed and automatic conversion of shares	(84,048)	(1,807,762)	(200,918)	(3,828,891)

	84,698	$1,787,766	24,220	$452,626

Class K

Shares sold	17,538,303	$399,170,483	51,396,214	$991,005,728

Shares issued in reinvestment of distributions	1,359,529	29,447,405	462,357	8,955,985

Shares redeemed	(6,362,825)	(143,158,437)	(10,829,822)	(215,078,714)

	12,535,007	$285,459,451	41,028,749	$784,882,999

Class R

Shares sold	276,128	$6,131,649	487,845	$9,494,280

Shares issued in reinvestment of distributions	54,055	1,154,071	54,195	1,035,538

Shares redeemed	(204,495)	(4,581,564)	(580,304)	(11,354,718)

	125,688	$2,704,156	(38,264)	$(824,900)

	61,321,821	$1,380,070,800	132,107,090	$2,614,586,897

Advantage Large Cap Growth

Institutional

Shares sold	3,224,712	$89,083,655	5,564,680	$137,365,853

Shares issued in reinvestment of distributions	921,934	24,597,193	4,987,362	129,647,525

Shares redeemed	(4,702,228)	(130,647,062)	(4,696,936)	(123,889,192)

	(555,582)	$(16,966,214)	5,855,106	$143,124,186

Investor A

Shares sold and automatic conversion of shares	682,062	$17,831,258	1,369,989	$32,838,557

Shares issued in reinvestment of distributions	883,634	21,790,398	4,866,084	117,659,241

Shares redeemed	(1,414,771)	(36,519,344)	(3,106,423)	(74,148,286)

	150,925	$3,102,312	3,129,650	$76,349,512

Investor C

Shares sold	146,102	$2,828,387	292,255	$5,317,763

Shares issued in reinvestment of distributions	79,424	1,446,309	447,907	8,228,042

Shares redeemed and automatic conversion of shares	(225,359)	(4,330,282)	(536,328)	(9,470,996)

	167	$(55,586)	203,834	$4,074,809

Class K

Shares sold	32,727	$947,997	105,078	$2,703,814

Shares issued in reinvestment of distributions	10,529	280,904	52,367	1,361,231

Shares redeemed	(28,495)	(821,424)	(59,441)	(1,535,411)

	14,761	$407,477	98,004	$2,529,634

Class R

Shares sold	10,185	$285,569	34,108	$825,804

Shares issued in reinvestment of distributions	3,019	79,352	12,194	312,822

Shares redeemed	(13,733)	(377,303)	(14,981)	(380,780)

	(529)	$(12,382)	31,321	$757,846

	(390,258)	$(13,524,393)	9,317,915	$226,835,987

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Small Cap Core

Institutional

Shares sold	15,555,261	$295,896,337	36,255,072	$653,384,270

Shares issued in reinvestment of distributions	449,715	8,333,225	877,781	16,960,194

Shares redeemed	(14,222,428)	(271,422,718)	(27,741,700)	(495,346,481)

	1,782,548	$32,806,844	9,391,153	$174,997,983

Investor A

Shares sold and automatic conversion of shares	3,817,782	$71,140,562	26,250,441	$458,810,007

Shares issued in reinvestment of distributions	106,227	1,953,512	155,609	3,014,256

Shares redeemed	(4,767,608)	(91,476,694)	(10,062,007)	(180,510,807)

	(843,599)	$(18,382,620)	16,344,043	$281,313,456

Investor C

Shares sold	23,982	$443,286	192,135	$3,354,087

Shares issued in reinvestment of distributions	1,040	18,427	133	2,511

Shares redeemed and automatic conversion of shares	(118,544)	(2,176,550)	(259,412)	(4,353,432)

	(93,522)	$(1,714,837)	(67,144)	$(996,834)

Class K

Shares sold	3,326,324	$62,803,882	14,776,571	$264,820,724

Shares issued in reinvestment of distributions	213,078	3,950,462	508,877	9,825,285

Shares redeemed	(22,919,871)	(433,488,121)	(13,506,537)	(241,870,997)

	(19,380,469)	$(366,733,777)	1,778,911	$32,775,012

	(18,535,042)	$(354,024,390)	27,446,963	$488,089,617

Advantage Large Cap Core

Institutional

Shares sold	2,899,969	$69,250,483	4,901,286	$108,928,769

Shares issued in reinvestment of distributions	2,495,072	56,039,324	6,824,168	152,053,419

Shares redeemed	(3,107,346)	(73,384,739)	(8,046,068)	(178,761,785)

	2,287,695	$51,905,068	3,679,386	$82,220,403

Investor A

Shares sold and automatic conversion of shares	1,274,397	$28,111,628	3,492,799	$72,667,388

Shares issued in reinvestment of distributions	3,648,909	76,517,625	10,131,144	211,932,648

Shares redeemed	(4,596,478)	(101,215,415)	(10,172,908)	(212,016,675)

	326,828	$3,413,838	3,451,035	$72,583,361

Investor C

Shares sold	225,259	$3,727,839	499,466	$7,992,470

Shares issued in reinvestment of distributions	183,518	2,873,887	499,829	8,029,473

Shares redeemed and automatic conversion of shares	(349,408)	(5,763,455)	(813,790)	(12,914,239)

	59,369	$838,271	185,505	$3,107,704

Class K

Shares sold	572,103	$13,607,835	4,218,196	$93,555,579

Shares issued in reinvestment of distributions	268,112	6,024,470	269,362	6,007,448

Shares redeemed	(539,833)	(12,768,531)	(807,452)	(17,528,032)

	300,382	$6,863,774	3,680,106	$82,034,995

80	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Large Cap Core (continued)

Class R

Shares sold	74,978	$1,428,737	156,730	$2,856,469

Shares issued in reinvestment of distributions	49,193	908,596	132,563	2,468,740

Shares redeemed	(122,514)	(2,364,581)	(425,172)	(8,167,576)

	1,657	$(27,248)	(135,879)	$(2,842,367)

	2,975,931	$62,993,703	10,860,153	$237,104,096

Advantage Large Cap Value

Institutional

Shares sold	1,562,824	$49,152,387	1,450,247	$45,574,832

Shares issued in reinvestment of distributions	309,815	9,415,296	764,805	23,946,218

Shares redeemed	(694,381)	(21,942,160)	(1,483,999)	(46,611,031)

	1,178,258	$36,625,523	731,053	$22,910,019

Investor A

Shares sold and automatic conversion of shares	225,604	$6,927,714	704,352	$21,472,423

Shares issued in reinvestment of distributions	633,817	18,583,531	1,599,849	48,484,401

Shares redeemed	(856,679)	(26,138,628)	(1,852,410)	(56,231,657)

	2,742	$(627,383)	451,791	$13,725,167

Investor C

Shares sold	18,355	$497,013	101,045	$2,742,000

Shares issued in reinvestment of distributions	28,406	737,688	71,958	1,952,910

Shares redeemed and automatic conversion of shares	(83,404)	(2,255,141)	(162,600)	(4,396,509)

	(36,643)	$(1,020,440)	10,403	$298,401

Class K

Shares sold	22,550	$712,024	99,111	$3,088,303

Shares issued in reinvestment of distributions	20,873	634,332	50,029	1,566,111

Shares redeemed	(37,412)	(1,173,069)	(128,551)	(4,045,979)

	6,011	$173,287	20,589	$608,435

Class R

Shares sold	10,361	$297,332	18,803	$536,038

Shares issued in reinvestment of distributions	10,847	297,617	37,342	1,065,365

Shares redeemed	(15,898)	(455,900)	(124,836)	(3,502,166)

	5,310	$139,049	(68,691)	$(1,900,763)

	1,155,678	$35,290,036	1,145,145	$35,641,259

As of November 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Advantage Large Cap Growth

Class K	12,217

12.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of November 30, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

82	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	83

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110
Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Ropes & Gray LLP
New York, NY 10286	New York, NY 10036

Address of the Trust and the Corporation
100 Bellevue Parkway
Wilmington, DE 19809

84	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	85

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

•  BlackRock Commodity Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Consolidated Schedule of Investments (unaudited) November 30, 2025	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 7.5%

Corteva, Inc.	405,855	$27,383,037

Novonesis (Novozymes) B, B Shares	105,821	6,605,492

Nutrien Ltd.	458,241	26,655,879

		60,644,408

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	1,367	851,969

Consumer Staples Distribution & Retail — 0.1%

Alimentation Couche-Tard, Inc.	15,635	851,425

Containers & Packaging — 4.4%

Packaging Corp. of America	84,678	17,280,240

Smurfit WestRock PLC	506,376	18,072,559

		35,352,799

Energy Equipment & Services — 0.3%

Subsea 7 SA	10,450	201,565

TechnipFMC PLC	48,700	2,204,162

Tecnicas Reunidas SA(a)	7,200	238,340

		2,644,067

Financial Services — 0.0%

LunR Royalties Corp. (Acquired 10/27/25, cost $11,239)(a)(b)(c)	10,925	2,345

Food Products — 1.7%

Bunge Global SA	143,375	13,774,036

Machinery — 1.0%

Deere & Co.	17,667	8,206,145

Metals & Mining — 21.8%

Agnico Eagle Mines Ltd.	70,692	12,324,877

Alamos Gold, Inc., Class A	98,159	3,682,060

Alcoa Corp.	8,046	335,840

Allied Gold Corp.(a)	49,977	1,055,008

Anglo American PLC	115,863	4,379,074

Anglogold Ashanti PLC	90,874	7,786,084

ArcelorMittal SA	43,976	1,905,861

Artemis Gold, Inc.(a)	84,024	2,233,705

Aya Gold & Silver, Inc.(a)	24,724	343,052

Barrick Mining Corp.	365,081	15,092,448

Bellevue Gold Ltd.(a)	748,582	658,041

BHP Group Ltd.	130,473	3,570,132

Blackstone Minerals Ltd.(a)(d)	849,513	23,932

Capricorn Metals Ltd.(a)	47,797	463,809

Centerra Gold, Inc.	53,812	715,465

Chalice Mining Ltd.(a)	86,228	101,924

Challenger Gold Ltd.(a)	1,120,120	84,945

Champion Iron Ltd.	79,887	304,190

Coeur Mining, Inc.(a)	82,013	1,416,364

Develop Global Ltd.(a)	428,542	1,047,583

Discovery Silver Corp.(a)	291,309	1,648,899

DPM Metals, Inc.	51,618	1,441,662

Eldorado Gold Corp.(a)	119,465	3,740,449

Emerald Resources NL(a)	230,317	811,108

Endeavour Mining PLC	81,528	3,774,050

Equinox Gold Corp.(a)	99,514	1,380,784

ERO Copper Corp.(a)	9,758	247,747

FireFly Metals Ltd.(a)	421,590	519,445

First Quantum Minerals Ltd.(a)	41,255	934,655

Foran Mining Corp.(a)(d)	344,102	1,037,883

Founders Metals, Inc.(a)	230,890	718,717

Founders Metals, Inc.(a)(d)	39,936	124,313

Security	Shares	Value

Metals & Mining (continued)

Franco-Nevada Corp.	22,913	$4,810,017

Freeport-McMoRan, Inc.	42,934	1,845,303

Fresnillo PLC	14,589	508,702

G Mining Ventures Corp.(a)(d)	69,992	1,645,309

G2 Goldfields, Inc.(a)(d)	174,391	622,714

Galiano Gold, Inc.(a)	226,339	549,874

Glencore PLC	643,813	3,077,527

Gold Fields Ltd., ADR	25,534	1,095,153

Greatland Resources Ltd.(a)	85,524	428,443

Grupo Mexico SAB de CV, Series B	153,501	1,332,618

Hycroft Mining Holding Corp., Class A(a)	41,828	489,388

IAMGOLD Corp.(a)(d)	121,897	1,894,279

Iluka Resources Ltd.	36,978	156,338

Ivanhoe Electric, Inc.(a)	18,947	271,132

Ivanhoe Mines Ltd., Class A(a)	112,805	1,178,542

Kinross Gold Corp.	353,912	9,960,542

Lithium Royalty Corp.(a)(d)	56,034	280,280

Lundin Gold, Inc.	13,158	1,108,513

Lundin Mining Corp.	63,644	1,191,404

Lynas Rare Earths Ltd.(a)	112,072	1,068,337

Minerals 260 Ltd.(a)	1,247,056	277,783

Newmont Corp.	159,109	14,435,960

NGEx Minerals Ltd.(a)	45,042	797,409

Nickel Industries Ltd.	1,194,271	568,104

Norsk Hydro ASA	189,236	1,356,350

Northern Star Resources Ltd.	324,560	5,835,684

Nucor Corp.	18,089	2,885,015

OR Royalties, Inc.	71,902	2,508,299

Orla Mining Ltd.(a)	95,578	1,346,689

Pan American Silver Corp.	48,171	2,199,970

Pan American Silver Corp. (CAD)	27,214	1,242,639

Polyus PJSC(a)(b)	462,520	6

Predictive Discovery Ltd.(a)	2,698,187	1,130,315

Reliance, Inc.	562	156,978

Rio Tinto PLC	71,572	5,139,035

Robex Resources, Inc.(a)	199,628	679,974

Rupert Resources Ltd.(a)(d)	96,448	416,863

Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(c)	91,372	394,924

Sociedad Minera Cerro Verde SAA	20,855	948,902

Solaris Resources, Inc.(a)	65,788	518,320

Solaris Resources, Inc.(a)	39,000	307,267

Southern Copper Corp.	14,184	1,911,718

Steel Dynamics, Inc.	13,901	2,333,005

Teck Resources Ltd., Class B	8,383	359,507

Titan Mining Corp.(a)	13,849	38,153

Titan Mining Corp.(a)(d)	46,791	128,909

Torex Gold Resources, Inc.	67,778	3,194,774

Vale SA, ADR	340,063	4,288,194

Valterra Platinum Ltd.	28,952	2,010,592

Wheaton Precious Metals Corp.	98,367	10,827,444

Zijin Gold International Co. Ltd.(a)	34,600	618,615

Zijin Mining Group Co. Ltd., Class H	102,000	405,611

		176,681,529

Oil, Gas & Consumable Fuels — 11.4%

ARC Resources Ltd.	49,773	887,576

California Resources Corp.	10,150	484,967

Cameco Corp.	10,986	972,371

Cameco Corp. (CAD)	16,954	1,502,075

Canadian Natural Resources Ltd.	102,283	3,455,423

Cheniere Energy, Inc.	14,732	3,071,033

Chevron Corp.	59,908	9,053,896

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

ConocoPhillips	35,017	$3,105,658

EOG Resources, Inc.	26,966	2,908,283

EQT Corp.	24,041	1,463,135

Exxon Mobil Corp.	166,340	19,282,133

Galp Energia SGPS SA, Class B	49,306	991,213

Gazprom PJSC(a)(b)	712,200	92

Gaztransport Et Technigaz SA	6,931	1,385,523

HF Sinclair Corp.	21,752	1,150,898

Kinder Morgan, Inc.	116,810	3,191,249

Kosmos Energy Ltd.(a)(d)	198,012	221,773

Pembina Pipeline Corp.	44,764	1,744,337

Permian Resources Corp., Class A	151,579	2,196,380

Repsol SA	64,810	1,200,888

Shell PLC	269,479	9,903,603

Suncor Energy, Inc.	69,049	3,092,122

Targa Resources Corp.	16,209	2,841,600

TC Energy Corp.	67,529	3,693,328

TotalEnergies SE	107,706	7,085,632

Valero Energy Corp.	19,169	3,388,312

Williams Cos., Inc. (The)	65,944	4,017,968

		92,291,468

Paper & Forest Products — 1.5%

Mondi PLC	452,951	5,211,912

UPM-Kymmene Oyj	250,036	6,826,120

		12,038,032

Total Common Stocks — 49.8% (Cost: $294,035,303)		403,338,223

Rights

Metals & Mining — 0.0%

Kinross Gold Corp., CVR(a)	11,812	17,719

Total Rights — 0.0% (Cost: $ —)		17,719

Total Long-Term Investments — 49.8% (Cost: $294,035,303)		403,355,942

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.5%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	3,524,430	$3,526,193

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(e)(f)	8,496,008	8,496,008

		12,022,201

	Par (000)

U.S. Treasury Obligations(h) — 46.4%

U.S. Treasury Bills, 3.78%, 02/26/26	USD 380,000	376,594,820

Total Short-Term Securities — 47.9% (Cost: $388,584,934)		388,617,021

Total Investments — 97.7% (Cost: $682,620,237)		791,972,963
Other Assets Less Liabilities — 2.3%		18,839,891

Net Assets — 100.0%		$810,812,854

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $397,269, representing less than 0.05% of its net assets as of period end, and an original cost of $326,847.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,935,794	$—		$(3,410,120	)(a)	$465	$54	$3,526,193	3,524,430	$46,818	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,285,557	1,210,451	(a)	—		—	—	8,496,008	8,496,008	152,611		—

						$465	$54	$12,022,201		$199,429		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/02/25	USD	3,070	$46,802	$—	$46,802

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	12/22/25	USD	584	42,999	—	42,999

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/22/25	USD	1,027	5,523	—	5,523

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/22/25	USD	1,269	200,779	—	200,779

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	12/22/25	USD	921	38,786	—	38,786

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	12/22/25	USD	250	(23,001)	—	(23,001)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/05/26	USD	301	6,996	—	6,996

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/05/26	USD	427	13,778	—	13,778

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/20/26	USD	6,024	186,448	—	186,448

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/21/26	USD	609	39,545	—	39,545

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/21/26	USD	270	7,100	—	7,100

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/21/26	USD	426	10,701	—	10,701

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	01/21/26	USD	109	(9,167)	—	(9,167)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/21/26	USD	411	14,460	—	14,460

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/26/26	USD	1,310	28,801	—	28,801

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/28/26	USD	2,513	23,140	—	23,140

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/28/26	USD	10,075	174,114	—	174,114

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/02/26	USD	2,522	(351)	—	(351)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/26/26	USD	11,508	39,921	—	39,921

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	03/02/26	USD	18,712	$1,449,568	$—	$1,449,568

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/16/26	USD	7,617	(8,085)	—	(8,085)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/23/26	USD	135	5,443	—	5,443

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/31/26	USD	8,340	1,002,201	—	1,002,201

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/31/26	USD	4,676	203,155	—	203,155

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	03/31/26	USD	1,902	(154,248)	—	(154,248)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	04/01/26	USD	14,689	555,737	—	555,737

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/07/26	USD	10,451	148,050	—	148,050

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/30/26	USD	489	1,033	—	1,033

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/30/26	USD	1,218	(19,517)	—	(19,517)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/30/26	USD	2,416	31,648	—	31,648

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	04/30/26	USD	278	(5,314)	—	(5,314)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/12/26	USD	537	8,172	—	8,172

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/12/26	USD	407	(9,725)	—	(9,725)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	222	(300)	—	(300)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	480	219	—	219

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	100	(1,196)	—	(1,196)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/01/26	USD	2,311	(62,694)	—	(62,694)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	202	(17,874)	—	(17,874)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,159	89,673	—	89,673

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,477	$22,316	$—	$22,316

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	06/05/26	USD	210	18,476	—	18,476

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/05/26	USD	404	3,296	—	3,296

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/05/26	USD	473	13,285	—	13,285

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	06/05/26	USD	108	(8,669)	—	(8,669)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	06/25/26	USD	628	95,861	—	95,861

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	06/25/26	USD	537	(14,129)	—	(14,129)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/25/26	USD	268	15,558	—	15,558

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	06/25/26	USD	603	21,138	—	21,138

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	06/25/26	USD	137	(10,395)	—	(10,395)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	07/01/26	USD	2,778	118,250	—	118,250

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/01/26	USD	13,663	516,947	—	516,947

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	07/08/26	USD	798	52,235	—	52,235

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/08/26	USD	1,343	(21,703)	—	(21,703)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	199	(17,458)	—	(17,458)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	1,208	20,278	—	20,278

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/08/26	USD	1,317	41,979	—	41,979

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/21/26	USD	48,801	1,225,170	—	1,225,170

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	07/21/26	USD	81,922	5,322,337	—	5,322,337

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	07/21/26	USD	12,554	(1,059,096)	—	(1,059,096)

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	07/31/26	USD	326	$27,582	$—	$27,582

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/31/26	USD	2,233	4,713	—	4,713

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/31/26	USD	2,804	36,718	—	36,718

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	08/31/26	USD	2,908	(907)	—	(907)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	08/31/26	USD	3,716	(1,160)	—	(1,160)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	08/31/26	USD	1,018	(318)	—	(318)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	08/31/26	USD	3,987	(1,244)	—	(1,244)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	08/31/26	USD	526	(164)	—	(164)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/02/26	USD	482	(13,114)	—	(13,114)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	09/03/26	USD	1,495	(119,314)	—	(119,314)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/11/26	USD	558	109,747	—	109,747

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	09/11/26	USD	479	(154)	—	(154)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	118	(8,900)	—	(8,900)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	568	10,325	—	10,325

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	254	17,504	—	17,504

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/25/26	USD	566	86,437	—	86,437

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/25/26	USD	481	(12,680)	—	(12,680)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	115	(8,721)	—	(8,721)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	251	14,583	—	14,583

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	547	19,175	—	19,175

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/30/26	USD	252	$30,298	$—	$30,298

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/30/26	USD	608	(3,846)	—	(3,846)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/30/26	USD	846	39,948	—	39,948

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	09/30/26	USD	1,978	85,923	—	85,923

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/07/26	USD	492	(8,280)	—	(8,280)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	117	(9,765)	—	(9,765)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	570	20,517	—	20,517

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	273	3,871	—	3,871

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/13/26	USD	2,110	188,702	—	188,702

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/13/26	USD	1,607	51,611	—	51,611

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	920	30,167	—	30,167

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	406	(36,720)	—	(36,720)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	1,925	102,133	—	102,133

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/14/26	USD	6,281	246,172	—	246,172

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/14/26	USD	14,343	608,845	—	608,845

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/16/26	USD	428	25,539	—	25,539

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	10/16/26	USD	629	300	—	300

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	112	(10,463)	—	(10,463)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	254	5,981	—	5,981

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	532	22,723	—	22,723

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/22/26	USD	1,138	$83,982	$—	$83,982

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/22/26	USD	868	13,770	—	13,770

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	1,042	35,532	—	35,532

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	495	9,262	—	9,262

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	210	(13,262)	—	(13,262)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/27/26	USD	625	(7,475)	—	(7,475)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	10/27/26	USD	787	69,219	—	69,219

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	738	16,316	—	16,316

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	139	(1,222)	—	(1,222)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	355	(1,575)	—	(1,575)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	10/29/26	USD	470	(6,698)	—	(6,698)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/29/26	USD	722	3,262	—	3,262

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	10/29/26	USD	605	8,942	—	8,942

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	10/29/26	USD	540	46,098	—	46,098

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/02/26	USD	5,999	(96,146)	—	(96,146)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	11/02/26	USD	6,456	84,552	—	84,552

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	11/02/26	USD	1,802	(34,444)	—	(34,444)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	11/05/26	USD	621	53,520	—	53,520

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	11/05/26	USD	532	(7,736)	—	(7,736)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	109	1,570	—	1,570

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	607	$(3,114)	$—	$(3,114)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	275	4,241	—	4,241

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/13/26	USD	1,975	(52,993)	—	(52,993)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	11/13/26	USD	2,426	47,783	—	47,783

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	400	6,573	—	6,573

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	1,022	824	—	824

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	2,224	(8,405)	—	(8,405)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/19/26	USD	508	(14,329)	—	(14,329)

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/19/26	USD	565	3,806	—	3,806

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/19/26	USD	257	6,061	—	6,061

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	11/19/26	USD	604	31,525	—	31,525

3-month U.S. Treasury Bill, 3.82%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	11/19/26	USD	103	1,686	—	1,686

								$12,253,885	$—	$12,253,885

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Balances Reported in the Consolidated Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$14,179,956	$(1,926,071)

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$14,179,956	$—	$—	$—	$—	$—	$14,179,956

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$1,926,071	$—	$—	$—	$—	$—	$1,926,071

For the period ended November 30, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$17,170,185	$—	$—	$—	$—	$—	$17,170,185

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$19,185,851	$—	$—	$—	$—	$—	$19,185,851

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$ 360,632,690

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$14,179,956	$1,926,071

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$14,179,956	$1,926,071

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$14,179,956	$1,926,071

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International(d)	$4,061,584	$(124,664)	$—	$(3,360,000)	$576,920
JPMorgan Chase Bank N.A.(d)	2,044,280	(228,940)	(747,404)	—	1,067,936
Macquarie Bank Ltd.(d)	864,123	(148,655)	—	(490,000)	225,468
Merrill Lynch International(d)	1,808,323	(133,795)	—	(1,410,000)	264,528
Societe Generale(d)	5,401,646	(1,290,017)	—	(1,530,000)	2,581,629

	$14,179,956	$(1,926,071)	$(747,404)	$(6,790,000)	$4,716,481

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(e)
Goldman Sachs International(d)	$124,664	$(124,664)	$—	$—	$—
JPMorgan Chase Bank N.A.(d)	228,940	(228,940)	—	—	—
Macquarie Bank Ltd.(d)	148,655	(148,655)	—	—	—
Merrill Lynch International(d)	133,795	(133,795)	—	—	—
Societe Generale(d)	1,290,017	(1,290,017)	—	—	—

	$1,926,071	$(1,926,071)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Represents derivatives owned by the BlackRock Cayman Commodity Strategies Fund, Ltd., a wholly-owed subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial Statements.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$54,038,916	$6,605,492	$—	$60,644,408
Construction Materials	851,969	—	—	851,969
Consumer Staples Distribution & Retail	851,425	—	—	851,425
Containers & Packaging	35,352,799	—	—	35,352,799
Energy Equipment & Services	2,204,162	439,905	—	2,644,067
Financial Services	—	—	2,345	2,345
Food Products	13,774,036	—	—	13,774,036
Machinery	8,206,145	—	—	8,206,145
Metals & Mining	139,691,312	36,990,211	6	176,681,529
Oil, Gas & Consumable Fuels	71,724,517	20,566,859	92	92,291,468
Paper & Forest Products	—	12,038,032	—	12,038,032
Rights	—	17,719	—	17,719
Short-Term Securities
Money Market Funds	12,022,201	—	—	12,022,201
U.S. Treasury Obligations	—	376,594,820	—	376,594,820

	$338,717,482	$453,253,038	$2,443	$791,972,963

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Commodity Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$14,179,956	$—	$14,179,956
Liabilities
Commodity Contracts	—	(1,926,071)	—	(1,926,071)

	$—	$12,253,885	$—	$12,253,885

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Statement of Assets and Liabilities (unaudited)

November 30, 2025

BlackRock Commodity Strategies Fund

ASSETS

Investments, at value — unaffiliated(a)(b)	$779,950,762

Investments, at value — affiliated(c)	12,022,201

Cash	14,992,971

Foreign currency, at value(d)	12,046

Receivables:
Investments sold	936,270
Securities lending income — affiliated	3,070
Capital shares sold	1,058,051
Dividends — unaffiliated	1,108,277
Dividends — affiliated	32,591
From the Manager	40,986

Unrealized appreciation on OTC swaps	14,179,956

Prepaid expenses	59,914

Total assets	824,397,095

LIABILITIES

Cash received:
Collateral — OTC derivatives	6,790,000

Collateral on securities loaned	3,526,958

Payables:
Investments purchased	43,900
Administration fees	26,485
Capital shares redeemed	457,679
Deferred foreign capital gain tax	23,722
Investment advisory fees	365,050
Trustees’ and Officer’s fees	1,492
Other accrued expenses	383,556
Other affiliate fees	2,248
Professional fees	4,675
Service and distribution fees	32,405

Unrealized depreciation on OTC swaps	1,926,071

Total liabilities	13,584,241

Commitments and contingent liabilities

NET ASSETS	$810,812,854

NET ASSETS CONSIST OF:

Paid-in capital	$840,299,335

Accumulated loss	(29,486,481)

NET ASSETS	$810,812,854

(a) Investments, at cost — unaffiliated	$670,598,441

(b) Securities loaned, at value	$2,636,642

(c) Investments, at cost — affiliated	$12,021,796

(d) Foreign currency, at cost	$13,039

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2025

BlackRock Commodity Strategies Fund
NET ASSET VALUE

Institutional
Net assets	$559,545,801

Shares outstanding	54,244,648

Net asset value	$10.32

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$105,653,831

Shares outstanding	10,357,071

Net asset value	$10.20

Shares authorized	Unlimited

Par value	$0.001

Investor C
Net assets	$14,696,435

Shares outstanding	1,519,040

Net asset value	$9.67

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$130,916,787

Shares outstanding	12,681,821

Net asset value	$10.32

Shares authorized	Unlimited

Par value	$0.001

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	17

Consolidated Statement of Operations (unaudited)

Six Months Ended November 30, 2025

BlackRock Commodity Strategies Fund

INVESTMENT INCOME
Dividends — unaffiliated	$5,089,534
Dividends — affiliated	152,611
Interest — unaffiliated	6,800,349
Securities lending income — affiliated — net	46,818
Foreign taxes withheld	(232,057)
Foreign withholding tax claims	25,692

Total investment income	11,882,947

EXPENSES
Investment advisory	2,160,787
Transfer agent — class specific	398,723
Service and distribution — class specific	181,248
Administration	145,673
Professional	79,574
Administration — class specific	69,646
Registration	39,308
Accounting services	37,339
Printing and postage	34,332
Custodian	32,291
Trustees and Officer	6,039
Miscellaneous	8,221

Total expenses excluding interest expense	3,193,181
Interest expense	51,028

Total expenses	3,244,209

Less:
Administration fees waived by the Manager — class specific	(69,646)
Fees waived and/or reimbursed by the Manager	(205,282)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(255,010)

Total expenses after fees waived and/or reimbursed	2,714,271

Net investment income	9,168,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	18,118,712
Investments — affiliated	465
Foreign currency transactions	(17,390)
Swaps	17,170,185

35,271,972

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(a)	41,480,233
Investments — affiliated	54
Foreign currency translations	4,304
Swaps	19,185,851

60,670,442

Net realized and unrealized gain	95,942,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,111,090

(a) Net of increase in deferred foreign capital gain tax of	$(5,572)

See notes to consolidated financial statements.

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statements of Changes in Net Assets

	BlackRock Commodity Strategies Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,168,676	$16,708,537
Net realized gain	35,271,972	49,664,607
Net change in unrealized appreciation (depreciation)	60,670,442	(35,348,510)

Net increase in net assets resulting from operations	105,111,090	31,024,634

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,234,300)	(14,805,329)
Investor A	(1,267,352)	(2,746,975)
Investor C	(180,881)	(394,674)
Class K	(1,972,740)	(3,688,020)

Decrease in net assets resulting from distributions to shareholders	(10,655,273)	(21,634,998)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	94,451,779	(67,563,123)

NET ASSETS

Total increase (decrease) in net assets	188,907,596	(58,173,487)

Beginning of period	621,905,258	680,078,745

End of period	$810,812,854	$621,905,258

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$9.02		$8.86	$8.62	$11.33	$9.22		$6.33

Net investment income(a)	0.13		0.23	0.28	0.22	0.09		0.07
Net realized and unrealized gain (loss)	1.32		0.23	0.73	(2.08)	2.27		2.88

Net increase (decrease) from investment operations	1.45		0.46	1.01	(1.86)	2.36		2.95

Distributions from net investment income(b)	(0.15)		(0.30)	(0.77)	(0.85)	(0.25)		(0.06)

Net asset value, end of period	$10.32		$9.02	$8.86	$8.62	$11.33		$9.22

Total Return(c)

Based on net asset value	16.32	%(d)	5.40%	12.30%	(16.46)%	26.31%		46.93%

Ratios to Average Net Assets(e)

Total expenses	0.90	%(f)	0.87%	0.87%	0.83%	0.82%		0.90%

Total expenses after fees waived and/or reimbursed	0.74	%(f)	0.72%	0.72%	0.72%	0.72%		0.72%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.72	%(f)	0.72%	0.72%	0.72%	0.72%		0.72%

Net investment income	2.67	%(f)	2.69%	3.35%	2.37%	0.95%		0.90%

Supplemental Data

Net assets, end of period (000)	$559,546		$415,455	$463,551	$837,334	$2,061,348		$862,528

Portfolio turnover rate	37%		106%	53%	78%	91	%(g)	58%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$8.92		$8.77	$8.53	$11.23	$9.14		$6.28

Net investment income(a)	0.12		0.21	0.26	0.20	0.07		0.05
Net realized and unrealized gain (loss)	1.30		0.22	0.73	(2.07)	2.25		2.86

Net increase (decrease) from investment operations	1.42		0.43	0.99	(1.87)	2.32		2.91

Distributions from net investment income(b)	(0.14)		(0.28)	(0.75)	(0.83)	(0.23)		(0.05)

Net asset value, end of period	$10.20		$8.92	$8.77	$8.53	$11.23		$9.14

Total Return(c)

Based on net asset value	16.15	%(d)	5.06%	12.12%	(16.76)%	26.06%		46.53%

Ratios to Average Net Assets(e)

Total expenses	1.17	%(f)	1.14%	1.12%	1.07%	1.13%		1.18%

Total expenses after fees waived and/or reimbursed	0.99	%(f)	0.97%	0.97%	0.97%	0.97%		0.97%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.97	%(f)	0.97%	0.97%	0.97%	0.97%		0.97%

Net investment income	2.42	%(f)	2.44%	3.10%	2.15%	0.68%		0.62%

Supplemental Data

Net assets, end of period (000)	$105,654		$80,092	$92,118	$120,674	$236,887		$127,923

Portfolio turnover rate	37%		106%	53%	78%	91	%(g)	58%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	21

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$8.47		$8.34	$8.13	$10.75	$8.78		$6.04

Net investment income (loss)(a)	0.08		0.14	0.19	0.13	(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss)	1.24		0.20	0.69	(1.98)	2.15		2.75

Net increase (decrease) from investment operations	1.32		0.34	0.88	(1.85)	2.15		2.74

Distributions from net investment income(c)	(0.12)		(0.21)	(0.67)	(0.77)	(0.18)		(0.00	)(b)

Net asset value, end of period	$9.67		$8.47	$8.34	$8.13	$10.75		$8.78

Total Return(d)

Based on net asset value	15.70	%(e)	4.25%	11.29%	(17.34)%	25.06%		45.48%

Ratios to Average Net Assets(f)

Total expenses	1.90	%(g)	1.88%	1.86%	1.80%	1.81%		1.96%

Total expenses after fees waived and/or reimbursed	1.74	%(g)	1.72%	1.72%	1.72%	1.72%		1.72%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.72	%(g)	1.72%	1.72%	1.72%	1.72%		1.72%

Net investment income (loss)	1.68	%(g)	1.69%	2.34%	1.49%	(0.04)%		(0.15)%

Supplemental Data

Net assets, end of period (000)	$14,696		$13,518	$16,586	$29,758	$42,138		$16,246

Portfolio turnover rate	37%		106%	53%	78%	91	%(h)	58%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$9.03		$8.87	$8.62	$11.34	$9.22		$6.34

Net investment income(a)	0.13		0.24	0.29	0.23	0.10		0.06
Net realized and unrealized gain (loss)	1.32		0.22	0.74	(2.09)	2.27		2.89

Net increase (decrease) from investment operations	1.45		0.46	1.03	(1.86)	2.37		2.95

Distributions from net investment income(b)	(0.16)		(0.30)	(0.78)	(0.86)	(0.25)		(0.07)

Net asset value, end of period	$10.32		$9.03	$8.87	$8.62	$11.34		$9.22

Total Return(c)

Based on net asset value	16.21	%(d)	5.45%	12.49%	(16.48)%	26.47%		46.76%

Ratios to Average Net Assets(e)

Total expenses	0.78	%(f)	0.76%	0.77%	0.72%	0.72%		0.80%

Total expenses after fees waived and/or reimbursed	0.69	%(f)	0.67%	0.67%	0.67%	0.67%		0.67%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.67	%(f)	0.67%	0.67%	0.67%	0.67%		0.67%

Net investment income	2.73	%(f)	2.73%	3.40%	2.42%	1.02%		0.76%

Supplemental Data

Net assets, end of period (000)	$130,917		$112,840	$107,825	$138,079	$312,639		$197,360

Portfolio turnover rate	37%		106%	53%	78%	91	%(g)	58%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	23

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Commodity Strategies Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $18,478,123, which is 2.28% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	25

Notes to Consolidated Financial Statements (unaudited) (continued)

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Citigroup Global Markets, Inc.	$1,341	$(1,341)	$—		$—
J.P. Morgan Securities LLC	1,340,418	(1,331,865)	—		8,553
Morgan Stanley	1,279,343	(1,279,343)	—		—
SG Americas Securities LLC	15,540	(15,540)	—		—

	$2,636,642	$(2,628,089)	$—		$8,553

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of November 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	27

Notes to Consolidated Financial Statements (unaudited) (continued)

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.62%
$1 billion - $3 billion	0.58
$3 billion - $5 billion	0.56
$5 billion - $10 billion	0.54
Greater than $10 billion	0.53

The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A

Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution — class specific	$111,257	$69,991	$181,248

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Administration — class specific	$47,222	$8,887	$1,400	$12,137	$69,646

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$271	$1,466	$286	$252	$2,275

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	29

Notes to Consolidated Financial Statements (unaudited) (continued)

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent — class specific	$310,926	$67,617	$9,413	$10,767	$398,723

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $2,037.

For the six months ended November 30, 2025, affiliates received CDSCs of $199 for Investor A Shares.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended November 30, 2025, the amount waived was $2,858.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.72%	0.97%	1.72%	0.67%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $202,424, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$47,222	$8,887	$1,400	$12,137	$69,646
Transfer agent fees waived and/or reimbursed by the Manager — class specific	192,725	45,578	5,940	10,767	255,010

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended November 30, 2025, the Fund paid BIM $9,895 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were $162,290,653 and $126,245,171, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of May 31, 2025, the Fund had non-expiring capital loss carryforwards as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards(a)

BlackRock Commodity Strategies Fund	$ (189,409,453)

(a)	Amounts available to offset future realized capital gains.

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Commodity Strategies Fund	$688,745,671	$134,781,263	$(19,300,086)	$115,481,177

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	31

Notes to Consolidated Financial Statements (unaudited) (continued)

war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	12,341,386	$120,002,160	13,046,937	$113,453,641

Shares issued in reinvestment of distributions	780,459	7,195,829	1,695,838	14,501,014

Shares redeemed	(4,943,096)	(47,229,552)	(20,988,453)	(182,164,245)

	8,178,749	$79,968,437	(6,245,678)	$(54,209,590)

Investor A

Shares sold and automatic conversion of shares	2,357,631	$22,719,993	1,234,555	$10,669,009

Shares issued in reinvestment of distributions	137,035	1,249,758	319,621	2,707,750

Shares redeemed	(1,114,025)	(10,511,637)	(3,082,856)	(26,596,176)

	1,380,641	$13,458,114	(1,528,680)	$(13,219,417)

Investor C

Shares sold	90,371	$827,685	128,087	$1,055,437

Shares issued in reinvestment of distributions	20,765	180,236	48,741	393,494

Shares redeemed and automatic conversion of shares	(187,257)	(1,688,187)	(570,677)	(4,633,882)

	(76,121)	$(680,266)	(393,849)	$(3,184,951)

Class K

Shares sold	1,896,977	$18,293,802	3,597,413	$31,456,261

Shares issued in reinvestment of distributions	213,963	1,972,740	430,520	3,684,290

Shares redeemed	(1,931,816)	(18,561,048)	(3,684,835)	(32,089,716)

	179,124	$1,705,494	343,098	$3,050,835

	9,662,393	$94,451,779	(7,825,109)	$(67,563,123)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	33

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Adviser	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Ropes & Gray LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10036
Wilmington, DE 19809
Address of the Trust
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	35

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

CVR	Contingent Value Rights

OTC	Over-the-Counter

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Energy Opportunities Fund
•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock High Equity Income Fund
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) November 30, 2025	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Axon Enterprise, Inc.(a)	96,673	$52,216,954
Howmet Aerospace, Inc.	260,670	53,330,475
TransDigm Group, Inc.	10,592	14,406,921

		119,954,350

Automobiles — 4.4%
Ferrari NV	102,832	40,299,861
Tesla, Inc.(a)	296,070	127,360,432

		167,660,293

Broadline Retail — 8.5%
Amazon.com, Inc.(a)	1,394,451	325,213,862

Capital Markets — 2.4%
KKR & Co., Inc., Class A	604,062	73,882,823
S&P Global, Inc.	32,602	16,262,856

		90,145,679

Chemicals — 0.2%
Sherwin-Williams Co. (The)	22,507	7,735,431

Communications Equipment — 2.1%
Arista Networks, Inc.(a)	611,177	79,868,610

Electrical Equipment — 2.2%
Vertiv Holdings Co., Class A	471,127	84,675,656

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	380,796	53,654,156

Entertainment — 2.0%
Netflix, Inc.(a)	693,469	74,603,395

Financial Services — 4.8%
Adyen NV(a)(b)	27,911	43,623,808
Visa, Inc., Class A	420,497	140,631,017

		184,254,825

Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(a)	359,988	36,567,581
Intuitive Surgical, Inc.(a)	125,202	71,800,843

		108,368,424

Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	590,989	189,222,858
Meta Platforms, Inc., Class A	329,635	213,586,998

		402,809,856

IT Services — 2.2%
Shopify, Inc., Class A(a)	252,930	40,124,815
Snowflake, Inc., Class A(a)	174,099	43,740,633

		83,865,448

Life Sciences Tools & Services — 0.8%
Danaher Corp.	135,284	30,679,706

Pharmaceuticals — 3.5%
Eli Lilly & Co.	125,320	134,777,900

Real Estate Management & Development — 0.9%
CoStar Group, Inc.(a)	515,831	35,489,173

Semiconductors & Semiconductor Equipment — 24.7%
Advanced Micro Devices, Inc.(a)	355,756	77,387,603
ASM International NV	30,478	16,859,777
Broadcom, Inc.	528,000	212,762,880
Intel Corp.(a)	2,049,758	83,138,184

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	389,141	$60,705,996
NVIDIA Corp.	2,797,031	495,074,487

		945,928,927

Software — 14.0%
AppLovin Corp., Class A(a)	70,128	42,040,333
BitMine Immersion Technologies, Inc.(a)	645,281	21,371,707
Cadence Design Systems, Inc.(a)	49,067	15,301,053
Intuit, Inc.	34,665	21,980,383
Microsoft Corp.	688,279	338,640,151
Oracle Corp.	283,297	57,211,829
Palantir Technologies, Inc., Class A(a)	233,917	39,403,319

		535,948,775

Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	825,480	230,185,098

Total Common Stocks — 96.6% (Cost: $1,758,371,157)		3,695,819,564

Preferred Securities

Preferred Stocks — 3.3%

Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	41,347,807

Software — 2.2%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(c)(d)	375,170	66,892,811
Series J, (Acquired 01/21/25, cost $10,208,947)(a)(c)(d)	110,367	19,678,436

		86,571,247

Total Preferred Securities — 3.3% (Cost: $64,338,688)		127,919,054

Total Long-Term Investments — 99.9% (Cost: $1,822,709,845)		3,823,738,618

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(e)(f)	6,696,251	6,696,251

Total Short-Term Securities — 0.2% (Cost: $6,696,251)		6,696,251

Total Investments — 100.1% (Cost: $1,829,406,096)		3,830,434,869
Liabilities in Excess of Other Assets — (0.1)%		(5,607,125)

Net Assets — 100.0%		$3,824,827,744

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $127,919,054, representing 3.3% of its net assets as of period end, and an original cost of $64,338,688.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 19,432,275	$—		$(19,445,939	)(b)	$13,664	$—	$—	$—	$18,102	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,447,738	1,248,513	(b)	—		—	—	6,696,251	6,696,251	133,066		—

						$13,664	$—	$6,696,251		$151,168		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$119,954,350	$—	$—	$119,954,350
Automobiles	167,660,293	—	—	167,660,293
Broadline Retail	325,213,862	—	—	325,213,862
Capital Markets	90,145,679	—	—	90,145,679
Chemicals	7,735,431	—	—	7,735,431
Communications Equipment	79,868,610	—	—	79,868,610
Electrical Equipment	84,675,656	—	—	84,675,656
Electronic Equipment, Instruments & Components	53,654,156	—	—	53,654,156
Entertainment	74,603,395	—	—	74,603,395
Financial Services	140,631,017	43,623,808	—	184,254,825
Health Care Equipment & Supplies	108,368,424	—	—	108,368,424
Interactive Media & Services	402,809,856	—	—	402,809,856
IT Services	83,865,448	—	—	83,865,448
Life Sciences Tools & Services	30,679,706	—	—	30,679,706
Pharmaceuticals	134,777,900	—	—	134,777,900
Real Estate Management & Development	35,489,173	—	—	35,489,173
Semiconductors & Semiconductor Equipment	929,069,150	16,859,777	—	945,928,927
Software	535,948,775	—	—	535,948,775
Technology Hardware, Storage & Peripherals	230,185,098	—	—	230,185,098
Preferred Securities	—	—	127,919,054	127,919,054
Short-Term Securities
Money Market Funds	6,696,251	—	—	6,696,251

	$3,642,032,230	$60,483,585	$127,919,054	$3,830,434,869

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Capital Appreciation Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$89,765,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	38,153,920
Purchases	—
Sales	—

Closing Balance, as of November 30, 2025	$127,919,054

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025(b)	$38,153,920

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$127,919,054	Market	Revenue Multiple	1.35x - 22.00x	15.33x

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) November 30, 2025	BlackRock Energy Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Staples Distribution & Retail — 1.0%
Alimentation Couche-Tard, Inc.	47,900	$2,608,458

Energy Equipment & Services — 2.8%
Poseidon Concepts Corp.(a)(b)	35,081	1
Subsea 7 SA	33,700	650,025
TechnipFMC PLC	138,866	6,285,075
Tecnicas Reunidas SA(b)	23,150	766,329

		7,701,430

Oil, Gas & Consumable Fuels — 94.0%
ARC Resources Ltd.	142,530	2,541,663
California Resources Corp.	29,066	1,388,773
Cameco Corp. (CAD)	47,749	4,230,422
Canadian Natural Resources Ltd.	289,838	9,791,586
Cheniere Energy, Inc.	41,349	8,619,613
Chevron Corp.	165,149	24,958,968
ConocoPhillips	97,093	8,611,178
EOG Resources, Inc.	76,340	8,233,269
EQT Corp.	67,713	4,121,013
Exxon Mobil Corp.	455,571	52,809,790
Galp Energia SGPS SA, Class B	138,871	2,791,764
Gazprom PJSC(a)(b)	639,500	82
Gaztransport Et Technigaz SA	19,575	3,913,087
HF Sinclair Corp.	63,726	3,371,743
Kinder Morgan, Inc.	327,891	8,957,982
Kosmos Energy Ltd.(b)(c)	664,916	744,706
Pembina Pipeline Corp.	129,574	5,049,163
Permian Resources Corp., Class A	430,556	6,238,756
Repsol SA	192,000	3,557,637
Shell PLC	749,805	27,556,027
Suncor Energy, Inc.	192,770	8,632,543

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	45,260	$7,934,531
TC Energy Corp.	189,556	10,367,287
TotalEnergies SE	291,551	19,180,206
Valero Energy Corp.	54,348	9,606,553
Williams Cos., Inc. (The)	186,934	11,389,889

		254,598,231

Total Long-Term Investments — 97.8% (Cost: $178,299,808)		264,908,119

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	789,953	790,347
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(d)(e)	5,050,101	5,050,101

Total Short-Term Securities — 2.2% (Cost: $5,840,448)		5,840,448

Total Investments — 100.0% (Cost: $184,140,256)		270,748,567
Other Assets Less Liabilities — 0.0%		128,902

Net Assets — 100.0%		$270,877,469

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$790,355	(a)	$—	$(8)	$—	$790,347	789,953	$243	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,948,783	3,101,318	(a)	—	—	—	5,050,101	5,050,101	66,062		—

					$(8)	$—	$5,840,448		$66,305		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Energy Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Consumer Staples Distribution & Retail	$2,608,458	$—	$—	$2,608,458
Energy Equipment & Services	6,285,075	1,416,354	1	7,701,430
Oil, Gas & Consumable Fuels	197,599,428	56,998,721	82	254,598,231

Short-Term Securities
Money Market Funds	5,840,448	—	—	5,840,448

	$212,333,409	$58,415,075	$83	$270,748,567

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) November 30, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 26.6%
4D Molecular Therapeutics, Inc.(a)	129,009	$1,504,245
AbbVie, Inc.	1,182,770	269,316,729
Allogene Therapeutics, Inc.(a)(b)	1,235,040	1,803,158
Alnylam Pharmaceuticals, Inc.(a)	295,219	133,211,669
Amgen, Inc.	670,330	231,572,202
Apogee Therapeutics, Inc.(a)	207,345	14,922,620
Arcellx, Inc.(a)	186,729	13,577,066
Arcus Biosciences, Inc.(a)	465,407	12,147,123
Argenx SE, ADR(a)	72,459	66,081,159
Ascendis Pharma A/S, ADR(a)(b)	32,926	6,991,178
Autolus Therapeutics PLC, ADR(a)(b)	744,753	1,050,102
Avidity Biosciences, Inc.(a)	101,637	7,287,373
Beam Therapeutics, Inc.(a)(b)	171,649	4,347,869
Biogen, Inc.(a)	330,978	60,267,784
Biohaven Ltd.(a)	356,386	3,574,552
BioMarin Pharmaceutical, Inc.(a)	329,622	18,435,758
BioNTech SE, ADR(a)	42,829	4,417,811
Bridgebio Oncology Therapeutics, Inc. (Acquired 08/08/25, cost $2,242,992)(a)(c)	209,287	2,576,323
BridgeBio Oncology Therapeutics, Inc.(a)(b)	688,356	8,473,662
Bridgebio Pharma, Inc.(a)	209,311	15,072,485
Bright Minds Biosciences, Inc.(a)	2,001	140,070
CG oncology, Inc.(a)	60,803	2,726,407
Cytokinetics, Inc.(a)	251,375	17,126,179
Denali Therapeutics, Inc.(a)	234,300	4,561,821
Disc Medicine, Inc.(a)	88,432	8,256,012
Dyne Therapeutics, Inc.(a)	284,975	6,240,952
Enanta Pharmaceuticals, Inc.(a)	502,656	7,097,503
Exact Sciences Corp.(a)	559,938	56,716,120
Exelixis, Inc.(a)	236,668	10,453,626
Gilead Sciences, Inc.	1,585,265	199,489,748
Incyte Corp.(a)	404,753	42,280,498
Insmed, Inc.(a)	326,291	67,793,481
Ionis Pharmaceuticals, Inc.(a)	173,690	14,369,374
Kailera Therapeutics, Inc., Series B (Acquired 10/31/25, cost $5,992,000)(a)(c)(d)	428,000	5,992,000
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	7,008,302
Kymera Therapeutics, Inc.(a)(b)	55,346	3,756,886
Legend Biotech Corp., ADR(a)	126,380	3,501,990
Merus NV(a)	206,777	19,879,541
Moderna, Inc.(a)	572,943	14,885,059
Natera, Inc.(a)	133,100	31,785,611
Neurocrine Biosciences, Inc.(a)	80,426	12,237,620
Nuvalent, Inc., Class A(a)	322,681	35,285,167
Olema Pharmaceuticals, Inc.(a)	259,430	7,347,058
Oruka Therapeutics, Inc.(a)	189,022	5,689,562
Protagonist Therapeutics, Inc.(a)	378,430	34,058,700
PTC Therapeutics, Inc.(a)	145,525	12,513,695
Regeneron Pharmaceuticals, Inc.	99,733	77,810,689
REGENXBIO, Inc.(a)	219,311	2,936,574
Rhythm Pharmaceuticals, Inc.(a)	550,460	60,049,681
Roivant Sciences Ltd.(a)	478,695	9,961,643
Scholar Rock Holding Corp.(a)	231,108	10,182,618
Stoke Therapeutics, Inc.(a)	483,398	14,941,832
Summit Therapeutics, Inc.(a)(b)	397,896	7,118,359
TScan Therapeutics, Inc.(a)	568,707	631,265
uniQure NV(a)	122,925	3,381,667
United Therapeutics Corp.(a)	41,636	20,235,096
Upstream Bio, Inc.(a)	197,564	5,650,330
Vaxcyte, Inc.(a)	89,436	4,436,920

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)	143,095	$62,047,423
Viking Therapeutics, Inc.(a)(b)	107,335	3,951,001
Vir Biotechnology, Inc.(a)	228,276	1,465,532
Vor BioPharma, Inc.(a)	117,570	979,358
Voyager Therapeutics, Inc.(a)	379,198	1,550,920
Zealand Pharma A/S(a)	75,695	6,083,731

		1,801,238,489

Health Care Equipment & Supplies — 22.3%
Abbott Laboratories	2,647,853	341,308,252
Alcon AG	66,973	5,311,629
Boston Scientific Corp.(a)	1,836,479	186,549,537
Cooper Cos., Inc. (The)(a)(b)	299,483	23,338,710
Dexcom, Inc.(a)	678,143	43,041,736
Edwards Lifesciences Corp.(a)	1,748,026	151,501,413
GE HealthCare Technologies, Inc.	231,768	18,539,122
Glaukos Corp.(a)	89,037	9,463,743
Hologic, Inc.(a)	141,365	10,598,134
IDEXX Laboratories, Inc.(a)	76,237	57,397,313
Insulet Corp.(a)	91,564	29,958,825
Intuitive Surgical, Inc.(a)	325,960	186,931,541
Medtronic PLC	2,169,337	228,496,266
Novocure Ltd.(a)	586,731	7,516,024
Nyxoah SA(a)(b)	344,664	1,654,387
Orchestra BioMed Holdings, Inc.(a)	210,594	1,120,360
Penumbra, Inc.(a)	136,101	39,900,730
STERIS PLC	66,341	17,665,282
Stryker Corp.	410,154	152,240,962

		1,512,533,966

Health Care Providers & Services — 11.1%
Cencora, Inc.	298,082	109,971,392
Centene Corp.(a)	557,433	21,929,414
CVS Health Corp.	367,062	29,497,102
Elevance Health, Inc.	90,524	30,620,648
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	7,061
Guardant Health, Inc.(a)	343,956	37,291,709
HCA Healthcare, Inc.	128,427	65,278,160
Humana, Inc.	80,397	19,759,171
Labcorp Holdings, Inc.	129,346	34,765,618
McKesson Corp.	132,195	116,479,658
Quest Diagnostics, Inc.	108,254	20,479,492
Tenet Healthcare Corp.(a)	111,596	24,198,477
UnitedHealth Group, Inc.	736,018	242,716,656

		752,994,558

Health Care Technology — 0.4%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $18,064,000)(a)(c)(d)	2,720,277	27,203
Veeva Systems, Inc., Class A(a)	101,554	24,402,410

		24,429,613

Life Sciences Tools & Services — 10.3%
Agilent Technologies, Inc.	406,802	62,444,107
Bio-Rad Laboratories, Inc., Class A(a)	25,295	8,217,333
Bio-Techne Corp.	198,125	12,781,044
Bruker Corp.	482,169	23,534,669
Charles River Laboratories International, Inc.(a)	57,394	10,224,167
Danaher Corp.	674,518	152,967,192
Illumina, Inc.(a)	149,093	19,598,275
IQVIA Holdings, Inc.(a)	224,389	51,611,714
Mettler-Toledo International, Inc.(a)	4,693	6,930,247
Repligen Corp.(a)	139,542	23,864,473
Thermo Fisher Scientific, Inc.	424,384	250,738,799

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	112,688	$45,460,593
West Pharmaceutical Services, Inc.	116,000	32,161,000

		700,533,613

Pharmaceuticals — 28.2%
AstraZeneca PLC	459,512	85,197,647
Bristol-Myers Squibb Co.	1,399,228	68,842,018
Daiichi Sankyo Co. Ltd.	688,300	16,964,523
Edgewise Therapeutics, Inc.(a)	261,711	6,814,954
Elanco Animal Health, Inc.(a)	493,714	11,488,725
Eli Lilly & Co.	687,214	739,078,041
Galderma Group AG	156,652	31,274,157
Johnson & Johnson	2,746,550	568,316,126
LB Pharmaceuticals, Inc.(a)	579,919	10,316,759
Maze Therapeutics, Inc.(a)	6,131	231,445
MBX Biosciences, Inc.(a)	340,569	11,746,225
Merck & Co., Inc.	1,335,501	140,000,570
Pfizer, Inc.	1,210,275	31,152,478
Roche Holding AG, NVS	214,550	82,194,831
Terns Pharmaceuticals, Inc.(a)	256,540	7,211,339
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	2,733,003	73,490,451
UCB SA	92,407	25,829,029
Ventyx Biosciences, Inc.(a)	603,440	6,034,400

		1,916,183,718

Total Common Stocks — 98.9% (Cost: $3,507,666,898)		6,707,913,957

	Par (000)

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD 3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)	123	1,256,490

Total Other Interests — 0.0% (Cost: $0)		1,256,524

	Shares

Preferred Securities

Preferred Stocks — 0.6%

Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	9,615,375
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	2,025,666
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	4,564,240
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)	3,518,800	1,407,520
Kartos Therapeutics, Inc., Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)	339,469	1,928,184
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	9,392,436

		28,933,421

Health Care Equipment & Supplies — 0.0%
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)	1,700	3,791

Security	Shares	Value

Health Care Providers & Services — 0.1%
Exo Imaging, Inc., (Acquired 07/24/24, cost $577,098)(a)(c)(d)	890,877	$659,249
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	5,508,273

		6,167,522

Pharmaceuticals — 0.1%

Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	5,932,286

Total Preferred Securities — 0.6% (Cost: $59,066,151)		41,037,020

Rights

Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(d)	204,909	200,811
Korro Bio, Inc., CVR(a)(d)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(d)	228,510	178,238

		379,053

Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(d)	243,643	562,815

Total Rights — 0.0% (Cost: $ —)		941,868

Warrants(a)

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	24,591

Total Warrants — 0.0% (Cost: $167,140)		24,591

Total Long-Term Investments — 99.5% (Cost: $3,566,900,189)		6,751,173,960

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	33,085,381	33,101,923
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(f)(g)	38,774,941	38,774,941

Total Short-Term Securities — 1.0% (Cost: $71,872,709)		71,876,864

Total Investments — 100.5% (Cost: $3,638,772,898)		6,823,050,824
Liabilities in Excess of Other Assets — (0.5)%		(35,626,166)

Net Assets — 100.0%		$6,787,424,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $57,904,433, representing 0.9% of its net assets as of period end, and an original cost of $103,518,952.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Health Sciences Opportunities Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,001,569	$—	$(19,902,184	)(a)	$934	$1,604	$33,101,923	33,085,381	$355,284	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	332,559,809	—	(293,784,868	)(a)	—	—	38,774,941	38,774,941	1,241,410		—

					$934	$1,604	$71,876,864		$1,596,694		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,779,578,133	$8,660,054	$13,000,302	$1,801,238,489
Health Care Equipment & Supplies	1,512,533,966	—	—	1,512,533,966
Health Care Providers & Services	752,987,497	—	7,061	752,994,558
Health Care Technology	24,402,410	—	27,203	24,429,613
Life Sciences Tools & Services	700,533,613	—	—	700,533,613
Pharmaceuticals	1,674,723,531	241,460,187	—	1,916,183,718
Other Interests	—	—	1,256,524	1,256,524
Preferred Securities	—	—	41,037,020	41,037,020
Rights	—	—	941,868	941,868
Warrants	24,591	—	—	24,591
Short-Term Securities
Money Market Funds	71,876,864	—	—	71,876,864

	$6,516,660,605	$250,120,241	$56,269,978	$6,823,050,824

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.7%
Airbus SE	13,986	$3,289,401
Boeing Co. (The)(a)	57,704	10,906,056
L3Harris Technologies, Inc.	20,648	5,754,391
Lockheed Martin Corp.	11,710	5,361,541
RTX Corp.	16,906	2,957,028
Textron, Inc.	67,700	5,629,932

		33,898,349

Air Freight & Logistics — 0.3%
FedEx Corp.	20,460	5,640,413

Automobile Components — 0.3%
Aptiv PLC(a)	84,045	6,517,690

Automobiles — 0.4%
General Motors Co.	96,415	7,088,431

Banks — 6.2%
Bank of America Corp.	143,614	7,704,891
Citigroup, Inc.	500,720	51,874,592
Citizens Financial Group, Inc.	114,110	6,173,351
First Citizens BancShares, Inc., Class A	15,412	28,942,041
Flagstar Bank NA(b)	436,591	5,343,874
Wells Fargo & Co.	258,965	22,232,145

		122,270,894

Beverages — 1.0%
Keurig Dr. Pepper, Inc.	512,825	14,307,817
PepsiCo, Inc.	31,870	4,740,344

		19,048,161

Broadline Retail — 2.5%
Amazon.com, Inc.(a)	170,031	39,654,630
PDD Holdings, Inc., ADR(a)	85,256	9,896,516

		49,551,146

Building Products — 0.9%
Fortune Brands Innovations, Inc.	327,501	16,908,877

Capital Markets — 1.9%
Carlyle Group, Inc. (The)	142,761	7,784,757
Charles Schwab Corp. (The)	86,887	8,057,031
Intercontinental Exchange, Inc.	136,712	21,504,798

		37,346,586

Chemicals — 1.9%
Air Products & Chemicals, Inc.	39,049	10,193,741
Axalta Coating Systems Ltd.(a)	166,390	5,013,331
LyondellBasell Industries NV, Class A	226,750	11,108,483
PPG Industries, Inc.	106,374	10,641,655

		36,957,210

Commercial Services & Supplies — 0.8%
Rentokil Initial PLC	2,731,974	15,039,773

Communications Equipment — 0.9%
Cisco Systems, Inc.	229,228	17,636,802

Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	227,901	24,952,881
Sysco Corp.	96,640	7,363,968

		32,316,849

Containers & Packaging — 1.1%
Crown Holdings, Inc.	62,340	6,036,382
Sealed Air Corp.	358,859	15,412,994

		21,449,376

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	207,449	$8,528,228

Electric Utilities — 1.6%
American Electric Power Co., Inc.	5	619
Evergy, Inc.	150,939	11,720,413
Exelon Corp.	313,877	14,789,884
PG&E Corp.	302,962	4,883,748

		31,394,664

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	98,980	14,274,895
Ralliant Corp.	136,053	6,716,937

		20,991,832

Entertainment — 0.1%
Walt Disney Co. (The)	25,391	2,652,598

Financial Services — 1.7%
Fidelity National Information Services, Inc.	347,718	22,869,413
Global Payments, Inc.	70,233	5,320,852
Voya Financial, Inc.	84,704	5,954,691

		34,144,956

Food Products — 1.2%
Campbell’s Co. (The)	257,150	7,837,932
Kraft Heinz Co. (The)	384,291	9,803,263
Lamb Weston Holdings, Inc.	119,624	7,064,994

		24,706,189

Ground Transportation — 0.7%
Canadian National Railway Co.	62,630	6,005,972
CSX Corp.	94,160	3,329,498
Union Pacific Corp.	19,696	4,566,124

		13,901,594

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	1,181,638	22,143,896
Becton Dickinson & Co.	124,409	24,137,834
Medtronic PLC	245,258	25,833,025

		72,114,755

Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	85,491	18,146,320
Centene Corp.(a)	127,408	5,012,231
CVS Health Corp.	302,779	24,331,320
Elevance Health, Inc.	46,317	15,667,188
Labcorp Holdings, Inc.	9	2,419

		63,159,478

Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	391,993	7,146,032

Hotels, Restaurants & Leisure — 0.3%
Sodexo SA	127,780	6,758,345

Household Products — 0.7%
Henkel AG & Co. KGaA, NVS	181,398	14,631,139

Industrial REITs — 0.9%
Rexford Industrial Realty, Inc.	245,411	10,211,552
STAG Industrial, Inc.	177,493	6,971,925

		17,183,477

Insurance — 1.0%
American International Group, Inc.	112,655	8,579,805
Fidelity National Financial, Inc., Class A	199,183	11,837,445
Willis Towers Watson PLC	912	292,752

		20,710,002

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Interactive Media & Services — 1.9%
Alphabet, Inc., Class C, NVS	79,951	$25,593,914
Meta Platforms, Inc., Class A	18,208	11,797,874

		37,391,788

IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	82,686	6,425,529

Leisure Products — 0.5%
Hasbro, Inc.	109,787	9,068,406

Machinery — 1.0%
CNH Industrial NV	709,436	6,689,981
Fortive Corp.	136,945	7,323,819
Middleby Corp. (The)(a)	50,520	5,971,464

		19,985,264

Media — 1.4%
Comcast Corp., Class A	423,776	11,310,582
WPP PLC	3,973,763	15,978,888

		27,289,470

Metals & Mining — 1.2%
Barrick Mining Corp.	163,483	6,758,387
Teck Resources Ltd., Class B	385,908	16,551,594

		23,309,981

Multi-Utilities — 0.7%
Dominion Energy, Inc.	225,810	14,174,094

Oil, Gas & Consumable Fuels — 3.2%
BP PLC	4,089,109	24,557,744
Kosmos Energy Ltd.(a)	5,063,403	5,671,011
Shell PLC	446,919	16,424,687
Tourmaline Oil Corp.	348,556	15,988,007

		62,641,449

Pharmaceuticals — 2.0%
Bayer AG, Registered Shares	301,457	10,665,157
Bristol-Myers Squibb Co.	176,295	8,673,714
Sanofi SA	198,590	19,806,862

		39,145,733

Professional Services — 2.4%
Maximus, Inc.	239,040	20,578,954
SS&C Technologies Holdings, Inc.	318,696	27,388,734

		47,967,688

Residential REITs — 0.4%
AvalonBay Communities, Inc.	44,927	8,174,018

Semiconductors & Semiconductor Equipment — 0.5%
NVIDIA Corp.	26,770	4,738,290
STMicroelectronics NV, NY Shares, ADR	214,213	4,924,757

		9,663,047

Software — 1.6%
Microsoft Corp.	40,331	19,843,256
Workday, Inc., Class A(a)	56,460	12,173,905

		32,017,161

Specialized REITs — 0.2%
Crown Castle, Inc.	54,853	5,006,982

Technology Hardware, Storage & Peripherals — 4.1%
Hewlett Packard Enterprise Co.	691,568	15,124,592
HP, Inc.	208,841	5,099,897
Samsung Electronics Co. Ltd., Registered Shares, GDR	25,366	44,005,052
Western Digital Corp.	100,196	16,365,013

		80,594,554

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Swatch Group AG (The)	45,724	$9,249,134

Tobacco — 0.7%
British American Tobacco PLC	224,266	13,167,829

Trading Companies & Distributors — 1.4%
WESCO International, Inc.	103,052	27,557,135

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B, NVS	67,702	2,648,502

Total Common Stocks — 62.5% (Cost: $1,027,903,192)		1,235,171,610

	Par (000)

Equity-Linked Notes

Aerospace & Defense — 1.7%
Goldman Sachs & Co. LLC (L3Harris Technologies, Inc.) 17.19% 12/15/25	USD 28,600	8,039,667
JP Morgan Securities LLC (Boeing Co. (The)) 26.43% 01/12/26	40,100	7,703,533
Morgan Stanley & Co. LLC (Textron, Inc.) Series 000k 12.23% 01/22/26	50,000	4,146,000
Nomura Securities International, Inc. (Lockheed Martin Corp.) 21.50% 12/04/25	8,200	3,734,345
RBC Capital Markets LLC (Airbus SE) 18.75% 01/08/26	EUR 16,500	3,926,429
Toronto-Dominion Bank (RTX Corp.) 20.64% 01/15/26	USD 36,200	6,399,957

		33,949,931

Air Freight & Logistics — 0.2%
BNP Paribas Securities Corporation (FedEx Corp.) 22.17% 01/22/26	15,000	4,125,750

Automobile Components — 0.2%
BNP Paribas Securities Corporation (Aptiv PLC) 26.51% 01/12/26	58,800	4,630,061

Automobiles — 0.3%
Mizuho Securities USA LLC (General Motors Co.) 24.02% 12/08/25	108,700	6,611,901

Banks — 2.3%
Goldman Sachs & Co. LLC (Wells Fargo & Co.) 22.87% 01/22/26	191,400	16,298,093
Morgan Stanley & Co. LLC (Flagstar Bank NA) 25.37% 01/12/26	404,600	4,627,280
RBC Capital Markets LLC (Citizens Financial Group, Inc.) 20.41% 01/15/26	84,200	4,418,384
Toronto-Dominion Bank (First Citizens BancShares, Inc.) 19.62% 12/18/25	10,700	19,484,167

		44,827,924

Beverages — 0.4%
JP Morgan Securities LLC (Keurig Dr. Pepper, Inc.) Series DM03 21.92% 12/04/25	185,600	5,176,299
Mizuho Securities USA LLC (PepsiCo, Inc.) 22.77% 12/26/25	22,900	3,357,868

		8,534,167

Broadline Retail — 1.1%
SG Americas Securities LLC (Amazon.com, Inc.) 24.04% 12/22/25	95,900	22,308,715

Building Products — 0.6%
Morgan Stanley & Co. LLC (Fortune Brands Innovations, Inc.) Series 000X 34.84% 01/12/26	226,600	11,381,623

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets — 1.2%
Citigroup Global Markets, Inc. (Charles Schwab Corp. (The)) 21.91% 01/15/26	USD 62,700	$5,901,580
Nomura Securities International, Inc. (Carlyle Group, Inc. (The)) 30.51% 12/04/25	100,700	5,507,242
RBC Capital Markets LLC (Intercontinental Exchange, Inc.) 20.93% 01/22/26	77,700	12,020,716

		23,429,538

Chemicals — 0.9%
Citigroup Global Markets, Inc. (PPG Industries, Inc.) 22.30% 12/18/25	73,800	7,473,369
Goldman Sachs & Co. LLC (Axalta Coating Systems Ltd.) 17.94% 12/18/25	115,600	3,462,436
Mizuho Securities USA LLC (Air Products & Chemicals, Inc.) 18.02% 01/15/26	28,700	7,330,944

		18,266,749

Commercial Services & Supplies — 0.5%
JP Morgan Securities LLC (Rentokil Initial PLC) 13.22% 12/11/25	GBP 1,930,300	10,623,696

Communications Equipment — 0.6%
JP Morgan Securities LLC (Cisco Systems, Inc.) Series MXWT 17.71% 12/22/25	USD 159,200	12,116,177

Consumer Staples Distribution & Retail — 1.0%
Nomura Securities International, Inc. (Sysco Corp.) 13.36% 12/08/25	49,600	3,783,545
SG Americas Securities LLC (Dollar General Corp.) 35.23% 12/26/25	143,200	15,398,517

		19,182,062

Containers & Packaging — 0.5%
BMO Capital Markets Corp. (Sealed Air Corp.) 21.73% 01/22/26	122,900	5,274,469
JP Morgan Securities LLC (Crown Holdings, Inc.) Series BSKj 14.50% 12/15/25	43,200	4,203,383

		9,477,852

Diversified Telecommunication Services — 0.3%
BNP Paribas Securities Corporation (Verizon Communications, Inc.) 21.09% 01/22/26	153,200	6,241,368

Electric Utilities — 1.2%
BNP Paribas Securities Corporation (Evergy, Inc.) 17.77% 01/15/26	80,300	6,234,881
Nomura Securities International, Inc. (American Electric Power Co., Inc.) 18.55% 01/22/26	36,500	4,415,774
Nomura Securities International, Inc. (Exelon Corp.) 19.86% 12/04/25	221,700	10,461,414
Toronto-Dominion Bank (PG&E Corp.) 19.21% 12/15/25	210,600	3,398,262

		24,510,331

Electronic Equipment, Instruments & Components — 0.3%
BMO Capital Markets Corp. (CDW Corp.) 27.00% 01/12/26	39,500	5,495,801

Entertainment — 0.1%
JP Morgan Securities LLC (Walt Disney Co. (The)) Series DM02 25.28% 12/04/25	17,800	1,867,964

Financial Services — 1.4%
Morgan Stanley & Co. LLC (Fidelity National Information Services, Inc.) 26.10% 12/26/25	251,200	16,603,027

Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley & Co. LLC (Voya Financial, Inc.) 21.49% 01/20/26	USD 124,300	$8,772,431
SG Americas Securities LLC (Global Payments, Inc.) 41.25% 12/22/25	39,600	3,057,641

		28,433,099

Food Products — 0.9%
Mizuho Securities USA LLC (Campbell’s Co. (The)) 30.72% 01/15/26	190,000	5,752,827
Toronto-Dominion Bank (Kraft Heinz Co. (The)) 26.72% 12/15/25	216,800	5,537,089
UBS Securities LLC (Lamb Weston Holdings, Inc.) 25.60% 12/08/25	106,900	6,325,066

		17,614,982

Ground Transportation — 0.3%
Citigroup Global Markets, Inc. (CSX Corp.) 20.15% 01/12/26	67,900	2,385,756
Mizuho Securities USA LLC (Union Pacific Corp.) 17.77% 01/20/26	14,500	3,260,527

		5,646,283

Health Care Equipment & Supplies — 2.3%
Morgan Stanley & Co. LLC (Baxter International, Inc.) Series 000l 20.65% 01/22/26	708,900	13,228,074
Nomura Securities International, Inc. (Medtronic PLC) 16.18% 12/08/25	173,200	16,962,799
SG Americas Securities LLC (Becton Dickinson & Co.) 20.81% 12/22/25	79,400	14,834,338

		45,025,211

Health Care Providers & Services — 2.3%
JP Morgan Securities LLC (Cardinal Health, Inc.) Series MXWU 19.08% 12/22/25	76,100	14,957,262
Mizuho Securities USA LLC (Elevance Health, Inc.) 23.90% 12/15/25	31,400	10,552,698
RBC Capital Markets LLC (Centene Corp.) 31.51% 01/12/26	76,400	2,843,334
RBC Capital Markets LLC (CVS Health Corp.) 23.75% 01/22/26	223,700	17,545,330

		45,898,624

Health Care REITs — 0.3%
Morgan Stanley & Co. LLC (Healthcare Realty Trust, Inc.) 24.38% 01/20/26	289,600	5,329,246

Hotels, Restaurants & Leisure — 0.2%
JP Morgan Securities LLC (Sodexo SA) 18.81% 12/11/25	EUR 66,400	3,539,536

Household Products — 0.5%
RBC Capital Markets LLC (Henkel AG & Co. KGaA) 15.01% 01/08/26	126,000	10,213,151

Industrial REITs — 0.6%
JP Morgan Securities LLC (STAG Industrial, Inc.) Series 000U 18.77% 12/08/25	USD 125,400	4,818,434
Morgan Stanley & Co. LLC (Rexford Industrial Realty, Inc.) 23.68% 01/20/26	181,300	7,516,678

		12,335,112

Insurance — 1.2%
Barclays Capital, Inc. (Fidelity National Financial, Inc.) 23.01% 01/22/26	102,700	5,983,622
Goldman Sachs & Co. LLC (Willis Towers Watson PLC) 14.62% 12/15/25	24,400	7,881,757

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
RBC Capital Markets LLC (Fidelity National Financial, Inc.) 17.49% 01/20/26	USD 44,400	$2,606,707

SG Americas Securities LLC (American International Group, Inc.) 18.77% 12/26/25	81,300	6,225,235

		22,697,321

Interactive Media & Services — 1.3%
BNP Paribas Securities Corporation (Alphabet, Inc.) 25.56% 01/15/26	57,700	17,420,351

Mizuho Securities USA LLC (Meta Platforms, Inc.) 17.07% 01/20/26	13,300	8,338,734

		25,759,085

IT Services — 0.2%
Nomura Securities International, Inc. (Cognizant Technology Solutions Corp.) 24.31% 01/12/26	58,300	4,336,214

Leisure Products — 0.3%
SG Americas Securities LLC (Hasbro, Inc.) 24.59% 12/26/25	79,300	6,464,040

Machinery — 0.6%
Morgan Stanley & Co. LLC (Fortive Corp.) Series 000m 13.63% 01/22/26	101,100	5,376,832

SG Americas Securities LLC (Middleby Corp. (The)) 23.83% 12/26/25	36,400	4,308,032

UBS Securities LLC (CNH Industrial NV) 18.50% 12/04/25	292,300	2,761,424

		12,446,288

Media — 0.3%
BNP Paribas Securities Corporation (Comcast Corp.) 33.78% 01/12/26	242,000	6,492,383

Metals & Mining — 0.2%
Mizuho Securities USA LLC (Barrick Mining Corp.) 34.67% 01/12/26	120,700	4,791,455

Multi-Utilities — 0.4%
RBC Capital Markets LLC (Dominion Energy, Inc.) 18.81% 01/20/26	121,500	7,560,172

Oil, Gas & Consumable Fuels — 1.6%
Barclays Capital, Inc. (BP PLC) 23.11% 12/11/25	GBP 2,945,700	17,022,184

Barclays Capital, Inc. (Shell PLC) 12.42% 01/08/26	370,900	13,702,831

		30,725,015

Pharmaceuticals — 1.4%
Barclays Capital, Inc. (Sanofi SA) 17.96% 12/11/25	EUR 140,300	13,953,248

JP Morgan Securities LLC (Bayer AG) Series DMUM 35.57% 01/08/26	209,400	6,899,468

Mizuho Securities USA LLC (Bristol-Myers Squibb Co.) 33.87% 01/15/26	USD 130,200	6,261,936

		27,114,652

Professional Services — 1.3%
Barclays Capital, Inc. (SS&C Technologies Holdings, Inc.) 21.27% 01/22/26	117,600	9,887,331

Goldman Sachs & Co. LLC (Maximus, Inc.) 18.77% 12/15/25	58,900	5,085,937

SG Americas Securities LLC (SS&C Technologies Holdings, Inc.) 17.15% 12/26/25	117,800	10,101,355

		25,074,623

Residential REITs — 0.3%
Citigroup Global Markets, Inc. (AvalonBay Communities, Inc.) 19.44% 01/15/26	32,400	5,836,138

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Citigroup Global Markets, Inc. (STMicroelectronics NV) 24.20% 12/18/25	USD 86,400	$2,008,978

Mizuho Securities USA LLC (NVIDIA Corp.) 31.87% 12/08/25	15,300	2,713,137

		4,722,115

Software — 1.1%
Citigroup Global Markets, Inc. (Microsoft Corp.) 19.50% 12/18/25	28,000	13,947,515

JP Morgan Securities LLC (Workday, Inc.) Series BSKi 23.08% 12/15/25	31,600	6,898,942

		20,846,457

Specialized REITs — 0.2%
UBS Securities LLC (Crown Castle, Inc.) 17.40% 12/04/25	38,600	3,529,048

Technology Hardware, Storage & Peripherals — 1.8%
Goldman Sachs & Co. LLC (Western Digital Corp.) 43.49% 12/18/25	115,300	15,974,046

Mizuho Securities USA LLC (Hewlett Packard Enterprise Co.) 30.27% 01/20/26	414,800	8,869,042

UBS Securities LLC (HP, Inc.) 23.50% 12/04/25	403,000	9,865,408

		34,708,496

Textiles, Apparel & Luxury Goods — 0.4%
Royal Bank of Canada (Swatch Group AG (The)) 22.56% 01/08/26	CHF 40,300	8,201,765

Tobacco — 0.4%
Barclays Capital, Inc. (British American Tobacco PLC) 21.63% 01/08/26	GBP 155,900	8,574,119

Trading Companies & Distributors — 0.7%
RBC Capital Markets LLC (WESCO International, Inc.) 24.84% 01/20/26	USD 50,100	12,987,444

Wireless Telecommunication Services — 0.1%
Goldman Sachs & Co. LLC (Rogers Communications, Inc.) 18.36% 12/15/25	47,000	1,830,535

Total Equity-Linked Notes — 36.2% (Cost: $712,435,244)		716,314,219

Total Long-Term Investments — 98.7% (Cost: $1,740,338,436)		1,951,485,829

	Shares
Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	1,381,209	1,381,900
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	70,347,502	70,347,502

Total Short-Term Securities — 3.6% (Cost: $71,729,402)		71,729,402

Total Investments — 102.3% (Cost: $1,812,067,838)		2,023,215,231
Liabilities in Excess of Other Assets — (2.3)%		(45,776,357)

Net Assets — 100.0%		$1,977,438,874

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,296,800	$—	$(4,915,167	)(a)	$267	$—	$1,381,900	1,381,209	$5,859	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	83,051,080	—	(12,703,578	)(a)	—	—	70,347,502	70,347,502	1,460,380		—

					$267	$—	$71,729,402		$1,466,239		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$30,608,948	$3,289,401	$—	$33,898,349
Air Freight & Logistics	5,640,413	—	—	5,640,413
Automobile Components	6,517,690	—	—	6,517,690
Automobiles	7,088,431	—	—	7,088,431
Banks	122,270,894	—	—	122,270,894
Beverages	19,048,161	—	—	19,048,161
Broadline Retail	49,551,146	—	—	49,551,146
Building Products	16,908,877	—	—	16,908,877
Capital Markets	37,346,586	—	—	37,346,586
Chemicals	36,957,210	—	—	36,957,210
Commercial Services & Supplies	—	15,039,773	—	15,039,773
Communications Equipment	17,636,802	—	—	17,636,802
Consumer Staples Distribution & Retail	32,316,849	—	—	32,316,849
Containers & Packaging	21,449,376	—	—	21,449,376
Diversified Telecommunication Services	8,528,228	—	—	8,528,228
Electric Utilities	31,394,664	—	—	31,394,664
Electronic Equipment, Instruments & Components	20,991,832	—	—	20,991,832
Entertainment	2,652,598	—	—	2,652,598
Financial Services	34,144,956	—	—	34,144,956
Food Products	24,706,189	—	—	24,706,189
Ground Transportation	13,901,594	—	—	13,901,594
Health Care Equipment & Supplies	72,114,755	—	—	72,114,755
Health Care Providers & Services	63,159,478	—	—	63,159,478
Health Care REITs	7,146,032	—	—	7,146,032
Hotels, Restaurants & Leisure	—	6,758,345	—	6,758,345
Household Products	—	14,631,139	—	14,631,139
Industrial REITs	17,183,477	—	—	17,183,477
Insurance	20,710,002	—	—	20,710,002

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Interactive Media & Services	$37,391,788	$—	$—	$37,391,788
IT Services	6,425,529	—	—	6,425,529
Leisure Products	9,068,406	—	—	9,068,406
Machinery	19,985,264	—	—	19,985,264
Media	11,310,582	15,978,888	—	27,289,470
Metals & Mining	23,309,981	—	—	23,309,981
Multi-Utilities	14,174,094	—	—	14,174,094
Oil, Gas & Consumable Fuels	21,659,018	40,982,431	—	62,641,449
Pharmaceuticals	8,673,714	30,472,019	—	39,145,733
Professional Services	47,967,688	—	—	47,967,688
Residential REITs	8,174,018	—	—	8,174,018
Semiconductors & Semiconductor Equipment	9,663,047	—	—	9,663,047
Software	32,017,161	—	—	32,017,161
Specialized REITs	5,006,982	—	—	5,006,982
Technology Hardware, Storage & Peripherals	36,589,502	44,005,052	—	80,594,554
Textiles, Apparel & Luxury Goods	—	9,249,134	—	9,249,134
Tobacco	—	13,167,829	—	13,167,829
Trading Companies & Distributors	27,557,135	—	—	27,557,135
Wireless Telecommunication Services	2,648,502	—	—	2,648,502
Equity-Linked Notes	—	716,314,219	—	716,314,219
Short-Term Securities
Money Market Funds	71,729,402	—	—	71,729,402

	$1,113,327,001	$909,888,230	$—	$2,023,215,231

See notes to financial statements.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 13.5%
Axon Enterprise, Inc.(a)	403,798	$218,107,452
BWX Technologies, Inc.	601,614	107,616,712
HEICO Corp.(b)	612,756	194,188,504
Howmet Aerospace, Inc.(b)	1,612,095	329,818,516
Loar Holdings, Inc.(a)	973,693	66,649,286

		916,380,470

Automobiles — 1.6%
Ferrari NV	270,954	106,186,873

Biotechnology — 2.6%
Natera, Inc.(a)	736,956	175,992,462

Broadline Retail — 2.0%
Coupang, Inc., Class A(a)	4,796,748	135,076,424

Capital Markets — 7.9%
Ares Management Corp., Class A	1,108,058	173,798,897
Robinhood Markets, Inc., Class A(a)	1,138,638	146,303,596
TPG, Inc., Class A	2,305,699	136,220,697
Tradeweb Markets, Inc., Class A	750,302	81,677,876

		538,001,066

Commercial Services & Supplies — 1.7%
Copart, Inc.(a)	80,715	3,146,271
Rollins, Inc.	1,835,829	112,866,767

		116,013,038

Communications Equipment — 3.6%
Ciena Corp.(a)	365,993	74,739,431
Lumentum Holdings, Inc.(a)(b)	520,872	169,366,739

		244,106,170

Construction & Engineering — 3.8%
Comfort Systems U.S.A., Inc.	200,899	196,266,269
Quanta Services, Inc.	139,263	64,740,583

		261,006,852

Consumer Finance — 0.1%
Figure Technology Solutions, Inc., Class A(a)(b)	229,550	8,318,892

Electric Utilities — 2.0%
NRG Energy, Inc.	810,569	137,383,340

Electrical Equipment — 4.4%
Vertiv Holdings Co., Class A	1,662,753	298,846,597

Electronic Equipment, Instruments & Components — 5.1%
Celestica, Inc.(a)	429,374	147,880,699
Corning, Inc.	926,016	77,970,547
Fabrinet(a)	53,769	24,702,016
Teledyne Technologies, Inc.(a)	93,420	46,665,159
Trimble, Inc.(a)	560,873	45,666,280

		342,884,701

Entertainment — 5.9%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	1,432,511	137,492,406
Live Nation Entertainment, Inc.(a)(b)	750,859	98,700,415
ROBLOX Corp., Class A(a)	1,328,522	126,249,446
Take-Two Interactive Software, Inc.(a)	165,114	40,629,602

		403,071,869

Financial Services — 2.4%
Affirm Holdings, Inc., Class A(a)	2,279,491	161,729,886

Health Care Equipment & Supplies — 7.3%
Dexcom, Inc.(a)	2,551,218	161,925,806

Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(a)	257,343	$193,748,398
Masimo Corp.(a)(b)	1,005,786	143,254,100

		498,928,304

Health Care Providers & Services — 2.6%
Cencora, Inc.	479,035	176,730,382

Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	283,049	14,560,041

Hotels, Restaurants & Leisure — 1.8%
Planet Fitness, Inc., Class A(a)	906,132	101,459,600
Wingstop, Inc.(b)	67,581	17,890,718

		119,350,318

Independent Power and Renewable Electricity Producers — 1.7%
Vistra Corp.	654,029	116,979,627

IT Services — 5.2%
Cloudflare, Inc., Class A(a)	838,024	167,780,785
MongoDB, Inc., Class A(a)	196,237	65,223,292
Snowflake, Inc., Class A(a)	452,006	113,561,988
Wix.com Ltd.(a)	79,833	7,640,816

		354,206,881

Life Sciences Tools & Services — 1.3%
Repligen Corp.(a)	469,930	80,367,429
Waters Corp.(a)(b)	7,275	2,934,880
West Pharmaceutical Services, Inc.	11,719	3,249,093

		86,551,402

Oil, Gas & Consumable Fuels — 0.2%
Expand Energy Corp.	107,449	13,101,257

Professional Services — 0.9%
Verisk Analytics, Inc.	261,130	58,772,529

Real Estate Management & Development — 1.6%
CoStar Group, Inc.(a)	1,566,190	107,753,872

Semiconductors & Semiconductor Equipment — 6.5%
ASM International NV	98,789	54,647,958
Lattice Semiconductor Corp.(a)(b)	969,723	68,084,252
MACOM Technology Solutions Holdings, Inc.(a)	74,645	13,062,129
Monolithic Power Systems, Inc.	150,690	139,865,937
Teradyne, Inc.	373,761	67,983,388
Tower Semiconductor Ltd.(a)	916,407	99,072,761

		442,716,425

Software — 7.0%
AppLovin Corp., Class A(a)	150,221	90,054,485
Bentley Systems, Inc., Class B	1,609,403	67,530,550
BitMine Immersion Technologies, Inc.(a)(b)	3,374,559	111,765,394
Cadence Design Systems, Inc.(a)	21,460	6,692,086
Guidewire Software, Inc.(a)	506,675	109,431,667
Nutanix, Inc., Class A(a)	1,102,188	52,684,586
Tyler Technologies, Inc.(a)	79,191	37,189,678

		475,348,446

Specialty Retail — 4.6%
Carvana Co., Class A(a)(b)	720,783	269,933,233
Floor & Decor Holdings, Inc., Class A(a)(b)	629,948	40,077,292

		310,010,525

Trading Companies & Distributors — 1.2%
Fastenal Co.	2,087,623	84,339,969

Total Common Stocks — 98.7% (Cost: $4,765,460,455)		6,704,348,618

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Other Interests(a)(c)(d)
GCI Liberty, Inc., Class A	USD	1,529	$15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 98.7% (Cost: $4,765,460,455)			6,704,348,633

	Shares

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)		102,942,913	102,994,385
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(e)(f)		90,585,742	90,585,742

Total Short-Term Securities — 2.9% (Cost: $193,572,515)			193,580,127

Total Investments — 101.6% (Cost: $4,959,032,970)			6,897,928,760

Liabilities in Excess of Other Assets — (1.6)%			(108,800,922)

Net Assets — 100.0%			$6,789,127,838

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$351,344,459	$—		$(248,369,904	)(a)	$40,517	$(20,687)	$102,994,385	102,942,913	$210,558	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	186,976	90,398,766	(a)	—		—	—	90,585,742	90,585,742	359,871		—

						$40,517	$(20,687)	$193,580,127		$570,429		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$916,380,470	$—	$—	$916,380,470
Automobiles	106,186,873	—	—	106,186,873
Biotechnology	175,992,462	—	—	175,992,462
Broadline Retail	135,076,424	—	—	135,076,424
Capital Markets	538,001,066	—	—	538,001,066
Commercial Services & Supplies	116,013,038	—	—	116,013,038
Communications Equipment	244,106,170	—	—	244,106,170
Construction & Engineering	261,006,852	—	—	261,006,852
Consumer Finance	8,318,892	—	—	8,318,892
Electric Utilities	137,383,340	—	—	137,383,340
Electrical Equipment	298,846,597	—	—	298,846,597
Electronic Equipment, Instruments & Components	342,884,701	—	—	342,884,701
Entertainment	403,071,869	—	—	403,071,869
Financial Services	161,729,886	—	—	161,729,886
Health Care Equipment & Supplies	498,928,304	—	—	498,928,304
Health Care Providers & Services	176,730,382	—	—	176,730,382
Health Care Technology	14,560,041	—	—	14,560,041
Hotels, Restaurants & Leisure	119,350,318	—	—	119,350,318
Independent Power and Renewable Electricity Producers	116,979,627	—	—	116,979,627
IT Services	354,206,881	—	—	354,206,881
Life Sciences Tools & Services	86,551,402	—	—	86,551,402
Oil, Gas & Consumable Fuels	13,101,257	—	—	13,101,257
Professional Services	58,772,529	—	—	58,772,529
Real Estate Management & Development	107,753,872	—	—	107,753,872
Semiconductors & Semiconductor Equipment	388,068,467	54,647,958	—	442,716,425
Software	475,348,446	—	—	475,348,446
Specialty Retail	310,010,525	—	—	310,010,525
Trading Companies & Distributors	84,339,969	—	—	84,339,969
Other Interests	—	—	15	15

Short-Term Securities
Money Market Funds	193,580,127	—	—	193,580,127

	$6,843,280,787	$54,647,958	$15	$6,897,928,760

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) November 30, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AeroVironment, Inc.(a)	88,741	$24,799,560
Kratos Defense & Security Solutions, Inc.(a)	457,567	34,820,849

		59,620,409

Automobiles — 1.5%
Tesla, Inc.(a)	232,616	100,064,425

Broadline Retail — 2.5%
Amazon.com, Inc.(a)	452,646	105,566,100
MercadoLibre, Inc.(a)	33,201	68,785,168

		174,351,268

Capital Markets — 1.7%
CME Group, Inc., Class A	184,959	52,058,560
Futu Holdings Ltd., ADR	218,701	37,104,812
Robinhood Markets, Inc., Class A(a)	200,533	25,766,485

		114,929,857

Communications Equipment — 1.5%
Arista Networks, Inc.(a)	554,428	72,452,651
Cisco Systems, Inc	394,276	30,335,596

		102,788,247

Diversified Consumer Services — 0.2%
Stubhub Holdings, Inc., Class A(a)(b)	1,286,755	15,093,636
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(c)(d)	2,241	—

		15,093,636

Electrical Equipment — 1.6%
Siemens Energy AG(a)	503,933	67,477,803
Vertiv Holdings Co., Class A	247,236	44,435,726

		111,913,529

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	430,707	60,686,616
Flex Ltd.(a)	1,203,714	71,151,535

		131,838,151

Entertainment — 3.7%
Netflix, Inc.(a)	375,272	40,371,762
Nintendo Co. Ltd.	532,700	45,150,002
Spotify Technology SA(a)	153,671	92,028,952
Take-Two Interactive Software, Inc.(a)	318,326	78,330,479

		255,881,195

Financial Services — 0.4%
Klarna Group PLC(a)(b)	535,139	16,840,824
Klarna Group PLC(a)	307,200	9,667,584

		26,508,408

Hotels, Restaurants & Leisure — 0.5%
DoorDash, Inc., Class A(a)	171,476	34,015,694

Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	798,361	255,619,225
Meta Platforms, Inc., Class A	405,833	262,959,492
Tencent Holdings Ltd.	508,700	40,193,172

		558,771,889

IT Services — 5.1%
Farmer’s Business Network, Inc.(a)(c)	194,200	200,026
International Business Machines Corp.	116,972	36,095,220
Shopify, Inc., Class A(a)	555,340	88,099,137
Snowflake, Inc., Class A(a)	899,699	226,040,377

		350,434,760

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 38.8%
Advanced Micro Devices, Inc.(a)	706,349	$153,652,098
Advantest Corp.	1,373,200	182,718,727
Astera Labs, Inc.(a)	204,146	32,167,285
Broadcom, Inc.	1,680,805	677,297,183
Intel Corp.(a)	2,013,053	81,649,430
Lam Research Corp.	1,113,395	173,689,620
Monolithic Power Systems, Inc.	123,527	114,654,056
NVIDIA Corp.(b)	5,367,091	949,975,107
SambaNova Systems, Inc. (Acquired 10/22/25, cost $3,000,000)(a)(c)(d)	3,000,000	3,060,000
SK hynix, Inc	193,247	69,997,785
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	750,080	218,655,821

		2,657,517,112

Software — 20.0%
AppLovin Corp., Class A(a)	222,919	133,635,482
Autodesk, Inc.(a)	161,350	48,943,909
Cadence Design Systems, Inc.(a)	245,489	76,553,290
Crowdstrike Holdings, Inc., Class A(a)	187,567	95,501,614
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(c)(d)	319,983	57,052,969
Figma, Inc., Class A(a)(b)	285,756	10,278,643
Guidewire Software, Inc.(a)	159,736	34,499,781
Microsoft Corp.	1,095,795	539,142,098
Oracle Corp.	903,639	182,489,896
Palantir Technologies, Inc., Class A(a)	218,340	36,779,373
Palo Alto Networks, Inc.(a)	405,472	77,092,391
Rubrik, Inc., Class A(a)	511,390	35,449,555
Samsara, Inc., Class A(a)	957,894	36,428,709
SAP SE	17,905	4,322,447
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(c)(d)	149,520	734,143

		1,368,904,300

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(c)(d)	304,000	103,930

Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	1,525,435	425,367,550
Samsung Electronics Co. Ltd.	937,089	64,361,953

		489,729,503

Wireless Telecommunication Services — 1.8%
SoftBank Group Corp.	1,165,100	125,319,284

Total Common Stocks — 97.4% (Cost: $3,179,228,812)		6,677,785,597

Preferred Securities

Preferred Stocks — 2.7%

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(c)(d)	2,371	—

Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $10,748,384)(a)(c)(d)	94,889	22,130,013

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.4%
PsiQuantum Corp., Series C, (Acquired 09/09/19,cost $2,698,454)(a)(c)(d)	581,814	$23,144,561
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, cost $9,804,574)(a)(c)(d)	184,153	4,141,601

		27,286,162

Software — 2.0%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(c)(d)	253,604	51,572,909
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(c)(d)	258,450	46,081,635
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(c)(d)	211,425	37,697,078
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(c)(d)	7,120	37,238
Series B, (Acquired 03/05/21, cost $314,315)(a)(c)(d)	11,480	67,617
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(c)(d)	304,000	2,362,080
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(c)(d)	17,880	89,042
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(c)(d)	6,600	32,736

		137,940,335

Total Preferred Securities — 2.7% (Cost: $91,571,957)		187,356,510

Warrants(a)(c)

Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 100.1% (Cost: $3,270,800,769)		6,865,142,107

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	64,855,157	$64,887,584

Total Short-Term Securities — 0.9% (Cost: $64,887,542)		64,887,584

Total Investments — 101.0% (Cost: $3,335,688,311)		6,930,029,691

Liabilities in Excess of Other Assets — (1.0)%		(71,439,831)

Net Assets — 100.0%		$6,858,589,860

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $248,307,552, representing 3.6% of its net assets as of period end, and an original cost of $108,630,658.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Technology Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,833,200	$56,054,867	(a)	$—		$(525)	$42	$64,887,584	64,855,157	$627,562	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	153,923,002	—		(153,923,002	)(a)	—	—	—	—	817,780		—

						$(525)	$42	$64,887,584		$1,445,342		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$59,620,409	$—	$—	$59,620,409
Automobiles	100,064,425	—	—	100,064,425
Broadline Retail	174,351,268	—	—	174,351,268
Capital Markets	114,929,857	—	—	114,929,857
Communications Equipment	102,788,247	—	—	102,788,247
Diversified Consumer Services	15,093,636	—	—	15,093,636
Electrical Equipment	44,435,726	67,477,803	—	111,913,529
Electronic Equipment, Instruments & Components	131,838,151	—	—	131,838,151
Entertainment	210,731,193	45,150,002	—	255,881,195
Financial Services	16,840,824	9,667,584	—	26,508,408
Hotels, Restaurants & Leisure	34,015,694	—	—	34,015,694
Interactive Media & Services	518,578,717	40,193,172	—	558,771,889
IT Services	350,234,734	—	200,026	350,434,760
Semiconductors & Semiconductor Equipment	2,401,740,600	252,716,512	3,060,000	2,657,517,112
Software	1,306,794,741	4,322,447	57,787,112	1,368,904,300
Specialty Retail	—	—	103,930	103,930
Technology Hardware, Storage & Peripherals	425,367,550	64,361,953	—	489,729,503
Wireless Telecommunication Services	—	125,319,284	—	125,319,284
Preferred Securities	—	—	187,356,510	187,356,510
Warrants	—	—	—	—

Short-Term Securities
Money Market Funds	64,887,584	—	—	64,887,584

	$6,072,313,356	$609,208,757	$248,507,578	$6,930,029,691

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Technology Opportunities Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2025	$44,662,809	$100,074,838	$—	(c)	$144,737,647
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—
Accrued discounts/premiums	—	—	—		—
Net realized gain (loss)	—	—	—		—
Net change in unrealized appreciation (depreciation)(a)(b)	24,505,431	51,531,723	—		76,037,154
Purchases	3,000,000	35,749,949	—		38,749,949
Sales	(11,017,172)	—	—		(11,017,172)

Closing Balance, as of November 30, 2025	$61,151,068	$187,356,510	$—	(c)	$248,507,578

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025(b)	$24,986,755	$51,531,723	$—		$76,518,478

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$61,151,068	Market	Revenue Multiple	1.00x - 22.00x	21.68x
			Volatility	70%	—
			Time to Exit	3.0 years	—
		Income	Discount Rate	17%	—
Preferred Stocks	187,356,510	Market	Revenue Multiple	1.35x - 22.00x	21.16x
			Volatility	70% - 90%	73%
			Time to Exit	3.0 - 4.0 years	3.8 years
			Market Adjustment Multiple	1.20x	—

	248,507,578

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

November 30, 2025

,	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,823,738,618	$264,908,119	$6,751,173,960
Investments, at value — affiliated(c)	6,696,251	5,840,448	71,876,864
Cash	—	39,685	3,719
Foreign currency, at value(d)	—	23,760	—
Receivables:
Investments sold	12,384,320	—	4,279,504
Securities lending income — affiliated	—	32	65,975
Capital shares sold	682,047	53,142	1,559,331
Dividends — unaffiliated	1,436,453	1,256,410	7,978,378
Dividends — affiliated	16,382	12,339	115,030
From the Manager	77,860	12,259	—
Prepaid expenses	70,122	22,020	84,624

Total assets	3,845,102,053	272,168,214	6,837,137,385

LIABILITIES
Collateral on securities loaned	—	790,347	33,085,390
Payables:
Investments purchased	15,698,310	—	6,201,072
Administration fees	—	9,420	297,212
Capital shares redeemed	1,468,727	65,952	3,883,436
Interest expense	—	5,571	—
Investment advisory fees	1,883,437	165,955	3,629,955
IRS compliance fee for foreign withholding tax claims	—	24,335	—
Directors’ and Officer’s fees	2,906	1,022	8,865
Other accrued expenses	126,565	67,154	360,655
Other affiliate fees	26,911	6,495	89,393
Professional fees	21,822	1,302	23,089
Service and distribution fees	507,110	45,941	726,508
Transfer agent fees	538,521	107,251	1,407,152

Total liabilities	20,274,309	1,290,745	49,712,727

Commitments and contingent liabilities

NET ASSETS	$3,824,827,744	$270,877,469	$6,787,424,658

NET ASSETS CONSIST OF:
Paid-in capital	$1,234,710,323	$452,657,109	$3,243,410,446
Accumulated earnings (loss)	2,590,117,421	(181,779,640)	3,544,014,212

NET ASSETS	$3,824,827,744	$270,877,469	$6,787,424,658

(a) Investments, at cost — unaffiliated	$1,822,709,845	$178,299,808	$3,566,900,189
(b) Securities loaned, at value	$—	$737,258	$32,612,787
(c) Investments, at cost — affiliated	$6,696,251	$5,840,448	$71,872,709
(d) Foreign currency, at cost	$—	$23,744	$—

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

,	BlackRock Capital Appreciation Fund, Inc.		BlackRock Energy Opportunities Fund		BlackRock Health Sciences Opportunities Portfolio
NET ASSET VALUE

Institutional
Net assets		$881,727,844		$94,328,888	$3,373,667,952

Shares outstanding		19,207,471		6,454,727	44,913,716

Net asset value		$45.91		$14.61	$75.11

Shares authorized		300 million		Unlimited	Unlimited

Par value		$0.10		$0.001	$0.001

Service
Net assets	$	N/A	$	N/A	$24,615,475

Shares outstanding		N/A		N/A	353,455

Net asset value	$	N/A	$	N/A	$69.64

Shares authorized		N/A		N/A	Unlimited

Par value	$	N/A	$	N/A	$0.001

Investor A
Net assets		$2,264,105,997		$161,297,853	$2,471,394,152

Shares outstanding		58,422,397		11,404,956	35,692,238

Net asset value		$38.75		$14.14	$69.24

Shares authorized		300 million		Unlimited	Unlimited

Par value		$0.10		$0.001	$0.001

Investor C
Net assets		$39,642,214		$15,250,728	$174,913,617

Shares outstanding		2,370,935		1,124,205	3,233,506

Net asset value		$16.72		$13.57	$54.09

Shares authorized		300 million		Unlimited	Unlimited

Par value		$0.10		$0.001	$0.001

Class K
Net assets		$613,172,176	$	N/A	$510,580,681

Shares outstanding		13,152,761		N/A	6,778,703

Net asset value		$46.62	$	N/A	$75.32

Shares authorized		300 million		N/A	Unlimited

Par value		$0.10	$	N/A	$0.001

Class R
Net assets		$26,179,513	$	N/A	$232,252,781

Shares outstanding		1,065,461		N/A	3,499,224

Net asset value		$24.57	$	N/A	$66.37

Shares authorized		500 million		N/A	Unlimited

Par value		$0.10	$	N/A	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	25

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,951,485,829	$6,704,348,633	$6,865,142,107
Investments, at value — affiliated(c)	71,729,402	193,580,127	64,887,584
Cash	158,867	3,218	—
Foreign currency, at value(d)	4,066,898	4,134	2,480
Receivables:
Investments sold	469,953	13,132,480	63,748,101
Securities lending income — affiliated	982	23,033	227,164
Capital shares sold	1,442,320	3,736,363	4,559,183
Dividends — unaffiliated	1,687,084	2,683,583	1,699,771
Dividends — affiliated	278,157	78,204	34,078
Interest — unaffiliated	5,494,598	—	—
From the Manager	91,809	85,236	4,857
Prepaid expenses	94,423	79,965	82,682

Total assets	2,037,000,322	6,917,754,976	7,000,388,007

LIABILITIES
Bank overdraft	—	—	93,102
Collateral on securities loaned	1,381,900	102,768,977	64,888,067
Payables:
Investments purchased	50,147,091	6,409,729	55,966,252
Administration fees	62,461	233,405	242,172
Capital shares redeemed	5,854,780	13,061,042	13,444,606
Income dividend distributions	367,102	—	—
Investment advisory fees	1,139,295	3,610,750	4,265,318
Directors’ and Officer’s fees	2,183	16,477	5,586
Other accrued expenses	91,624	308,957	455,637
Other affiliate fees	7,009	30,282	29,483
Professional fees	18,738	16,916	12,518
Service and distribution fees	113,853	416,756	810,779
Transfer agent fees	375,412	1,753,847	1,584,627

Total liabilities	59,561,448	128,627,138	141,798,147

Commitments and contingent liabilities

NET ASSETS	$1,977,438,874	$6,789,127,838	$6,858,589,860

NET ASSETS CONSIST OF:
Paid-in capital	$1,890,207,390	$3,886,425,667	$2,857,831,493
Accumulated earnings	87,231,484	2,902,702,171	4,000,758,367

NET ASSETS	$1,977,438,874	$6,789,127,838	$6,858,589,860

(a) Investments, at cost — unaffiliated	$1,740,338,436	$4,765,460,455	$3,270,800,769
(b) Securities loaned, at value	$1,353,156	$101,055,940	$62,788,752
(c) Investments, at cost — affiliated	$71,729,402	$193,572,515	$64,887,542
(d) Foreign currency, at cost	$4,066,898	$4,141	$2,480

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

	BlackRock High Equity Income Fund		BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE

Institutional
Net assets		$1,462,501,064	$3,059,994,013	$3,448,366,151

Shares outstanding		49,247,187	72,087,830	41,288,443

Net asset value		$29.70	$42.45	$83.52

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Service
Net assets	$	N/A	$21,467,856	$56,785,189

Shares outstanding		N/A	573,747	740,420

Net asset value	$	N/A	$37.42	$76.69

Shares authorized		N/A	Unlimited	Unlimited

Par value	$	N/A	$0.001	$0.001

Investor A
Net assets		$305,305,479	$1,388,030,455	$2,476,921,153

Shares outstanding		12,289,093	39,020,524	33,194,895

Net asset value		$24.84	$35.57	$74.62

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Investor C
Net assets		$64,037,213	$127,960,858	$317,606,450

Shares outstanding		4,153,143	5,020,603	5,604,869

Net asset value		$15.42	$25.49	$56.67

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Class K
Net assets		$145,595,118	$2,138,956,558	$501,158,876

Shares outstanding		4,905,520	50,013,297	5,974,590

Net asset value		$29.68	$42.77	$83.88

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Class R
Net assets	$	N/A	$52,718,098	$57,752,041

Shares outstanding		N/A	1,534,783	777,733

Net asset value	$	N/A	$34.35	$74.26

Shares authorized		N/A	Unlimited	Unlimited

Par value	$	N/A	$0.001	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	27

Statements of Operations (unaudited)

Six Months Ended November 30, 2025

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$10,123,111(a)	$5,041,280	$41,319,322
Dividends — affiliated	133,066	66,062	1,241,410
Securities lending income — affiliated — net	18,102	243	355,284
Foreign taxes withheld	(120,006)	(162,974)	(22,448)
Foreign withholding tax claims	—	155,534	244,869
IRS compliance fee for foreign withholding tax claims	—	(924)	—

Total investment income	10,154,273	5,099,221	43,138,437

EXPENSES
Investment advisory	11,753,830	1,022,109	21,455,322
Service and distribution — class specific	3,102,376	282,000	4,302,185
Transfer agent — class specific	1,464,941	249,528	3,429,991
Accounting services	122,481	25,747	191,297
Professional	97,292	72,892	63,092
Registration	63,183	32,306	78,923
Custodian	18,870	11,573	42,958
Printing and postage	18,364	17,147	31,082
Directors and Officer	15,168	4,500	25,070
Administration	—	57,920	1,122,903
Administration — class specific	—	27,266	633,781
Miscellaneous	23,457	5,723	94,596

Total expenses excluding interest expense	16,679,962	1,808,711	31,471,200
Interest expense	25,913	167	1,778

Total expenses	16,705,875	1,808,878	31,472,978

Less:
Administration fees waived by the Manager — class specific	—	(27,264)	—
Fees waived and/or reimbursed by the Manager	(287,066)	(1,657)	(22,900)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(666,377)	(101,162)	—

Total expenses after fees waived and/or reimbursed	15,752,432	1,678,795	31,450,078

Net investment income (loss)	(5,598,159)	3,420,426	11,688,359

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	608,540,105	6,675,285	409,285,590
Investments — affiliated	13,664	(8)	934
Foreign currency transactions	19,841	13,000	66,025

	608,573,610	6,688,277	409,352,549

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(130,880,846)	21,201,607	868,626,062
Investments — affiliated	—	—	1,604
Foreign currency translations	(1,720)	1,133	(43,399)

	(130,882,566)	21,202,740	868,584,267

Net realized and unrealized gain	477,691,044	27,891,017	1,277,936,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$472,092,885	$31,311,443	$1,289,625,175

(a)	Includes $3,538,530 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2025

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$82,758,137	$14,128,500	$12,457,112
Dividends — affiliated	1,460,380	359,871	817,780
Securities lending income — affiliated — net	5,859	210,558	627,562
Foreign taxes withheld	(119,914)	(42,013)	(400,504)

Total investment income	84,104,462	14,656,916	13,501,950

EXPENSES
Investment advisory	7,444,574	25,029,888	25,481,633
Transfer agent — class specific	959,551	3,989,190	3,609,221
Service and distribution — class specific	692,848	2,759,773	4,794,775
Administration	373,763	1,366,128	1,193,865
Administration — class specific	189,289	783,463	677,053
Accounting services	70,011	232,189	203,196
Registration	59,650	92,629	94,732
Professional	57,005	67,835	89,102
Custodian	46,203	70,194	60,268
Printing and postage	22,098	33,146	29,221
Trustees and Officer	9,568	32,018	26,426
Miscellaneous	57,948	44,008	41,965

Total expenses excluding interest expense	9,982,508	34,500,461	36,301,457
Interest expense	37,540	219,519	73,968

Total expenses	10,020,048	34,719,980	36,375,425

Less:
Administration fees waived by the Manager — class specific	(189,289)	(514,088)	(534,841)
Fees waived and/or reimbursed by the Manager	(563,318)	(6,454)	(15,115)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(528,417)	(957,133)	(71,084)

Total expenses after fees waived and/or reimbursed	8,739,024	33,242,305	35,754,385

Net investment income (loss)	75,365,438	(18,585,389)	(22,252,435)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	67,465,444	1,180,722,714	466,327,823
Investments — affiliated	267	40,517	(525)
Foreign currency transactions	117,320	81,991	183,410

	67,583,031	1,180,845,222	466,510,708

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	51,647,716	(923,639,469)	783,510,486
Investments — affiliated	—	(20,687)	42
Foreign currency translations	13,108	(12,464)	(96,320)

	51,660,824	(923,672,620)	783,414,208

Net realized and unrealized gain	119,243,855	257,172,602	1,249,924,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,609,293	$238,587,213	$1,227,672,481

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	29

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Energy Opportunities Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(5,598,159)	$(15,204,941)	$3,420,426	$6,935,562
Net realized gain	608,573,610	443,890,364	6,688,277	25,279,796
Net change in unrealized appreciation (depreciation)	(130,882,566)	69,779,680	21,202,740	(58,215,317)

Net increase (decrease) in net assets resulting from operations	472,092,885	498,465,103	31,311,443	(25,999,959)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(56,777,168)	(88,121,130)	(1,112,512)	(2,737,473)
Investor A	(172,783,856)	(271,930,786)	(1,693,461)	(4,137,028)
Investor C	(6,461,885)	(9,645,989)	(119,619)	(292,886)
Class K	(38,696,734)	(57,998,828)	—	—
Class R	(2,902,689)	(4,429,049)	—	—

Decrease in net assets resulting from distributions to shareholders	(277,622,332)	(432,125,782)	(2,925,592)	(7,167,387)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	37,678,483	41,389,125	(22,186,722)	(45,440,730)

NET ASSETS
Total increase (decrease) in net assets	232,149,036	107,728,446	6,199,129	(78,608,076)
Beginning of period	3,592,678,708	3,484,950,262	264,678,340	343,286,416

End of period	$3,824,827,744	$3,592,678,708	$270,877,469	$264,678,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Health Sciences Opportunities Portfolio		BlackRock High Equity Income Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,688,359	$21,004,149	$75,365,438	$154,155,909
Net realized gain (loss)	409,352,549	746,952,152	67,583,031	(49,444,267)
Net change in unrealized appreciation (depreciation)	868,584,267	(1,158,936,090)	51,660,824	(42,763,900)

Net increase (decrease) in net assets resulting from operations	1,289,625,175	(390,979,789)	194,609,293	61,947,742

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(184,399,906)	(326,473,190)	(54,976,465)	(109,099,595)
Service	(1,498,750)	(2,429,838)	—	—
Investor A	(141,301,438)	(229,221,310)	(11,636,743)	(23,182,826)
Investor C	(14,268,105)	(27,918,920)	(2,214,435)	(4,360,427)
Class K	(25,428,837)	(39,451,171)	(6,182,239)	(17,164,484)
Class R	(13,563,609)	(20,274,657)	—	—

Decrease in net assets resulting from distributions to shareholders	(380,460,645)	(645,769,086)	(75,009,882)	(153,807,332)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(568,165,585)	(830,958,717)	62,668,783	(145,700,990)

NET ASSETS
Total increase (decrease) in net assets	340,998,945	(1,867,707,592)	182,268,194	(237,560,580)
Beginning of period	6,446,425,713	8,314,133,305	1,795,170,680	2,032,731,260

End of period	$6,787,424,658	$6,446,425,713	$1,977,438,874	$1,795,170,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	31

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(18,585,389)	$(54,905,916)	$(22,252,435)	$(35,070,317)
Net realized gain	1,180,845,222	1,464,042,948	466,510,708	1,049,988,989
Net change in unrealized appreciation (depreciation)	(923,672,620)	(444,199,583)	783,414,208	(174,279,967)

Net increase in net assets resulting from operations	238,587,213	964,937,449	1,227,672,481	840,638,705

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(139,959,897)	—	(184,380,512)	(119,062,757)
Service	(1,839,659)	—	(3,201,441)	(2,282,496)
Investor A	(69,049,809)	—	(140,275,242)	(91,250,925)
Investor C	(9,163,788)	—	(24,105,547)	(16,449,865)
Class K	(112,980,650)	—	(28,783,252)	(13,171,916)
Class R	(3,527,951)	—	(3,344,498)	(2,124,025)

Decrease in net assets resulting from distributions to shareholders	(336,521,754)	—	(384,090,492)	(244,341,984)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(1,762,741,757)	(3,982,272,835)	(41,842,694)	124,995,870

NET ASSETS
Total increase (decrease) in net assets	(1,860,676,298)	(3,017,335,386)	801,739,295	721,292,591
Beginning of period	8,649,804,136	11,667,139,522	6,056,850,565	5,335,557,974

End of period	$6,789,127,838	$8,649,804,136	$6,858,589,860	$6,056,850,565

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.25		$41.93		$31.69	$31.98	$43.32	$38.32		$30.52

Net investment income (loss)(a)	(0.03	)(b)	(0.11	)(c)	(0.06)	0.00 (d)	(0.09)	(0.06)		(0.07)
Net realized and unrealized gain (loss)	5.73		6.18		11.51	1.82	(6.14)	7.06		10.81

Net increase (decrease) from investment operations	5.70		6.07		11.45	1.82	(6.23)	7.00		10.74

Distributions from net realized gain(e)	(3.04)		(4.75)		(1.21)	(2.11)	(5.11)	(2.00)		(2.94)

Net asset value, end of period	$45.91		$43.25		$41.93	$31.69	$31.98	$43.32		$38.32

Total Return(f)
Based on net asset value	13.49	%(g)	15.03%		37.03%	6.81%	(17.30)%	18.72	%(g)	38.17%

Ratios to Average Net Assets(h)
Total expenses	0.73	%(i)	0.73%		0.75%	0.73%	0.70%	0.72	%(i)	0.75%

Total expenses after fees waived and/or reimbursed	0.67	%(i)	0.70%		0.74%	0.73%	0.70%	0.72	%(i)	0.75%

Net investment income (loss)	(0.14	)%(i)	(0.27)%		(0.17)%	0.01%	(0.21)%	(0.21	)%(i)	(0.22)%

Supplemental Data
Net assets, end of period (000)	$881,728		$838,015		$784,361	$678,965	$943,275	$1,072,833		$911,484

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.32)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.16) per share and (0.38)% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$37.00		$36.54		$27.77	$28.38	$39.00	$34.74		$27.99

Net investment loss(a)	(0.07	)(b)	(0.19	)(c)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)
Net realized and unrealized gain (loss)	4.86		5.36		10.04	1.57	(5.39)	6.37		9.83

Net increase (decrease) from investment operations	4.79		5.17		9.91	1.50	(5.57)	6.26		9.69

Distributions from net realized gain(d)	(3.04)		(4.71)		(1.14)	(2.11)	(5.05)	(2.00)		(2.94)

Net asset value, end of period	$38.75		$37.00		$36.54	$27.77	$28.38	$39.00		$34.74

Total Return(e)
Based on net asset value	13.30	%(f)	14.76%		36.66%	6.53%	(17.51)%	18.51	%(f)	37.84%

Ratios to Average Net Assets(g)
Total expenses	0.97	%(h)	0.97%		1.00%	1.00%	0.97%	0.97	%(h)	1.01%

Total expenses after fees waived and/or reimbursed	0.92	%(h)	0.95%		0.99%	1.00%	0.97%	0.97	%(h)	1.01%

Net investment loss	(0.39	)%(h)	(0.52)%		(0.42)%	(0.27)%	(0.48)%	(0.46	)%(h)	(0.48)%

Supplemental Data
Net assets, end of period (000)	$2,264,106		$2,132,549		$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.11) per share and (0.57)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.62)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$17.63		$19.74		$15.52	$17.01	$25.27	$23.27		$19.81

Net investment loss(a)	(0.10	)(b)	(0.24	)(c)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)
Net realized and unrealized gain (loss)	2.23		2.80		5.50	0.78	(3.05)	4.20		6.65

Net increase (decrease) from investment operations	2.13		2.56		5.28	0.62	(3.34)	4.00		6.40

Distributions from net realized gain(d)	(3.04)		(4.67)		(1.06)	(2.11)	(4.92)	(2.00)		(2.94)

Net asset value, end of period	$16.72		$17.63		$19.74	$15.52	$17.01	$25.27		$23.27

Total Return(e)
Based on net asset value	12.78	%(f)	13.94%		35.61%	5.62%	(18.18)%	17.89	%(f)	36.73%

Ratios to Average Net Assets(g)
Total expenses	1.81	%(h)	1.80%		1.84%	1.84%	1.76%	1.77	%(h)	1.79%

Total expenses after fees waived and/or reimbursed	1.67	%(h)	1.74%		1.83%	1.84%	1.76%	1.77	%(h)	1.79%

Net investment loss	(1.14	)%(h)	(1.31)%		(1.26)%	(1.11)%	(1.28)%	(1.27	)%(h)	(1.26)%

Supplemental Data
Net assets, end of period (000)	$39,642		$38,410		$40,228	$39,581	$48,332	$72,075		$89,336

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.11) per share and (1.33)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.25) per share and (1.41)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.87		$42.46		$32.08	$32.32	$43.71	$38.63		$30.71

Net investment income (loss)(a)	(0.02	)(b)	(0.09	)(c)	(0.03)	0.02	(0.06)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	5.81		6.26		11.65	1.85	(6.20)	7.11		10.90

Net increase (decrease) from investment operations	5.79		6.17		11.62	1.87	(6.26)	7.08		10.86

Distributions from net realized gain(d)	(3.04)		(4.76)		(1.24)	(2.11)	(5.13)	(2.00)		(2.94)

Net asset value, end of period	$46.62		$43.87		$42.46	$32.08	$32.32	$43.71		$38.63

Total Return(e)
Based on net asset value	13.51	%(f)	15.10%		37.14%	6.90%	(17.22)%	18.78	%(f)	38.33%

Ratios to Average Net Assets(g)
Total expenses	0.64	%(h)	0.65%		0.65%	0.65%	0.64%	0.63	%(h)	0.64%

Total expenses after fees waived and/or reimbursed	0.62	%(h)	0.63%		0.65%	0.65%	0.63%	0.63	%(h)	0.64%

Net investment income (loss)	(0.09	)%(h)	(0.21)%		(0.08)%	0.08%	(0.15)%	(0.13	)%(h)	(0.11)%

Supplemental Data
Net assets, end of period (000)	$613,172		$560,119		$517,123	$645,860	$646,115	$845,106		$682,107

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.06) per share and (0.27)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and (0.31)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$24.52		$25.70		$19.86	$21.02	$30.12	$27.30		$22.65

Net investment loss(a)	(0.08	)(b)	(0.21	)(c)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)
Net realized and unrealized gain (loss)	3.17		3.71		7.10	1.06	(3.88)	4.97		7.76

Net increase (decrease) from investment operations	3.09		3.50		6.93	0.95	(4.11)	4.82		7.59

Distributions from net realized gain(d)	(3.04)		(4.68)		(1.09)	(2.11)	(4.99)	(2.00)		(2.94)

Net asset value, end of period	$24.57		$24.52		$25.70	$19.86	$21.02	$30.12		$27.30

Total Return(e)
Based on net asset value	13.13	%(f)	14.46%		36.14%	6.17%	(17.82)%	18.26	%(f)	37.45%

Ratios to Average Net Assets(g)
Total expenses	1.33	%(h)	1.33%		1.36%	1.37%	1.33%	1.30	%(h)	1.28%

Total expenses after fees waived and/or reimbursed	1.17	%(h)	1.26%		1.35%	1.36%	1.33%	1.30	%(h)	1.28%

Net investment loss	(0.64	)%(h)	(0.84)%		(0.78)%	(0.63)%	(0.85)%	(0.80	)%(h)	(0.75)%

Supplemental Data
Net assets, end of period (000)	$26,180		$23,586		$25,350	$23,731	$24,371	$36,933		$37,741

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.10) per share and (0.82)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.95)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$13.16		$14.60	$11.94	$13.73	$8.55	$6.64

Net investment income(a)	0.20		0.35	0.35	0.42	0.32	0.26
Net realized and unrealized gain (loss)	1.41		(1.44)	2.75	(1.88)	5.11	1.90

Net increase (decrease) from investment operations	1.61		(1.09)	3.10	(1.46)	5.43	2.16

Distributions from net investment income(b)	(0.16)		(0.35)	(0.44)	(0.33)	(0.25)	(0.25)

Net asset value, end of period	$14.61		$13.16	$14.60	$11.94	$13.73	$8.55

Total Return(c)
Based on net asset value	12.34	%(d)	(7.60)%	26.56%	(10.59)%	65.17%	33.50%

Ratios to Average Net Assets(e)
Total expenses	1.09	%(f)	1.04%	1.07%	1.03%	1.11%	1.33%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.91%	0.91%	0.91%	0.91%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	0.91	%(f)	0.91%	0.91%	0.91%	0.91%	0.91%

Net investment income	2.82	%(f)	2.54%	2.59%	3.28%	3.05%	3.75%

Supplemental Data
Net assets, end of period (000)	$94,329		$89,899	$116,190	$153,530	$128,580	$52,377

Portfolio turnover rate	10%		66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$12.74		$14.15	$11.58	$13.33	$8.31	$6.46

Net investment income(a)	0.16		0.29	0.29	0.37	0.27	0.23
Net realized and unrealized gain (loss)	1.38		(1.40)	2.67	(1.84)	4.97	1.84

Net increase (decrease) from investment operations	1.54		(1.11)	2.96	(1.47)	5.24	2.07

Distributions from net investment income(b)	(0.14)		(0.30)	(0.39)	(0.28)	(0.22)	(0.22)

Net asset value, end of period	$14.14		$12.74	$14.15	$11.58	$13.33	$8.31

Total Return(c)
Based on net asset value	12.16	%(d)	(8.00)%	26.06%	(10.97)%	64.51%	33.00%

Ratios to Average Net Assets(e)
Total expenses	1.38	%(f)(g)	1.31%	1.36%	1.33%	1.43%	1.73%

Total expenses after fees waived and/or reimbursed	1.33	%(f)	1.30%	1.32%	1.32%	1.32%	1.32%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	1.32	%(f)	1.29%	1.32%	1.32%	1.32%	1.32%

Net investment income	2.41	%(f)	2.17%	2.22%	2.94%	2.66%	3.30%

Supplemental Data
Net assets, end of period (000)	$161,298		$159,042	$209,291	$204,035	$232,979	$103,858

Portfolio turnover rate	10%		66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Certain professional costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.39%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$12.23		$13.61	$11.14	$12.83	$8.01	$6.24

Net investment income(a)	0.11		0.19	0.19	0.27	0.19	0.17
Net realized and unrealized gain (loss)	1.33		(1.36)	2.57	(1.76)	4.79	1.77

Net increase (decrease) from investment operations	1.44		(1.17)	2.76	(1.49)	4.98	1.94

Distributions from net investment income(b)	(0.10)		(0.21)	(0.29)	(0.20)	(0.16)	(0.17)

Net asset value, end of period	$13.57		$12.23	$13.61	$11.14	$12.83	$8.01

Total Return(c)
Based on net asset value	11.80	%(d)	(8.68)%	25.20%	(11.57)%	63.37%	31.89%

Ratios to Average Net Assets(e)
Total expenses	2.09	%(f)(g)	2.01%	2.10%	2.05%	2.16%	2.53%

Total expenses after fees waived and/or reimbursed	2.05	%(f)	2.00%	2.04%	2.03%	2.04%	2.04%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	2.04	%(f)	1.99%	2.04%	2.03%	2.04%	2.04%

Net investment income	1.69	%(f)	1.51%	1.49%	2.22%	1.92%	2.60%

Supplemental Data
Net assets, end of period (000)	$15,251		$15,737	$17,804	$19,054	$26,559	$10,699

Portfolio turnover rate	10%		66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Certain professional costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.10%.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlight

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.10		$74.83	$68.47	$72.10	$81.77		$75.37		$61.55

Net investment income(a)	0.17		0.29	0.32	0.34	0.24		0.13		0.19
Net realized and unrealized gain (loss)	13.68		(4.19)	8.71	1.07	(2.75)		9.66		16.26

Net increase (decrease) from investment operations	13.85		(3.90)	9.03	1.41	(2.51)		9.79		16.45

Distributions(b)
From net investment income	—		(0.25)	(0.33)	(0.38)	(0.16)		(0.13)		(0.32)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(3.84)		(5.83)	(2.67)	(5.04)	(7.16)		(3.39)		(2.63)

Net asset value, end of period	$75.11		$65.10	$74.83	$68.47	$72.10		$81.77		$75.37

Total Return(c)
Based on net asset value	22.53	%(d)	(5.77)%	13.57%	2.25%	(3.55	)%(e)	13.37	%(d)	27.34	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.86	%(h)	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Total expenses after fees waived and/or reimbursed	0.86	%(h)	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Net investment income	0.50	%(h)	0.40%	0.45%	0.49%	0.31%		0.24	%(h)	0.28%

Supplemental Data
Net assets, end of period (000)	$3,373,668		$3,295,418	$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$60.72		$70.27	$64.44	$68.16	$77.63		$71.63		$58.66

Net investment income (loss)(a)	0.06		0.06	0.10	0.13	0.01		(0.03)		(0.01)
Net realized and unrealized gain (loss)	12.70		(3.91)	8.20	1.00	(2.61)		9.18		15.48

Net increase (decrease) from investment operations	12.76		(3.85)	8.30	1.13	(2.60)		9.15		15.47

Distributions(b)
From net investment income	—		(0.12)	(0.13)	(0.19)	—		—		(0.19)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(6.87)		(3.15)		(2.31)

Total distributions	(3.84)		(5.70)	(2.47)	(4.85)	(6.87)		(3.15)		(2.50)

Net asset value, end of period	$69.64		$60.72	$70.27	$64.44	$68.16		$77.63		$71.63

Total Return(c)
Based on net asset value	22.35	%(d)	(6.08)%	13.24%	1.94%	(3.83	)%(e)	13.15	%(d)	26.96	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.17	%(h)	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Total expenses after fees waived and/or reimbursed	1.17	%(h)	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Net investment income (loss)	0.20	%(h)	0.09%	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%

Supplemental Data
Net assets, end of period (000)	$24,615		$24,526	$31,141	$33,055	$36,625		$43,825		$40,252

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$60.37		$69.88	$64.11	$67.84	$77.31		$71.37		$58.45

Net investment income (loss)(a)	0.08		0.11	0.13	0.16	0.05		(0.01)		0.01
Net realized and unrealized gain (loss)	12.63		(3.89)	8.15	0.99	(2.59)		9.15		15.42

Net increase (decrease) from investment operations	12.71		(3.78)	8.28	1.15	(2.54)		9.14		15.43

Distributions(b)
From net investment income	—		(0.15)	(0.17)	(0.22)	—		—		(0.20)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(6.93)		(3.20)		(2.31)

Total distributions	(3.84)		(5.73)	(2.51)	(4.88)	(6.93)		(3.20)		(2.51)

Net asset value, end of period	$69.24		$60.37	$69.88	$64.11	$67.84		$77.31		$71.37

Total Return(c)
Based on net asset value	22.40	%(d)	(6.03)%	13.28%	1.99%	(3.78	)%(e)	13.18	%(d)	26.99	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.11	%(h)	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Total expenses after fees waived and/or reimbursed	1.11	%(h)	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Net investment income (loss)	0.25	%(h)	0.16%	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%

Supplemental Data
Net assets, end of period (000)	$2,471,394		$2,287,338	$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$48.18		$57.16	$53.11	$57.24	$66.15		$61.38		$50.74

Net investment loss(a)	(0.13)		(0.34)	(0.31)	(0.27)	(0.43)		(0.33)		(0.40)
Net realized and unrealized gain (loss)	9.88		(3.06)	6.70	0.80	(2.17)		7.85		13.34

Net increase (decrease) from investment operations	9.75		(3.40)	6.39	0.53	(2.60)		7.52		12.94

Distributions from net realized gain(b)	(3.84)		(5.58)	(2.34)	(4.66)	(6.31)		(2.75)		(2.30)

Net asset value, end of period	$54.09		$48.18	$57.16	$53.11	$57.24		$66.15		$61.38

Total Return(c)
Based on net asset value	21.89	%(d)	(6.73)%	12.42%	1.22%	(4.50	)%(e)	12.61	%(d)	26.09	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.90	%(h)	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Total expenses after fees waived and/or reimbursed	1.90	%(h)	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Net investment loss	(0.53	)%(h)	(0.61)%	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%

Supplemental Data
Net assets, end of period (000)	$174,914		$192,391	$311,994	$404,306	$542,880		$719,525		$773,522

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

44	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.23		$74.95	$68.58	$72.21	$81.91		$75.50		$61.63

Net investment income(a)	0.20		0.36	0.39	0.40	0.33		0.18		0.27
Net realized and unrealized gain (loss)	13.73		(4.21)	8.72	1.08	(2.77)		9.68		16.28

Net increase (decrease) from investment operations	13.93		(3.85)	9.11	1.48	(2.44)		9.86		16.55

Distributions(b)
From net investment income	—		(0.29)	(0.40)	(0.45)	(0.26)		(0.19)		(0.37)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(3.84)		(5.87)	(2.74)	(5.11)	(7.26)		(3.45)		(2.68)

Net asset value, end of period	$75.32		$65.23	$74.95	$68.58	$72.21		$81.91		$75.50

Total Return(c)
Based on net asset value	22.61	%(d)	(5.71)%	13.68%	2.34%	(3.44	)%(e)	13.45	%(d)	27.47	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.76	%(h)	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Total expenses after fees waived and/or reimbursed	0.76	%(h)	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Net investment income	0.60	%(h)	0.50%	0.54%	0.59%	0.42%		0.34	%(h)	0.39%

Supplemental Data
Net assets, end of period (000)	$510,581		$439,082	$496,504	$487,287	$436,984		$464,179		$344,822

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$58.13		$67.59	$62.14	$65.94	$75.28		$69.54		$57.05

Net investment loss(a)	(0.03)		(0.13)	(0.11)	(0.08)	(0.21)		(0.18)		(0.20)
Net realized and unrealized gain (loss)	12.11		(3.74)	7.90	0.96	(2.52)		8.91		15.05

Net increase (decrease) from investment operations	12.08		(3.87)	7.79	0.88	(2.73)		8.73		14.85

Distributions(b)
From net investment income	—		(0.01)	—	(0.02)	—		—		(0.05)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(6.61)		(2.99)		(2.31)

Total distributions	(3.84)		(5.59)	(2.34)	(4.68)	(6.61)		(2.99)		(2.36)

Net asset value, end of period	$66.37		$58.13	$67.59	$62.14	$65.94		$75.28		$69.54

Total Return(c)
Based on net asset value	22.17	%(d)	(6.36)%	12.88%	1.62%	(4.12	)%(e)	12.91	%(d)	26.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.47	%(h)	1.45%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Total expenses after fees waived and/or reimbursed	1.47	%(h)	1.44%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Net investment loss	(0.11	)%(h)	(0.20)%	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%

Supplemental Data
Net assets, end of period (000)	$232,253		$207,671	$247,848	$242,080	$263,195		$289,676		$260,488

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

46	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$27.86		$29.01	$26.23	$29.54	$29.99		$22.81

Net investment income(a)	1.17		2.31	1.89	1.86	1.99		1.81
Net realized and unrealized gain (loss)	1.81		(1.15)	2.78	(3.25)	(0.20)		7.13

Net increase (decrease) from investment operations	2.98		1.16	4.67	(1.39)	1.79		8.94

Distributions(b)
From net investment income	(1.14)		(2.31)	(1.89)	(1.86)	(1.95)		(1.76)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(1.14)		(2.31)	(1.89)	(1.92)	(2.24)		(1.76)

Net asset value, end of period	$29.70		$27.86	$29.01	$26.23	$29.54		$29.99

Total Return(c)
Based on net asset value	10.95	%(d)	4.06%	18.41%	(4.70)%	6.28	%(e)	40.81%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	0.98%	0.99%	1.00%	1.02%		1.12%

Total expenses after fees waived and/or reimbursed	0.85	%(g)	0.85%	0.85%	0.85%	0.85%		0.85%

Net investment income	8.03	%(g)	8.07%	6.89%	6.81%	6.76%		6.93%

Supplemental Data
Net assets, end of period (000)	$1,462,501		$1,294,020	$1,446,440	$1,475,683	$953,582		$277,653

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$23.31		$24.27	$21.94	$24.73	$25.16		$19.14

Net investment income(a)	0.95		1.87	1.53	1.49	1.58		1.42
Net realized and unrealized gain (loss)	1.51		(0.96)	2.32	(2.72)	(0.14)		6.03

Net increase (decrease) from investment operations	2.46		0.91	3.85	(1.23)	1.44		7.45

Distributions(b)
From net investment income	(0.93)		(1.87)	(1.52)	(1.50)	(1.58)		(1.43)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(0.93)		(1.87)	(1.52)	(1.56)	(1.87)		(1.43)

Net asset value, end of period	$24.84		$23.31	$24.27	$21.94	$24.73		$25.16

Total Return(c)
Based on net asset value	10.77	%(d)	3.81%	18.14%	(4.96)%	5.99	%(e)	40.44%

Ratios to Average Net Assets(f)
Total expenses	1.24	%(g)	1.22%	1.23%	1.24%	1.31%		1.40%

Total expenses after fees waived and/or reimbursed	1.10	%(g)	1.10%	1.10%	1.10%	1.10%		1.10%

Net investment income	7.78	%(g)	7.83%	6.65%	6.54%	6.41%		6.64%

Supplemental Data
Net assets, end of period (000)	$305,305		$286,435	$303,692	$296,254	$293,050		$208,207

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

48	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$14.46		$15.06	$13.62	$15.37	$15.75		$11.98

Net investment income(a)	0.53		1.05	0.84	0.82	0.87		0.78
Net realized and unrealized gain (loss)	0.95		(0.60)	1.44	(1.68)	(0.09)		3.78

Net increase (decrease) from investment operations	1.48		0.45	2.28	(0.86)	0.78		4.56

Distributions(b)
From net investment income	(0.52)		(1.05)	(0.84)	(0.83)	(0.87)		(0.79)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(0.52)		(1.05)	(0.84)	(0.89)	(1.16)		(0.79)

Net asset value, end of period	$15.42		$14.46	$15.06	$13.62	$15.37		$15.75

Total Return(c)
Based on net asset value	10.44	%(d)	3.01%	17.22%	(5.63)%	5.17	%(e)	39.41%

Ratios to Average Net Assets(f)
Total expenses	1.97	%(g)	1.97%	1.98%	1.98%	2.04%		2.18%

Total expenses after fees waived and/or reimbursed	1.85	%(g)	1.85%	1.85%	1.85%	1.85%		1.85%

Net investment income	7.03	%(g)	7.08%	5.90%	5.80%	5.67%		5.85%

Supplemental Data
Net assets, end of period (000)	$64,037		$60,229	$62,685	$59,276	$42,543		$22,379

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$27.84		$28.99	$26.21	$29.53	$30.00		$22.81

Net investment income(a)	1.17		2.32	1.91	1.87	2.00		1.78
Net realized and unrealized gain (loss)	1.82		(1.15)	2.77	(3.25)	(0.21)		7.19

Net increase (decrease) from investment operations	2.99		1.17	4.68	(1.38)	1.79		8.97

Distributions(b)
From net investment income	(1.15)		(2.32)	(1.90)	(1.88)	(1.97)		(1.78)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(1.15)		(2.32)	(1.90)	(1.94)	(2.26)		(1.78)

Net asset value, end of period	$29.68		$27.84	$28.99	$26.21	$29.53		$30.00

Total Return(c)
Based on net asset value	10.99	%(d)	4.11%	18.48%	(4.68)%	6.27	%(e)	40.93%

Ratios to Average Net Assets(f)
Total expenses	0.89	%(g)	0.89%	0.88%	0.89%	0.98%		1.01%

Total expenses after fees waived and/or reimbursed	0.80	%(g)	0.80%	0.80%	0.80%	0.80%		0.80%

Net investment income	8.07	%(g)	8.10%	6.94%	6.88%	6.76%		6.94%

Supplemental Data
Net assets, end of period (000)	$145,595		$154,487	$219,915	$137,700	$535		$359

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

50	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.06		$39.18	$32.79	$32.83	$45.95	$36.56		$28.68

Net investment loss(a)	(0.09)		(0.21)	(0.14)	(0.08)	(0.23)	(0.15)		(0.14)
Net realized and unrealized gain (loss)	1.20		4.09	6.53	0.04	(10.52)	9.54		8.14

Net increase (decrease) from investment operations	1.11		3.88	6.39	(0.04)	(10.75)	9.39		8.00

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.37)	—		(0.12)

Net asset value, end of period	$42.45		$43.06	$39.18	$32.79	$32.83	$45.95		$36.56

Total Return(c)
Based on net asset value	2.50	%(d)	9.90%	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%

Ratios to Average Net Assets(e)
Total expenses	0.86	%(f)	0.83%	0.85%	0.84%	0.81%	0.80	%(f)	0.85%

Total expenses after fees waived and/or reimbursed	0.81	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)	0.80%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.80	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)	0.80%

Net investment loss	(0.43	)%(f)	(0.51)%	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%

Supplemental Data
Net assets, end of period (000)	$3,059,994		$3,641,577	$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$38.19		$34.85	$29.23	$29.34	$41.34	$32.95		$25.92

Net investment loss(a)	(0.14)		(0.28)	(0.21)	(0.14)	(0.31)	(0.20)		(0.19)
Net realized and unrealized gain (loss)	1.09		3.62	5.83	0.03	(9.39)	8.59		7.34

Net increase (decrease) from investment operations	0.95		3.34	5.62	(0.11)	(9.70)	8.39		7.15

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.30)	—		(0.12)

Net asset value, end of period	$37.42		$38.19	$34.85	$29.23	$29.34	$41.34		$32.95

Total Return(c)
Based on net asset value	2.40	%(d)	9.58%	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%

Ratios to Average Net Assets(e)
Total expenses	1.18	%(f)	1.14%	1.12%	1.10%	1.09%	1.10	%(f)	1.11%

Total expenses after fees waived and/or reimbursed	1.06	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.70	)%(f)	(0.76)%	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$21,468		$46,071	$59,731	$62,693	$81,276	$104,997		$83,680

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

52	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$36.39		$33.20	$27.85	$27.96	$39.50	$31.48		$24.78

Net investment loss(a)	(0.12)		(0.27)	(0.20)	(0.14)	(0.29)	(0.19)		(0.18)
Net realized and unrealized gain (loss)	1.02		3.46	5.55	0.03	(8.94)	8.21		7.00

Net increase (decrease) from investment operations	0.90		3.19	5.35	(0.11)	(9.23)	8.02		6.82

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.31)	—		(0.12)

Net asset value, end of period	$35.57		$36.39	$33.20	$27.85	$27.96	$39.50		$31.48

Total Return(c)
Based on net asset value	2.37	%(d)	9.61%	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%

Ratios to Average Net Assets(e)
Total expenses	1.12	%(f)	1.11%	1.13%	1.13%	1.09%	1.09	%(f)	1.14%

Total expenses after fees waived and/or reimbursed	1.06	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.68	)%(f)	(0.76)%	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$1,388,030		$1,492,673	$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$26.64		$24.48	$20.69	$20.93	$30.22	$24.20		$19.21

Net investment loss(a)	(0.19)		(0.39)	(0.32)	(0.25)	(0.43)	(0.29)		(0.30)
Net realized and unrealized gain (loss)	0.76		2.55	4.11	0.01	(6.67)	6.31		5.41

Net increase (decrease) from investment operations	0.57		2.16	3.79	(0.24)	(7.10)	6.02		5.11

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.19)	—		(0.12)

Net asset value, end of period	$25.49		$26.64	$24.48	$20.69	$20.93	$30.22		$24.20

Total Return(c)
Based on net asset value	1.99	%(d)	8.82%	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%

Ratios to Average Net Assets(e)
Total expenses	1.85	%(f)	1.81%	1.84%	1.83%	1.78%	1.80	%(f)	1.84%

Total expenses after fees waived and/or reimbursed	1.81	%(f)	1.80%	1.80%	1.80%	1.78%	1.79	%(f)	1.80%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.80	%(f)	1.80%	1.80%	1.80%	1.78%	1.79	%(f)	1.80%

Net investment loss	(1.43	)%(f)	(1.51)%	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%

Supplemental Data
Net assets, end of period (000)	$127,961		$149,020	$184,966	$194,849	$243,284	$357,360		$280,143

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

54	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.35		$39.42	$32.95	$32.96	$46.10	$36.66		$28.74

Net investment loss(a)	(0.08)		(0.17)	(0.11)	(0.05)	(0.17)	(0.12)		(0.12)
Net realized and unrealized gain (loss)	1.22		4.10	6.58	0.04	(10.58)	9.56		8.16

Net increase (decrease) from investment operations	1.14		3.93	6.47	(0.01)	(10.75)	9.44		8.04

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.39)	—		(0.12)

Net asset value, end of period	$42.77		$43.35	$39.42	$32.95	$32.96	$46.10		$36.66

Total Return(c)
Based on net asset value	2.55	%(d)	9.97%	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%

Ratios to Average Net Assets(e)
Total expenses	0.73	%(f)	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.72	%(f)	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73%

Net investment loss	(0.35	)%(f)	(0.42)%	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%

Supplemental Data
Net assets, end of period (000)	$2,138,957		$3,245,830	$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$35.24		$32.23	$27.11	$27.28	$38.65	$30.85		$24.34

Net investment loss(a)	(0.16)		(0.34)	(0.26)	(0.20)	(0.37)	(0.25)		(0.24)
Net realized and unrealized gain (loss)	0.99		3.35	5.38	0.03	(8.73)	8.05		6.87

Net increase (decrease) from investment operations	0.83		3.01	5.12	(0.17)	(9.10)	7.80		6.63

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.27)	—		(0.12)

Net asset value, end of period	$34.35		$35.24	$32.23	$27.11	$27.28	$38.65		$30.85

Total Return(c)
Based on net asset value	2.25	%(d)	9.34%	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%

Ratios to Average Net Assets(e)
Total expenses	1.44	%(f)	1.42%	1.41%	1.42%	1.40%	1.39	%(f)	1.45%

Total expenses after fees waived and/or reimbursed	1.31	%(f)	1.30%	1.30%	1.30%	1.30%	1.30	%(f)	1.30%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.30	%(f)	1.30%	1.30%	1.30%	1.30%	1.30	%(f)	1.30%

Net investment loss	(0.92	)%(f)	(1.01)%	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%

Supplemental Data
Net assets, end of period (000)	$52,718		$74,633	$85,328	$93,427	$93,527	$98,300		$59,411

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

56	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$73.22		$65.44	$47.74	$45.31	$64.81	$55.33		$32.63

Net investment loss(a)	(0.21)		(0.33)	(0.23)	(0.13)	(0.30)	(0.28)		(0.22)
Net realized and unrealized gain (loss)	14.91		10.97	17.93	2.56	(14.51)	12.67		23.43

Net increase (decrease) from investment operations	14.70		10.64	17.70	2.43	(14.81)	12.39		23.21

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.69)	(2.91)		(0.51)

Net asset value, end of period	$83.52		$73.22	$65.44	$47.74	$45.31	$64.81		$55.33

Total Return(c)
Based on net asset value	20.58	%(d)	16.22%	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%

Ratios to Average Net Assets(e)
Total expenses	0.94	%(f)	0.93%	0.97%	0.98%	0.94%	0.92	%(f)	0.98%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.92%	0.92%	0.92%	0.92	%(f)	0.92%

Net investment loss	(0.52	)%(f)	(0.46)%	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%

Supplemental Data
Net assets, end of period (000)	$3,448,366		$3,071,365	$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$67.65		$60.78	$44.45	$42.30	$60.86	$52.20		$30.88

Net investment loss(a)	(0.29)		(0.47)	(0.34)	(0.21)	(0.42)	(0.37)		(0.30)
Net realized and unrealized gain (loss)	13.73		10.20	16.67	2.36	(13.52)	11.94		22.13

Net increase (decrease) from investment operations	13.44		9.73	16.33	2.15	(13.94)	11.57		21.83

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.62)	(2.91)		(0.51)

Net asset value, end of period	$76.69		$67.65	$60.78	$44.45	$42.30	$60.86		$52.20

Total Return(c)
Based on net asset value	20.40	%(d)	15.96%	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.21%	1.21%	1.20%	1.19%	1.17	%(f)	1.19%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.17%	1.16	%(f)	1.17%

Net investment loss	(0.77	)%(f)	(0.71)%	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$56,785		$50,592	$46,993	$47,332	$55,439	$83,886		$50,710

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

58	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.93		$59.29	$43.37	$41.27	$59.47	$51.06		$30.22

Net investment loss(a)	(0.28)		(0.46)	(0.33)	(0.21)	(0.41)	(0.36)		(0.29)
Net realized and unrealized gain (loss)	13.37		9.96	16.25	2.31	(13.19)	11.68		21.64

Net increase (decrease) from investment operations	13.09		9.50	15.92	2.10	(13.60)	11.32		21.35

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.60)	(2.91)		(0.51)

Net asset value, end of period	$74.62		$65.93	$59.29	$43.37	$41.27	$59.47		$51.06

Total Return(c)
Based on net asset value	20.41	%(d)	15.96%	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.19%	1.21%	1.23%	1.21%	1.19	%(f)	1.25%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.17%	1.17	%(f)	1.17%

Net investment loss	(0.77	)%(f)	(0.71)%	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$2,476,921		$2,116,250	$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$51.21		$46.92	$34.58	$33.17	$48.77	$42.52		$25.43

Net investment loss(a)	(0.42)		(0.73)	(0.56)	(0.40)	(0.68)	(0.54)		(0.48)
Net realized and unrealized gain (loss)	10.28		7.88	12.90	1.81	(10.52)	9.70		18.08

Net increase (decrease) from investment operations	9.86		7.15	12.34	1.41	(11.20)	9.16		17.60

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.40)	(2.91)		(0.51)

Net asset value, end of period	$56.67		$51.21	$46.92	$34.58	$33.17	$48.77		$42.52

Total Return(c)
Based on net asset value	19.94	%(d)	15.15%	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%

Ratios to Average Net Assets(e)
Total expenses	1.93	%(f)	1.92%	1.97%	1.98%	1.92%	1.91	%(f)	1.98%

Total expenses after fees waived and/or reimbursed	1.92	%(f)	1.91%	1.92%	1.92%	1.91%	1.90	%(f)	1.92%

Net investment loss	(1.52	)%(f)	(1.46)%	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%

Supplemental Data
Net assets, end of period (000)	$317,606		$288,545	$292,034	$259,247	$291,802	$427,435		$317,792

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

60	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19 to 09/30/20	(a)

Net asset value, beginning of period	$73.49		$65.61	$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.17)		(0.27)	(0.19)	(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	14.96		11.01	17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	14.79		10.74	17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	(4.40)		(2.86)	—	—	(4.73)	(2.91)		—

Net asset value, end of period	$83.88		$73.49	$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	20.63	%(e)	16.33%	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.83	%(g)	0.84%	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.83	%(g)	0.83%	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.43	)%(g)	(0.38)%	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$501,159		$479,904	$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.71		$59.25	$43.44	$41.44	$59.75	$51.37		$30.48

Net investment loss(a)	(0.37)		(0.61)	(0.46)	(0.30)	(0.56)	(0.46)		(0.38)
Net realized and unrealized gain (loss)	13.32		9.93	16.27	2.30	(13.25)	11.75		21.78

Net increase (decrease) from investment operations	12.95		9.32	15.81	2.00	(13.81)	11.29		21.40

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.50)	(2.91)		(0.51)

Net asset value, end of period	$74.26		$65.71	$59.25	$43.44	$41.44	$59.75		$51.37

Total Return(c)
Based on net asset value	20.25	%(d)	15.68%	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%

Ratios to Average Net Assets(e)
Total expenses	1.52	%(f)	1.53%	1.55%	1.58%	1.54%	1.50	%(f)	1.57%

Total expenses after fees waived and/or reimbursed	1.42	%(f)	1.42%	1.42%	1.42%	1.42%	1.42	%(f)	1.42%

Net investment loss	(1.02	)%(f)	(0.96)%	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%

Supplemental Data
Net assets, end of period (000)	$57,752		$50,196	$44,320	$35,771	$35,001	$50,186		$38,907

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

62	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Capital Appreciation Fund, Inc. is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Energy Opportunities Fund	Energy Opportunities	Non-Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock High Equity Income Fund	High Equity Income	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of Capital Appreciation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”

The Board previously approved certain changes to Mid-Cap Growth Equity’s investment strategy. The Fund normally invests at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such securities or related market risk factors. These changes were effective on September 26, 2025.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Distributions: Distributions paid by the Funds, excluding High Equity Income, are recorded on the ex-dividend dates. For High Equity Income, distributions from net investment income are declared daily and paid monthly. For High Equity Income, distributions of capital gains are recorded on the ex dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread

64	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Energy Opportunities
Morgan Stanley	$242,554	$(238,223)	$—	$4,331	(b)
State Street Bank & Trust Co.	494,704	(494,704)	—	—

	$737,258	$(732,927)	$—	$4,331

Health Sciences Opportunities
BofA Securities, Inc.	$6,337,586	$(6,337,586)	$—	$—
Citigroup Global Markets, Inc.	721,966	(721,966)	—	—
Goldman Sachs & Co. LLC	11,008,644	(11,008,644)	—	—
J.P. Morgan Securities LLC	981,730	(981,730)	—	—

66	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Health Sciences Opportunities (continued)
Morgan Stanley	$1,368,054	$(1,368,054)	$—	$—
State Street Bank & Trust Co.	4,407,463	(4,407,463)	—	—
Toronto-Dominion Bank	7,787,344	(7,787,344)	—	—

	$32,612,787	$(32,612,787)	$—	$—

High Equity Income
State Street Bank & Trust Co.	$1,353,156	$(1,353,156)	$—	$—

Mid-Cap Growth Equity(c)
Goldman Sachs & Co. LLC	$52,599,563	$(52,599,563)	$—	$—
J.P. Morgan Securities LLC	4,040,995	(4,040,995)	—	—
Morgan Stanley	6,334,082	(6,334,082)	—	—
National Financial Services LLC	9,798,516	(9,798,516)	—	—
State Street Bank & Trust Co.	28,282,784	(28,282,784)	—	—

	$101,055,940	$(101,055,940)	$—	$—

Technology Opportunities
BofA Securities, Inc.	$168,326	$(168,326)	$—	$—
Citigroup Global Markets, Inc.	789,476	(789,476)	—	—
Goldman Sachs & Co. LLC	2,769,360	(2,769,360)	—	—
J.P. Morgan Securities LLC	46,414,515	(46,414,515)	—	—
Morgan Stanley	12,647,075	(12,647,075)	—	—

	$62,788,752	$(62,788,752)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of November 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

(c)	Securities loaned with a value of $350,600 have been sold and are pending settlement as of November 30, 2025.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Investment Advisory Fees

Average Daily Net Assets	Energy Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
Greater than $3 billion	0.650

Investment Advisory Fees

Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

	Investment Advisory Fees

Average Daily Net Assets	High Equity Income	Technology Opportunities
First $1 billion	0.810%	0.820%
$1 billion - $3 billion	0.760	0.770
$3 billion - $5 billion	0.730	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

With respect to Energy Opportunities, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capital Appreciation		Energy Opportunities		Health Sciences Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	N/A	N/A	0.25%	N/A
Investor A	0.25%	N/A	0.25%	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A	0.25	0.25

	High Equity Income		Mid-Cap Growth Equity		Technology Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

68	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$2,836,429	$201,519	$64,428	$3,102,376
Energy Opportunities	—	203,144	78,856	—	282,000
Health Sciences Opportunities	29,935	2,858,256	882,840	531,154	4,302,185
High Equity Income	—	376,009	316,839	—	692,848
Mid-Cap Growth Equity	37,286	1,853,267	709,548	159,672	2,759,773
Technology Opportunities	69,616	2,999,450	1,584,485	141,224	4,794,775

Administration: The Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$9,437	$—	$16,251	$1,578	$—	$—	$27,266
Health Sciences Opportunities	318,146	2,396	228,745	17,697	45,547	21,250	633,781
High Equity Income	137,513	—	30,059	6,330	15,387	—	189,289
Mid-Cap Growth Equity	342,286	2,990	148,225	14,194	269,375	6,393	783,463
Technology Opportunities	342,920	5,563	239,626	31,655	51,648	5,641	677,053

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$91,311	$91,311

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$2,106	$—	$58,632	$4,601	$1,723	$149	$67,211
Energy Opportunities	1,234	—	15,932	1,033	—	—	18,199
Health Sciences Opportunities	9,415	286	51,191	7,730	1,353	754	70,729
High Equity Income	1,540	—	9,548	1,294	260	—	12,642
Mid-Cap Growth Equity	5,100	167	89,041	4,122	5,016	750	104,196
Technology Opportunities	9,981	144	33,202	5,898	862	424	50,511

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$399,962	$—	$990,836	$35,459	$13,788	$24,896	$1,464,941
Energy Opportunities	73,826	—	162,823	12,879	—	—	249,528
Health Sciences Opportunities	1,767,895	19,887	1,258,881	133,047	16,167	234,114	3,429,991
High Equity Income	772,219	—	152,765	28,386	6,181	—	959,551
Mid-Cap Growth Equity	2,451,659	31,728	1,159,297	95,141	179,910	71,455	3,989,190
Technology Opportunities	1,939,305	42,466	1,405,818	158,085	8,456	55,091	3,609,221

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$18,711
Energy Opportunities	2,617
Health Sciences Opportunities	11,154
High Equity Income	19,051
Mid-Cap Growth Equity	12,798
Technology Opportunities	61,198

For the six months ended November 30, 2025, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
Capital Appreciation	$1,373	$2,045
Energy Opportunities	3,587	4,167
Health Sciences Opportunities	3,799	7,025
High Equity Income	3,591	1,017
Mid-Cap Growth Equity	835	2,484
Technology Opportunities	2,923	8,539

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of Capital Appreciation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2025, the amounts waived were as follows:

Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$2,394
Energy Opportunities	1,207
Health Sciences Opportunities	22,900
High Equity Income	26,639
Mid-Cap Growth Equity	6,454
Technology Opportunities	15,115

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Energy Opportunities	High Equity Income	Mid-Cap Growth Equity	Technology Opportunities
Institutional	0.67%	0.91%	0.85%	0.80%	0.92%
Service	N/A	N/A	N/A	1.05	1.17
Investor A	0.92	1.32	1.10	1.05	1.17
Investor C	1.67	2.04	1.85	1.80	1.92
Class K	0.62	N/A	0.80	0.75	0.87
Class R	1.17	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 (or June 30, 2036 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2025, the amounts included in the Statements of Operations were as follows:

Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$284,672
Energy Opportunities	450
High Equity Income	536,679

70	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$9,438	$—	$16,251	$1,575	$—	$—	$27,264
High Equity Income	137,513	—	30,059	6,330	15,387	—	189,289
Mid-Cap Growth Equity	342,286	2,990	148,225	14,194	—	6,393	514,088
Technology Opportunities	287,692	5,563	225,928	10,017	—	5,641	534,841

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$181,147	$—	$427,368	$25,571	$13,788	$18,503	$666,377
Energy Opportunities	70,982	—	28,029	2,151	—	—	101,162
High Equity Income	430,262	—	79,023	12,951	6,181	—	528,417
Mid-Cap Growth Equity	551,708	14,955	338,200	16,570	—	35,700	957,133
Technology Opportunities	4,674	10,269	33,586	—	—	22,555	71,084

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities each retain 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Energy Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excluded collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Energy Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Capital Appreciation	$3,362
Energy Opportunities	51
Health Sciences Opportunities	83,338
High Equity Income	1,272
Mid-Cap Growth Equity	48,671
Technology Opportunities	147,080

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

Directors and Officers: Certain directors and/or officers of Capital Appreciation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to Capital Appreciation’s/the Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Capital Appreciation	$1,289,365,735	$1,532,969,453
Energy Opportunities	26,982,684	52,076,427
Health Sciences Opportunities	1,446,289,846	2,161,928,185
High Equity Income	925,928,058	1,009,375,395
Mid-Cap Growth Equity	3,667,340,348	5,910,281,886
Technology Opportunities	1,930,104,904	2,225,077,504

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of May 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Capital Appreciation	$—	$(8,738,786)
Energy Opportunities	(270,412,603)	—
Health Sciences Opportunities	—	(2,057,509)
High Equity Income	(94,298,012)	—
Mid-Cap Growth Equity	—	(22,092,945)
Technology Opportunities	—	(13,909,027)

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$1,834,554,335	$2,059,461,606	$(63,581,072)	$1,995,880,534
Energy Opportunities	192,229,281	83,813,902	(5,294,616)	78,519,286
Health Sciences Opportunities	3,698,019,661	3,230,117,635	(105,086,472)	3,125,031,163
High Equity Income	1,909,645,261	156,413,315	(42,843,345)	113,569,970
Mid-Cap Growth Equity	5,135,405,678	1,912,115,182	(149,592,100)	1,762,523,082
Technology Opportunities	3,359,393,114	3,673,928,851	(103,292,274)	3,570,636,577

8.	BANK BORROWINGS

Capital Appreciation and the Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.

72	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
Capital Appreciation
Institutional
Shares sold	1,027,727	$46,484,476	2,710,540	$112,834,100
Shares issued in reinvestment of distributions	1,112,533	48,873,597	1,780,020	75,331,070
Shares redeemed	(2,307,570)	(104,839,661)	(3,821,884)	(162,356,316)

	(167,310)	$(9,481,588)	668,676	$25,808,854

Investor A
Shares sold and automatic conversion of shares	864,571	$33,136,079	2,783,717	$100,946,288
Shares issued in reinvestment of distributions	4,305,003	159,801,720	6,895,509	250,959,260
Shares redeemed	(4,383,402)	(167,795,892)	(10,004,202)	(362,895,783)

	786,172	$25,141,907	(324,976)	$(10,990,235)

Investor C
Shares sold	128,951	$2,167,503	321,989	$5,772,361
Shares issued in reinvestment of distributions	398,061	6,392,852	528,664	9,494,605
Shares redeemed and automatic conversion of shares	(334,241)	(5,663,229)	(710,891)	(12,777,860)

	192,771	$2,897,126	139,762	$2,489,106

Class K
Shares sold	439,397	$20,132,860	1,314,311	$55,940,126
Shares issued in reinvestment of distributions	848,338	37,835,872	1,319,751	56,569,322
Shares redeemed	(902,314)	(41,270,019)	(2,046,318)	(87,771,711)

	385,421	$16,698,713	587,744	$24,737,737

Class R
Shares sold	81,559	$2,002,097	192,144	$4,633,334
Shares issued in reinvestment of distributions	122,809	2,893,393	180,101	4,414,337
Shares redeemed	(100,627)	(2,473,165)	(396,828)	(9,704,008)

	103,741	$2,422,325	(24,583)	$(656,337)

	1,300,795	$37,678,483	1,046,623	$41,389,125

Energy Opportunities
Institutional
Shares sold	538,367	$7,580,933	2,415,823	$33,321,224
Shares issued in reinvestment of distributions	80,071	1,108,983	194,227	2,730,593
Shares redeemed	(997,386)	(14,040,950)	(3,732,110)	(50,997,270)

	(378,948)	$(5,351,034)	(1,122,060)	$(14,945,453)

Investor A
Shares sold and automatic conversion of shares	930,681	$12,675,171	3,044,257	$40,806,852
Shares issued in reinvestment of distributions	124,220	1,667,025	292,834	3,996,854
Shares redeemed	(2,133,107)	(29,039,710)	(5,642,592)	(75,268,033)

	(1,078,206)	$(14,697,514)	(2,305,501)	$(30,464,327)

Investor C
Shares sold	33,528	$444,945	542,016	$7,024,241
Shares issued in reinvestment of distributions	9,185	118,579	22,181	290,421
Shares redeemed and automatic conversion of shares	(205,340)	(2,701,698)	(585,964)	(7,345,612)

	(162,627)	$(2,138,174)	(21,767)	$(30,950)

	(1,619,781)	$(22,186,722)	(3,449,328)	$(45,440,730)

74	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
Health Sciences Opportunities
Institutional
Shares sold	2,991,715	$199,390,547	7,335,504	$526,145,787
Shares issued in reinvestment of distributions	2,832,247	175,344,421	4,346,692	311,816,395
Shares redeemed	(11,534,853)	(757,446,389)	(19,519,518)	(1,397,601,173)

	(5,710,891)	$(382,711,421)	(7,837,322)	$(559,638,991)

Service
Shares sold	13,120	$786,768	30,670	$2,072,463
Shares issued in reinvestment of distributions	26,063	1,497,610	35,938	2,410,205
Shares redeemed	(89,658)	(5,470,505)	(105,871)	(7,186,693)

	(50,475)	$(3,186,127)	(39,263)	$(2,704,025)

Investor A
Shares sold and automatic conversion of shares	841,655	$51,643,241	2,404,374	$162,210,046
Shares issued in reinvestment of distributions	2,379,621	135,923,963	3,310,459	220,806,364
Shares redeemed	(5,414,699)	(329,024,309)	(8,638,584)	(575,328,436)

	(2,193,423)	$(141,457,105)	(2,923,751)	$(192,312,026)

Investor C
Shares sold	59,109	$2,832,721	230,855	$12,791,845
Shares issued in reinvestment of distributions	315,996	14,143,978	514,028	27,658,619
Shares redeemed and automatic conversion of shares	(1,135,042)	(54,414,897)	(2,209,489)	(119,236,399)

	(759,937)	$(37,438,198)	(1,464,606)	$(78,785,935)

Class K
Shares sold	795,964	$53,074,270	1,593,956	$115,627,270
Shares issued in reinvestment of distributions	409,414	25,408,212	547,643	39,303,488
Shares redeemed	(1,157,813)	(76,731,314)	(2,034,841)	(146,170,723)

	47,565	$1,751,168	106,758	$8,760,035

Class R
Shares sold	104,772	$6,180,144	247,765	$15,757,043
Shares issued in reinvestment of distributions	247,376	13,563,609	314,853	20,274,657
Shares redeemed	(425,456)	(24,867,655)	(657,216)	(42,309,475)

	(73,308)	$(5,123,902)	(94,598)	$(6,277,775)

	(8,740,469)	$(568,165,585)	(12,252,782)	$(830,958,717)

High Equity Income
Institutional
Shares sold	8,182,875	$237,730,365	18,635,786	$524,021,705
Shares issued in reinvestment of distributions	1,859,372	54,310,380	3,663,485	105,083,107
Shares redeemed	(7,244,720)	(210,181,371)	(25,716,293)	(718,766,553)

	2,797,527	$81,859,374	(3,417,022)	$(89,661,741)

Investor A
Shares sold and automatic conversion of shares	1,042,872	$25,278,126	1,530,371	$36,595,669
Shares issued in reinvestment of distributions	469,879	11,478,122	948,580	22,749,050
Shares redeemed	(1,514,028)	(36,831,568)	(2,703,518)	(64,288,164)

	(1,277)	$(75,320)	(224,567)	$(4,943,445)

Investor C
Shares sold	293,221	$4,437,163	526,434	$7,784,988
Shares issued in reinvestment of distributions	146,928	2,214,435	293,234	4,364,283
Shares redeemed and automatic conversions of shares	(450,898)	(6,824,200)	(817,683)	(12,073,385)

	(10,749)	$(172,602)	1,985	$75,886

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
High Equity Income (continued)
Class K
Shares sold	564,564	$16,396,713	1,473,885	$41,664,605
Shares issued in reinvestment of distributions	209,533	6,112,300	597,649	17,164,290
Shares redeemed	(1,417,222)	(41,451,682)	(4,109,180)	(110,000,585)

	(643,125)	$(18,942,669)	(2,037,646)	$(51,171,690)

	2,142,376	$62,668,783	(5,677,250)	$(145,700,990)

Mid-Cap Growth Equity
Institutional
Shares sold	7,988,226	$350,334,057	15,032,152	$611,861,106
Shares issued in reinvestment of distributions	3,122,696	134,931,692	—	—
Shares redeemed	(23,602,001)	(1,024,251,984)	(63,014,035)	(2,576,136,207)

	(12,491,079)	$(538,986,235)	(47,981,883)	$(1,964,275,101)

Service
Shares sold	25,111	$971,391	127,661	$4,685,835
Shares issued in reinvestment of distributions	48,247	1,839,659	—	—
Shares redeemed	(705,872)	(27,001,681)	(635,513)	(23,434,344)

	(632,514)	$(24,190,631)	(507,852)	$(18,748,509)

Investor A
Shares sold and automatic conversion of shares	1,328,865	$48,538,807	3,606,779	$126,439,042
Shares issued in reinvestment of distributions	1,873,990	67,932,141	—	—
Shares redeemed	(5,200,146)	(189,273,120)	(11,454,473)	(398,340,114)

	(1,997,291)	$(72,802,172)	(7,847,694)	$(271,901,072)

Investor C
Shares sold	55,458	$1,705,034	242,076	$6,183,661
Shares issued in reinvestment of distributions	349,355	8,847,854	—	—
Shares redeemed and automatic conversion of shares	(978,927)	(25,701,240)	(2,201,784)	(56,464,433)

	(574,114)	$(15,148,352)	(1,959,708)	$(50,280,772)

Class K
Shares sold	3,495,442	$152,994,358	14,816,872	$610,234,528
Shares issued in reinvestment of distributions	2,372,647	103,281,348	—	—
Shares redeemed	(30,728,310)	(1,347,493,407)	(54,628,834)	(2,269,019,642)

	(24,860,221)	$(1,091,217,701)	(39,811,962)	$(1,658,785,114)

Class R
Shares sold	115,541	$4,094,193	368,272	$12,381,997
Shares issued in reinvestment of distributions	100,597	3,523,900	—	—
Shares redeemed	(799,245)	(28,014,759)	(897,697)	(30,664,264)

	(583,107)	$(20,396,666)	(529,425)	$(18,282,267)

	(41,138,326)	$(1,762,741,757)	(98,638,524)	$(3,982,272,835)

Technology Opportunities
Institutional
Shares sold	4,045,944	$325,659,319	10,676,855	$750,964,446
Shares issued in reinvestment of distributions	2,266,243	174,817,956	1,523,620	112,641,239
Shares redeemed	(6,968,648)	(565,785,233)	(12,300,761)	(862,120,690)

	(656,461)	$(65,307,958)	(100,286)	$1,484,995

76	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
Technology Opportunities (continued)
Service
Shares sold	70,920	$5,274,417	257,946	$17,247,737
Shares issued in reinvestment of distributions	45,116	3,198,716	33,359	2,280,726
Shares redeemed	(123,484)	(9,026,339)	(316,600)	(20,353,931)

	(7,448)	$(553,206)	(25,295)	$(825,468)

Investor A
Shares sold and automatic conversion of shares	2,285,183	$165,650,206	5,044,809	$324,334,699
Shares issued in reinvestment of distributions	1,967,925	135,747,480	1,325,531	88,320,110
Shares redeemed	(3,158,261)	(227,808,033)	(7,322,687)	(466,015,973)

	1,094,847	$73,589,653	(952,347)	$(53,361,164)

Investor C
Shares sold	331,428	$18,267,780	676,637	$33,933,803
Shares issued in reinvestment of distributions	453,386	23,816,369	312,597	16,233,137
Shares redeemed and automatic conversion of shares	(814,092)	(44,974,783)	(1,579,819)	(79,231,894)

	(29,278)	$(2,890,634)	(590,585)	$(29,064,954)

Class K
Shares sold	674,734	$54,913,993	4,192,619	$299,508,059
Shares issued in reinvestment of distributions	371,033	28,736,481	177,138	13,138,324
Shares redeemed	(1,601,238)	(131,114,355)	(1,514,409)	(107,269,314)

	(555,471)	$(47,463,881)	2,855,348	$205,377,069

Class R
Shares sold	98,205	$7,008,134	266,788	$17,130,381
Shares issued in reinvestment of distributions	48,603	3,339,536	31,897	2,120,805
Shares redeemed	(133,023)	(9,564,338)	(282,790)	(17,865,794)

	13,785	$783,332	15,895	$1,385,392

	(140,026)	$(41,842,694)	1,202,730	$124,995,870

As of November 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	High Equity Income	Technology Opportunities
Class K	11,882	8,673

11.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the Funds is able to pass through to shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of November 30, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

Energy Opportunities is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of BlackRock Capital Appreciation Fund, Inc. and the Trust is paid by BlackRock Capital Appreciation Fund, Inc. and the Trust on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.	Access the BlackRock website at blackrock.com
2.	Select “Access Your Account”
3.	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	79

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Adviser(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Ropes & Gray LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10036
Wilmington, DE 19809
Address of the Corporation/Trust
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

(a) BlackRock Energy Opportunities Fund.

80	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	81

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

• BlackRock U.S. Insights Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%

Beta Technologies, Inc., Class A(a)	1,224	$33,379

Consumer Finance — 0.1%

Figure Technology Solutions, Inc., Class A(a)	376	13,626

Energy Equipment & Services — 0.2%

WaterBridge Infrastructure LLC, Class A(a)	969	22,093

Financial Services — 0.1%

Klarna Group PLC(a)	341	10,731

Hotels, Restaurants & Leisure — 0.3%

Black Rock Coffee Bar, Inc., Class A(a)	425	9,669

Navan, Inc., Class A(a)	1,521	25,385

		35,054

Insurance — 0.0%

Neptune Insurance Holdings, Inc., Class A(a)	257	5,993

Machinery — 0.3%

Alliance Laundry Holdings, Inc.(a)	1,762	41,883

Software — 0.2%

Netskope, Inc., Class A(a)	778	14,300

Via Transportation, Inc., Class A(a)	266	9,265

		23,565

Total Long-Term Investments — 1.5% (Cost: $201,483)		186,324

Security	Par (000)	Value

Short-Term Securities

U.S. Treasury Obligations(b) — 92.5%

U.S. Treasury Bills, 3.85%, 12/11/25	USD 12,052	$12,039,193

Total Short-Term Securities — 92.5% (Cost: $12,039,445)		12,039,193

Total Investments — 94.0% (Cost: $12,240,928)		12,225,517

Other Assets Less Liabilities — 6.0%		785,986

Net Assets — 100.0%		$13,011,503

(a)	Non-income producing security.
(b)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(10	)(b)	$10	$—	$—	—	$338	(c)	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a)

Adobe, Inc.	Barclays Bank PLC	USD	34,742	07/23/26	0.20%	1D OBFR01	Monthly	$153

Adobe, Inc.	Goldman Sachs Bank USA		75,091	08/18/26	0.20%	1D FEDL01	Monthly	(1,141)

Advanced Micro Devices, Inc.	Goldman Sachs Bank USA		59,408	08/18/26	0.20%	1D FEDL01	Monthly	(5,679)

Allegion PLC	Goldman Sachs Bank USA		20,316	08/18/26	0.20%	1D FEDL01	Monthly	770

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Allegion PLC	HSBC Bank PLC	USD	42,721	02/09/28	0.20%	1D OBFR01	Monthly	$(218)

Allegion PLC	Merrill Lynch International		38,233	06/15/28	0.20%	1D OBFR01	Monthly	1,448

Allstate Corp. (The)	Barclays Bank PLC		6,159	07/23/26	0.20%	1D OBFR01	Monthly	18

Allstate Corp. (The)	Merrill Lynch International		115,066	06/15/28	0.20%	1D OBFR01	Monthly	2,073

Alphabet, Inc., Class A	Goldman Sachs Bank USA		92,917	08/18/26	0.20%	1D FEDL01	Monthly	11,462

Alphabet, Inc., Class A	HSBC Bank PLC		90,801	02/09/28	0.20%	1D OBFR01	Monthly	9,415

Alphabet, Inc., Class A	Merrill Lynch International		139,945	06/15/28	0.20%	1D OBFR01	Monthly	17,264

Amazon.com, Inc.	Barclays Bank PLC		60,869	07/23/26	0.20%	1D OBFR01	Monthly	1,867

Amazon.com, Inc.	Goldman Sachs Bank USA		250,568	08/19/26	0.20%	1D FEDL01	Monthly	377

Amazon.com, Inc.	HSBC Bank PLC		95,137	02/09/28	0.20%	1D OBFR01	Monthly	(5,814)

Amazon.com, Inc.	Merrill Lynch International		101,997	06/15/28	0.20%	1D OBFR01	Monthly	153

American Electric Power Co., Inc.	Merrill Lynch International		113,946	06/15/28	0.20%	1D OBFR01	Monthly	46

Amphenol Corp., Class A	Goldman Sachs Bank USA		84,559	08/18/26	0.20%	1D FEDL01	Monthly	5,476

Amphenol Corp., Class A	HSBC Bank PLC		5,690	02/09/28	0.20%	1D OBFR01	Monthly	368

Amphenol Corp., Class A	Merrill Lynch International		102,820	06/15/28	0.20%	1D OBFR01	Monthly	6,659

Apple Inc.	Goldman Sachs Bank USA		14,175	08/18/26	0.20%	1D FEDL01	Monthly	604

Apple Inc.	HSBC Bank PLC		431,088	02/09/28	0.20%	1D OBFR01	Monthly	15,072

Applied Materials, Inc.	Barclays Bank PLC		60,498	07/23/26	0.20%	1D OBFR01	Monthly	5,591

Aptiv PLC	Merrill Lynch International		60,865	06/15/28	0.20%	1D OBFR01	Monthly	554

Arista Networks, Inc.	Barclays Bank PLC		1,955	07/23/26	0.20%	1D OBFR01	Monthly	136

Arista Networks, Inc.	HSBC Bank PLC		60,120	02/09/28	0.20%	1D OBFR01	Monthly	(2,882)

Assurant, Inc.	Goldman Sachs Bank USA		2,923	08/18/26	0.20%	1D FEDL01	Monthly	43

Assurant, Inc.	HSBC Bank PLC		2,713	02/09/28	0.20%	1D OBFR01	Monthly	25

Assurant, Inc.	Merrill Lynch International		66,999	06/15/28	0.20%	1D OBFR01	Monthly	992

AvalonBay Communities, Inc.	Barclays Bank PLC		56,108	07/23/26	0.20%	1D OBFR01	Monthly	476

AvalonBay Communities, Inc.	Goldman Sachs Bank USA		2,663	08/18/26	0.20%	1D FEDL01	Monthly	66

AvalonBay Communities, Inc.	HSBC Bank PLC		18,559	02/09/28	0.20%	1D OBFR01	Monthly	545

Axalta Coating Systems Ltd.	Goldman Sachs Bank USA		120,723	08/18/26	0.20%	1D FEDL01	Monthly	8,354

Bank of America Corp.	Barclays Bank PLC		3,375	07/23/26	0.20%	1D OBFR01	Monthly	112

Bank of America Corp.	Goldman Sachs Bank USA		26,203	08/18/26	0.20%	1D FEDL01	Monthly	1,105

Bank of America Corp.	HSBC Bank PLC		37,447	02/09/28	0.20%	1D OBFR01	Monthly	161

Barrick Mining Corp.	Barclays Bank PLC		19,335	07/23/26	0.20%	1D OBFR01	Monthly	880

Barrick Mining Corp.	HSBC Bank PLC		101,894	02/09/28	0.20%	1D OBFR01	Monthly	19,149

Barrick Mining Corp.	Merrill Lynch International		84,897	06/15/28	0.20%	1D OBFR01	Monthly	10,061

Bath & Body Works, Inc.	Barclays Bank PLC		13,848	07/23/26	0.20%	1D OBFR01	Monthly	1,646

Bath & Body Works, Inc.	Goldman Sachs Bank USA		44,702	08/18/26	0.20%	1D FEDL01	Monthly	(8,419)

Bath & Body Works, Inc.	HSBC Bank PLC		3,004	02/09/28	0.20%	1D OBFR01	Monthly	(567)

Bath & Body Works, Inc.	Merrill Lynch International		5,384	06/15/28	0.20%	1D OBFR01	Monthly	(1,014)

Baxter International, Inc.	Barclays Bank PLC		19,925	07/23/26	0.20%	1D OBFR01	Monthly	614

Baxter International, Inc.	Goldman Sachs Bank USA		44,230	08/18/26	0.20%	1D FEDL01	Monthly	2,414

Baxter International, Inc.	Merrill Lynch International		12,706	06/15/28	0.20%	1D OBFR01	Monthly	694

Becton Dickinson & Co.	Merrill Lynch International		65,124	06/15/28	0.20%	1D OBFR01	Monthly	1,037

Biogen, Inc.	HSBC Bank PLC		469	02/09/28	0.20%	1D OBFR01	Monthly	77

Biogen, Inc.	Merrill Lynch International		81,187	06/15/28	0.20%	1D OBFR01	Monthly	8,583

Blue Owl Capital, Inc., Class A	Goldman Sachs Bank USA		90,166	08/18/26	0.20%	1D FEDL01	Monthly	8,054

Blue Owl Capital, Inc., Class A	HSBC Bank PLC		6,605	02/09/28	0.20%	1D OBFR01	Monthly	40

Boston Scientific Corp.	Barclays Bank PLC		27,157	07/23/26	0.20%	1D OBFR01	Monthly	981

Boston Scientific Corp.	Merrill Lynch International		134,221	06/15/28	0.20%	1D OBFR01	Monthly	(237)

BP PLC, ADR	Barclays Bank PLC		193,411	07/23/26	0.20%	1D OBFR01	Monthly	1,023

BP PLC, ADR	Goldman Sachs Bank USA		4,161	08/18/26	0.20%	1D FEDL01	Monthly	(46)

BP PLC, ADR	HSBC Bank PLC		23,905	02/09/28	0.20%	1D OBFR01	Monthly	(657)

BP PLC, ADR	Merrill Lynch International		24,565	06/15/28	0.20%	1D OBFR01	Monthly	(269)

Bristol-Myers Squibb Co.	Barclays Bank PLC		43,462	07/23/26	0.20%	1D OBFR01	Monthly	1,310

Bristol-Myers Squibb Co.	Goldman Sachs Bank USA		86,411	08/18/26	0.20%	1D FEDL01	Monthly	4,412

Bristol-Myers Squibb Co.	HSBC Bank PLC		150,901	02/09/28	0.20%	1D OBFR01	Monthly	6,194

Bristol-Myers Squibb Co.	Merrill Lynch International		57,342	06/15/28	0.20%	1D OBFR01	Monthly	2,928

Broadcom, Inc.	Goldman Sachs Bank USA		208,331	08/18/26	0.20%	1D FEDL01	Monthly	36,668

Broadcom, Inc.	Merrill Lynch International		97,655	06/15/28	0.20%	1D OBFR01	Monthly	17,188

Cadence Design Systems, Inc.	HSBC Bank PLC		60,525	02/09/28	0.20%	1D OBFR01	Monthly	(3,146)

Cadence Design Systems, Inc.	Merrill Lynch International		127,318	06/15/28	0.20%	1D OBFR01	Monthly	225

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Camden Property Trust	Barclays Bank PLC	USD	56,296	07/23/26	0.20%	1D OBFR01	Monthly	$915

Camden Property Trust	HSBC Bank PLC		3,072	02/09/28	0.20%	1D OBFR01	Monthly	118

Camden Property Trust	Merrill Lynch International		2,247	06/15/28	0.20%	1D OBFR01	Monthly	92

Capital One Financial Corp.	Barclays Bank PLC		55,551	07/23/26	0.20%	1D OBFR01	Monthly	2,721

Capital One Financial Corp.	HSBC Bank PLC		17,188	02/09/28	0.20%	1D OBFR01	Monthly	(101)

Cardinal Health, Inc.	Barclays Bank PLC		76,454	07/23/26	0.20%	1D OBFR01	Monthly	384

Cardinal Health, Inc.	Goldman Sachs Bank USA		3,505	08/18/26	0.20%	1D FEDL01	Monthly	103

Cardinal Health, Inc.	HSBC Bank PLC		106,824	02/09/28	0.20%	1D OBFR01	Monthly	3,552

Carvana Co., Class A	HSBC Bank PLC		87,016	02/09/28	0.20%	1D OBFR01	Monthly	14,099

Carvana Co., Class A	Merrill Lynch International		10,340	06/15/28	0.20%	1D OBFR01	Monthly	1,644

CDW Corp.	Barclays Bank PLC		4,116	07/23/26	0.20%	1D OBFR01	Monthly	67

CDW Corp.	Goldman Sachs Bank USA		55,255	08/18/26	0.20%	1D FEDL01	Monthly	1,568

Cencora, Inc.	Barclays Bank PLC		176,432	07/23/26	0.20%	1D OBFR01	Monthly	(1,559)

Cencora, Inc.	Goldman Sachs Bank USA		22,265	08/18/26	0.20%	1D FEDL01	Monthly	240

Cencora, Inc.	HSBC Bank PLC		44,123	02/09/28	0.20%	1D OBFR01	Monthly	518

Charles Schwab Corp. (The)	Barclays Bank PLC		63,273	07/23/26	0.20%	1D OBFR01	Monthly	1,545

Charles Schwab Corp. (The)	HSBC Bank PLC		27,336	02/09/28	0.20%	1D OBFR01	Monthly	(815)

Charles Schwab Corp. (The)	Merrill Lynch International		83,730	06/15/28	0.20%	1D OBFR01	Monthly	747

Churchill Downs, Inc.	Barclays Bank PLC		62,546	07/23/26	0.20%	1D OBFR01	Monthly	1,708

Churchill Downs, Inc.	Goldman Sachs Bank USA		3,894	08/18/26	0.20%	1D FEDL01	Monthly	361

Churchill Downs, Inc.	Merrill Lynch International		5,491	06/15/28	0.20%	1D OBFR01	Monthly	509

Cintas Corp.	Barclays Bank PLC		63,392	07/23/26	0.20%	1D OBFR01	Monthly	1,343

Cisco Systems, Inc.	Barclays Bank PLC		98,273	07/23/26	0.20%	1D OBFR01	Monthly	902

Cisco Systems, Inc.	Goldman Sachs Bank USA		8,400	08/18/26	0.20%	1D FEDL01	Monthly	(91)

Cisco Systems, Inc.	Merrill Lynch International		27,690	06/15/28	0.20%	1D OBFR01	Monthly	(299)

Citigroup, Inc.	HSBC Bank PLC		67,186	02/09/28	0.20%	1D OBFR01	Monthly	1,397

Citizens Financial Group, Inc.	HSBC Bank PLC		2,460	02/09/28	0.20%	1D OBFR01	Monthly	82

Citizens Financial Group, Inc.	Merrill Lynch International		185,717	06/15/28	0.20%	1D OBFR01	Monthly	16,401

Coca-Cola Co. (The)	Barclays Bank PLC		2,613	07/23/26	0.20%	1D OBFR01	Monthly	19

Coca-Cola Co. (The)	HSBC Bank PLC		68,193	02/09/28	0.20%	1D OBFR01	Monthly	2,514

Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC		7,417	07/23/26	0.20%	1D OBFR01	Monthly	276

Cognizant Technology Solutions Corp., Class A	HSBC Bank PLC		56,336	02/09/28	0.20%	1D OBFR01	Monthly	3,734

Cognizant Technology Solutions Corp., Class A	Merrill Lynch International		2,349	06/15/28	0.20%	1D OBFR01	Monthly	216

Colgate-Palmolive Co.	HSBC Bank PLC		87,416	02/09/28	0.20%	1D OBFR01	Monthly	2,139

Comcast Corp., Class A	Goldman Sachs Bank USA		62,497	08/19/26	0.20%	1D FEDL01	Monthly	(1,217)

Confluent, Inc., Class A	HSBC Bank PLC		72,590	02/09/28	0.20%	1D OBFR01	Monthly	(3,949)

Confluent, Inc., Class A	Merrill Lynch International		61,884	06/15/28	0.20%	1D OBFR01	Monthly	(1,120)

Corteva, Inc.	Barclays Bank PLC		155,220	07/23/26	0.20%	1D OBFR01	Monthly	4,279

Corteva, Inc.	Goldman Sachs Bank USA		42,608	08/18/26	0.20%	1D FEDL01	Monthly	2,395

Crown Castle, Inc.	HSBC Bank PLC		70,709	02/09/28	0.20%	1D OBFR01	Monthly	(424)

Crown Holdings, Inc.	HSBC Bank PLC		63,654	02/09/28	0.20%	1D OBFR01	Monthly	(1,489)

Crown Holdings, Inc.	Merrill Lynch International		16,629	06/15/28	0.20%	1D OBFR01	Monthly	317

CVS Health Corp.	Goldman Sachs Bank USA		60,297	08/18/26	0.20%	1D FEDL01	Monthly	1,500

Danaher Corp.	Barclays Bank PLC		63,100	07/23/26	0.20%	1D OBFR01	Monthly	(56)

Danaher Corp.	Goldman Sachs Bank USA		98,757	08/18/26	0.20%	1D FEDL01	Monthly	2,840

Diamondback Energy, Inc.	Goldman Sachs Bank USA		61,768	08/18/26	0.20%	1D FEDL01	Monthly	2,625

Diamondback Energy, Inc.	HSBC Bank PLC		16,644	02/09/28	0.20%	1D OBFR01	Monthly	904

Dow, Inc.	Goldman Sachs Bank USA		19,915	08/18/26	0.20%	1D FEDL01	Monthly	2,003

Dow, Inc.	HSBC Bank PLC		45,393	02/09/28	0.20%	1D OBFR01	Monthly	3,594

Dow, Inc.	Merrill Lynch International		51,575	06/15/28	0.20%	1D OBFR01	Monthly	5,188

Duolingo, Inc., Class A	Barclays Bank PLC		28,802	07/23/26	0.20%	1D OBFR01	Monthly	3,163

Duolingo, Inc., Class A	Merrill Lynch International		30,128	06/15/28	0.20%	1D OBFR01	Monthly	2,221

DuPont de Nemours, Inc.	Barclays Bank PLC		1,731	07/23/26	0.20%	1D OBFR01	Monthly	59

DuPont de Nemours, Inc.	Goldman Sachs Bank USA		28,099	08/18/26	0.20%	1D FEDL01	Monthly	814

DuPont de Nemours, Inc.	HSBC Bank PLC		30,019	02/09/28	0.20%	1D OBFR01	Monthly	(351)

Ecolab, Inc.	Barclays Bank PLC		11,021	07/23/26	0.20%	1D OBFR01	Monthly	261

Ecolab, Inc.	Goldman Sachs Bank USA		79,193	08/18/26	0.20%	1D FEDL01	Monthly	6,107

Edwards Lifesciences Corp.	Barclays Bank PLC		140,873	07/23/26	0.20%	1D OBFR01	Monthly	3,259

Elastic NV	HSBC Bank PLC		111,752	02/09/28	0.20%	1D OBFR01	Monthly	(21,614)

Elevance Health, Inc.	Barclays Bank PLC		4,285	07/23/26	0.20%	1D OBFR01	Monthly	113

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Elevance Health, Inc.	Goldman Sachs Bank USA	USD	2,316	08/18/26	0.20%	1D FEDL01	Monthly	$51

Elevance Health, Inc.	HSBC Bank PLC		16,100	02/09/28	0.20%	1D OBFR01	Monthly	1,827

Elevance Health, Inc.	Merrill Lynch International		40,371	06/15/28	0.20%	1D OBFR01	Monthly	897

Emerson Electric Co.	Barclays Bank PLC		77,301	07/23/26	0.20%	1D OBFR01	Monthly	2,861

Emerson Electric Co.	Merrill Lynch International		4,062	06/15/28	0.20%	1D OBFR01	Monthly	206

Entergy Corp.	Barclays Bank PLC		122,023	07/23/26	0.20%	1D OBFR01	Monthly	2,607

Envista Holdings Corp.	Goldman Sachs Bank USA		55,419	08/18/26	0.20%	1D FEDL01	Monthly	5,191

Envista Holdings Corp.	Merrill Lynch International		4,262	06/15/28	0.20%	1D OBFR01	Monthly	399

EQT Corp.	HSBC Bank PLC		51,573	02/09/28	0.20%	1D OBFR01	Monthly	1,680

EQT Corp.	Merrill Lynch International		69,431	06/15/28	0.20%	1D OBFR01	Monthly	2,140

Equinix, Inc.	Barclays Bank PLC		3,042	07/23/26	0.20%	1D OBFR01	Monthly	(29)

Equinix, Inc.	Goldman Sachs Bank USA		51,274	08/18/26	0.20%	1D FEDL01	Monthly	(1,556)

Equinix, Inc.	Merrill Lynch International		32,629	06/15/28	0.20%	1D OBFR01	Monthly	(990)

Evergy, Inc.	Barclays Bank PLC		32,425	07/23/26	0.20%	1D OBFR01	Monthly	265

Evergy, Inc.	Merrill Lynch International		77,351	06/15/28	0.20%	1D OBFR01	Monthly	532

FedEx Corp.	HSBC Bank PLC		60,680	02/09/28	0.20%	1D OBFR01	Monthly	5,208

Ferrari NV	Barclays Bank PLC		13,737	07/23/26	0.20%	1D OBFR01	Monthly	372

Ferrari NV	Merrill Lynch International		49,862	06/15/28	0.20%	1D OBFR01	Monthly	(1,658)

Fidelity National Financial, Inc., Class A	Barclays Bank PLC		23,945	07/23/26	0.20%	1D OBFR01	Monthly	540

Fidelity National Financial, Inc., Class A	HSBC Bank PLC		124,775	02/09/28	0.20%	1D OBFR01	Monthly	4,188

Fidelity National Information Services, Inc.	HSBC Bank PLC		22,380	02/09/28	0.20%	1D OBFR01	Monthly	113

Fidelity National Information Services, Inc.	Merrill Lynch International		58,176	06/15/28	0.20%	1D OBFR01	Monthly	1,674

First Citizens BancShares, Inc., Class A	Barclays Bank PLC		38,967	07/23/26	0.20%	1D OBFR01	Monthly	469

First Citizens BancShares, Inc., Class A	Merrill Lynch International		67,990	06/15/28	0.20%	1D OBFR01	Monthly	3,369

Floor & Decor Holdings, Inc., Class A	Barclays Bank PLC		49,871	07/23/26	0.20%	1D OBFR01	Monthly	2,425

Floor & Decor Holdings, Inc., Class A	Goldman Sachs Bank USA		6,985	08/18/26	0.20%	1D FEDL01	Monthly	840

Floor & Decor Holdings, Inc., Class A	Merrill Lynch International		4,430	06/15/28	0.20%	1D OBFR01	Monthly	533

Fortune Brands Innovations, Inc.	Barclays Bank PLC		5,563	07/23/26	0.20%	1D OBFR01	Monthly	530

Fortune Brands Innovations, Inc.	Merrill Lynch International		52,364	06/15/28	0.20%	1D OBFR01	Monthly	5,978

Franklin Resources, Inc.	Goldman Sachs Bank USA		13,863	08/18/26	0.20%	1D FEDL01	Monthly	662

Franklin Resources, Inc.	Merrill Lynch International		59,247	06/15/28	0.20%	1D OBFR01	Monthly	2,830

Freeport-McMoRan, Inc.	Barclays Bank PLC		6,608	07/23/26	0.20%	1D OBFR01	Monthly	355

Freeport-McMoRan, Inc.	Merrill Lynch International		52,650	06/15/28	0.20%	1D OBFR01	Monthly	5,373

Globant SA	Goldman Sachs Bank USA		126,886	08/18/26	0.20%	1D FEDL01	Monthly	10,236

Hasbro, Inc.	Goldman Sachs Bank USA		15,793	08/18/26	0.20%	1D FEDL01	Monthly	1,140

Hasbro, Inc.	HSBC Bank PLC		11,957	02/09/28	0.20%	1D OBFR01	Monthly	681

Hasbro, Inc.	Merrill Lynch International		95,144	06/15/28	0.20%	1D OBFR01	Monthly	6,867

Home Depot, Inc. (The)	Barclays Bank PLC		6,058	07/23/26	0.20%	1D OBFR01	Monthly	366

Home Depot, Inc. (The)	HSBC Bank PLC		11,483	02/09/28	0.20%	1D OBFR01	Monthly	(419)

Home Depot, Inc. (The)	Merrill Lynch International		54,063	06/15/28	0.20%	1D OBFR01	Monthly	(168)

Honeywell International, Inc.	Goldman Sachs Bank USA		13,726	08/18/26	0.20%	1D FEDL01	Monthly	(272)

Honeywell International, Inc.	HSBC Bank PLC		231,755	02/09/28	0.20%	1D OBFR01	Monthly	(4,586)

HubSpot, Inc.	Barclays Bank PLC		3,565	07/23/26	0.20%	1D OBFR01	Monthly	108

HubSpot, Inc.	HSBC Bank PLC		52,930	02/09/28	0.20%	1D OBFR01	Monthly	(2,607)

HubSpot, Inc.	Merrill Lynch International		3,322	06/15/28	0.20%	1D OBFR01	Monthly	(16)

Huntington Bancshares, Inc.	Barclays Bank PLC		64,420	07/23/26	0.20%	1D OBFR01	Monthly	1,579

Huntington Bancshares, Inc.	Merrill Lynch International		3,596	06/15/28	0.20%	1D OBFR01	Monthly	235

Intel Corp.	HSBC Bank PLC		87,649	02/09/28	0.20%	1D OBFR01	Monthly	14,765

Intercontinental Exchange, Inc.	Barclays Bank PLC		2,752	07/23/26	0.20%	1D OBFR01	Monthly	79

Intercontinental Exchange, Inc.	Goldman Sachs Bank USA		76,668	08/18/26	0.20%	1D FEDL01	Monthly	3,555

International Flavors & Fragrances, Inc.	Barclays Bank PLC		8,836	07/23/26	0.20%	1D OBFR01	Monthly	266

International Flavors & Fragrances, Inc.	Goldman Sachs Bank USA		55,230	08/18/26	0.20%	1D FEDL01	Monthly	3,689

Intuit, Inc.	Barclays Bank PLC		56,178	07/23/26	0.20%	1D OBFR01	Monthly	(1,647)

Intuit, Inc.	HSBC Bank PLC		5,879	02/09/28	0.20%	1D OBFR01	Monthly	(173)

Jackson Financial, Inc., Class A	Merrill Lynch International		70,140	06/15/28	0.20%	1D OBFR01	Monthly	5,720

Keurig Dr Pepper, Inc.	Barclays Bank PLC		41,204	07/23/26	0.20%	1D OBFR01	Monthly	813

Keurig Dr Pepper, Inc.	Merrill Lynch International		53,273	06/15/28	0.20%	1D OBFR01	Monthly	1,857

Keysight Technologies, Inc.	Barclays Bank PLC		72,312	07/23/26	0.20%	1D OBFR01	Monthly	8,254

Keysight Technologies, Inc.	Goldman Sachs Bank USA		24,220	08/18/26	0.20%	1D FEDL01	Monthly	3,097

Keysight Technologies, Inc.	HSBC Bank PLC		95,792	02/09/28	0.20%	1D OBFR01	Monthly	7,538

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Kinder Morgan, Inc.	HSBC Bank PLC	USD	60,831	02/09/28	0.20%	1D OBFR01	Monthly	$584

Lockheed Martin Corp.	HSBC Bank PLC		90,872	02/09/28	0.20%	1D OBFR01	Monthly	1,158

Mastercard, Inc., Class A	Barclays Bank PLC		56,474	07/23/26	0.20%	1D OBFR01	Monthly	1,331

Mastercard, Inc., Class A	Goldman Sachs Bank USA		221,719	08/18/26	0.20%	1D FEDL01	Monthly	5,650

McKesson Corp.	Barclays Bank PLC		4,351	07/23/26	0.20%	1D OBFR01	Monthly	55

McKesson Corp.	Goldman Sachs Bank USA		81,247	08/18/26	0.20%	1D FEDL01	Monthly	2,460

McKesson Corp.	HSBC Bank PLC		13,750	02/09/28	0.20%	1D OBFR01	Monthly	348

McKesson Corp.	Merrill Lynch International		25,657	06/15/28	0.20%	1D OBFR01	Monthly	777

Medtronic PLC	Barclays Bank PLC		73,582	07/23/26	0.20%	1D OBFR01	Monthly	1,519

Medtronic PLC	Merrill Lynch International		13,383	06/15/28	0.20%	1D OBFR01	Monthly	1,258

Merck & Co., Inc.	HSBC Bank PLC		122,665	02/09/28	0.20%	1D OBFR01	Monthly	25,565

Meta Platforms, Inc., Class A	Barclays Bank PLC		90,731	07/23/26	0.20%	1D OBFR01	Monthly	5,165

Meta Platforms, Inc., Class A	Goldman Sachs Bank USA		101,740	08/18/26	0.20%	1D FEDL01	Monthly	7,764

Meta Platforms, Inc., Class A	HSBC Bank PLC		98,555	02/09/28	0.20%	1D OBFR01	Monthly	2,526

Microchip Technology, Inc.	Goldman Sachs Bank USA		6,618	08/18/26	0.20%	1D FEDL01	Monthly	241

Microchip Technology, Inc.	HSBC Bank PLC		2,740	02/09/28	0.20%	1D OBFR01	Monthly	100

Microchip Technology, Inc.	Merrill Lynch International		48,908	06/15/28	0.20%	1D OBFR01	Monthly	1,778

Micron Technology, Inc.	Goldman Sachs Bank USA		123,636	08/18/26	0.20%	1D FEDL01	Monthly	(2,795)

Micron Technology, Inc.	Merrill Lynch International		15,727	06/15/28	0.20%	1D OBFR01	Monthly	(356)

Microsoft Corp.	Barclays Bank PLC		119,922	07/23/26	0.20%	1D OBFR01	Monthly	4,557

Microsoft Corp.	Goldman Sachs Bank USA		387,215	08/18/26	0.20%	1D FEDL01	Monthly	(11,811)

Microsoft Corp.	HSBC Bank PLC		28,336	02/09/28	0.20%	1D OBFR01	Monthly	(783)

Microsoft Corp.	Merrill Lynch International		189,294	06/15/28	0.20%	1D OBFR01	Monthly	(5,774)

Middleby Corp. (The)	Barclays Bank PLC		2,545	07/23/26	0.20%	1D OBFR01	Monthly	55

Middleby Corp. (The)	HSBC Bank PLC		17,119	02/09/28	0.20%	1D OBFR01	Monthly	(689)

Middleby Corp. (The)	Merrill Lynch International		45,981	06/15/28	0.20%	1D OBFR01	Monthly	1,536

Nasdaq, Inc.	Goldman Sachs Bank USA		23,053	08/18/26	0.20%	1D FEDL01	Monthly	1,404

Nasdaq, Inc.	Merrill Lynch International		35,651	06/15/28	0.20%	1D OBFR01	Monthly	2,172

Natera, Inc.	Barclays Bank PLC		13,838	07/23/26	0.20%	1D OBFR01	Monthly	13

Natera, Inc.	Goldman Sachs Bank USA		17,307	08/18/26	0.20%	1D FEDL01	Monthly	2,753

Natera, Inc.	HSBC Bank PLC		9,712	02/09/28	0.20%	1D OBFR01	Monthly	1,512

Natera, Inc.	Merrill Lynch International		85,713	06/15/28	0.20%	1D OBFR01	Monthly	13,632

Netflix, Inc.	Barclays Bank PLC		97,236	07/23/26	0.20%	1D OBFR01	Monthly	554

Netflix, Inc.	Goldman Sachs Bank USA		28,786	08/18/26	0.20%	1D FEDL01	Monthly	(707)

Netflix, Inc.	Merrill Lynch International		20,845	06/15/28	0.20%	1D OBFR01	Monthly	(512)

Neurocrine Biosciences, Inc.	Merrill Lynch International		146,288	06/15/28	0.20%	1D OBFR01	Monthly	8,763

Nice Ltd., ADR	Goldman Sachs Bank USA		3,988	08/18/26	0.20%	1D FEDL01	Monthly	(488)

Nice Ltd., ADR	HSBC Bank PLC		54,136	02/09/28	0.20%	1D OBFR01	Monthly	(9,268)

Nice Ltd., ADR	Merrill Lynch International		3,505	06/15/28	0.20%	1D OBFR01	Monthly	(429)

NRG Energy, Inc.	Goldman Sachs Bank USA		65,447	08/18/26	0.20%	1D FEDL01	Monthly	2,518

NRG Energy, Inc.	HSBC Bank PLC		2,167	02/09/28	0.20%	1D OBFR01	Monthly	36

NVIDIA Corp.	Barclays Bank PLC		437,025	07/23/26	0.20%	1D OBFR01	Monthly	(13,287)

NVIDIA Corp.	Goldman Sachs Bank USA		53,927	08/18/26	0.20%	1D FEDL01	Monthly	(2,774)

NVIDIA Corp.	Merrill Lynch International		13,249	06/15/28	0.20%	1D OBFR01	Monthly	(682)

Old Dominion Freight Line, Inc.	Barclays Bank PLC		60,210	07/23/26	0.20%	1D OBFR01	Monthly	1,347

Performance Food Group Co.	Barclays Bank PLC		38,322	07/23/26	0.20%	1D OBFR01	Monthly	1,088

Performance Food Group Co.	HSBC Bank PLC		82,574	02/09/28	0.20%	1D OBFR01	Monthly	(356)

Planet Fitness, Inc., Class A	Goldman Sachs Bank USA		58,169	08/18/26	0.20%	1D FEDL01	Monthly	5,542

Planet Fitness, Inc., Class A	Merrill Lynch International		8,076	06/15/28	0.20%	1D OBFR01	Monthly	769

PPG Industries, Inc.	Barclays Bank PLC		90,164	07/23/26	0.20%	1D OBFR01	Monthly	2,673

Public Service Enterprise Group, Inc.	Merrill Lynch International		59,956	06/15/28	0.20%	1D OBFR01	Monthly	763

Ralph Lauren Corp., Class A	Barclays Bank PLC		69,296	07/23/26	0.20%	1D OBFR01	Monthly	3,435

Range Resources Corp.	Barclays Bank PLC		69,692	07/23/26	0.20%	1D OBFR01	Monthly	2,259

Republic Services, Inc.	Barclays Bank PLC		105,213	07/23/26	0.20%	1D OBFR01	Monthly	929

Republic Services, Inc.	Goldman Sachs Bank USA		112,458	08/18/26	0.20%	1D FEDL01	Monthly	3,886

Robert Half, Inc.	Barclays Bank PLC		12,681	07/23/26	0.20%	1D OBFR01	Monthly	(135)

Robert Half, Inc.	Goldman Sachs Bank USA		22,254	08/18/26	0.20%	1D FEDL01	Monthly	757

Robert Half, Inc.	HSBC Bank PLC		11,068	02/09/28	0.20%	1D OBFR01	Monthly	505

Robert Half, Inc.	Merrill Lynch International		14,356	06/15/28	0.20%	1D OBFR01	Monthly	489

Robinhood Markets, Inc., Class A	Barclays Bank PLC		60,244	07/23/26	0.20%	1D OBFR01	Monthly	7,084

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Rollins, Inc.	Goldman Sachs Bank USA	USD	7,245	08/18/26	0.20%	1D FEDL01	Monthly	$440

Rollins, Inc.	Merrill Lynch International		76,101	06/15/28	0.20%	1D OBFR01	Monthly	4,622

RTX Corp.	Barclays Bank PLC		37,067	07/23/26	0.20%	1D OBFR01	Monthly	364

RTX Corp.	Goldman Sachs Bank USA		19,319	08/18/26	0.20%	1D FEDL01	Monthly	(79)

RTX Corp.	HSBC Bank PLC		104,912	02/09/28	0.20%	1D OBFR01	Monthly	(2,414)

S&P Global, Inc.	HSBC Bank PLC		8,395	02/09/28	0.20%	1D OBFR01	Monthly	85

S&P Global, Inc.	Merrill Lynch International		77,743	06/15/28	0.20%	1D OBFR01	Monthly	1,571

Salesforce, Inc.	Goldman Sachs Bank USA		9,244	08/18/26	0.20%	1D FEDL01	Monthly	(253)

Salesforce, Inc.	HSBC Bank PLC		6,768	02/09/28	0.20%	1D OBFR01	Monthly	(313)

Salesforce, Inc.	Merrill Lynch International		43,139	06/15/28	0.20%	1D OBFR01	Monthly	(1,181)

Sanofi SA, ADR	Barclays Bank PLC		94,860	07/23/26	0.20%	1D OBFR01	Monthly	1,409

Sanofi SA, ADR	Goldman Sachs Bank USA		16,880	08/18/26	0.20%	1D FEDL01	Monthly	(619)

Sanofi SA, ADR	Merrill Lynch International		51,314	06/15/28	0.20%	1D OBFR01	Monthly	(1,883)

ServiceNow, Inc.	Goldman Sachs Bank USA		57,670	08/18/26	0.20%	1D FEDL01	Monthly	(1,613)

ServiceNow, Inc.	Merrill Lynch International		103,638	06/15/28	0.20%	1D OBFR01	Monthly	(2,899)

Shell PLC, ADR	Goldman Sachs Bank USA		59,792	08/19/26	0.20%	1D FEDL01	Monthly	(1,293)

Sherwin-Williams Co. (The)	Goldman Sachs Bank USA		74,839	08/18/26	0.20%	1D FEDL01	Monthly	3,866

SiteOne Landscape Supply, Inc.	Barclays Bank PLC		86,482	07/23/26	0.20%	1D OBFR01	Monthly	3,352

SiteOne Landscape Supply, Inc.	Goldman Sachs Bank USA		2,574	08/18/26	0.20%	1D FEDL01	Monthly	112

SLM Corp.	Barclays Bank PLC		61,585	07/23/26	0.20%	1D OBFR01	Monthly	2,289

SLM Corp.	Merrill Lynch International		4,679	06/15/28	0.20%	1D OBFR01	Monthly	419

Snowflake, Inc., Class A	Goldman Sachs Bank USA		54,855	08/18/26	0.20%	1D FEDL01	Monthly	(336)

Snowflake, Inc., Class A	Merrill Lynch International		3,792	06/15/28	0.20%	1D OBFR01	Monthly	(23)

Spotify Technology SA	Barclays Bank PLC		50,893	07/23/26	0.20%	1D OBFR01	Monthly	1,208

Spotify Technology SA	Goldman Sachs Bank USA		3,203	08/18/26	0.20%	1D FEDL01	Monthly	(209)

Spotify Technology SA	Merrill Lynch International		3,203	06/15/28	0.20%	1D OBFR01	Monthly	(209)

SS&C Technologies Holdings, Inc.	Barclays Bank PLC		26,981	07/23/26	0.20%	1D OBFR01	Monthly	434

SS&C Technologies Holdings, Inc.	Goldman Sachs Bank USA		4,788	08/18/26	0.20%	1D FEDL01	Monthly	282

SS&C Technologies Holdings, Inc.	HSBC Bank PLC		83,871	02/09/28	0.20%	1D OBFR01	Monthly	1,037

SS&C Technologies Holdings, Inc.	Merrill Lynch International		8,928	06/15/28	0.20%	1D OBFR01	Monthly	526

STAG Industrial, Inc.	Goldman Sachs Bank USA		51,334	08/18/26	0.20%	1D FEDL01	Monthly	1,026

STAG Industrial, Inc.	HSBC Bank PLC		15,144	02/09/28	0.20%	1D OBFR01	Monthly	136

Stanley Black & Decker, Inc.	Barclays Bank PLC		42,061	07/23/26	0.20%	1D OBFR01	Monthly	2,711

Stanley Black & Decker, Inc.	Goldman Sachs Bank USA		11,142	08/18/26	0.20%	1D FEDL01	Monthly	1,374

Stanley Black & Decker, Inc.	HSBC Bank PLC		6,590	02/09/28	0.20%	1D OBFR01	Monthly	347

Stanley Black & Decker, Inc.	Merrill Lynch International		2,101	06/15/28	0.20%	1D OBFR01	Monthly	259

Targa Resources Corp.	Barclays Bank PLC		2,888	07/23/26	0.20%	1D OBFR01	Monthly	93

Targa Resources Corp.	Goldman Sachs Bank USA		55,714	08/18/26	0.20%	1D FEDL01	Monthly	2,314

Targa Resources Corp.	HSBC Bank PLC		5,593	02/09/28	0.20%	1D OBFR01	Monthly	192

Targa Resources Corp.	Merrill Lynch International		2,525	06/15/28	0.20%	1D OBFR01	Monthly	105

TC Energy Corp.	HSBC Bank PLC		63,860	02/09/28	0.20%	1D OBFR01	Monthly	1,640

TE Connectivity PLC	Barclays Bank PLC		97,562	07/23/26	0.20%	1D OBFR01	Monthly	2,623

TechnipFMC PLC	HSBC Bank PLC		90,892	02/09/28	0.20%	1D OBFR01	Monthly	3,159

TechnipFMC PLC	Merrill Lynch International		92,639	06/15/28	0.20%	1D OBFR01	Monthly	5,485

Texas Pacific Land Corp.	Merrill Lynch International		64,150	06/15/28	0.20%	1D OBFR01	Monthly	(6,243)

Thermo Fisher Scientific, Inc.	Merrill Lynch International		72,596	06/15/28	0.20%	1D OBFR01	Monthly	3,030

TJX Cos., Inc. (The)	Goldman Sachs Bank USA		100,900	08/18/26	0.20%	1D FEDL01	Monthly	4,684

TransDigm Group, Inc.	Goldman Sachs Bank USA		56,102	08/18/26	0.20%	1D FEDL01	Monthly	1,025

TransDigm Group, Inc.	HSBC Bank PLC		11,600	02/09/28	0.20%	1D OBFR01	Monthly	641

Trimble, Inc.	HSBC Bank PLC		149,677	02/09/28	0.20%	1D OBFR01	Monthly	3,230

Union Pacific Corp.	Goldman Sachs Bank USA		17,459	08/18/26	0.20%	1D FEDL01	Monthly	856

Union Pacific Corp.	Merrill Lynch International		284,206	06/15/28	0.20%	1D OBFR01	Monthly	13,927

UnitedHealth Group, Inc.	Barclays Bank PLC		77,529	07/23/26	0.20%	1D OBFR01	Monthly	2,605

Valero Energy Corp.	HSBC Bank PLC		58,950	02/09/28	0.20%	1D OBFR01	Monthly	(796)

Veeva Systems, Inc., Class A	Barclays Bank PLC		1,650	07/23/26	0.20%	1D OBFR01	Monthly	32

Veeva Systems, Inc., Class A	Goldman Sachs Bank USA		13,019	08/18/26	0.20%	1D FEDL01	Monthly	(1,726)

Veeva Systems, Inc., Class A	Merrill Lynch International		46,261	06/15/28	0.20%	1D OBFR01	Monthly	(6,132)

Verisk Analytics, Inc.	HSBC Bank PLC		71,761	02/09/28	0.20%	1D OBFR01	Monthly	4,088

Verisk Analytics, Inc.	Merrill Lynch International		30,017	06/15/28	0.20%	1D OBFR01	Monthly	818

Verizon Communications, Inc.	Barclays Bank PLC		48,976	07/23/26	0.20%	1D OBFR01	Monthly	1,096

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Verizon Communications, Inc.	Goldman Sachs Bank USA	USD 11,811	08/18/26	0.20%	1D FEDL01	Monthly	$29

Visa, Inc., Class A	Barclays Bank PLC	135,013	07/23/26	0.20%	1D OBFR01	Monthly	2,107

Visa, Inc., Class A	Goldman Sachs Bank USA	42,673	08/18/26	0.20%	1D FEDL01	Monthly	1,138

Voya Financial, Inc.	Barclays Bank PLC	89,377	07/23/26	0.20%	1D OBFR01	Monthly	396

Voya Financial, Inc.	Goldman Sachs Bank USA	13,932	08/18/26	0.20%	1D FEDL01	Monthly	339

Walmart, Inc.	HSBC Bank PLC	18,743	02/09/28	0.20%	1D OBFR01	Monthly	1,480

Walmart, Inc.	Merrill Lynch International	42,210	06/15/28	0.20%	1D OBFR01	Monthly	3,100

Waste Connections, Inc.	Barclays Bank PLC	65,970	07/23/26	0.20%	1D OBFR01	Monthly	1,295

Waste Connections, Inc.	Merrill Lynch International	111,067	06/15/28	0.20%	1D OBFR01	Monthly	4,749

WESCO International, Inc.	HSBC Bank PLC	185,801	02/09/28	0.20%	1D OBFR01	Monthly	4,863

Western Digital Corp.	Merrill Lynch International	77,976	06/15/28	0.20%	1D OBFR01	Monthly	422

Williams Cos., Inc. (The)	Barclays Bank PLC	40,888	07/23/26	0.20%	1D OBFR01	Monthly	1,032

Williams Cos., Inc. (The)	Goldman Sachs Bank USA	1,797	08/18/26	0.20%	1D FEDL01	Monthly	31

Williams Cos., Inc. (The)	Merrill Lynch International	73,869	06/15/28	0.20%	1D OBFR01	Monthly	1,258

WillScot Holdings Corp., Class A	Barclays Bank PLC	38,677	07/23/26	0.20%	1D OBFR01	Monthly	4,358

WillScot Holdings Corp., Class A	Goldman Sachs Bank USA	2,748	08/18/26	0.20%	1D FEDL01	Monthly	590

WillScot Holdings Corp., Class A	Merrill Lynch International	17,577	06/15/28	0.20%	1D OBFR01	Monthly	3,773

Wingstop, Inc.	Barclays Bank PLC	4,126	07/23/26	0.20%	1D OBFR01	Monthly	374

Wingstop, Inc.	Goldman Sachs Bank USA	8,410	08/18/26	0.20%	1D FEDL01	Monthly	1,385

Wingstop, Inc.	HSBC Bank PLC	44,744	02/09/28	0.20%	1D OBFR01	Monthly	5,025

Wingstop, Inc.	Merrill Lynch International	4,091	06/15/28	0.20%	1D OBFR01	Monthly	674

Wix.com Ltd.	Merrill Lynch International	60,992	06/15/28	0.20%	1D OBFR01	Monthly	(13,998)

Zebra Technologies Corp., Class A	Barclays Bank PLC	51,884	07/23/26	0.20%	1D OBFR01	Monthly	2,204

Zebra Technologies Corp., Class A	HSBC Bank PLC	17,723	02/09/28	0.20%	1D OBFR01	Monthly	(536)

Zimmer Biomet Holdings, Inc.	Goldman Sachs Bank USA	59,300	08/18/26	0.20%	1D FEDL01	Monthly	5,941

Total long positions of equity swaps							526,568

Short Contracts(b)

AAON, Inc.	Barclays Bank PLC	(16,193)	07/23/26	(0.15)%	1D OBFR01	Monthly	21

AAON, Inc.	HSBC Bank PLC	(77,227)	02/09/28	(0.15)%	1D OBFR01	Monthly	8,986

Accenture PLC, Class A	HSBC Bank PLC	(116,320)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,180)

AES Corp. (The)	Barclays Bank PLC	(70,691)	07/23/26	(0.15)%	1D OBFR01	Monthly	(917)

Akamai Technologies, Inc.	Barclays Bank PLC	(6,184)	07/23/26	(0.15)%	1D OBFR01	Monthly	(83)

Akamai Technologies, Inc.	HSBC Bank PLC	(63,423)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,747)

Akamai Technologies, Inc.	Merrill Lynch International	(3,242)	06/15/28	(0.15)%	1D OBFR01	Monthly	(70)

Albemarle Corp.	Goldman Sachs Bank USA	(67,089)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,005)

Alcon AG	Barclays Bank PLC	(202,368)	07/23/26	(0.15)%	1D OBFR01	Monthly	(8,121)

Alcon AG	Goldman Sachs Bank USA	(34,858)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,229)

Align Technology, Inc.	HSBC Bank PLC	(5,944)	02/09/28	(0.15)%	1D OBFR01	Monthly	(385)

Align Technology, Inc.	Merrill Lynch International	(53,044)	06/15/28	(0.15)%	1D OBFR01	Monthly	(5,832)

Allegro MicroSystems, Inc.	Barclays Bank PLC	(2,433)	07/23/26	(0.15)%	1D OBFR01	Monthly	(182)

Allegro MicroSystems, Inc.	Goldman Sachs Bank USA	(8,590)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,125)

Allegro MicroSystems, Inc.	HSBC Bank PLC	(51,916)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,712

Allegro MicroSystems, Inc.	Merrill Lynch International	(2,030)	06/15/28	(0.15)%	1D OBFR01	Monthly	(266)

Altria Group, Inc.	Barclays Bank PLC	(55,094)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,614)

Altria Group, Inc.	HSBC Bank PLC	(46,961)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,191)

American Express Co.	Barclays Bank PLC	(9,610)	07/23/26	(0.15)%	1D OBFR01	Monthly	(252)

American Express Co.	HSBC Bank PLC	(57,021)	02/09/28	(0.15)%	1D OBFR01	Monthly	405

Amgen, Inc.	Barclays Bank PLC	(35,436)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,183)

Amgen, Inc.	Goldman Sachs Bank USA	(95,679)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,050)

Apollo Global Management, Inc.	Barclays Bank PLC	(59,196)	07/23/26	(0.15)%	1D OBFR01	Monthly	(796)

Apollo Global Management, Inc.	Goldman Sachs Bank USA	(20,516)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,239)

Ares Management Corp., Class A	Barclays Bank PLC	(17,863)	07/23/26	(0.15)%	1D OBFR01	Monthly	(802)

Ares Management Corp., Class A	HSBC Bank PLC	(3,125)	02/09/28	(0.15)%	1D OBFR01	Monthly	(325)

Ares Management Corp., Class A	Merrill Lynch International	(38,214)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,979)

ARM Holdings PLC, ADR	Goldman Sachs Bank USA	(60,172)	08/18/26	(0.35)%	1D FEDL01	Monthly	2,016

ARM Holdings PLC, ADR	HSBC Bank PLC	(3,406)	02/09/28	(0.15)%	1D OBFR01	Monthly	424

Arthur J Gallagher & Co.	Goldman Sachs Bank USA	(43,823)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,976

Arthur J Gallagher & Co.	HSBC Bank PLC	(14,059)	02/09/28	(0.15)%	1D OBFR01	Monthly	193

Arthur J Gallagher & Co.	Merrill Lynch International	(1,556)	06/15/28	(0.15)%	1D OBFR01	Monthly	70

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)

Atmos Energy Corp.	HSBC Bank PLC	USD	(62,216)	02/09/28	(0.15)%	1D OBFR01	Monthly	$487

Baker Hughes Co., Class A	Merrill Lynch International		(92,169)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,466)

Berkshire Hathaway, Inc., Class B	Barclays Bank PLC		(4,570)	07/23/26	(0.15)%	1D OBFR01	Monthly	(54)

Berkshire Hathaway, Inc., Class B	HSBC Bank PLC		(53,674)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,818)

Bio-Rad Laboratories, Inc., Class A	Barclays Bank PLC		(71,591)	07/23/26	(0.15)%	1D OBFR01	Monthly	(528)

Bio-Rad Laboratories, Inc., Class A	Goldman Sachs Bank USA		(17,635)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,206)

Bio-Rad Laboratories, Inc., Class A	HSBC Bank PLC		(34,734)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,975)

Bio-Rad Laboratories, Inc., Class A	Merrill Lynch International		(13,379)	06/15/28	(0.15)%	1D OBFR01	Monthly	(915)

Blackstone, Inc., Class A	Barclays Bank PLC		(53,457)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,890)

Blackstone, Inc., Class A	HSBC Bank PLC		(19,625)	02/09/28	(0.15)%	1D OBFR01	Monthly	(288)

Booking Holdings, Inc.	Barclays Bank PLC		(73,131)	07/23/26	(0.15)%	1D OBFR01	Monthly	(590)

Booking Holdings, Inc.	Merrill Lynch International		(14,412)	06/15/28	(0.15)%	1D OBFR01	Monthly	(332)

Brighthouse Financial, Inc.	Barclays Bank PLC		(4,128)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2)

Brighthouse Financial, Inc.	Merrill Lynch International		(55,646)	06/15/28	(0.15)%	1D OBFR01	Monthly	59

Brown & Brown, Inc.	Barclays Bank PLC		(37,565)	07/23/26	(0.15)%	1D OBFR01	Monthly	(559)

Brown & Brown, Inc.	Merrill Lynch International		(44,955)	06/15/28	(0.15)%	1D OBFR01	Monthly	156

Burlington Stores, Inc.	HSBC Bank PLC		(61,498)	02/09/28	(0.15)%	1D OBFR01	Monthly	6,512

BXP, Inc.	Barclays Bank PLC		(124,432)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,994)

Carlyle Group, Inc. (The)	Goldman Sachs Bank USA		(3,288)	08/18/26	(0.15)%	1D FEDL01	Monthly	(202)

Carlyle Group, Inc. (The)	HSBC Bank PLC		(55,755)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,156)

Cboe Global Markets, Inc.	Merrill Lynch International		(67,304)	06/15/28	(0.15)%	1D OBFR01	Monthly	(78)

CenterPoint Energy, Inc.	Barclays Bank PLC		(59,540)	07/23/26	(0.15)%	1D OBFR01	Monthly	(390)

CenterPoint Energy, Inc.	Goldman Sachs Bank USA		(12,175)	08/18/26	(0.15)%	1D FEDL01	Monthly	61

CenterPoint Energy, Inc.	HSBC Bank PLC		(6,870)	02/09/28	(0.15)%	1D OBFR01	Monthly	(87)

CF Industries Holdings, Inc.	Barclays Bank PLC		(56,925)	07/23/26	(0.15)%	1D OBFR01	Monthly	(762)

CH Robinson Worldwide, Inc.	Barclays Bank PLC		(5,719)	07/23/26	(0.15)%	1D OBFR01	Monthly	(159)

CH Robinson Worldwide, Inc.	Goldman Sachs Bank USA		(174,468)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,121)

Clorox Co. (The)	Barclays Bank PLC		(10,143)	07/23/26	(0.15)%	1D OBFR01	Monthly	(219)

Clorox Co. (The)	Goldman Sachs Bank USA		(53,743)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,574)

Clorox Co. (The)	HSBC Bank PLC		(31,512)	02/09/28	(0.15)%	1D OBFR01	Monthly	(978)

Coinbase Global, Inc., Class A	Barclays Bank PLC		(55,545)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3,656)

ConocoPhillips	Goldman Sachs Bank USA		(57,224)	08/18/26	(0.15)%	1D FEDL01	Monthly	19

ConocoPhillips	HSBC Bank PLC		(43,321)	02/09/28	(0.15)%	1D OBFR01	Monthly	(226)

Copart, Inc.	Barclays Bank PLC		(2,879)	07/23/26	(0.15)%	1D OBFR01	Monthly	(5)

Copart, Inc.	HSBC Bank PLC		(15,570)	02/09/28	(0.15)%	1D OBFR01	Monthly	914

Copart, Inc.	Merrill Lynch International		(63,028)	06/15/28	(0.15)%	1D OBFR01	Monthly	3,584

Core & Main, Inc., Class A	Goldman Sachs Bank USA		(88,192)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,651)

Core & Main, Inc., Class A	HSBC Bank PLC		(42,875)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,124

Core & Main, Inc., Class A	Merrill Lynch International		(30,881)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,329)

Crowdstrike Holdings, Inc., Class A	Barclays Bank PLC		(41,559)	07/23/26	(0.15)%	1D OBFR01	Monthly	(192)

Crowdstrike Holdings, Inc., Class A	Goldman Sachs Bank USA		(105,426)	08/18/26	(0.15)%	1D FEDL01	Monthly	4,103

Crowdstrike Holdings, Inc., Class A	Merrill Lynch International		(46,621)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,815

CSX Corp.	Barclays Bank PLC		(113,590)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3,204)

CSX Corp.	HSBC Bank PLC		(4,144)	02/09/28	(0.15)%	1D OBFR01	Monthly	(28)

CyberArk Software Ltd.	Barclays Bank PLC		(59,350)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,101)

Datadog, Inc., Class A	Merrill Lynch International		(84,362)	06/15/28	(0.15)%	1D OBFR01	Monthly	9,477

DaVita, Inc.	Barclays Bank PLC		(8,962)	07/23/26	(0.15)%	1D OBFR01	Monthly	(14)

DaVita, Inc.	Goldman Sachs Bank USA		(113,869)	08/19/26	(0.15)%	1D FEDL01	Monthly	(2,340)

DaVita, Inc.	HSBC Bank PLC		(62,488)	02/09/28	(0.15)%	1D OBFR01	Monthly	255

DENTSPLY SIRONA, Inc.	Barclays Bank PLC		(67,449)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3,834)

Docusign, Inc.	Barclays Bank PLC		(26,834)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,392)

Docusign, Inc.	Goldman Sachs Bank USA		(6,661)	08/18/26	(0.15)%	1D FEDL01	Monthly	(482)

Docusign, Inc.	HSBC Bank PLC		(56,486)	02/09/28	(0.15)%	1D OBFR01	Monthly	243

Dollar Tree, Inc.	Barclays Bank PLC		(2,707)	07/23/26	(0.15)%	1D OBFR01	Monthly	(285)

Dollar Tree, Inc.	Goldman Sachs Bank USA		(2,903)	08/18/26	(0.15)%	1D FEDL01	Monthly	(200)

Dollar Tree, Inc.	HSBC Bank PLC		(189,515)	02/09/28	(0.15)%	1D OBFR01	Monthly	(8,059)

Enbridge, Inc.	Merrill Lynch International		(61,025)	06/15/28	-	1D OBFR01	Monthly	(1,316)

Entegris, Inc.	Barclays Bank PLC		(46,244)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,969)

Entegris, Inc.	Goldman Sachs Bank USA		(4,338)	08/18/26	(0.15)%	1D FEDL01	Monthly	(136)

Entegris, Inc.	HSBC Bank PLC		(6,806)	02/09/28	(0.15)%	1D OBFR01	Monthly	(214)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)

Equinor ASA, ADR	Merrill Lynch International	USD	(61,963)	06/15/28	(2.51)%	1D OBFR01	Monthly	$3,496

Essex Property Trust, Inc.	Goldman Sachs Bank USA		(2,775)	08/18/26	(0.15)%	1D FEDL01	Monthly	(125)

Essex Property Trust, Inc.	Merrill Lynch International		(57,522)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,583)

Everest Group Ltd.	HSBC Bank PLC		(56,521)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,463

Everest Group Ltd.	Merrill Lynch International		(20,501)	06/15/28	(0.15)%	1D OBFR01	Monthly	387

Expand Energy Corp.	Barclays Bank PLC		(83,333)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3,847)

Expand Energy Corp.	Goldman Sachs Bank USA		(65,743)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,782)

Expand Energy Corp.	Merrill Lynch International		(23,747)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,005)

Expedia Group, Inc.	Merrill Lynch International		(90,828)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,289)

Exxon Mobil Corp.	Goldman Sachs Bank USA		(19,770)	08/19/26	(0.15)%	1D FEDL01	Monthly	296

Exxon Mobil Corp.	HSBC Bank PLC		(100,605)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,957

Exxon Mobil Corp.	Merrill Lynch International		(36,128)	06/15/28	(0.15)%	1D OBFR01	Monthly	540

Fastenal Co.	Barclays Bank PLC		(65,007)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,330)

Fastenal Co.	HSBC Bank PLC		(15,506)	02/09/28	(0.15)%	1D OBFR01	Monthly	356

Ferguson Enterprises, Inc.	Goldman Sachs Bank USA		(65,050)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,410)

Fifth Third Bancorp	Goldman Sachs Bank USA		(50,084)	08/19/26	(0.15)%	1D FEDL01	Monthly	(2,850)

Fifth Third Bancorp	HSBC Bank PLC		(5,262)	02/09/28	(0.15)%	1D OBFR01	Monthly	(40)

Fifth Third Bancorp	Merrill Lynch International		(29,236)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,664)

Flagstar Bank NA	Barclays Bank PLC		(60,329)	07/23/26	(0.15)%	1D OBFR01	Monthly	(4,616)

Flagstar Bank NA	Goldman Sachs Bank USA		(10,441)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,480)

Flex Ltd.	Barclays Bank PLC		(66,859)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,536)

Flex Ltd.	HSBC Bank PLC		(101,697)	02/09/28	(0.15)%	1D OBFR01	Monthly	7,239

Flex Ltd.	Merrill Lynch International		(2,291)	06/15/28	(0.15)%	1D OBFR01	Monthly	(14)

Fortive Corp.	Barclays Bank PLC		(4,249)	07/23/26	(0.15)%	1D OBFR01	Monthly	(83)

Fortive Corp.	Merrill Lynch International		(60,169)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,525)

FTAI Aviation Ltd.	Barclays Bank PLC		(56,692)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3,769)

FTAI Aviation Ltd.	Goldman Sachs Bank USA		(2,903)	08/18/26	(0.15)%	1D FEDL01	Monthly	(388)

FTAI Aviation Ltd.	HSBC Bank PLC		(5,779)	02/09/28	(0.15)%	1D OBFR01	Monthly	(285)

FTI Consulting, Inc.	HSBC Bank PLC		(65,812)	02/09/28	(0.15)%	1D OBFR01	Monthly	(101)

Genpact Ltd.	Barclays Bank PLC		(3,879)	07/23/26	(0.15)%	1D OBFR01	Monthly	2

Genpact Ltd.	Goldman Sachs Bank USA		(74,620)	08/18/26	(0.15)%	1D FEDL01	Monthly	(546)

Genpact Ltd.	HSBC Bank PLC		(12,219)	02/09/28	(0.15)%	1D OBFR01	Monthly	58

GFL Environmental, Inc.	Goldman Sachs Bank USA		(91,650)	08/19/26	(0.15)%	1D FEDL01	Monthly	(2,655)

GFL Environmental, Inc.	Merrill Lynch International		(37,075)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,074)

Gildan Activewear, Inc.	Merrill Lynch International		(61,571)	06/15/28	(0.05)%	1D OBFR01	Monthly	1,062

Gilead Sciences, Inc.	Barclays Bank PLC		(42,091)	07/23/26	(0.15)%	1D OBFR01	Monthly	(192)

Gilead Sciences, Inc.	HSBC Bank PLC		(16,541)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,077)

GSK PLC, ADR	Goldman Sachs Bank USA		(149,482)	08/18/26	(0.35)%	1D FEDL01	Monthly	(1,038)

GSK PLC, ADR	Merrill Lynch International		(27,520)	06/15/28	(0.54)%	1D OBFR01	Monthly	(191)

HCA Healthcare, Inc.	Barclays Bank PLC		(83,674)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,211)

HCA Healthcare, Inc.	HSBC Bank PLC		(5,971)	02/09/28	(0.15)%	1D OBFR01	Monthly	(637)

Hexcel Corp.	Barclays Bank PLC		(1,459)	07/23/26	(0.15)%	1D OBFR01	Monthly	(66)

Hexcel Corp.	Goldman Sachs Bank USA		(2,447)	08/18/26	(0.15)%	1D FEDL01	Monthly	(221)

Hexcel Corp.	HSBC Bank PLC		(67,742)	02/09/28	(0.15)%	1D OBFR01	Monthly	(8,412)

HF Sinclair Corp.	Barclays Bank PLC		(52,416)	07/23/26	(0.15)%	1D OBFR01	Monthly	247

HF Sinclair Corp.	HSBC Bank PLC		(12,562)	02/09/28	(0.15)%	1D OBFR01	Monthly	552

Humana, Inc.	Barclays Bank PLC		(44,465)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3,215)

Humana, Inc.	HSBC Bank PLC		(7,391)	02/09/28	(0.15)%	1D OBFR01	Monthly	(228)

Humana, Inc.	Merrill Lynch International		(6,555)	06/15/28	(0.15)%	1D OBFR01	Monthly	(326)

ICON PLC	Barclays Bank PLC		(76,022)	07/23/26	(0.15)%	1D OBFR01	Monthly	(9,448)

ICON PLC	HSBC Bank PLC		(17,370)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,165)

Insulet Corp.	Goldman Sachs Bank USA		(8,201)	08/18/26	(0.15)%	1D FEDL01	Monthly	21

Insulet Corp.	Merrill Lynch International		(62,652)	06/15/28	(0.15)%	1D OBFR01	Monthly	159

International Business Machines Corp.	Merrill Lynch International		(62,406)	06/15/28	-	1D OBFR01	Monthly	(2,396)

IQVIA Holdings, Inc.	Merrill Lynch International		(62,891)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,042)

J M Smucker Co. (The)	Barclays Bank PLC		(26,589)	07/23/26	(0.15)%	1D OBFR01	Monthly	23

J M Smucker Co. (The)	Merrill Lynch International		(47,623)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,055

Jabil, Inc.	HSBC Bank PLC		(87,485)	02/09/28	(0.15)%	1D OBFR01	Monthly	3,411

Johnson Controls International PLC	Barclays Bank PLC		(5,710)	07/23/26	(0.15)%	1D OBFR01	Monthly	(106)

Johnson Controls International PLC	Goldman Sachs Bank USA		(9,543)	08/18/26	(0.15)%	1D FEDL01	Monthly	6

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)

Johnson Controls International PLC	HSBC Bank PLC	USD	(65,948)	02/09/28	(0.15)%	1D OBFR01	Monthly	$3,373

L3Harris Technologies, Inc.	Goldman Sachs Bank USA		(3,165)	08/18/26	(0.15)%	1D FEDL01	Monthly	99

L3Harris Technologies, Inc.	Merrill Lynch International		(57,538)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,800

Labcorp Holdings, Inc.	Barclays Bank PLC		(60,491)	07/23/26	(0.15)%	1D OBFR01	Monthly	(791)

Labcorp Holdings, Inc.	HSBC Bank PLC		(9,662)	02/09/28	(0.15)%	1D OBFR01	Monthly	(283)

Lattice Semiconductor Corp.	HSBC Bank PLC		(86,306)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,054)

Lattice Semiconductor Corp.	Merrill Lynch International		(28,766)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,952)

Lennox International, Inc.	Barclays Bank PLC		(4,187)	07/23/26	(0.15)%	1D OBFR01	Monthly	(303)

Lennox International, Inc.	HSBC Bank PLC		(4,894)	02/09/28	(0.15)%	1D OBFR01	Monthly	(95)

Lennox International, Inc.	Merrill Lynch International		(50,588)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,288)

Liberty Media Corp. - Liberty Formula One, Class C, NVS	Barclays Bank PLC		(2,606)	07/23/26	(0.15)%	1D OBFR01	Monthly	(82)

Liberty Media Corp. - Liberty Formula One, Class C, NVS	Goldman Sachs Bank USA		(59,127)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,059

Lincoln National Corp.	Merrill Lynch International		(68,110)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,062)

Linde PLC	Barclays Bank PLC		(58,297)	07/23/26	0.10%	1D OBFR01	Monthly	(379)

Live Nation Entertainment, Inc.	Barclays Bank PLC		(52,128)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,424)

Live Nation Entertainment, Inc.	HSBC Bank PLC		(4,105)	02/09/28	(0.15)%	1D OBFR01	Monthly	30

Lululemon Athletica, Inc.	Barclays Bank PLC		(18,324)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,567)

Lululemon Athletica, Inc.	HSBC Bank PLC		(38,840)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,153)

Lululemon Athletica, Inc.	Merrill Lynch International		(4,925)	06/15/28	(0.15)%	1D OBFR01	Monthly	(601)

Magna International, Inc.	Barclays Bank PLC		(70,050)	07/23/26	(0.15)%	1D OBFR01	Monthly	(769)

Markel Group, Inc.	Goldman Sachs Bank USA		(65,374)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,200)

Mondelez International, Inc., Class A	Barclays Bank PLC		(2,360)	07/23/26	(0.15)%	1D OBFR01	Monthly	(58)

Mondelez International, Inc., Class A	HSBC Bank PLC		(95,400)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,239)

Mondelez International, Inc., Class A	Merrill Lynch International		(3,668)	06/15/28	(0.15)%	1D OBFR01	Monthly	(132)

MSCI, Inc., Class A	Barclays Bank PLC		(51,764)	07/23/26	(0.15)%	1D OBFR01	Monthly	(662)

MSCI, Inc., Class A	Goldman Sachs Bank USA		(14,506)	08/18/26	(0.15)%	1D FEDL01	Monthly	(151)

MSCI, Inc., Class A	Merrill Lynch International		(139,483)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,448)

Murphy Oil Corp.	Goldman Sachs Bank USA		(56,296)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,925)

Murphy Oil Corp.	HSBC Bank PLC		(2,331)	02/09/28	(0.15)%	1D OBFR01	Monthly	(266)

Norfolk Southern Corp.	Barclays Bank PLC		(3,114)	07/23/26	(0.15)%	1D OBFR01	Monthly	(99)

Norfolk Southern Corp.	Goldman Sachs Bank USA		(45,026)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,709)

Norfolk Southern Corp.	Merrill Lynch International		(97,086)	06/15/28	0.30%	1D OBFR01	Monthly	(3,685)

Northern Trust Corp.	Goldman Sachs Bank USA		(53,138)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,732)

Northern Trust Corp.	HSBC Bank PLC		(59,191)	02/09/28	(0.15)%	1D OBFR01	Monthly	(569)

Novartis AG, ADR	Barclays Bank PLC		(6,327)	07/23/26	(0.15)%	1D OBFR01	Monthly	(193)

Novartis AG, ADR	Merrill Lynch International		(217,584)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,902

Occidental Petroleum Corp.	Barclays Bank PLC		(2,030)	07/23/26	(0.15)%	1D OBFR01	Monthly	(28)

Occidental Petroleum Corp.	Goldman Sachs Bank USA		(11,173)	08/18/26	(0.15)%	1D FEDL01	Monthly	(83)

Occidental Petroleum Corp.	Merrill Lynch International		(128,280)	06/15/28	(0.15)%	1D OBFR01	Monthly	(954)

Okta, Inc., Class A	HSBC Bank PLC		(58,612)	02/09/28	(0.15)%	1D OBFR01	Monthly	533

Omega Healthcare Investors, Inc.	Merrill Lynch International		(116,989)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,608)

Oracle Corp.	Barclays Bank PLC		(44,062)	07/23/26	(0.15)%	1D OBFR01	Monthly	(367)

Oracle Corp.	HSBC Bank PLC		(28,177)	02/09/28	(0.15)%	1D OBFR01	Monthly	4,549

Otis Worldwide Corp.	Barclays Bank PLC		(8,087)	07/23/26	(0.15)%	1D OBFR01	Monthly	(176)

Otis Worldwide Corp.	Goldman Sachs Bank USA		(51,433)	08/18/26	(0.15)%	1D FEDL01	Monthly	(456)

Parker-Hannifin Corp.	HSBC Bank PLC		(66,410)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,665)

Parker-Hannifin Corp.	Merrill Lynch International		(3,284)	06/15/28	(0.15)%	1D OBFR01	Monthly	(163)

Paycom Software, Inc.	Barclays Bank PLC		(9,553)	07/23/26	(0.15)%	1D OBFR01	Monthly	(118)

Paycom Software, Inc.	HSBC Bank PLC		(25,854)	02/09/28	(0.15)%	1D OBFR01	Monthly	873

Paycom Software, Inc.	Merrill Lynch International		(24,778)	06/15/28	(0.15)%	1D OBFR01	Monthly	441

Pinterest, Inc., Class A	Barclays Bank PLC		(12,469)	07/23/26	(0.15)%	1D OBFR01	Monthly	(669)

Pinterest, Inc., Class A	Goldman Sachs Bank USA		(45,017)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,058)

Procore Technologies, Inc.	Barclays Bank PLC		(5,052)	07/23/26	(0.15)%	1D OBFR01	Monthly	(132)

Procore Technologies, Inc.	Goldman Sachs Bank USA		(6,535)	08/18/26	(0.15)%	1D FEDL01	Monthly	(131)

Procore Technologies, Inc.	HSBC Bank PLC		(21,136)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,362

Procore Technologies, Inc.	Merrill Lynch International		(98,750)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,972)

PTC, Inc.	Goldman Sachs Bank USA		(56,618)	08/18/26	(0.15)%	1D FEDL01	Monthly	(397)

PTC, Inc.	HSBC Bank PLC		(67,979)	02/09/28	(0.15)%	1D OBFR01	Monthly	789

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)

PTC, Inc.	Merrill Lynch International	USD	(46,862)	06/15/28	(0.15)%	1D OBFR01	Monthly	$(328)

QXO, Inc.	Goldman Sachs Bank USA		(77,762)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,115)

Raymond James Financial, Inc.	HSBC Bank PLC		(57,647)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,919

Raymond James Financial, Inc.	Merrill Lynch International		(3,107)	06/15/28	(0.15)%	1D OBFR01	Monthly	(24)

Reddit, Inc., Class A	Goldman Sachs Bank USA		(2,626)	08/18/26	(0.15)%	1D FEDL01	Monthly	(405)

Reddit, Inc., Class A	Merrill Lynch International		(55,515)	06/15/28	(0.15)%	1D OBFR01	Monthly	(8,560)

Rivian Automotive, Inc., Class A	Barclays Bank PLC		(64,821)	07/23/26	(0.15)%	1D OBFR01	Monthly	(7,221)

Rivian Automotive, Inc., Class A	Goldman Sachs Bank USA		(3,524)	08/18/26	(0.15)%	1D FEDL01	Monthly	(472)

Rivian Automotive, Inc., Class A	HSBC Bank PLC		(4,660)	02/09/28	(0.15)%	1D OBFR01	Monthly	(128)

Rivian Automotive, Inc., Class A	Merrill Lynch International		(2,959)	06/15/28	(0.15)%	1D OBFR01	Monthly	(396)

Rocket Cos., Inc., Class A	Barclays Bank PLC		(22,251)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,284)

Rocket Cos., Inc., Class A	Goldman Sachs Bank USA		(39,704)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,608)

SBA Communications Corp.	Goldman Sachs Bank USA		(46,596)	08/18/26	(0.15)%	1D FEDL01	Monthly	359

SBA Communications Corp.	HSBC Bank PLC		(9,772)	02/09/28	(0.15)%	1D OBFR01	Monthly	252

SBA Communications Corp.	Merrill Lynch International		(5,090)	06/15/28	(0.15)%	1D OBFR01	Monthly	39

Shift4 Payments, Inc., Class A	Goldman Sachs Bank USA		(94,778)	08/18/26	(0.37)%	1D FEDL01	Monthly	(8,588)

Simon Property Group, Inc.	Goldman Sachs Bank USA		(60,451)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,780)

SLB Ltd.	Barclays Bank PLC		(22,962)	07/23/26	(0.15)%	1D OBFR01	Monthly	(341)

SLB Ltd.	Goldman Sachs Bank USA		(6,301)	08/18/26	(0.15)%	1D FEDL01	Monthly	(77)

SLB Ltd.	HSBC Bank PLC		(4,245)	02/09/28	(0.15)%	1D OBFR01	Monthly	77

SLB Ltd.	Merrill Lynch International		(33,151)	06/15/28	(0.15)%	1D OBFR01	Monthly	(407)

Snap-on, Inc.	Barclays Bank PLC		(57,945)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,223)

Snap-on, Inc.	Merrill Lynch International		(2,630)	06/15/28	(0.15)%	1D OBFR01	Monthly	(91)

Solventum Corp.	Barclays Bank PLC		(117,149)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,641)

Southern Co. (The)	Barclays Bank PLC		(2,229)	07/23/26	(0.15)%	1D OBFR01	Monthly	(50)

Southern Co. (The)	Goldman Sachs Bank USA		(57,518)	08/18/26	(0.15)%	1D FEDL01	Monthly	(343)

Starbucks Corp.	Barclays Bank PLC		(5,917)	07/23/26	(0.15)%	1D OBFR01	Monthly	(268)

Starbucks Corp.	Goldman Sachs Bank USA		(3,013)	08/18/26	(0.15)%	1D FEDL01	Monthly	(123)

Starbucks Corp.	Merrill Lynch International		(53,896)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,202)

Stryker Corp.	Barclays Bank PLC		(3,332)	07/23/26	(0.15)%	1D OBFR01	Monthly	(9)

Stryker Corp.	HSBC Bank PLC		(56,803)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,586)

Super Micro Computer, Inc.	Goldman Sachs Bank USA		(2,933)	08/18/26	(0.15)%	1D FEDL01	Monthly	22

Super Micro Computer, Inc.	HSBC Bank PLC		(11,012)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,737

Super Micro Computer, Inc.	Merrill Lynch International		(45,285)	06/15/28	(0.15)%	1D OBFR01	Monthly	332

T Rowe Price Group, Inc.	Barclays Bank PLC		(102,158)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,963)

T Rowe Price Group, Inc.	HSBC Bank PLC		(7,416)	02/09/28	(0.15)%	1D OBFR01	Monthly	45

Teck Resources Ltd., Class B	Barclays Bank PLC		(56,225)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,449)

Teck Resources Ltd., Class B	Merrill Lynch International		(37,734)	06/15/28	-	1D OBFR01	Monthly	(2,326)

Thomson Reuters Corp.	Barclays Bank PLC		(74,598)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,650)

Thomson Reuters Corp.	Merrill Lynch International		(116,980)	06/15/28	-	1D OBFR01	Monthly	1,459

TKO Group Holdings, Inc., Class A	HSBC Bank PLC		(59,305)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,872)

Toast, Inc., Class A	Barclays Bank PLC		(6,093)	07/23/26	(0.15)%	1D OBFR01	Monthly	(129)

Toast, Inc., Class A	HSBC Bank PLC		(75,902)	02/09/28	(0.15)%	1D OBFR01	Monthly	7,932

Toast, Inc., Class A	Merrill Lynch International		(17,980)	06/15/28	(0.15)%	1D OBFR01	Monthly	269

TotalEnergies SE, ADR	Merrill Lynch International		(128,005)	06/15/28	(0.05)%	1D OBFR01	Monthly	(1,359)

Trex Co., Inc.	Goldman Sachs Bank USA		(7,921)	08/18/26	(0.15)%	1D FEDL01	Monthly	(929)

Trex Co., Inc.	HSBC Bank PLC		(20,466)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,746)

Trex Co., Inc.	Merrill Lynch International		(29,776)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,490)

UL Solutions, Inc., Class A	Barclays Bank PLC		(10,488)	07/23/26	(0.15)%	1D OBFR01	Monthly	(457)

UL Solutions, Inc., Class A	Goldman Sachs Bank USA		(4,737)	08/18/26	(0.15)%	1D FEDL01	Monthly	(280)

UL Solutions, Inc., Class A	HSBC Bank PLC		(77,281)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,805)

Unilever PLC, ADR	Goldman Sachs Bank USA		(33,750)	08/18/26	(0.15)%	1D FEDL01	Monthly	(787)

Unilever PLC, ADR	HSBC Bank PLC		(61,601)	02/09/28	(0.15)%	1D OBFR01	Monthly	223

Universal Health Services, Inc., Class B	Barclays Bank PLC		(35,069)	07/23/26	(0.15)%	1D OBFR01	Monthly	(989)

Universal Health Services, Inc., Class B	Goldman Sachs Bank USA		(47,112)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,563)

Universal Health Services, Inc., Class B	HSBC Bank PLC		(38,962)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,673)

Universal Health Services, Inc., Class B	Merrill Lynch International		(28,992)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,193)

Vail Resorts, Inc.	Barclays Bank PLC		(10,126)	07/23/26	(0.15)%	1D OBFR01	Monthly	(390)

Vail Resorts, Inc.	HSBC Bank PLC		(49,688)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,016

Vail Resorts, Inc.	Merrill Lynch International		(12,167)	06/15/28	(0.15)%	1D OBFR01	Monthly	(31)

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)

Viatris, Inc.	Goldman Sachs Bank USA	USD	(41,137)	08/19/26	(0.15)%	1D FEDL01	Monthly	$(116)

Viatris, Inc.	Merrill Lynch International		(42,139)	06/15/28	(0.15)%	1D OBFR01	Monthly	(119)

Waste Management, Inc.	Goldman Sachs Bank USA		(75,909)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,613)

Waste Management, Inc.	Merrill Lynch International		(17,677)	06/15/28	(0.15)%	1D OBFR01	Monthly	(842)

Waters Corp.	Barclays Bank PLC		(14,383)	07/23/26	(0.15)%	1D OBFR01	Monthly	(140)

Waters Corp.	Goldman Sachs Bank USA		(92,605)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,233)

Waters Corp.	Merrill Lynch International		(4,158)	06/15/28	(0.15)%	1D OBFR01	Monthly	(280)

Western Alliance Bancorp	HSBC Bank PLC		(94,497)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,279)

Westinghouse Air Brake Technologies Corp.	Goldman Sachs Bank USA		(2,395)	08/18/26	(0.15)%	1D FEDL01	Monthly	(108)

Westinghouse Air Brake Technologies Corp.	Merrill Lynch International		(59,674)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,682)

Weyerhaeuser Co.	Barclays Bank PLC		(12,863)	07/23/26	(0.15)%	1D OBFR01	Monthly	(419)

Weyerhaeuser Co.	Goldman Sachs Bank USA		(3,657)	08/18/26	(0.15)%	1D FEDL01	Monthly	(119)

Weyerhaeuser Co.	Merrill Lynch International		(42,138)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,371)

WW Grainger, Inc.	Goldman Sachs Bank USA		(132,056)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,598)

Xcel Energy, Inc.	Goldman Sachs Bank USA		(60,495)	08/18/26	(0.15)%	1D FEDL01	Monthly	(595)

Zscaler, Inc.	Barclays Bank PLC		(51,024)	07/23/26	(0.15)%	1D OBFR01	Monthly	5,251

Zscaler, Inc.	Merrill Lynch International		(4,719)	06/15/28	(0.15)%	1D OBFR01	Monthly	695

Total short positions of equity swaps								(265,851)

Total long and short positions of equity swaps								260,717

Net dividends and financing fees								(20,144)

Total equity swap contracts including dividends and financing fees								$240,573

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)

The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$805,844	$(565,271)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Swaps — OTC

Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$805,844	$—	$—	$—	$805,844

Liabilities — Derivative Financial Instruments

Swaps — OTC

Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$565,271	$—	$—	$—	$565,271

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$(4,360)	$—	$—	$—	$(4,360)

Swaps	—	—	1,022,724	—	—	—	1,022,724

	$—	$—	$1,018,364	$—	$—	$—	$1,018,364

Net Change in Unrealized Appreciation (Depreciation) on:

Swaps	$—	$—	$85,745	$—	$—	$—	$85,745

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$ —(a	)

Average notional value of contracts — short	—(a	)

Equity swaps:

Average notional value — long	18,573,417

Average notional value — short	12,628,279

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments

Swaps — OTC(a)	$805,844	$565,271

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$805,844	$565,271

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(20,144)

Total derivative assets and liabilities subject to an MNA	$805,844	$545,127

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock U.S. Insights Long/Short Equity Fund

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

Barclays Bank PLC	$125,301	$(117,321)	$—	$—	$7,980

Goldman Sachs Bank USA	197,266	(155,474)	—	—	41,792

HSBC Bank PLC	241,955	(133,982)	—	—	107,973

Merrill Lynch International	241,322	(138,350)	—	—	102,972

	$805,844	$(545,127)	$—	$—	$260,717

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)

Barclays Bank PLC	$117,321	$(117,321)	$—	$—	$—

Goldman Sachs Bank USA	155,474	(155,474)	—	—	—

HSBC Bank PLC	133,982	(133,982)	—	—	—

Merrill Lynch International	138,350	(138,350)	—	—	—

	$545,127	$(545,127)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks	$186,324	$—	$—	$186,324

Short-Term Securities

U.S. Treasury Obligations	—	12,039,193	—	12,039,193

	$186,324	$12,039,193	$—	$12,225,517

Derivative Financial Instruments(a)

Assets

Equity Contracts	$—	$805,844	$—	$805,844

Liabilities

Equity Contracts	—	(565,271)	—	(565,271)

	$—	$240,573	$—	$240,573

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statement of Assets and Liabilities (unaudited)

November 30, 2025

BlackRock U.S. Insights Long/Short Equity Fund

ASSETS

Investments, at value — unaffiliated(a)	$12,225,517

Cash	77,319

Cash pledged:

Collateral — OTC derivatives	445,707

Receivables:

Securities lending income — affiliated	13

Swaps	635,793

From the Administrator	2,911

Unrealized appreciation on OTC swaps	805,844

Prepaid expenses	27,223

Total assets	14,220,327

LIABILITIES

Payables:

Swaps	567,581

Administration fees	2

Directors’ and Officer’s fees	883

Other accrued expenses	60,907

Professional fees	14,118

Service and distribution fees	62

Unrealized depreciation on OTC swaps	565,271

Total liabilities	1,208,824

Commitments and contingent liabilities

NET ASSETS	$13,011,503

NET ASSETS CONSIST OF:

Paid-in capital	$11,996,030

Accumulated earnings	1,015,473

NET ASSETS	$13,011,503

(a) Investments, at cost — unaffiliated	$12,240,928

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2025

BlackRock U.S. Insights Long/Short Equity Fund

NET ASSET VALUE

Institutional

Net assets	$129,271

Shares outstanding	12,307

Net asset value	$10.50

Shares authorized	Unlimited

Par value	$0.001

Investor A

Net assets	$305,445

Shares outstanding	29,198

Net asset value	$10.46

Shares authorized	Unlimited

Par value	$0.001

Class K

Net assets	$12,576,787

Shares outstanding	1,196,339

Net asset value	$10.51

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	19

Statement of Operations (unaudited)

Six Months Ended November 30, 2025

BlackRock U.S. Insights Long/Short Equity Fund

INVESTMENT INCOME

Interest — unaffiliated	$243,349

Securities lending income — affiliated — net	338

Total investment income	243,687

EXPENSES

Investment advisory	85,226

Professional	80,851

Registration	27,423

Accounting services	18,642

Printing and postage	9,668

Trustees and Officer	3,600

Administration	2,663

Administration — class specific	1,253

Custodian	975

Service and distribution — class specific	379

Transfer agent — class specific	259

Miscellaneous	7,307

Total expenses	238,246

Less:

Administration fees waived	(2,663)

Administration fees waived by the Manager — class specific	(1,242)

Fees waived and/or reimbursed by the Manager	(135,676)

Transfer agent fees waived and/or reimbursed by the Manager — class specific	(169)

Total expenses after fees waived and/or reimbursed	98,496

Net investment income	145,191

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	(17,737)

Investments — affiliated	10

Futures contracts	(4,360)

Foreign currency transactions	9

Swaps	1,022,724

1,000,646

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	(26,121)

Foreign currency translations	18

Swaps	85,745

59,642

Net realized and unrealized gain	1,060,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,205,479

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock U.S. Insights Long/Short Equity Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income	$145,191	$359,900

Net realized gain (loss)	1,000,646	(1,088,621)

Net change in unrealized appreciation (depreciation)	59,642	224,934

Net increase (decrease) in net assets resulting from operations	1,205,479	(503,787)

DISTRIBUTIONS TO SHAREHOLDERS(a)

Institutional	—	(13,319)

Investor A	—	(45,448)

Class K	—	(1,306,472)

Decrease in net assets resulting from distributions to shareholders	—	(1,365,239)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(21,504)	1,253,252

NET ASSETS

Total increase (decrease) in net assets	1,183,975	(615,774)

Beginning of period	11,827,528	12,443,302

End of period	$13,011,503	$11,827,528

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	21

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Period from 06/13/23 to 05/31/24	(a)

Net asset value, beginning of period	$9.53		$11.15	$10.00

Net investment income(b)	0.12		0.29	0.36

Net realized and unrealized gain (loss)	0.85		(0.69)	1.72

Net increase (decrease) from investment operations	0.97		(0.40)	2.08

Distributions(c)

From net investment income	—		(0.94)	(0.93)

From net realized gain	—		(0.28)	—

Total distributions	—		(1.22)	(0.93)

Net asset value, end of period	$10.50		$9.53	$11.15

Total Return(d)

Based on net asset value	10.18	%(e)	(4.16)%	21.71	%(e)

Ratios to Average Net Assets(f)

Total expenses	3.81	%(g)	4.06%	4.85	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.60	%(g)	1.61%	1.55	%(g)(h)(i)

Net investment income	2.28	%(g)	2.96%	3.47	%(g)

Supplemental Data

Net assets, end of period (000)	$129		$116	$122

Portfolio turnover rate(j)	130%		313%	—%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.93% and 1.14%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.94% and 1.59%, respectively.

(j)	Excludes underlying investments in equity swaps.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Period from 06/13/23 to 05/31/24	(a)

Net asset value, beginning of period	$9.51		$11.13	$10.00

Net investment income(b)	0.10		0.27	0.34

Net realized and unrealized gain (loss)	0.85		(0.68)	1.71

Net increase (decrease) from investment operations	0.95		(0.41)	2.05

Distributions(c)

From net investment income	—		(0.93)	(0.92)

From net realized gain	—		(0.28)	—

Total distributions	—		(1.21)	(0.92)

Net asset value, end of period	$10.46		$9.51	$11.13

Total Return(d)

Based on net asset value	9.99	%(e)	(4.27)%	21.37	%(e)

Ratios to Average Net Assets(f)

Total expenses	4.20	%(g)	4.20%	4.90	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.86	%(g)	1.86%	1.80	%(g)(h)(i)

Net investment income	2.02	%(g)	2.77%	3.24	%(g)

Supplemental Data

Net assets, end of period (000)	$305		$299	$396

Portfolio turnover rate(j)	130%		313%	—%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and 1.54%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.99% and 1.83%, respectively.

(j)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Period from 06/13/23 to 05/31/24	(a)

Net asset value, beginning of period	$9.54		$11.15	$10.00

Net investment income(b)	0.12		0.29	0.36

Net realized and unrealized gain (loss)	0.85		(0.68)	1.72

Net increase (decrease) from investment operations	0.97		(0.39)	2.08

Distributions(c)

From net investment income	—		(0.94)	(0.93)

From net realized gain	—		(0.28)	—

Total distributions	—		(1.22)	(0.93)

Net asset value, end of period	$10.51		$9.54	$11.15

Total Return(d)

Based on net asset value	10.17	%(e)	(4.06)%	21.73	%(e)

Ratios to Average Net Assets(f)

Total expenses	3.79	%(g)	3.92%	4.75	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.56	%(g)	1.56%	1.52	%(g)(h)(i)

Net investment income	2.32	%(g)	3.01%	3.50	%(g)

Supplemental Data

Net assets, end of period (000)	$12,577		$11,412	$11,925

Portfolio turnover rate(j)	130%		313%	—%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.84% and 1.12%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.84% and 1.56%, respectively.

(j)	Excludes underlying investments in equity swaps.

See notes to financial statements.

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as a non-diversified fund under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None

Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

On November 18, 2025, the Board of Trustees of the Trust (the “Board”) approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on December 31, 2025, the Fund no longer accepted purchase orders. On January 30, 2026 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value (“NAV”) per share and the Fund will be terminated as a series of the Trust.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	1.36%

$1 billion - $3 billion	1.28

$3 billion - $5 billion	1.22

$5 billion - $10 billion	1.18

Greater than $10 billion	1.15

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A

Service and distribution — class specific	$379

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below:

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%

$500 million - $1 billion	0.0400

$1 billion - $2 billion	0.0375

$2 billion - $4 billion	0.0350

$4 billion - $13 billion	0.0325

Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total

Administration — class specific	$12	$30	$1,211	$1,253

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total

Transfer agent — class specific	$15	$232	$12	$259

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds, and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K

1.61%	1.86%	1.56%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

For the six months ended November 30, 2025, the Manager waived and/or reimbursed the Fund investment advisory fees and other expenses of $135,676, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the six months ended November 30, 2025, the amount was $2,663.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Total

Administration fees waived by the Manager — class specific	$1	$30	$1,211	$1,242

Transfer agent fees waived and/or reimbursed by the Manager — class specific	1	156	12	169

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 14, 2030, the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of November 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,

Fund Level/Share Class	2026	2027	2028

Fund Level	$207,693	$280,183	$138,339

Institutional	95	126	2

Investor A	96	456	187

Class K	2,223	2,399	1,222

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2025, the Fund paid BIM $79 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were $405,097 and $261,085, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of May 31, 2025, the Fund had qualified late-year losses as follows:

Fund Name	Qualified Late-Year Capital Losses(a)	Qualified Late-Year Ordinary Losses(a)

U.S. Insights Long/Short Equity	$(31,531)	$(169,163)

(a)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Insights Long/Short Equity	$12,240,928	$817,924	$(592,762)	$225,162

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with the fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	101	$1,000	—	$—

Shares issued in reinvestment of distributions	—	—	1,291	12,993

	101	$1,000	1,291	$12,993

Investor A

Shares sold and automatic conversion of shares	629	$6,224	3,843	$40,718

Shares issued in reinvestment of distributions	—	—	4,483	45,122

Shares redeemed	(2,890)	(28,728)	(12,463)	(120,059)

	(2,261)	$(22,504)	(4,137)	$(34,219)

Class K

Shares issued in reinvestment of distributions	—	$—	126,436	$1,274,478

	(2,160)	$(21,504)	123,590	$1,253,252

As of November 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class

Institutional	12,206

Investor A	12,183

Class K	1,196,339

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

On January 30, 2026, all of the assets of the Fund will be liquidated completely, the shares of any shareholders will be redeemed at the NAV per share and the Fund will be terminated.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110
Sub-Adviser	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Ropes & Gray LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10036
Wilmington, DE 19809
Address of the Trust
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	35

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

ADR	American Depositary Receipt

NVS	Non-Voting Shares

OTC	Over-the-Counter

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: January 21, 2026